    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 17, 1996


                                                      REGISTRATION NOS. 33-73734
                                                                        811-8264
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4
                            ------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      / /

PRE-EFFECTIVE AMENDMENT NO.                                                  / /


POST-EFFECTIVE AMENDMENT NO. 6                                               /X/


REGISTRATION STATEMENT UNDER THE
   INVESTMENT COMPANY ACT OF 1940                                            / /


         AMENDMENT NO. 6                                                     /X/


                       (CHECK APPROPRIATE BOX OR BOXES.)

                            ------------------------

                      DIVERSIFIED INVESTORS VARIABLE FUNDS
                           (EXACT NAME OF REGISTRANT)

                       AUSA LIFE INSURANCE COMPANY, INC.
                              (NAME OF DEPOSITOR)

                             4 MANHATTANVILLE ROAD
                            PURCHASE, NEW YORK 10577
             (ADDRESS AND DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                                 (914) 697-8000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            ------------------------

                             ROBERT F. COLBY, ESQ.
                       AUSA LIFE INSURANCE COMPANY, INC.
                             4 MANHATTANVILLE ROAD
                            PURCHASE, NEW YORK 10577


It is proposed that this filing will become effective on October 18, 1996 pursuant to paragraph (b) of Rule 485.


     The registrant has registered an indefinite amount of securities (variable annuity contracts) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice was filed on February 23, 1996.

     Diversified Investors Portfolios has also executed this Registration Statement.

                            ------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
                       (REQUIRED BY RULES 481(A) AND 495)

                                     PART A

ITEM NO.                                        LOCATION
---------  ----------------------------------------------------------------------------------
Item  1.   Cover Page..............................................................Cover Page
Item  2.   Definitions............................................................Definitions
Item  3.   Synopsis..................................................................Synopsis
Item  4.   Condensed Financial Information....................Condensed Financial Information
Item  5.   General Description of Registrant, Depositor,
             and Portfolio Companies.......................AUSA Life Insurance Company, Inc.,
                                                        Diversified Investors Variable Funds,
                                                             Diversified Investors Portfolios
Item  6.   Deductions and Expenses....................................................Charges
Item  7.   General Description of Variable Annuity Contracts.........Summary of The Contracts
Item  8.   Annuity Period.....................................................Payment Options
Item  9.   Death Benefit.............................Death Benefit; Payments To A Beneficiary
                                                              Following The Annuitant's Death
Item 10.   Purchases and Contract Value...Credit of Purchase Payments; Allocation of Purchase
                                                        Payments; Determination of Unit Value
Item 11.   Redemptions................Redemption During The Accumulation Period; Restrictions
                                                  Under The Texas Optional Retirement Program
Item 12.   Taxes.........Federal Tax Status; Tax Treatment of AUSA; Section 403(b) Annuities;
                        Section 401(a) Plans; Section 408 (IRA) Contracts; Section 457 Plans;
                  Section 457(f) Plans; Section 72 Flexible Annuities; Non-Qualified Deferred
                                               Compensation Contracts; Income Tax Withholding
Item 13.   Legal Proceedings................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of
             Additional Information............................Table of Contents of Statement
                                                                    of Additional Information
                                           PART B
Item 15.   Cover Page..............................................................Cover Page
Item 16.   Table of Contents................................................Table of Contents
Item 17.   General Information and History.................................... Not Applicable
Item 18.   Services........................................................... Not Applicable
Item 19.   Purchases and Securities Being Offered............................. Not Applicable
Item 20.   Underwriters...............................Sale of Contracts/Principal Underwriter
Item 21.   Calculation of Performance Data...................................Performance Data
Item 22.   Annuity Payments................................................... Not Applicable
Item 23.   Financial Statements........Financial Statements and Notes to Financial Statements

                                     PART C

INFORMATION REQUIRED TO BE INCLUDED IN PART C IS SET FORTH UNDER THE APPROPRIATE
          ITEM, SO NUMBERED IN PART C OF THIS REGISTRATION STATEMENT.

Item 24.   Financial Statements and Exhibits............................................. C-1
Item 25.   Directors and Officers of the Depositor....................................... C-2
Item 26.   Persons Controlled by or Under Common Control with the Depositor or
             Registrant.................................................................. C-2
Item 27.   Number of Contractowners...................................................... C-2
Item 28.   Indemnification............................................................... C-2
Item 29.   Principal Underwriters........................................................ C-2
Item 30.   Location of Accounts and Records.............................................. C-3
Item 31.   Management Services........................................................... C-3
Item 32.   Undertakings.................................................................. C-3

                                       (i)

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                        GROUP VARIABLE ANNUITY CONTRACTS
SECTIONS 401(A), 401(K), 403(B), 408(IRA), 457, 457(F), 72 (FLEXIBLE ANNUITIES)
                                    AND NQDC

                                   ISSUED BY

                   AUSA LIFE INSURANCE COMPANY, INC. ("AUSA")
        4 MANHATTANVILLE ROAD, PURCHASE, NEW YORK 10577; (914) 697-8000

    The Group Variable Annuity Contracts ("Contracts") described in this Prospectus are designed and offered as funding vehicles for retirement Plans maintained by state educational organizations, certain tax-exempt organizations, IRA Contractholders, taxed organizations in the case of the Section 401(a) and/or Section 401(k) Contracts and corporate non-qualified deferred compensation contracts ("NQDC"). The Contracts described in this Prospectus include certain group variable annuity contracts of the above described types which were originally issued by The Mutual Life Insurance Company of New York and which have been assumed by AUSA. See page 31 for a description of this assumption reinsurance.

    Insofar as possible, the provisions of the Contracts are identical, and the information provided in this Prospectus is generally applicable to all Contracts. However, whenever statutory or administrative considerations require significant differences among the Contracts, such differences are explained separately for each.


    Purchase Payments under the Contracts are allocated to a segregated investment account of AUSA Life Insurance Company, Inc. which account has been designated the Diversified Investors Variable Funds. Purchase Payments directed to the Diversified Investors Variable Funds may be allocated among such of the Subaccounts in the Diversified Investors Variable Funds as are made available under the Contracts. The assets in each Subaccount are invested in a series of Diversified Investors Portfolios or in the Calvert Socially Responsible Series ("Calvert Series") at their net asset value. (See "Diversified Investors Portfolios" at page 14 and Calvert Series at page 12.) The thirteen currently available series of Diversified Investors Portfolios are the Money Market Series, High Quality Bond Series, Intermediate Government Bond Series, Government/Corporate Bond Series, High-Yield Bond Series, Balanced Series, Equity Income Series, Equity Value Series, Growth & Income Series, Equity Growth Series, Special Equity Series, Aggressive Equity Series and International Equity Series. The Calvert Series is an actively managed, diversified portfolio of common and preferred stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the social concern criteria established by the Calvert Series. A copy of the Calvert Series Prospectus appears at the end of this Diversified Investors Variable Funds Prospectus.


    SUBACCOUNTS OF DIVERSIFIED INVESTORS VARIABLE FUNDS WHICH INVEST IN DIVERSIFIED INVESTORS PORTFOLIOS DO SO UNDER A "HUB AND SPOKE" ARRANGEMENT. UNLIKE OTHER FUNDING VEHICLES INTO WHICH PURCHASE PAYMENTS MAY BE INVESTED THROUGH VARIABLE ANNUITY CONTRACTS ISSUED BY INSURANCE COMPANIES, DIVERSIFIED INVESTORS PORTFOLIOS OFFERS ITS INTERESTS FOR SALE TO OTHER TYPES OF COLLECTIVE INVESTMENT VEHICLES IN ADDITION TO INSURANCE COMPANY SEPARATE ACCOUNTS REGISTERED AS INVESTMENT COMPANIES UNDER THE INVESTMENT COMPANY ACT OF 1940. SUCH INVESTORS MAY INCLUDE MUTUAL FUNDS, BANK COLLECTIVE TRUSTS AND UNREGISTERED INSURANCE COMPANY SEPARATE ACCOUNTS. SEE "DIVERSIFIED INVESTORS PORTFOLIOS -- HUB AND SPOKE(R) STRUCTURE" ON PAGE 33 HEREIN. HUB AND SPOKE(R) IS A REGISTERED SERVICE MARK OF SIGNATURE FINANCIAL GROUP, INC.


    The value of the Accumulation Accounts maintained in the Diversified Investors Variable Funds will vary based upon the investment experience of the Subaccounts to which Purchase Payments are allocated. The investment experience of the Subaccounts will vary based on the underlying investment performance of the series of Diversified Investors Portfolios and the Calvert Series.


    This Prospectus sets forth the basic information that a prospective purchaser should know before investing. Please keep this Prospectus for future reference.


    A Statement of Additional Information dated October 18, 1996 incorporated herein by reference, and containing additional information about the Contracts and Diversified Investors Portfolios, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available from AUSA without charge upon written request to the above address or by telephoning
(914) 697-8000. The Table of Contents of the Statement of Additional Information can be found on page 59 of this Prospectus.


    This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy the Contracts in any jurisdiction in which such may not be lawfully made.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED (OR PRECEDED) BY A CURRENT PROSPECTUS FOR THE CALVERT SERIES.



                             DATED OCTOBER 18, 1996

                               TABLE OF CONTENTS


                                                                                        PAGE
                                                                                        ----
Definitions...........................................................................    4
Synopsis..............................................................................    6
  Table of Fees.......................................................................    6
  The Contracts.......................................................................    7
  Diversified Investors Variable Funds................................................    8
  Charges.............................................................................    9
  Credit And Allocation Of Purchase Payments..........................................    9
  Redemption..........................................................................    9
  Transfers...........................................................................    9
  Payment Options.....................................................................    9
  Voting Rights.......................................................................    9
  Death Benefit.......................................................................   10
  Distribution Of The Contracts.......................................................   10
  Financial Information...............................................................   10
AUSA..................................................................................   12
Diversified Investors Variable Funds..................................................   12
  Calvert Series......................................................................   12
  Diversified Investors Portfolios....................................................   13
  The Substitution....................................................................   15
Charges...............................................................................   15
  Charges for Mortality and Expense Risks.............................................   15
  Annual Contract Charge..............................................................   15
  Investment Management Fee...........................................................   16
  Premium Tax.........................................................................   17
Summary Of The Contracts..............................................................   17
  Eligible Purchasers.................................................................   17
  Ownership...........................................................................   17
  Purchase Payments...................................................................   17
  Employer Sponsored Plan Requirements................................................   18
  Rights Of The Participant Under The Contract........................................   18
  Rights Upon Suspension Of Contract or Termination Of Plan...........................   18
  403(b) Contract.....................................................................   18
  401(a) Contract/401(k) Contract and NQDC............................................   18
  457, 457(f), Flexible Annuity, and 408 (IRA) Contracts..............................   18
  Failure Of Qualification............................................................   19
  Transfers...........................................................................   19
Rights Reserved By AUSA...............................................................   19
Credit Of Purchase Payments...........................................................   20
  Allocation Of Purchase Payments.....................................................   20
  Determination Of Unit Values........................................................   20
Death Benefit.........................................................................   20
Redemption During The Accumulation Period.............................................   21
Restrictions Under The Texas Optional Retirement Program..............................   22
Payment Options.......................................................................   22
  Annuity Purchase Date...............................................................   22

                                                                                        PAGE
                                                                                        ----
  Fixed Annuity.......................................................................   22
  Fixed Annuity Options...............................................................   23
  Payments To A Beneficiary Following The Annuitant's Death...........................   24
Voting Rights.........................................................................   24
Distribution Of The Contracts.........................................................   25
Federal Tax Status....................................................................   25
  Tax Treatment of AUSA...............................................................   26
  Taxation of Diversified Investors Portfolios........................................   26
  Section 403(b) Annuities............................................................   26
  Section 401(a) Plans................................................................   27
  Section 408 (IRA) Contracts.........................................................   27
  Minimum Distribution Requirements...................................................   28
  Section 457 Plans...................................................................   28
  Section 457(f) Plans................................................................   28
  Section 72 Flexible Annuities.......................................................   28
  Non-Qualified Deferred Compensation Contracts.......................................   29
  Income Tax Withholding..............................................................   29
Assumption Reinsurance................................................................   29
Performance Data......................................................................   30
Diversified Investors Portfolios......................................................   32
  Hub & Spoke(R)......................................................................   34
  Investment Objectives and Policies..................................................   34
  Investment Techniques and Restrictions..............................................   50
  Management of Diversified Investors Portfolios......................................   53
  Other Information Regarding Diversified Investors Portfolios........................   57
  Purchase and Redemption of Interests in Diversified Investors Portfolios............   57
Independent Accountants...............................................................   59
Legal Proceedings.....................................................................   60
Financial Statements..................................................................   60
Additional Information................................................................   60
Table Of Contents Of Statement Of Additional Information..............................   61
Request For Diversified Investors Variable Funds Statement Of Additional
  Information.........................................................................   62
APPENDIX..............................................................................  A-1

                                  DEFINITIONS

     As used in this Prospectus, the following terms have the indicated meaning:

     ACCUMULATION ACCOUNT: an account maintained for each Participant in which is recorded the number of Units held for his/her credit.

     ACCUMULATION PERIOD: the accumulation period for each Participant is the period during which Purchase Payments may be made on his/her behalf. It begins when the Participant begins participation under the Plan and ends as of his/her Annuity Purchase Date (See "Annuity Purchase Date" on page 23), or earlier termination of his/her Accumulation Account.

     AGGRESSIVE EQUITY SERIES: Diversified Investors Aggressive Equity Portfolio, a series of Diversified Investors Portfolios.

     BALANCED SERIES: Diversified Investors Balanced Portfolio, a series of Diversified Investors Portfolios.

     CALVERT SERIES: the Calvert Responsibly Invested Balanced Portfolio, a series of Acacia Capital Corporation, an open-end management investment company registered under the Investment Company Act of 1940, as amended.

     CONTRACT(S): the group variable annuity contract(s) offered by AUSA to Contractholders or IRA Contractholders as described in this Prospectus.

     CONTRACTHOLDER: a state educational organization or certain tax-exempt organization employer or employer association for affiliated employers, taxed subsidiaries of tax-exempt organizations and taxed stand alone organizations.

     CONTRACT YEAR: a period of 12 months measured from the date of the Contract issued to or adopted by the Contractholder, and anniversaries thereof.

     DIVERSIFIED: Diversified Investment Advisors, Inc., a registered investment adviser under the Investment Advisers Act of 1940, as amended, and an affiliate of AUSA.

     DIVERSIFIED INTERNATIONAL SERIES: Diversified Investors International Equity Portfolio, a series of Diversified Investors Portfolios.

     DIVERSIFIED INVESTORS PORTFOLIOS: Diversified Investors Portfolios, an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended.

     EQUITY GROWTH SERIES: Diversified Investors Equity Growth Portfolio, a series of Diversified Investors Portfolios.

     EQUITY INCOME SERIES: Diversified Investors Equity Income Portfolio, a series of Diversified Investors Portfolios.

     EQUITY VALUE SERIES: Diversified Investors Equity Value Portfolio, a series of Diversified Investors Portfolios.

     FIXED ANNUITY: an annuity with payments which remain fixed throughout the payment period and which do not reflect the investment experience of a separate account.

     GOVERNMENT/CORPORATE BOND SERIES: Diversified Investors
Government/Corporate Bond Portfolio, a series of Diversified Investors
Portfolios.

     GROWTH & INCOME SERIES: Diversified Investors Growth & Income Portfolio, a series of Diversified Investors Portfolios.

     HIGH QUALITY BOND SERIES: Diversified Investors High Quality Bond Portfolio, a series of Diversified Investors Portfolios.

     HIGH-YIELD BOND SERIES: Diversified Investors High-Yield Bond Portfolio, a series of Diversified Investors Portfolios.

     INTERMEDIATE GOVERNMENT BOND SERIES: Diversified Investors Intermediate Government Bond Portfolio, a series of Diversified Investors Portfolios.


     INTERNATIONAL EQUITY SERIES: Diversified Investors International Equity Portfolio, a series of Diversified Investors Portfolios.


     IRA CONTRACTHOLDER: a tax-exempt, or taxed organization or an association of members who share a common interest.

     MONEY MARKET SERIES: Diversified Investors Money Market Portfolio, a series of Diversified Investors Portfolios.

     NQDC: Non-qualified deferred compensation arrangement available to taxed organizations only.

     PARTICIPANT: an employee participating under a Contract issued to or adopted by his/her employer or an individual participating under a Contract issued to an IRA Contractholder.

     PLAN: a retirement plan or program under which benefits are to be provided pursuant to a Contract described herein or by a Participant.

     PURCHASE PAYMENT: the amount contributed and remitted to AUSA by an employer on behalf of a Participant.


     SPECIAL EQUITY SERIES: Diversified Investors Special Equity Portfolio, a series of Diversified Investors Portfolios.


     SUBACCOUNT: a subdivision of Diversified Investors Variable Funds which is available for the allocation of Purchase Payments under the Contracts. Thirteen Subaccounts invest in a corresponding series of Diversified Investors Portfolios. The Calvert Series Subaccount invests in the Calvert Series.

     UNIT: the measure by which the value of an investor's interest in each Subaccount is determined.

     VALUATION DATE: each day at the close of business of the New York Stock Exchange (currently at 4:00 p.m. New York City time), each day that the New York Stock Exchange is open for trading, or any other day on which there is sufficient trading in securities of a series of Diversified Investors Portfolios or the Calvert Series to affect materially the value of the Units of the corresponding Subaccount. If the New York Stock Exchange extends its closing beyond 4:00 p.m. New York City time, and continues to value after the time of closing of the New York Stock Exchange, AUSA reserves the right to treat any payment or communication received after 4:00 p.m. New York City time as being received as of the beginning of the next day.

     VALUATION PERIOD: The period between the ending of two successive Valuation Dates.

     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL IN SUCH STATE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                    SYNOPSIS

                       AUSA LIFE INSURANCE COMPANY, INC.
                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                                 TABLE OF FEES(1)

Total Separate Account Annual Expenses (as a percentage of average account value)


Mortality and Expense Risk Fees..........................................90%(2)


     (1) In addition to the mortality and expense risk fees, AUSA reserves the right to deduct an annual contract charge from a Participant's Accumulation Account not to exceed $50. See "Charges -- Annual Contract Charge" at page 16.

     (2) AUSA reserves the right to charge maximum mortality and expense risk fees of up to 1.25% upon notice.

Portfolio Company Annual Expenses:


                      DIVERSIFIED INVESTORS PORTFOLIO AND


                                 CALVERT SERIES


                                ANNUAL EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                               HIGH     INTERMEDIATE    GOVERNMENT/
                                     MONEY    QUALITY    GOVERNMENT      CORPORATE    HIGH-YIELD               EQUITY
                                     MARKET    BOND         BOND           BOND          BOND       BALANCED   INCOME
                                     SERIES   SERIES       SERIES         SERIES        SERIES       SERIES    SERIES
                                     ------   -------   -------------   -----------   -----------   --------   ------
Management Fees (After Fee            .230%     .350%        .280%          .350%         .542%       .430%     .450%
  Reimbursements)(1)...............
Other Expenses(2)..................   .070%     .050%        .120%          .040%         .058%       .070%     .040%
Reimbursement from AUSA(3).........  (.200%)      --           --             --            --          --     (.030%)
                                     -----      ----         ----           ----          ----        ----      ----
Total Annual Expenses After Fee       .100%     .400%        .400%          .390%         .600%       .500%     .460%
  Reimbursements...................


                                           EQUITY   GROWTH &   EQUITY   SPECIAL   AGGRESSIVE             INTERNATIONAL
                                           VALUE     INCOME    GROWTH   EQUITY      EQUITY     CALVERT      EQUITY
                                           SERIES    SERIES    SERIES   SERIES      SERIES     SERIES       SERIES
                                           ------   --------   ------   -------   ----------   -------   -------------
Management Fees (After Fee
  Reimbursements)(1).....................    .43%     .580%     .700%     .760%      .868%        .70%         .75%
Other Expenses(2)........................    .17%     .070%     .050%     .090%      .132%        .13%         .15%
Reimbursement from AUSA(3)...............     --        --     (.250%)      --         --          --           --
                                           -----      ----      ----      ----       ----        ----         ----
Total Annual Expenses After Fee
  Reimbursements.........................   .600%     .650%     .500%     .850%      1.00%       .830%        .900%


---------------


(1) The fees shown on the line "Management Fees" are the fees charged to each series of Diversified Investors Portfolios by Diversified after waiver. For the Calvert Series, the fees shown are those charged by Calvert Asset Management Company to the Calvert Series.



(2) "Other expenses" have been estimated for the current fiscal year based upon the following projected level of average daily net assets for the following series of Diversified Investors Portfolios: High Quality Bond Series -- $150 million; High-Yield Bond Series -- $50 million; Equity Value Series -- $50 million; Aggressive Equity Series -- $50 million; International Equity Series -- $100 million. There can be no assurance that these levels of average daily net assets will be achieved. If average net assets are lower for any such series, "Other Expenses" may be a higher percentage than indicated above of such series' average daily net assets. "Other Expenses" for all other Series are actual for the year ended December 31, 1995.

(3) AUSA has agreed to provide reimbursements to limit total expenses for Diversified Investors Variable Funds Participants in the Money Market Series and the Equity Growth Series to .100% and .500%, respectively, of average net assets of the applicable series, with AUSA reserving the right to raise the limit upon notice. Prior to May 1, 1996 AUSA also provided reimbursements to limit total expenses for Participants in the Equity Income Series to .460% of average net assets; effective May 1, 1996, AUSA discontinued such reimbursements.



     The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly and reflects expenses of the separate account as well as the portfolio company. (See Charges at page 16 for a more complete description of applicable costs and expenses.)


EXAMPLE

     If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets.


                                                        AFTER       AFTER       AFTER       AFTER
                      SUBACCOUNT                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------  ------     -------     -------     --------
Money Market..........................................  $10.50     $ 32.76     $ 56.81     $ 125.77
High Quality Bond.....................................  $13.65     $ 42.46     $ 73.40     $ 161.14
Intermediate Government Bond..........................  $13.65     $ 42.46     $ 73.40     $ 161.14
Government/Corporate Bond.............................  $13.55     $ 42.13     $ 72.85     $ 159.97
High-Yield Bond.......................................  $15.75     $ 48.89     $ 84.33     $ 184.13
Balanced..............................................  $14.70     $ 45.68     $ 78.88     $ 172.69
Equity Income.........................................  $14.28     $ 44.39     $ 76.69     $ 168.08
Equity Value..........................................  $15.75     $ 48.89     $ 83.33     $ 184.13
Growth & Income.......................................  $16.28     $ 50.49     $ 87.05     $ 189.81
Equity Growth.........................................  $14.70     $ 45.68     $ 78.88     $ 172.69
Special Equity........................................  $18.38     $ 56.89     $ 97.87     $ 212.23
Calvert...............................................  $18.17     $ 56.25     $ 96.79     $ 210.01
Aggressive Equity.....................................  $19.95     $ 61.67     $105.93     $ 228.76
International Equity..................................  $18.90     $ 58.48     $100.56     $ 217.77


     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. PREMIUM TAXES MAY ALSO BE APPLICABLE.


     The expense table for Portfolio Company Annual Expenses and the example reflect a voluntary undertaking by Diversified to waive a portion of the investment advisory fees payable by series of Diversified Investors Portfolios. Without such a waiver, the annual investment advisory fee would be .25% for the Money Market Series, .35% for the High Quality Bond Series, .35% for the Intermediate Government Bond Series, .35% for the Government/Corporate Bond Series, .54% for the High-Yield Bond Series, .45% for the Balanced Series, .45% for the Equity Income Series, .43% for the Equity Value Series, .60% for the Growth & Income
Series, .70% for the Equity Growth Series, .80% for the Special Equity Series,
 .87% for the Aggressive Equity Series and 75% for the International Equity Series.


THE CONTRACTS

     The Group Variable Annuity Contract(s) ("Contract(s)") described in this Prospectus are designed and offered as funding vehicles for retirement Plans maintained by state educational organizations, certain tax-exempt organizations, IRA Contractholders and for taxed organizations for Section 401(a) and/or
Section 401(k) Contracts and corporate non-qualified deferred compensation Contracts ("NQDC"). The Section 401(k) Contract will fund the benefits for tax-qualified pension and profit-sharing plans from employee/employer contributions of such organizations. The Section 403(b) Contract will purchase tax-deferred annuities for employees of these same organizations. The Section 457 Contract will provide deferred compensation eligible for deferred tax treatment and the Section 457(f) Contract will provide deferred compensation which is not eligible for deferred tax treatment to these same organizations. The Section 72 (flexible annuity) Contract will fund after-tax benefits. The Section 401(a) Contract will fund benefits for tax-qualified pension and profit-sharing Plans of such tax-exempt organizations as well as taxed subsidiaries of these organizations and stand alone taxed organizations; the NQDC Contracts will fund benefits for taxed organizations. The Section 408 (Individual Retirement Account ("IRA")) Contract is a Group Variable Annuity Contract which will provide for on-going or rollover contributions from individuals who are eligible under Section 408 to make such contributions. Section references are to the Internal Revenue Code of 1986, as amended (the "Code").

     Insofar as possible, the provisions of the Contracts are identical, and the information provided in this Prospectus is generally applicable to all Contracts. However, whenever statutory or administrative considerations require significant differences among the Contracts, such differences are explained separately for each.

     With respect to the Section 401(a), Section 401(k) and NQDC Contracts, the employer and/or the employee will make contributions pursuant to the terms and conditions of the underlying retirement Plan. As to the Section 403(b), Section 457 and Section 457(f) Contracts, the employer will make Purchase Payments for each participating employee pursuant to either a salary reduction agreement or an agreement to forego a salary increase under which the employee decides the level and number of Purchase Payments to his/her Accumulation Account, except with respect to employer-sponsored Section 401(a) Plans under which the employer will make contributions pursuant to the underlying retirement Plan. As to the
Section 72 flexible annuities Contract, the employer will make Purchase Payments for each participating employee pursuant to a salary deduction agreement. In the case of the Section 408 IRA Contract, Purchase Payments will be made by the employer on behalf of and as determined by each participating employee pursuant to a salary deduction agreement or by the Participant.

     The Contracts described in this Prospectus include group variable annuity contracts of the types described above which were originally issued by The Mutual Life Insurance Company of New York and have been assumed by AUSA. (See "Assumption Reinsurance" on page 31.)

DIVERSIFIED INVESTORS VARIABLE FUNDS


     Purchase Payments under the Contract(s) are allocated to the Diversified Investors Variable Funds which is a separate account of AUSA. Diversified Investors Variable Funds is divided into Subaccounts, thirteen of which correspond to Diversified Investors Portfolios' Money Market, High Quality Bond, Intermediate Government Bond, Government/Corporate Bond, High-Yield Bond, Balanced, Equity Income, Equity Value, Growth & Income, Equity Growth, Special Equity, Aggressive Equity and International Equity Series, respectively. The Calvert Series Subaccount invests in the Calvert Series. The assets in each Subaccount are invested in the corresponding series of Diversified Investors Portfolios or the Calvert Series at their net asset value. (See "Diversified Investors Portfolios" at page 14 and "Calvert Series" at page 12.) Each series of Diversified Investors Portfolios is managed by Diversified, an affiliate of AUSA. Diversified Investors Securities Corp., a wholly-owned subsidiary of Diversified, is the principal underwriter and distributor. The Calvert Series is a series of Acacia Capital Corporation, an open-end management company whose investment adviser is Calvert Asset Management Company, Inc.



     The value of a Participant's Accumulation Account maintained in Diversified Investors Variable Funds will vary based upon the investment experience of the series of Diversified Investors Portfolios or the Calvert Series to which Purchase Payments are allocated.



     The Calvert Series is an actively managed portfolio of common and preferred stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the social concern criteria established by the Calvert Series. A copy of the Calvert Series Prospectus appears at the end of this Diversified Investors Variable Funds Prospectus. Diversified Investors Portfolios is an open-end, diversified management investment company which has thirteen series with differing investment objectives available under the Contracts. See "Diversified Investors Portfolios" at page 14 herein.

CHARGES

     AUSA makes daily charges against the net assets of Diversified Investors Variable Funds at a maximum annual rate of 1.25%, consisting of .80% for mortality risks and .45% for administrative expense risks. Currently, the annual rate charged is .90% consisting of .60% for mortality risks and .30% for administrative expense risk. However, AUSA reserves the right to charge a maximum fee of 1.25% upon notice thereafter. (See "Charges -- Charges for Mortality and Expense Risks" on page 16). In addition, AUSA reserves the right to deduct an annual contract charge not to exceed $50 from a Participant's Accumulation Account (see "Charges -- Annual Contract Charge" on page 16).


     In addition to the charges set forth above, Diversified, which serves as investment adviser to each series of Diversified Investors Portfolios and Calvert Asset Management Company, Inc., which serves as investment adviser to the Calvert Series, impose a charge against the net asset value of each series of Diversified Investors Portfolios or the Calvert Series or the Scudder International Series, as appropriate, computed daily, for investment advisory services and other expenses.


     Premium taxes may be payable on annuity considerations. (See
"Charges -- Premium Tax" on page 17).

CREDIT AND ALLOCATION OF PURCHASE PAYMENTS


     Purchase Payments will be credited to the Subaccounts designated by the Participant in the form of Units. The number of Units credited will not change but the dollar value of a Unit will vary depending upon the investment experience of the series of Diversified Investors Portfolios or the Calvert Series, as appropriate. (See "Credit of Purchase Payments" on page 21).


REDEMPTION

     A Participant may redeem at any time prior to the time an annuity benefit takes effect and prior to his death all or a portion of the Units credited to his Accumulation Account without any charge, subject to any limitations in the underlying Plan. There are no redemption charges. (See "Restrictions Under the Texas Optional Retirement Program" on page 23 for withdrawal restrictions applicable to Contracts issued under the Texas Optional Retirement Program.)

     A penalty tax may be payable under the Code upon the redemption of amounts from an Accumulation Account under a Contract and other significant withdrawal restrictions may be imposed by the Code.

TRANSFERS

     A Participant may transfer all or a portion of his/her Accumulation Account in Diversified Investors Variable Funds among the various Subaccounts. No transfer charges are imposed, and there is no limit to the number of transfers. While AUSA has no present intention to do so, it reserves the right to impose transfer charges at a later date. Transfers may be made in writing or by telephone by calling (914) 697-8000. (See "Transfers" on page 20). AUSA reserves the right to discontinue allowing telephone transfers.

PAYMENT OPTIONS

     Unless a Fixed Annuity is elected, a Participant will receive a lump sum payment at the end of the Accumulation Period. The Contracts may provide for several Fixed Annuity options: Life Annuity, Life Annuity With Period Certain, Specified Fixed Period Annuity, Contingent Annuity and Contingent Annuity With Period Certain. For NQDC, an installment payment option may also be available. (See "Payment Options" on page 23).

VOTING RIGHTS

     To the extent required by law, AUSA will vote the interests in Diversified Investors Portfolios and the Calvert Series held in Diversified Investors Variable Funds in accordance with the instructions received from

Contractholders, IRA Contractholders and NQDC Contractholders; the Contractholders will instruct AUSA in accordance with the instructions received from Participants. (See "Voting Rights" on page 25).

DEATH BENEFIT

     If a Participant dies before the Annuity Purchase Date, the Accumulation Account value will be paid to his/her beneficiary in a lump sum. (See "Death Benefit" on page 21).

DISTRIBUTION OF THE CONTRACTS

     Diversified Investors Securities Corp. ("DISC") will be the principal underwriter and distributor of the Contracts which will be sold by registered representatives who are also licensed insurance agents of AUSA. The Contracts may also be sold through registered representatives of other broker-dealers authorized by DISC and applicable law who may be insurance agents licensed by an insurance company other than AUSA. (See "Distribution of the Contracts" on page
26).

FINANCIAL INFORMATION

     Information about the performance of Diversified Investors Variable Funds is contained in the Annual Report of Diversified Investors Variable Funds which is available, free of charge, by contacting AUSA at the address or telephone number set forth on the cover of this Prospectus.

                        CONDENSED FINANCIAL INFORMATION
                      DIVERSIFIED INVESTORS VARIABLE FUNDS
                            ACCUMULATION UNIT VALUES

FINANCIAL HIGHLIGHTS


     The following financial highlights of Diversified Investors Variable Funds have been audited by Coopers & Lybrand L.L.P., Independent Accountants, whose report thereon, appears in the Statement of Additional Information.


     For one Accumulation Unit outstanding throughout the period:

                                                                                   INTERMEDIATE       GOVERNMENT/
                                                                                    GOVERNMENT      CORPORATE BOND
                                                                 MONEY MARKET          BOND                           BALANCED
                                                                  SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                                ---------------   ---------------   ---------------   ------
                                                                 1995    1994*     1995    1994*     1995    1994*     1995
                                                                ------   ------   ------   ------   ------   ------   ------
Net asset value, beginning of period..........................  $13.65   $13.44   $12.24   $12.33   $16.70   $16.76   $16.66
                                                                -------  -------  -------  -------  -------  -------  -------
Income from investment operations:
Net investment income.........................................    0.59     0.22     0.57     0.24     0.84     0.32     0.50
Net realized and unrealized gains (losses) on investments.....    0.11    (0.01)    1.03    (0.33)    2.09    (0.38)    4.09
                                                                -------  -------  -------  -------  -------  -------  -------
                                                                  ----     ----     ----     ----    -----      ---    -----
Total from investment operations..............................    0.70     0.21     1.60    (0.09)    2.93    (0.06)    4.59
                                                                -------  -------  -------  -------  -------  -------  -------
Net asset value, end of period................................  $14.35   $13.65   $13.84   $12.24   $19.63   $16.70   $21.25
                                                                =======  =======  =======  =======  =======  ======== =======
Ratio of net investment income to average net assets (net of
 reimbursements)***(1)........................................    5.05%    4.65%    4.81%    5.64%    5.41%    5.64%    3.09%
Ratio of expenses to average net assets (net of
 reimbursements)***(1)........................................    0.71%    0.73%    0.93%    0.95%    0.90%    0.94%    9.10%
Ratio of net investment income to average net assets***.......    4.85%    4.43%    4.81%    5.64%    5.41%    5.64%    3.09%
Ratio of expenses to average net assets***....................    0.91%    0.94%    0.93%    0.95%    0.90%    0.94%    0.91%


                                                                                              GROWTH &           EQUITY
                                                                          EQUITY INCOME        INCOME            GROWTH
                                                                           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                                         ---------------   ---------------   ---------------
                                                                1994*     1995    1994*     1995    1994**    1995    1994*
                                                                ------   ------   ------   ------   ------   ------   ------
Net asset value, beginning of period..........................  $16.85   $16.86   $17.21   $10.14   $10.31   $21.65   $20.67
                                                                -------  -------  -------  -------  -------  -------  -------
Income from investment operations:
Net investment income.........................................    0.20     0.46     0.18     0.03     0.03    (0.02)   (0.02)
Net realized and unrealized gains (losses) on investments.....   (0.39)    5.16    (0.53)    3.12    (0.20)    3.95     1.00
                                                                -------  -------  -------  -------  -------  -------  -------
Total from investment operations..............................   (0.19)    5.62    (0.35)    3.15    (0.17)    3.93     0.98
                                                                -------  -------  -------  -------  -------  -------  -------
Net asset value, end of period................................  $16.66   $22.48   $16.86   $13.29   $10.14   $25.58   $21.65
                                                                =======  =======  =======  =======  =======  =======  =======
Ratio of net investment income to average net assets (net of
 reimbursements)***(1)........................................    3.47%    2.55%    3.09%    0.47%    0.85%   -0.11%   -0.27%
Ratio of expenses to average net assets (net of
 reimbursements)***(1)........................................    0.95%    0.85%    0.95%    0.89%    0.80%    0.66%    0.93%
Ratio of net investment income to average net assets***.......    3.47%    2.50%    30.9%    0.47%    0.85%   -0.36%   -0.27%
Ratio of expenses to average net assets***....................    0.95%    0.90%    0.95%    0.89%    0.80%    0.91%    0.93%


                                                                    SPECIAL                          INTERNATIONAL
                                                                    EQUITY            CALVERT           EQUITY
                                                                  SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                                ---------------   ---------------   ---------------
                                                                 1995    1994**    1995    1994*     1995    1994**
                                                                ------   ------   ------   ------   ------   ------
Net asset value, beginning of period..........................  $10.63   $10.47   $13.11   $13.28   $ 9.56   $10.18
                                                                ------   ------   ------   ------   ------   ------
Income from investment operations:
Net investment income.........................................   (0.04)      --     0.90     0.66    (0.05)   (0.03)
Net realized and unrealized gains (losses) on investments.....    4.29     0.16     2.86    (0.83)    1.02    (0.59)
                                                                ------   ------   ------   ------   ------   ------

Total from investment operations..............................    4.25     0.16     3.76    (0.17)   (0.62)    0.97
                                                                ------   ------   ------   ------   ------   ------

Net asset value, end of period................................  $14.88   $10.63   $16.87   $13.11   $10.53   $ 9.56
                                                                ======   ======   ======   ======   ======   ======

Ratio of net investment income to average net assets (net of
 reimbursements)***(1)........................................   -0.59%    0.05%    7.00%   11.76%   -0.83%   -0.81%
Ratio of expenses to average net assets (net of
 reimbursements)***(1)........................................    0.87%    0.80%    0.88%    0.76%    0.90%    0.81%
Ratio of net investment income to average net assets***.......   -0.59%    0.05%    7.00%   11.76%   -0.83%   -0.81%
Ratio of expenses to average net assets***....................    0.87%    0.80%    0.88%    0.76%    0.90%    0.81%

---------------

 * For the period August 18, 1994 (commencement of operations) to December 31, 1994

 ** For the period August 24, 1994 (commencement of operations) to December 31, 1994

*** All ratios for 1994 are annualized

(1) See Note 4

                                      AUSA

     AUSA Life Insurance Company, Inc. is a stock life insurance company which was organized under the laws of the State of New York. Its principal place of business is 4 Manhattanville Road, Purchase, N.Y. 10577; (914) 697-8000.


     Effective July 1, 1996 Life Investors Insurance Company of America merged with AUSA Life Insurance Company, Inc. At that time the statutory-basis assets, liabilities and surplus of such company were $688,233,328.64, $635,188,675.56 and $53,044,653.08, respectively.


                      DIVERSIFIED INVESTORS VARIABLE FUNDS

     Diversified Investors Variable Funds was established by AUSA under New York Insurance Law on November 30, 1993 as a separate account. Diversified Investors Variable Funds will hold assets that are segregated from all of AUSA's other assets and at present is used only to support the Contracts. AUSA is the legal holder of the assets in Diversified Investors Variable Funds and will at all times maintain assets in Diversified Investors Variable Funds with a total market value at least equal to the contract liabilities for Diversified Investors Variable Funds. The obligations under the Contracts are obligations of AUSA. Income, gains, and losses, whether or not realized, from assets allocated to Diversified Investors Variable Funds, are, in accordance with the Contracts, credited to or charged against Diversified Investors Variable Funds without regard to other income, gains, or losses of AUSA. The assets in Diversified Investors Variable Funds may not be charged with liabilities which arise from any other business AUSA conducts. Diversified Investors Variable Funds assets may include accumulation of the charges AUSA makes against a Contract participating in Diversified Investors Variable Funds. From time to time, any such additional assets may be transferred in cash to AUSA's general account.

     Diversified Investors Variable Funds is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of Diversified Investors Variable Funds. For state law purposes, Diversified Investors Variable Funds is treated as a part or division of AUSA.

     There are currently fourteen Subaccounts within Diversified Investors Variable Funds which are available for allocation of Purchase Payments under the Contracts. The Calvert Series Subaccount invests only in the Calvert Responsibly Invested Balanced Portfolio (the "Calvert Series"), a series of Acacia Capital Corporation, an open-end management investment company registered with the SEC under the 1940 Act. The thirteen other Subaccounts invest in thirteen respective series of Diversified Investors Portfolios, an open-end diversified management investment company registered with the SEC under the 1940 Act. Set forth below is a brief description of the Calvert Series and the thirteen series of Diversified Investors Portfolios. A full description of the Calvert Series, its investment objectives, policies and restrictions, its expenses, the risks attendant in investing therein and other aspects of its operations are contained in the accompanying prospectus for the Calvert Series. Full descriptions of the thirteen series of Diversified Investors Portfolios, their investment objectives, policies and restrictions, their expenses, the risks attendant to investing therein and other aspects of their operations are set forth herein
under "Diversified Investors Portfolios" at page   . Further disclosure appears
in the Statement of Additional Information. Each Participant should periodically consider his/her allocation among the Subaccounts in light of current market conditions and the investment risks attendant to investment in the various series of Diversified Investors Portfolios and the Calvert Series.

CALVERT SERIES

     The Calvert Series is a series of Acacia Capital Corporation ("Acacia"), a Maryland Corporation registered with the SEC under the 1940 Act as an open-end management company, whose investment adviser is Calvert Asset Management Company, Inc. The shares of Acacia are currently sold only to insurance companies for allocation to their separate accounts to fund the benefits under certain variable annuity and variable life insurance policies issued by such companies. Because the Calvert Series sells its shares to insurance companies offering both variable annuity and variable life insurance policies, potential for conflict between the interests of Contractholders of these contracts may arise. The Board of Directors of Acacia will monitor the Calvert Series for the existence of any material irreconcilable conflicts between interests of Contractholders of all separate accounts investing in the Calvert Series. If it is determined by a majority of the Board of Directors of Acacia that such material conflict exists, then AUSA will take whatever steps are necessary to eliminate the material conflict including withdrawing the assets allocable to the Calvert Series and reinvesting them in a different investment medium. For additional risk exposure, see the Calvert Series prospectus which follows this prospectus. The Calvert Series Subaccount of Diversified Investors Variable Funds will purchase and redeem shares from the Calvert Series at net asset value.

     The investment objective of the Calvert Series is set forth in the prospectus for the Calvert Series which appears at the end of this Diversified Investors Variable Funds prospectus. Briefly, the objective is to achieve a total return above the rate of inflation through an actively managed, diversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social concern criteria established for the Calvert Series. There can be no assurance that the objective of the Calvert Series will be realized.


DIVERSIFIED INVESTORS PORTFOLIOS



     Each of the other thirteen Subaccounts of Diversified Investors Variable Funds listed below invests exclusively in the corresponding series of Diversified Investors Portfolios set forth below:


           DIVERSIFIED SUBACCOUNT                SERIES OF DIVERSIFIED INVESTORS PORTFOLIOS
---------------------------------------------   ---------------------------------------------
Diversified Investors Variable Funds
  Money Market Subaccount....................   Diversified Investors Money Market Portfolio
                                                (the "Money Market Series")
Diversified Investors Variable Funds
  High Quality Bond Subaccount...............   Diversified Investors High Quality Bond
                                                Portfolio (the "High Quality Bond Series")
Diversified Investors Variable Funds
  Intermediate Government Bond Subaccount....   Diversified Investors Intermediate Government
                                                Bond Portfolio (the "Intermediate Government
                                                Bond Series")
Diversified Investors Variable Funds
  Government/Corporate Bond Subaccount.......   Diversified Investors Government/Corporate
                                                Bond Portfolio (the "Government/Corporate
                                                Bond Series")
Diversified Investors Variable Funds
  High-Yield Bond Subaccount.................   Diversified Investors High-Yield Bond
                                                Portfolio (the "High-Yield Bond Series")
Diversified Investors Variable Funds
  Balanced Subaccount........................   Diversified Investors Balanced Portfolio (the
                                                "Balanced Series")
Diversified Investors Variable Funds
  Equity Value Subaccount....................   Diversified Investors Equity Value Portfolio
                                                (the "Equity Value Series")
Diversified Investors Variable Funds
  Equity Income Subaccount...................   Diversified Investors Equity Income Portfolio
                                                (the "Equity Income Series")
Diversified Investors Variable Funds
  Growth & Income Subaccount.................   Diversified Investors Growth & Income
                                                Portfolio (the "Growth & Income Series")
Diversified Investors Variable Funds
  Equity Growth Subaccount...................   Diversified Investors Equity Growth Portfolio
                                                (the "Equity Growth Series")
Diversified Investors Variable Funds
  Special Equity Subaccount..................   Diversified Investors Special Equity
                                                Portfolio (the "Special Equity Series")

           DIVERSIFIED SUBACCOUNT                SERIES OF DIVERSIFIED INVESTORS PORTFOLIOS
---------------------------------------------   ---------------------------------------------
Diversified Investors Variable Funds
  Aggressive Equity Subaccount...............   Diversified Investors Aggressive Equity
                                                Portfolio (the "Aggressive Equity Series")
Diversified Investors Variable Funds
  International Equity Subaccount............   Diversified Investors International Equity
                                                Portfolio (the "International Equity Series")


     Diversified Investors Portfolios is registered with the SEC under the 1940 Act as an open-end diversified management investment company. This registration does not involve supervision by the SEC of the management or investment practices or policies of Diversified Investors Portfolios.

     Diversified acts as investment adviser and administrator to each series of Diversified Investors Portfolios. Diversified has contracted with one or more subadvisers for certain investment advisory services for each series. Diversified and the subadviser or subadvisers for a particular series of Diversified Investors Portfolios are referred to herein collectively as the "Advisers". The investment objectives of the series of Diversified Investors Portfolios currently available under the Contracts through Diversified Subaccounts are described briefly below. There can be no assurance that the investment objectives of any of the series will be met.

     MONEY MARKET SERIES: To provide liquidity and as high a level of current income as is consistent with the preservation of capital through investment in domestic and foreign U.S. dollar-denominated money market obligations with maturities of 397 days or less. An investor's interest in the Diversified Investors Variable Funds Money Market Subaccount is neither insured nor guaranteed by the U.S. Government.

     HIGH QUALITY BOND SERIES: To provide as high a level of current income as is consistent with the preservation of capital through investment in high quality debt securities with short and intermediate maturities.

     INTERMEDIATE GOVERNMENT BOND SERIES: To provide as high a level of current income as is consistent with the preservation of capital through investment in U.S. Government and U.S. Government agency and instrumentality securities with intermediate maturities and high quality short-term obligations.

     GOVERNMENT/CORPORATE BOND SERIES: To achieve the maximum total return through investment in investment grade debt securities, U.S. Government and U.S. Government agency and instrumentality securities collateralized mortgage obligations guaranteed by these agencies and instrumentalities and high quality short-term obligations.

     HIGH-YIELD BOND SERIES: To provide a high level of current income from a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.

     BALANCED SERIES: To provide a high total return consistent with a broad diversified mix of stocks, bonds and money market instruments.

     EQUITY INCOME SERIES: To provide a high level of current income through investment in a diversified portfolio of common stocks with relatively high current yields; capital appreciation is a secondary objective.

     EQUITY VALUE SERIES: To provide a high total investment return through investment in a diversified portfolio of common stocks. The Series emphasizes stocks which, in the opinion of the Equity Value Series' Advisers, are trading at low valuations relative to market and/or historical levels.

     GROWTH & INCOME SERIES: To provide current income and capital appreciation through investment primarily in a diversified portfolio of securities selected for their potential to generate current income or long term capital appreciation.

     EQUITY GROWTH SERIES: To provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with potential for above average growth in earnings; current income is a secondary objective.

     SPECIAL EQUITY SERIES: To provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies without consideration for current income. The Series emphasizes stocks which, in the opinion of the Special Equity Series' Advisers, will present an opportunity for significant increases in earnings and/or value.

     AGGRESSIVE EQUITY SERIES: To provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies without consideration for current income. The Series emphasizes stocks which, in the opinion of the Aggressive Equity Series' Advisers, present an opportunity for significant increases in earning, revenue and/or value.


     INTERNATIONAL EQUITY SERIES: To provide a high level of long term capital appreciation through investment in a diversified portfolio of securities of foreign issuers.


     See "Diversified Investors Portfolios" at page 32 and the Statement of Additional Information for more information on each of the series of Diversified Investors Portfolios described above.


THE SUBSTITUTION



     Prior to October 18, 1996, Purchase Payments allocated by Participants to the International Equity Subaccount were invested in shares of the International Portfolio of Scudder Variable Life Investment Fund (the "Scudder International Fund"). On August 28, 1996, the SEC issued an order pursuant to certain provisions of the 1940 Act approving the substitution within the International Equity Subaccount of interests in the International Equity Series for the shares of the Scudder International Fund held by such Subaccount. In accordance with such SEC order, AUSA effected the redemption of the shares of the Scudder International Fund held by it in the International Equity Subaccount and immediately invested the proceeds received from such redemption in the International Equity Series.


                                    CHARGES

CHARGES FOR MORTALITY AND EXPENSE RISKS

     The maximum daily charges against Diversified Investors Variable Funds for mortality and expense risks assumed by AUSA are computed and deducted from the value of the net assets of Diversified Investors Variable Funds. The maximum daily charge will be at the rate of 0.003425% (equivalent to an annual rate of 1.25%) of the average daily net assets of Diversified Investors Variable Funds. The daily charge will be deducted from the net asset value of each Subaccount of Diversified Investors Variable Funds on each Valuation Date. Where the previous day (or days) was not a Valuation Date, the maximum deduction on the Valuation Date will be 0.003425% multiplied by the number of days since the last Valuation Date. The sum of these charges on an annual basis will not exceed 1.25% of the average net assets invested in Diversified Investors Variable Funds. Of this charge, AUSA estimates that .80% is for mortality risk and .45% is for expense risk. (The daily charge from Diversified Investors Variable Funds based on an annual mortality and expense risk rate of .90%, .60% for mortality risks and
 .30% for administrative expense risks, is 0.002466%).

     The mortality risk is that individuals may live for a longer period of time than projected and therefore a greater amount of annuity benefits than projected will be payable. The expense risk is that expenses incurred in issuing and administering the Contract will exceed the administrative expense charge provided in the Contract. AUSA believes that this level of charge is within the range of industry practice for comparable group variable annuity contracts.

     Sales distribution expenses and any other expenses in excess of the described charges will be paid from AUSA's general account and not directly from Diversified Investors Variable Funds or from the mortality and expense risk charges. However, asset charges for AUSA's assumption of mortality and expense risks might be a source of contribution to the surplus in AUSA's general account.

ANNUAL CONTRACT CHARGE

     AUSA reserves the right to deduct an annual contract charge from a Participant's Accumulation Account to reimburse AUSA for administrative expenses relating to the maintenance of the Contracts. AUSA has no present intention to impose such a charge, however, AUSA may, in the future, impose such a charge in accordance with the provisions of the Contracts. Any such annual charge will not exceed $50. AUSA also reserves the right, if such a charge is imposed, to waive, on a temporary or permanent basis, all or part of such charge for certain classes of Contracts or for certain new classes of Contracts which may be sold in the future. If imposed, this charge would represent reimbursement for administrative costs expected to be incurred over the life of the Contracts. AUSA does not anticipate any profit from this charge.

INVESTMENT MANAGEMENT FEE

     Because Diversified Investors Variable Funds purchases interests in certain series of Diversified Investors Portfolios and the Calvert Series, the net assets of Diversified Investors Variable Funds will reflect the investment management fee and other expenses incurred by these series of Diversified Investors Portfolios and the Calvert Series.

     Diversified serves as the investment adviser to each series of Diversified Investors Portfolios. For information with respect to the arrangements under which Diversified provides such advisory services, including charges and arrangements with subadvisers, reference is made to the information set forth under "Management of Diversified Investors Portfolios" at page 51.

     The Calvert Series' investment adviser is the Calvert Asset Management Company, Inc. ("Investment Adviser") which is located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. The Investment Adviser is a wholly-owned subsidiary of Calvert Group, Ltd., which is in turn a wholly-owned subsidiary of Acacia Mutual Life Insurance Company. Pursuant to its investment advisory agreement with the Calvert Series, the Investment Adviser manages the fixed-income investments of the Calvert Series and is responsible for the overall management of the business affairs of the Calvert Series subject to the direction and authority of the Board of Directors of Acacia. The subadvisor to the Calvert Series is NCM Capital Management Group, Inc. ("NCM"). Pursuant to its Investment Subadvisory Agreement with the Investment Adviser, NCM manages the equity portion of investments for the Calvert Series. NCM is an employee-owned subsidiary of Sloan Financial Group. Sloan Financial Group is controlled by Maceo K. Sloan and Justin K. Beckett and is one of the largest minority-owned investment management firms in the country. The Investment Adviser receives from the Calvert Series a monthly base fee, computed on a daily basis at an annual rate of 0.70% of the average daily net assets of the Calvert Series. The Investment Adviser pays NCM a base fee of 0.25% of one-half of the Calvert Series' net assets. In addition, the Investment Adviser and NCM may earn (or have their fees reduced by) performance fee adjustments based on the extent to which performance of the Calvert Series exceeds or trails the Lipper Balanced Funds Index. Payment of the performance fee adjustment begins July 1, 1996. The specific adjustments are as follows:

                INVESTMENT ADVISER'S PERFORMANCE FEE ADJUSTMENT

                     PERFORMANCE VERSUS THE       PERFORMANCE FEE
                   LIPPER BALANCED FUND INDEX       ADJUSTMENT
                   --------------------------     ---------------
                            6% to <12%                 0.05%
                           12% to <18%                 0.10%
                           18% or more                 0.15%

                        NCM'S PERFORMANCE FEE ADJUSTMENT

                     PERFORMANCE VERSUS THE       PERFORMANCE FEE
                   LIPPER BALANCED FUND INDEX       ADJUSTMENT
                   --------------------------     ---------------
                            6% to <12%                 0.05%
                           12% to <18%                 0.10%
                           18% or more                 0.15%

The performance fee adjustment to NCM is paid out of the fee the Investment Adviser receives from the Calvert Series. The initial performance period will be the twelve month period between July 1, 1995 and July 1, 1996. Each month an additional month's performance will be factored into the calculation until a total of 36 months comprises the performance computation period. Payment by the Calvert Series of the performance fee adjustment will be conditioned on (i) the performance of the Calvert Series as a whole having exceeded the Lipper Balanced Fund Index and
(ii) payment of the performance fee adjustment not causing the Calvert Series' performance to fall below the Lipper Balanced Fund Index.


PREMIUM TAX


     Under the laws of certain jurisdictions, premium taxes are payable on annuity considerations which can include Purchase Payments or the Accumulation Account under the Contracts. Any applicable premium taxes will generally be deducted when the Accumulation Account under a Contract is applied to purchase an annuity. Under present laws, the range of premium taxes is from .5% to 4.0%. Attached as an Appendix to this Prospectus is a schedule of applicable premium taxes payable upon annuitization which are in effect as of the date of this Prospectus. The laws of the various jurisdictions relating to annuity taxes and the interpretations of such laws are subject to changes which may affect the deductions, if any, under the Contracts for such taxes.

                            SUMMARY OF THE CONTRACTS

ELIGIBLE PURCHASERS

     State educational organizations and organizations that qualify for tax-exempt status under Code Section 501(c)(3), including associations thereof that qualify for tax-exempt status under Code Section 501(c)(3), are eligible purchasers. In addition, any organization qualifying as an IRA Contractholder may purchase or hold an IRA Contract. Any type of non-profit organization as well as taxed subsidiaries of tax-exempt organizations and taxed stand-alone organizations may purchase a Section 401(a) and/or a Section 401(k) or an NQDC Contract(s).

OWNERSHIP

     The organization purchasing or holding a Contract is the owner of the Contract for the benefit of the Participants. The Contract will cover all eligible Participants under a Plan. Each Participant will receive a certificate at the time his/her first annuity payment becomes payable, or earlier, if required by applicable law. The certificate summarizes the Participant's benefits under the Contract.

PURCHASE PAYMENTS

     With respect to the Section 401(a) Contract, the employer and/or employee will make contributions pursuant to the underlying retirement Plan. The Section 401(k) and NQDC Contracts will accept employer and/or employee contributions pursuant to the terms and conditions of the underlying Plan. As to the Section 403(b) Contract, the employer will make Purchase Payments in accordance with a salary reduction agreement or an agreement to forego a salary increase, except with respect to employer-sponsored Section 403(b) Plans under which the employer will make contributions pursuant to the underlying retirement Plan. As to the
Section 72 flexible annuities Contract, the employer will make Purchase Payments for each participating employee pursuant to a salary deduction agreement. In the case of the Section 408 IRA Contract, Purchase Payments will be made by the employer on behalf of and as determined by each participating employee pursuant to a salary deduction agreement or by the Participant. An Accumulation Account will be established for each Participant which will record the number of Units held in each Subaccount. Purchase Payments may be allocated among any of the Subaccounts.

     All Purchase Payments in Diversified Investors Variable Funds credited to an Accumulation Account are vested and nonforfeitable. However, Purchase Payments made by employers, including all such payments made under a Section 401(a) Contract, which are not the result of a reduction in salary or a give up in salary agreement, under an employer-sponsored Plan may be forfeitable but are generally subject to the vesting requirements, where applicable, of the Employee Retirement Income Security Act of 1974, as amended. In general, all Purchase Payments made to NQDC, Section 457 and Section 457(b) Contracts may be forfeitable even though partially or fully vested.

EMPLOYER SPONSORED PLAN REQUIREMENTS

     Since the Contracts are intended to implement the Plans of state educational organizations, organizations that qualify for tax-exempt status under Code Section 501(c)(3), IRA Contractholders and, in the case of Section 401(a) and/or Section 401(k) and NQDC Contracts, for taxed subsidiaries of such organizations and stand-alone taxed organizations and since such Plans may be sponsored by employers or associations who may have their own desires regarding certain Plan details and the manner in which the Plan is to be administered, there will be some variations in details in the Contract and Plan to reflect such desires. Reference to the provisions of the Plan in which the individual is a Participant must be made in all cases for particulars.

RIGHTS OF THE PARTICIPANT UNDER THE CONTRACT

     There are no stipulated or required Purchase Payments to be made under the Contract. Except for the 15 days prior to a Participant's Annuity Purchase Date (See "Annuity Purchase Date" on page 23) during which no Purchase Payments will be accepted by AUSA, during a Participant's Accumulation Period Purchase Payments may be made in the amount authorized by the Participant. The Contract permits the Participant to elect his/her Annuity Purchase Date, to allocate Purchase Payments, to redeem all or a portion of the Units in his/her Accumulation Account, to designate beneficiaries, and to elect Fixed Annuity options, except that employer-sponsored Plans may affect these rights.

     During a Participant's Accumulation Period, one's rights and those of the Contractholder or IRA Contractholder shall be as set forth in the Contract and Plan. On and after the Annuity Purchase Date, or on the Participant's death, if earlier, all rights, as specified in the Contract and Plan, shall belong to the Participant or beneficiary as the case may be.

RIGHTS UPON SUSPENSION OF CONTRACT OR TERMINATION OF PLAN

     403(b) Contract

     In the event that the making or receipt of all Purchase Payments under certain 403(b) Contracts is discontinued or a Contractholder terminates its Plan or discontinues Purchase Payments for a Participant, AUSA shall give written notice thereof to the appropriate Participant(s) together with notice of the right of the Participant to elect to have the value of his/her Accumulation Account applied under one of the following options: (1) to be held and distributed by AUSA in accordance with the terms of the Contract, (2) to be paid to him/her in cash, or (3) in the event of suspension of the Contract or termination of the Plan, to be transferred to an alternate funding agency (e.g., another insurance company). Certain other 403(b) Contracts require the Contractholder, not AUSA, to give written notice thereof to Participants.

     401(a) Contract/401(k) Contract and NQDC Contracts

     If the Contractholder terminates its Plan or discontinues Purchase Payments, it is the Contractholder's responsibility, and not AUSA's, to give written notice thereof to the affected Participants. In such cases, the Contractholder shall elect to have the entire balance held under the Contract applied under one of the following options: (1) to be held and distributed by AUSA in accordance with the terms of the Contract; (2) to be transferred to an alternate funding agency (e.g., another insurance company); or (3) to purchase deferred, paid-up life annuity benefits for Participants.

     457, 457(f), Flexible Annuity, and 408(IRA) Contracts

     If the Contractholder or IRA Contractholder terminates its Plan or discontinues Purchase Payments for a Participant, AUSA shall give written notice thereof to the appropriate Participant(s) together with notice of the right of the Participant to elect to have the value of his/her Accumulation Account applied under either of the following options: (1) to be held and distributed by AUSA in accordance with the terms of the Contract or (2) to be paid to him/her in cash, except that, under the terms of certain 457 Contracts, the Contractholder, not AUSA, shall give notice to affected Participants.

FAILURE OF QUALIFICATION

     In the event that a Plan, Contractholder or IRA Contractholder or a Participant, thereunder becomes ineligible for any previously applicable tax benefits under the Code, AUSA upon notice thereof shall refuse during the period of such ineligibility to accept Purchase Payments with respect to that Plan or Participant. A failure of qualification under a particular Contract shall have no effect on other issued and outstanding Contracts.

TRANSFERS

     No transfers may be made between any of the Contracts; however, the following transfers are permissible with respect to each Contract.

     401(a), 401(k), 403(b), 457, 457(f), Flexible Annuity, 408(IRA) and NQDC
Contracts

     A Participant may transfer all or a portion of his/her Accumulation Account in Diversified Investors Variable Funds among the various Subaccounts. No transfer charges are imposed, and there is no limit to the number of transfers permitted. While AUSA has no present intention to do so, AUSA reserves the right to impose transfer charges at a later date.

     Transfers from the Section 403(b), 401(a) and (k) and NQDC Group Fixed Annuity Contracts to a Participant's Accumulation Account under the Diversified Investors Variable Funds Contracts are permitted only to the Subaccounts which invest in the Balanced Series, Equity Income Series, Growth & Income Series, Equity Growth Series, Special Equity Series, Calvert Series or International Equity Series. Certain other restrictions which apply to transfers from the AUSA
Section 403(b), Section 401(a), Section 401(k), NQDC and Section 408(IRA) Group Fixed Annuity Contracts to the Diversified Investors Variable Funds Contracts are contained in the AUSA Section 403(b) and Section 401(a) and NQDC and 408(IRA) Group Fixed Annuity Contracts.

     Transfers may be made in writing or by telephoning (914) 697-8000. Transfers are effective within 48 hours of receipt of instructions. All Participants should be aware that a transfer authorized by telephone and reasonably believed to be genuine by AUSA may subject the Participant to risk of loss if such instruction is subsequently found not to be genuine. AUSA will employ reasonable procedures, including requiring Participants to give certain identification information and tape recording of telephone instructions, to confirm that instructions communicated by telephone are genuine. To the extent that AUSA fails to use reasonable procedures to verify the genuineness of telephone instructions, AUSA may be liable for any losses due to telephone instructions that prove to be fraudulent or unauthorized.

                            RIGHTS RESERVED BY AUSA

     Subject to compliance with applicable laws and, when required by law, approval of the Contractholders, IRA Contractholders, NQDC Contractholders and/or Participants and any appropriate regulatory authority, AUSA reserves the right to make the following changes:

     (1) To operate Diversified Investors Variable Funds in any form permitted under the 1940 Act or in any other form permitted by law;

     (2) To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act;

     (3) To transfer any assets in a Subaccount to another Subaccount or to one or more separate accounts, or to AUSA's general account to the extent permitted by law or to add, combine or remove Subaccounts in a separate account;


     (4) To substitute, for the interests in a series of Diversified Investors Portfolios or the Calvert Series held in any Subaccount, interests in another series of Diversified Investors Portfolios or interests in another investment company or any other investment permitted by law; and

     (5) To make any necessary technical changes in the Contracts in order to conform with any of the above-described actions or as may be required or permitted by applicable laws affecting Diversified Investors Variable Funds or the Contracts.

                          CREDIT OF PURCHASE PAYMENTS

     A Participant's initial Purchase Payment will be credited to the Participant's Accumulation Account to provide Units as of a Valuation Date for the Valuation Period, not later than (1) two business days after receipt of the Purchase Payment by AUSA at 4 Manhattanville Road, Purchase, New York 10577, if the contract application and/or Participant's enrollment form is complete upon receipt, or (2) two business days after an application and/or enrollment form which is incomplete upon receipt by AUSA is made complete, provided that if such information is not made complete within five business days after receipt, (i) the prospective Participant will be informed of the reasons for the delay, and
(ii) the initial Purchase Payment will be returned immediately and in full, unless the prospective Participant specifically consents to AUSA retaining the Purchase Payment until such information is made complete.

     Subsequent Purchase Payments will be credited to the Participant's Accumulation Account to provide Units as of the Valuation Date for the Valuation Period in which the Purchase Payment is received in good order by AUSA.

ALLOCATION OF PURCHASE PAYMENTS

     Upon receipt of a Purchase Payment, it will be credited to the Subaccount designated by the Participant in the form of Units. The number of Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount(s) by the Unit value of that Subaccount for the Valuation Date for the Valuation Period on which the Purchase Payment is received. The number of Units shall not be changed by any subsequent change in the value of a Unit, but the dollar allocation value of a Unit will vary in amount depending upon the investment experience of the applicable Subaccount.

     Allocation instructions may be changed at any time by sending to AUSA a correctly completed allocation form. Any change in allocations will be effective within 10 business days following receipt of the allocation form by AUSA. If an allocation form is incorrectly completed, Purchase Payments will be credited in accordance with the most recent allocation form on record. AUSA reserves the right to limit a Participant's right to change allocation instructions to four times a calendar year.

DETERMINATION OF UNIT VALUE

     The Unit value for a Subaccount for any Valuation Date is determined by subtracting (b) from (a) and dividing the result by (c), where


     (a) is the aggregate net asset value on the Valuation Date of all investments by the Subaccount in the series of Diversified Investors Portfolios or the Calvert Series, in which the Subaccount invests, and


     (b) is the mortality and expense risk charge accrued as of that Valuation Date; and,

     (c) is the total number of Units held in the Subaccount on the Valuation Date before the purchase or redemption of any Units on that Date.

                                 DEATH BENEFIT

     Under Section 403(b), Section 457, Section 457(f), flexible annuity and 408(IRA) Contract, if a Participant dies before the Annuity Purchase Date (See "Annuity Purchase Date" on page 23), the value of his/her Accumulation Account will be paid to the beneficiary in a lump sum. If the beneficiary is under the age of 75 at the time of the Participant's death, the beneficiary may elect to have this lump sum applied to provide a Fixed Annuity. A lump sum payment to some extent may be taxed as ordinary income to the beneficiary in the year received. A beneficiary should consider the possible tax advantages to electing an annuity. (See "Section 403(b) Annuities" on page 27). Under Section 401(a) and/or Section 401(k) Contracts, however, the underlying tax-qualified Plan is generally required to provide that in the case of a married Participant, a survivorship annuity death benefit will be paid to the surviving spouse if the Participant dies prior to retirement. In each case involving Section 401(a) and/or Section 401(k) Contracts, reference must be made to the underlying Plan for particulars.

     If the Participant dies before the Annuity Purchase Date, his/her entire interest must generally be distributed within five years after the date of death, or if payable to a designated beneficiary must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, within one year after the date of death. If the beneficiary is the Participant's spouse, distributions are not required to be made until the April 1st after the end of the calendar year in which the Participant would have attained age 70 1/2; if the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the Participant (owner).

     If a lump sum payment is elected, the Accumulation Account value will be determined on the Valuation Date for the Valuation Period in which a certified copy of the death certificate evidencing the Participant's death is received by AUSA. If a Fixed Annuity is elected, the Accumulation Account value will be determined on the Valuation Date for the Valuation Period of the beneficiary's Annuity Purchase Date. For Section 401(a) and/or Section 401(k) and NQDC Contracts, the underlying Plan should be consulted to determine the options available.

     For NQDC Contracts, the remaining value will be paid to a designated beneficiary. If no such beneficiary is so designated or in existence, the remaining value will be paid in the following order: Participant's (1) spouse,
(2) children, (3) parents, (4) siblings and (5) estate.

     For all Contracts except NQDC Contracts, the death benefit is guaranteed to be not less than the total amount of all contributions, less any withdrawals, made by the Participant.

                   REDEMPTION DURING THE ACCUMULATION PERIOD

     For Section 403(b), Section 457, Section 457(f), flexible annuity and
Section 408(IRA) Contracts and subject to applicable federal tax law restrictions, a Participant at any time during his/her Accumulation Period and prior to his/her death may redeem all or a portion of the Units credited to the Accumulation Account. There is no redemption charge. (See "Federal Tax Status" on page 27).

     The Accumulation Account value redeemed or the Units remaining after a partial redemption will be determined on the Valuation Date for the Valuation Period in which a written request for a redemption on a form approved by AUSA is received by AUSA. The Accumulation Account will be reduced by the lesser of the number of Units obtained by dividing the amount of the redemption request by the Unit value for that day or the number of Units remaining in the Accumulation Account.


     A full or partial redemption payment will be made within seven days after receipt of the written request. A request for a partial redemption must specify the Subaccount(s) from which the partial withdrawal is to be made. Payment may be postponed as permitted by the 1940 Act. Currently, deferment is permissible only when the New York Stock Exchange is closed or trading is restricted, when an emergency exists as a result of which disposal of interests in Diversified Investors Portfolios or the Calvert Series held by Diversified Investors Variable Funds is not reasonably practicable or it is not reasonably practicable to determine fairly the value of these assets, or when the SEC has provided for such deferment for the protection of Participants.


     A withdrawal will generally have federal income tax consequences which may include penalties. (See "Federal Tax Status" on page 27).

     With respect to Section 401(a), Section 401(k) and NQDC Contracts, the ability to withdraw funds during the Accumulation Period is generally more limited; however, in each instance the underlying Plan document should be consulted to determine what options, if any, are available.

            RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     The Texas Optional Retirement Program ("Program") imposes on participants in such Program certain restrictions on withdrawal, which affect redemptions with respect to any variable annuity contract issued under the Program. Under section 830.104 of the Texas Government Code, such participant in the Program, in order to withdraw accumulated contributions from the retirement system, must complete the required application form prescribed by the board of trustees. A person who withdraws contributions pursuant to section 830.104 relinquishes all accrued rights in the retirement system.

     Nothing in section 830.105 of the Texas Government Code, entitled Termination of Participation, precludes the election by a participant to withdraw accumulated contributions pursuant to section 830.104. However, section
830.105 restricts the availability of an annuity purchased under the Program to situations where the participant attains age 70 1/2 or terminates participation in the Program by: death, retirement, or termination of employment in all institutions of higher education.

                                PAYMENT OPTIONS

     With respect to Section 403(b), Section 457, Section 457(f), flexible annuity and Section 408(IRA) Contracts, unless a Fixed Annuity as described below is elected, payment to the Participant shall be made at the end of his/her Accumulation Period in a lump sum calculated in the same manner as if a total withdrawal request of one's Accumulation Account had been received by AUSA on his/her Annuity Purchase Date. (See page for "Redemption During the Accumulation Period"). However, Section 401(a), Section 401(k) and NQDC Contracts provide the funding for the Plans and reference to the particular Plan must be made in each case for details. For example, tax-qualified Plans must generally provide by law that in the case of a married Participant who does not properly elect otherwise, retirement annuity benefits will be paid in the form of a contingent annuity with a survivorship annuity benefit for his surviving spouse at least equal to 50% of the amount which would have been payable if the Participant were living. For NQDC Contracts, the employer may also provide for installment payments without the purchase of an annuity.

ANNUITY PURCHASE DATE

     The Annuity Purchase Date is the first day of the month coincident with or following the receipt by AUSA of written notice, submitted through the Participant's employer, of the Participant's retirement (i.e., the termination of employment with his/her employer). Subject to the terms of the Plan, a Participant may elect to retire at any time and receive annuity benefits. As a general rule, benefits must begin no later than April 1 of the calendar year following the year in which the Participant attains age 70 1/2 at which time an election to receive an annuity or lump sum benefit must be made.

     In the case of a beneficiary who elects a Fixed Annuity, the Annuity Purchase Date will be the first day of the month following receipt by AUSA of the election of a Fixed Annuity; however, if any election is received during the last 15 days of a month, the Annuity Purchase Date will be the first day of the second month after receipt of the election.

     For Section 408(IRA) Contracts, the Annuity Purchase Date is the date the annuity first begins under the terms of the IRA Contract.

FIXED ANNUITY

     Fixed Annuity payments are not made from Diversified Investors Variable Funds but are made from the general account of AUSA which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, Fixed Annuity payments and interests in the general account have not been registered under the Securities Act of 1933, as amended, (the "1933 Act") nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. The SEC staff has not reviewed the disclosures in this Prospectus that relate to the Fixed Annuity payments and interests in the general account. Disclosures regarding Fixed Annuity payments and the general account in this Prospectus, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     A Fixed Annuity may not be elected if the initial monthly payment under the form elected would be less than $20. Fixed Annuity payments will be made monthly unless the annuitant elects to receive payments annually, semi-annually or quarterly. Any such election must be made at the same time that the annuitant elects to receive a Fixed Annuity and cannot be changed during the annuity period. Once a Fixed Annuity takes effect, it may not be redeemed, surrendered or changed to any other form of annuity.

FIXED ANNUITY OPTIONS

     The following Fixed Annuity options may be available:

     i) Life Annuity -- Annuity payments will be made during the lifetime of the annuitant. It would be possible for the annuitant to receive no annuity payment if he/she died prior to the date of the first annuity payment.

     ii) Life Annuity With Period Certain -- Annuity payments will be made during the lifetime of the annuitant with the guarantee that if the annuitant dies before a period certain elected, the beneficiary will receive payments for the duration of the period. The period certain may be any number of years between 5 and 20 inclusive.

     iii) Specified Fixed Period Annuity -- Annuity payments will be made for a specified fixed period selected by the annuitant. If the annuitant dies during the specified fixed period, the annuity payments for the remainder of the period will be paid to the beneficiary. No annuity payments are made after the expiration of the specified fixed period even if the annuitant survives. The specified fixed period may be for any number of years between 10 and 30 years inclusive.

     iv) Contingent Annuity -- Annuity payments will be made during the joint lifetimes of the annuitant and a designated second person ("contingent annuitant") with payments continued during the remaining lifetime of the contingent annuitant. Annuity payments to the contingent annuitant may be made in the same amount paid while both annuitants lived or a lesser percentage of this amount. For Section 401(a) and/or Section 401(k) Contracts, in the absence of a proper election by the Participant, a contingent annuity with a survivorship annuity benefit for the surviving spouse at least equal to 50% of the amount which would have been payable if the Participant were living will be the normal form of benefit.

         If the contingent annuitant dies before the first annuity payment to the annuitant, the contingent annuity election will be void and the annuitant will receive a Life Annuity. If the contingent annuitant dies after the first annuity payment to the annuitant, but before the death of the annuitant, annuity payments under the Contingent Annuity election will be made to the annuitant during his/her lifetime. If the annuitant and the contingent annuitant die before the date of the first annuity payment, no annuity payments will be made.

     v) Contingent Annuity With Period Certain -- Annuity payments will be made during the joint lifetimes of the annuitant and a designated second person ("contingent annuitant"). Annuity payments to the contingent annuitant may be in the same amount as paid to the annuitant or a lessor percentage of that amount and will be made for a period certain of any number of years between 5 and 20 years inclusive.

     The Life Annuity With Period Certain and the Specified Fixed Period Annuity may only be elected for a number of years that will not exceed an annuitant's life expectancy. The annuity benefit option elected by the Participant will affect the level of annuity payments the Participant will receive. The longer annuity payments are projected to continue based upon actuarial possibilities, the lower annuity payments will be.


     The annuity purchase rates for these Fixed Annuity benefits shall not exceed, during the initial period set forth in the Contract, the maximum rates set forth in the Contract. Thereafter, the annuity purchase rate will be the rate in effect as declared by AUSA. The guaranteed level of Fixed Annuity payments will be determined based upon (i) a Participant's Accumulation Account value on the Annuity Purchase Date, (ii) the applicable annuity purchase rate on the Annuity Purchase Date which will reflect the age of the Participant and (iii) the type of Fixed Annuity option elected.

PAYMENTS TO A BENEFICIARY FOLLOWING THE ANNUITANT'S DEATH

     If any annuity payment is payable to the beneficiary after the death of an annuitant on or after his/her Annuity Purchase Date but during a period certain, it shall be payable as each payment becomes due to the beneficiary. If the benefit is payable to more than one beneficiary, it shall be paid in equal shares to such beneficiaries, the survivors or survivor, unless the annuitant has elected otherwise. Upon the death of the last surviving beneficiary, AUSA shall pay the commuted value of any remaining payments in a lump sum cash payment to the estate of such last surviving beneficiary in lieu of any further income payments.

     The annuitant's beneficiary may direct in writing to AUSA that any income payable after the death of the annuitant or contingent annuitant be terminated and a single commuted value be paid to the beneficiary. The commuted values referred to above shall be based upon the value of the payments for the balance of the period certain determined as of the date AUSA receives written notice of the beneficiary's election to receive the commuted value on the basis of the interest rate (compounded annually) inherent in the annuity purchase rate applied to provide the annuitant's Fixed Annuity.

                                 VOTING RIGHTS


     The assets held in the Subaccounts of Diversified Investors Variable Funds will be invested in the corresponding series of Diversified Investors Portfolios or the Calvert Series . AUSA is the legal holder of these interests and shares held in a Subaccount and as such has the right to vote to elect the governing Boards of Diversified Investors Portfolios and Acacia to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund, and to vote upon any other matter that may be voted upon at a shareholders' meeting. To the extent required by law, AUSA will vote at regular and special shareholder meetings in accordance with the instructions received from Contractholders, IRA Contractholders and NQDC Contractholders. The record date for any such vote shall be selected by the governing Boards of Diversified Investors Portfolios or Acacia. AUSA will furnish Contractholders, IRA Contractholders and NQDC Contractholders with the proper forms to enable them to give it these instructions.



     Each Contractholder, IRA Contractholder and NQDC Contractholder will have the equivalent of one vote per $100 of the dollar value of the Accumulation Accounts in a Contract held in each Subaccount of Diversified Investors Variable Funds, with fractional votes for amounts less than $100. These votes, represented as votes per $100 of Accumulation Account value in each Subaccount of Diversified Investors Variable Funds, are converted into a proportionate number of votes in beneficial interests in a series of Diversified Investors Portfolios or shares of the Calvert Series. Interests held in each Subaccount for which no timely instructions from Contractholders, IRA Contractholders or NQDC Contractholders are received will be voted by AUSA in the same proportion as those interests in that Subaccount for which instructions are received. Should applicable federal securities laws or regulations permit, AUSA may elect to vote in its own right.



     A Participant will have the right to instruct the Contractholder, IRA Contractholder or NQDC Contractholder with respect to interests in the series of Diversified Investors Portfolios or the Calvert Series attributable to his/her portion of the Accumulation Account held in each Subaccount of Diversified Investors Variable Funds. Each Participant under the Contract shall receive a statement of the amount attributable to his/her participation in each Subaccount and stating his/her right to instruct the Contractholder as to how to vote such interest. AUSA will provide voting instruction materials to the Contractholder, IRA Contractholder or NQDC Contractholder and to the Participants.


     The Contractholder, IRA Contractholder and NQDC Contractholder shall provide voting instructions to AUSA with respect to interests attributable to the Accumulation Account values held in a Subaccount in accordance with instructions received by Participants. For interests for which no timely instructions from

Participants are received, the Contractholder, IRA Contractholder or NQDC Contractholder will instruct AUSA to vote these interests in the same proportion as those shares for which instructions from Participants are received.


     Matters on which the Contractholder, IRA Contractholder or NQDC Contractholder may give voting instructions include the following: (1) election of the governing Boards of Diversified Investors Portfolios or Acacia; (2) ratification of the independent accountant of a series of Diversified Investors Portfolios or the Calvert Series corresponding to the Contractholder's, IRA Contractholder's or NQDC Contractholder's selected Subaccount(s); (3) approval of any change in the Investment Advisory Agreement or any Subadvisory Agreement for a series of Diversified Investors Portfolios or the Calvert Series corresponding to the Contractholder's, IRA Contractholder's or NQDC Contractholder's selected Subaccount(s); (4) any change in the fundamental investment policies of a series of Diversified Investors Portfolios or the Calvert Series corresponding to the Contractholder's, IRA Contractholder's or NQDC Contractholder's selected Subaccount(s); and (5) any other matter requiring a vote of the shareholders of Diversified Investors Portfolios or the Calvert Series. With respect to approval of the Investment Advisory Agreements or Subadvisory Agreements or any change in a fundamental investment policy, Contractholders, IRA Contractholders and NQDC Contractholders participating in that Subaccount will vote separately on the matter pursuant to the requirements of Rule 18f-2 under the 1940 Act.



     AUSA may, if required by state insurance officials, disregard voting instructions if those instructions would require voting to cause a change in the subclassification or investment objectives or policies of one or more of the series of Diversified Investors Portfolios or the Calvert Series, or to approve or disapprove an investment adviser or principal underwriter for one or more series of Diversified Investors Portfolios or the Calvert Series. In addition, AUSA may disregard voting instructions that would require changes in the investment objectives or policies of any series of Diversified Investors Portfolios or the Calvert Series or in an investment adviser or principal underwriter for Diversified Investors Portfolios or the Calvert Series, if AUSA reasonably disapproves those changes in accordance with applicable federal regulations. If AUSA disregards voting instructions, it will advise Contractholders, IRA Contractholders, NQDC Contractholders and Participants of that action and its reasons for the action in the next semiannual report to Contractholders, IRA Contractholders, NQDC Contractholders and Participants.


                         DISTRIBUTION OF THE CONTRACTS

     DISC will act as the principal underwriter and the distributor of the Contracts. DISC will perform all sales, marketing and administrative functions relative to the Contracts which participate in Diversified Investors Variable Funds, with certain exceptions in connection with the use of other authorized broker-dealers. DISC is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Contracts are sold by individuals who are registered representatives of DISC and who are also licensed as insurance agents for AUSA. The Contracts may also be sold through registered representatives of other broker-dealers authorized by DISC and applicable law who may be insurance agents licensed by an insurance company other than AUSA. Commissions and other expenses directly related to the sale of the Contracts will not exceed 8 percent of Purchase Payments. Additional expense allowance may be paid for other services not directly related to the sale of the Contracts. Such services include the training of personnel and the production of promotional literature.

                               FEDERAL TAX STATUS

     The ultimate effect of federal income taxes on Fixed Annuity payments and on the economic benefit to the Participant, annuitant, payee and beneficiary depends on the tax and employment status of the individual concerned.

     The discussion which follows on the treatment of AUSA and of the Contracts under federal income tax law is general in nature, is based upon AUSA's understanding of current federal income tax laws, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other tax laws. Each Contractholder, IRA Contractholder, NQDC Contractholders and Participant contemplating investment in the Contracts should consult a qualified tax adviser.

     Participants receiving large distributions (generally those in excess of $150,000 per year; or lump sum distributions in excess of $150,000) from qualified retirement Plans, including those funded through Section 401(a),
Section 408(IRA) and Section 403(b) Contracts, may be subject to a 15% excise tax on their distributions in excess of a specified amount.

TAX TREATMENT OF AUSA

     AUSA is taxed as a life insurance company under the Code. Investment income from the assets of Diversified Investors Variable Funds are reinvested and taken into account in determining the value of Diversified Investors Variable Funds. Under existing federal income tax law, the investment income of Diversified Investors Variable Funds, including realized capital gains, is substantially not taxed to AUSA.

TAXATION OF DIVERSIFIED INVESTORS PORTFOLIOS

     Diversified Investors Portfolios is organized as a New York trust. None of its series are subject to any income or franchise tax in the State of New York. AUSA, as an investor in a series of Diversified Investors Portfolios will be taxable on its share (as determined in accordance with the governing instruments of Diversified Investors Portfolios) of such series' ordinary income and capital gain in determining its income tax liability. The determination of such share will be made in accordance with the Code and regulations promulgated thereunder. See "Tax Treatment of AUSA" above.

SECTION 403(B) ANNUITIES

     Purchase Payments made under a Contract meeting the requirements of Section 403(b) of the Code afford certain federal income tax benefits to employees of state educational organizations, and organizations which are tax-exempt under
Section 501(c)(3) of the Code.

     The employer may make contributions to the Contract or the employer may agree with the Participant that in return for employer contributions to the Contract, the Participant will take a reduction in salary or give up a salary increase. The agreement may not be changed with respect to earnings of the Participant while the agreement is in effect. The Participant can only make one agreement with his/her employer during the year, but the Participant may terminate the agreement at any time with respect to amounts not yet earned. No federal income tax is payable by the Participant on increases in the value of his/her Accumulation Account until payments are received by the Participant.

     Purchase Payments meeting the requirements of Sections 402(g), Section 403(b) and Section 415 of the Code are not includable in the gross income of the Participant at the time they are made. Under Section 402(g) of the Code, Purchase Payments made under a reduction in salary or a give up in salary increase agreement ("elective deferrals") are excluded from a Participant's gross income to the extent of the lesser of $9,500 or the Participant's exclusion allowance. The $9,500 limit will be reduced on a dollar for dollar basis by employee pre-tax elective deferrals made by that individual under a
Section 401(k) Plan, a simplified employee pension plan, or other tax deferred annuity. Under Section 403(b) of the Code, Purchase Payments made under a reduction in salary or a give up in salary agreement and/or contributed by the employer are excluded from a Participant's gross income to the extent of the applicable "exclusion allowance". The "exclusion allowance" is equal to 20% of a Participant's includable compensation (taxable earnings) for the tax year, multiplied by the number of years of employment, reduced by the total of Purchase Payments made in prior tax years.

     When Fixed Annuity payments commence, or if the Participant obtains a partial or full redemption of the Units credited to his/her Accumulation Account under the Contract, the amount received will be includable as ordinary income in the year received, except that such portion of any amount received as is deemed to represent a return of Purchase Payments originally included as gross income made by the Participant will not be taxed. Full redemptions do not qualify for special capital gains treatment nor 5-year income averaging applicable to qualified plan lump sum distributions. However, if a Participant makes a full redemption after attaining age 59 1/2 or on account of a separation from service, he/she may delay including the distribution in income by making a rollover transfer, subject to requirements set by the Code, to an Individual Retirement Account or another Section 403(b) annuity. A partial redemption of at least 50% of the balance to the credit of a Participant on account of a separation from service may be rolled over to an Individual Retirement Account, subject to requirements set by the Code.

     If the Participant receives any amount under the Contract, the Participant must pay an additional tax of 10% of the amount of the distribution includable in gross income for the taxable year. This additional tax shall not apply to distributions which are (1) made after the date on which the Participant attains age 59 1/2, (2) made to a beneficiary on or after the death of the Participant,
(3) attributable to the Participant's becoming permanently disabled, (4) made after separation from service in a series of substantially equal periodic payments made for the life (or life expectancy) of the Participant or the joint lives (or joint life expectancies) of the Participant and his beneficiary, (5) made to a Participant after separation of service after attainment of age 55,
(6) made to a Participant for medical care (not to exceed the amount deductible by the employee), or (7) paid to alternate payees under a qualified domestic relations order.

     RESTRICTIONS ON WITHDRAWALS OF ELECTIVE CONTRIBUTIONS. Effective January 1, 1989 and thereafter, any funds in the Participant's account balance other than funds attributable to assets held at the close of the last year beginning before January 1, 1989 will be restricted from withdrawal except upon attainment of age 59 1/2, separation from service, death, disability or hardship (hardship withdrawals are to be limited to the amount of the Participant's own contributions exclusive of earnings). However, any funds in the Participant's account balance attributable to employer contributions, if any, and the earnings thereon will not be restricted unless specifically provided for by the employer's plan.

     In tax years beginning after 1988, Section 403(b) Plans (other than church plans) will be subject to nondiscrimination and coverage requirements, as well as special rules with respect to minimum distributions.

SECTION 401(A) PLANS

     An employer maintaining a pension or profit sharing Plan which satisfies the requirements of Section 401(a) of the Code may make contributions to the Contract which are generally currently deductible by the employer and are not currently taxed to the Participants. The Code prescribes various limitations on the maximum amount which may be contributed on behalf of any Participant. In addition, Participants may make after-tax contributions to the Contract if their
Section 401(a) Plan permits.

     When Fixed Annuity payments commence, or if the Participant obtains a partial redemption of the Units credited to his/her Accumulation Account under the Contract, the amount received will be includable as ordinary income in the year received, except that such portion of any amount received as is deemed to represent a return of Participant after-tax Purchase Payments will not be taxed. Full redemptions may qualify for special capital gains treatment or 5-year or 10-year income averaging if the payment constitutes a "lump sum distribution," as that term is defined in the Code.

     The rules governing rollovers of distributions from a Section 401(a) Plan are parallel to those dealing with distributions from Section 403(b) annuities. In addition, the 10% penalty on premature distributions from Section 403(b) annuities is also applicable to Section 401(a) Plan distributions.

SECTION 408 (IRA) CONTRACTS

     An individual, participating under a Contract which satisfies the requirements of Section 408 of the Code, may make contributions to the Contract. The Code prescribes various limitations on the maximum amounts which may be contributed by or on behalf of the Participant and on the deductibility of the contributions for federal income tax purposes. No federal income tax is payable by the Participant on increases in the value of his/her Accumulation Account until payments are received by the Participant.

     When Fixed Annuity payments commence, or if the Participant obtains a partial redemption of the Units credited to his/her Accumulation Account under the Contract, the amount received will be includable as ordinary income in the year received, except that such portion of any amount received which is deemed to represent a return of Participant non-deductible Purchase Payments will not be taxed. Full or partial redemptions do not qualify for special capital gains treatment nor 10-year income averaging applicable to certain qualified plan distributions.

     If the Participant receives any amount under the Contract prior to attainment of age 59 1/2, the Participant must pay an additional excise tax of 10% of the amount of the distribution includable in gross income for the taxable year. The additional tax shall not apply to distributions which are (1) made to a beneficiary on or after the death of the Participant, (2) attributable to the Participant's becoming permanently disabled or (3) made in a series of substantially equal periodic payments made for the life (or life expectancy) of the Participant or the joint lives (or joint life expectancies) of the Participant and his/her beneficiary. Any full or partial redemption will not be includable in ordinary income if the Participant rolls over the distribution within 60 days to another IRA.

MINIMUM DISTRIBUTION REQUIREMENTS

     If the actual distributions from a qualified retirement plan, eligible state or local government deferred compensation plan or an IRA are less than the minimum required to be distributed commencing by April 1 in the calendar year following the year the Participant attains age 70 1/2 (see "Annuity Purchase Date", on page 23) the difference is considered to be an excess accumulation and the IRS may impose a 50% excise tax on this excess amount.

SECTION 457 PLANS


     Section 457 of the Code allows employees of or independent contractors who furnish services to a state or local government to establish a deferred compensation plan allowing the deferral of certain limited amounts of compensation by way of salary reduction. State and local government includes a state, a political subdivision of a state, any agency or instrumentality of either of them, a tax-exempt rural electric cooperative or its tax-exempt affiliates. Contributions are based on a special definition of compensation and include any amounts contributed to a Section 403(b) tax sheltered annuity for determining the contribution limits. All amounts deferred and all property bought with those amounts or income earned on those amounts remain the property of the employer and are subject to the claims of its general creditors. Distributions from a Section 457 Plan are subject to Section 401(a)(9) of the Code in addition to the rules applicable under Section 457 of the Code and must begin no later than the April 1st of the calendar year following the year in which the participant attains age 70 1/2.


SECTION 457(F) PLANS

     In the case of a Plan for an eligible employer providing for the deferral of compensation for an employee but which is not eligible for deferred tax treatment, the compensation shall be included in the gross income of the Participant or beneficiary for the first taxable year in which there is no substantial risk of forfeiture of the rights to such compensation and taxed in accordance with Section 72 of the Code.

SECTION 72 FLEXIBLE ANNUITIES

     The term annuity includes all periodic payments resulting from the systematic liquidation of a principal sum. Section 72 determines what portion of each payment is excludable from gross income as a return of the purchaser's investment and what portion is taxed as interest earned on that investment.

     Section 72 of the Code places a penalty on premature distributions but generally exempts qualified distributions from a qualified retirement plan.

NON-QUALIFIED DEFERRED COMPENSATION CONTRACTS

     Taxed employers may establish a non-qualified deferred compensation arrangement funded by non-qualified deferred compensation contracts allowing the deferral of compensation through salary reduction. Such Plans include, but are not limited to, excess benefit plans, plans maintained by an employer primarily for a select group of management or highly compensated employees, as well as rabbi and secular trusts. Taxed employers for these non-qualified deferred compensation Plans include corporations, partnerships, S corporations and any of their affiliates or subsidiaries. Contributions are determined on the Plan's definition of compensation. All amounts deferred by employees and any income earned thereon remain the property of the employer and are subject to the claims of its general creditors. In-service withdrawals from deferred compensation Plans may be permitted for reasons of hardship under certain conditions as specified in the Plans. Distributions from these Plans are permitted when the Participant terminates employment, becomes permanently disabled, retires, dies or as otherwise specified in the Plan. As a general rule, the Participant is subject to taxation upon receipt of the funds, and there is usually no tax consequences to the employer, i.e., no deduction is available for an employee's salary reduction agreement until paid out.

     Such non-qualified deferred compensation arrangements for taxable employers may be funded by either a Diversified Investors Variable Funds Contract alone or by a Diversified Investors Variable Funds Contract in combination with a Fixed Annuity Contract.

INCOME TAX WITHHOLDING

     Unless the Participant or payee elects to have no withholding, the taxable portion of distributions under a Contract will be subject to income tax withholding under federal and certain state laws. AUSA will notify recipients of taxable distributions under a Contract of their right to elect not to have withholding apply.

     For NQDC Contracts, no withholding is made and no election is needed.

     Effective January 1, 1992, distributions from qualified retirement plans and Section 403(b) Contracts, other than individual retirement arrangements ("IRAs") generally are subject to mandatory federal income tax withholding unless they either are:

          1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years, or

          2. Required by the Code upon the participant's attainment of age 70 1/2 or death.

     Such withholding will apply even if the distribution is rolled over into another qualified plan including an IRA. The withholding can be avoided if the participant's interest is directly transferred by the old plan to another eligible qualified plan including an IRA. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and penalties.

     Pursuant to Revenue Ruling 90-24 of the Code, an exchange of a Section 403(b) annuity contract for another Section 403(b) annuity contract may qualify as a tax-free exchange.

                             ASSUMPTION REINSURANCE

     The Contracts described in this Prospectus include group variable annuity contracts which were originally issued by The Mutual Life Insurance Company of New York ("MONY") and are assumed by AUSA pursuant to certain assumption reinsurance agreements executed by MONY and AUSA effective December 31, 1993. Pursuant to the terms of these agreements and applicable state insurance laws, affected MONY contractholders may elect to participate and "opt in" or choose to remain contractholders of MONY and "opt out" of the assumption. All affected MONY contractholders shall receive a Notice of Election which describes the assumption and procedures for opting in or opting out. This Prospectus should be read carefully before deciding whether to opt in. In certain jurisdictions a contractholder that fails to opt out may be deemed under the terms of the assumption to have opted in.

     The former holders of MONY contracts who opt in to the assumption of their contracts by AUSA will experience no differences in the terms or charges under the Contracts. All investment options available to MONY contractholders will be available under the Contracts under Subaccounts which correspond to investment options under the MONY contracts. In addition, such assumed AUSA Contractholders may be able to direct the investment of their funds into certain additional investment options which were not available under the MONY contracts.

                                PERFORMANCE DATA


     From time to time the performance of one or more of the Subaccounts may be advertised. The performance data contained in these advertisements is based upon historical earnings and is not indicative of future performance. The data for each Subaccount reflects the results of the corresponding series of Diversified Investors Portfolios or the Calvert Series and recurring charges and deductions borne by or imposed on the Subaccount and on the corresponding series of the Diversified Investors Portfolios or the Calvert Series. Set forth below for each Subaccount is the manner in which the data contained in such advertisements will be calculated.


     MONEY MARKET SUBACCOUNT. The performance data for this Subaccount will reflect the "yield", "effective yield" and "total return". The "yield" of the Subaccount refers to the income generated by an investment in the Subaccount over the seven day period stated in the advertisement. This income is "annualized", that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The total return is calculated as shown below.


     INTERMEDIATE GOVERNMENT BOND, HIGH QUALITY BOND, GOVERNMENT/CORPORATE BOND, HIGH-YIELD BOND, BALANCED, EQUITY INCOME, EQUITY VALUE, GROWTH & INCOME, EQUITY GROWTH, SPECIAL EQUITY, AGGRESSIVE EQUITY, CALVERT SERIES AND INTERNATIONAL EQUITY SERIES SUBACCOUNTS. The performance data for these Subaccounts will reflect the "yield" and "total return". The "yield" of each of these Subaccounts refers to the income generated by an investment in that Subaccount over the 30 day period stated in the advertisement and is the result of dividing that income by the value of the Subaccount. The value of each Subaccount is the average daily number of Units outstanding multiplied by the Unit Value on the last day of the period. The "yield" reflects deductions for all charges, expenses, and fees of both the Series and the Subaccount. "Annualized total return" for each of these Subaccounts and the Money Market Subaccount refers to the return a Contractholder would receive during the period indicated if a $1,000 Purchase Payment was made the indicated number of years ago. It reflects historical investment results less charges and deductions of both the Series and the Subaccount, with the distribution being made in cash rather than in the form of one of the settlement options, at the close of the period for which the "annualized total return" data is given.


     Total return is historical in nature and is not intended to indicate future performance. Total return will be quoted for the most recent one-year period, and the annualized total return will be quoted for the most recent five- and ten-year periods, or the period from the commencement of the public offering of the Contracts, if shorter.

     Actual total return quotations may also be advertised for other specified periods, such as calendar years and calendar quarters. Cumulative total return for periods of more than one year may also be quoted. These figures will be accompanied by the standard, annualized total return quotations.


     From time to time, any series of Diversified Investors Portfolios or the Calvert Series may provide information concerning general economic conditions and supply comparative performance data and rankings, with respect to comparable investments for the same period, for unmanaged market indices such as the Dow

Jones Industrial Average and the Standard and Poor's 500, and from recognized independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Barron's, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Frank Russell Universe Data, Wiesenberger Investment Companies Service, Mutual Fund Values, Mutual Fund Forecaster, VARDS and Morningstar.

     In addition, reference may be made in advertisements to various indices including, without limitation, the Standard & Poor's 500 Stock Index, Salomon Brothers Broad Investment Grade Index and Lehman Brothers Government/Corporate Bond Index, and Russell Price Driven Index, in order to provide the reader a basis of comparison for performance.


     AVERAGE ANNUAL TOTAL RETURNS: The annualized total return for the Subaccounts is shown for the periods indicated in the table below.



                                                                                                FOR THE
                                                                                                PERIOD
                                                            FOR THE     FOR THE     FOR THE      SINCE
                                               FOR THE      3 YEARS     5 YEARS    10 YEARS    INCEPTION
                                              YEAR ENDED     ENDED       ENDED       ENDED      THROUGH
                                               12/31/95    12/31/95    12/31/95    12/31/95    12/31/95
                                              ----------   ---------   ---------   ---------   ---------
Subaccount:
  Money Market(1)...........................      5.12%        3.59%       3.84%       5.41%       7.77%
  High Quality Bond(1)......................      9.84%        5.22%       6.43%        N/A        6.59%
  Intermediate Government Bond(1)...........     13.02%        5.86%       7.30%        N/A        7.53%
  Government/Corporate Bond(1)..............     17.50%        7.86%       9.35%       8.56%       8.75%
  High-Yield Bond(4)........................      13.9%         8.6%       13.6%        9.5%       11.6%
  Balanced(1)...............................     27.55%       12.15%        N/A         N/A       12.43%
  Equity Income(1)..........................     33.33%       14.76%      14.67%      12.77%      13.21%
  Equity Value(4)...........................      56.7%        17.0%       17.0%       15.1%       16.1%
  Growth & Income(1)(3).....................     31.30%        9.78%      13.44%      12.25%      12.25%
  Equity Growth(1)..........................     18.15%         N/A         N/A         N/A       10.04%
  Special Equity(1).........................     40.01%       18.57%      19.75%      14.84%      14.84%
  Aggressive Equity(4)......................      39.5%        20.6%       31.2%        N/A        29.1%
  International Equity(1)...................      12.4%        15.1%        N/A         N/A        15.4%
  Calvert(2)................................     28.83%        9.77%      10.45%        N/A        9.78%


---------------

(1) Each of the corresponding Pooled Separate Accounts of The Mutual Life Insurance Company of New York ("MONY") set forth below contributed all of its assets to, and thereby established, the corresponding Series of Diversified Investors Portfolios in which a corresponding Subaccount invests its assets:



                                                                 MONY POOLED
                               SERIES                         SEPARATE ACCOUNT
            ---------------------------------------------  -----------------------
            Money Market.................................  Pooled Account No. 4
            High Quality Bond............................  Pooled Account No. 15
            Intermediate Government Bond.................  Pooled Account No. 10d
            Government/Corporate Bond....................  Pooled Account No. 5
            Balanced.....................................  Pooled Account No. 14
            Equity Income................................  Pooled Account No. 6
            Equity Growth................................  Pooled Account No. 1
            Growth & Income..............................  Pooled Account No. 10a
            Special Equity...............................  Pooled Account No. 10b
            International Equity.........................  Pooled Account No. 12



          Total returns calculated for any period for each of the Money Market, High Quality Bond, Intermediate Government Bond, Government/Corporate Bond, Balanced, Equity Income, Growth & Income, Equity Growth, Special Equity and International Equity Subaccounts reflect the performance of the corresponding Pooled Separate Account for any period prior to its establishment and the performance of the corresponding series of Diversified Investors Portfolios thereafter. Such total returns calculated for each of the Subaccounts reflect the performance of the corresponding Pooled Separate Account only from the date that such corresponding Pooled Separate Account adopted investment objectives, policies and practices substantially similar to those of the corresponding series of Diversified Investors Portfolios invested in by the Subaccount. All total return percentages reflect the historical rates of return for such period adjusted to assume that all charges, expenses and fees of the applicable Subaccount and the corresponding series of Diversified Investors Portfolios which are presently in effect were deducted during such period. The corresponding Pooled Separate Accounts were not registered under the Investment Company Act of 1940 and, therefore, were not subject to certain investment restrictions imposed by the Act. If the corresponding Pooled Separate Accounts had been registered under the Act, investment performance might have been adversely affected.



(2) The annualized total returns for the Calvert Series Subaccount reflect the annualized total returns of the Calvert Series. The commencement date of the Calvert Series is September 30, 1986.



(3) Effective November 14, 1995, Putnam Advisory Company, Inc. ("Putnam") became the subadvisor to the Growth & Income Fund. The average annual total returns at December 31, 1995 for all private accounts and collective investment vehicles managed by Putnam with investment objectives, policies and restrictions substantially similar to the Growth & Income Fund, adjusted to assume that all charges, expenses and fees of the Growth & Income Fund presently in effect were deducted, are as follows: 1 Year -- 36.7%; 3
    Years -- 15.5%; 10 Years -- 18.2%; and Since Inception -- 17.1%;.



(4) The average annual total returns for the High-Yield Bond Series reflect annualized returns for all private accounts and collective investment vehicles managed by Delaware Investment Advisers during the periods indicated with investment objectives, policies and restrictions substantially similar to the High-Yield Bond Series, and which have been managed as the High-Yield Bond Series is managed. These returns are adjusted to assume that all charges, expenses and fees of the High-Yield Series which are presently in effect were deducted during such periods. The average annual total returns for the Equity Value Series reflect annualized returns for all private accounts and collective investment vehicles managed by ARK Asset Management Co., Inc. during the periods indicated with investment objectives, policies and restrictions substantially similar to the Equity Value Series, and which have been managed as the Equity Value Series is expected to be managed. These returns are adjusted to assume that all charges, expenses and fees of the Equity Value Series which are presently in effect were deducted during such periods. The average annual total returns for the Aggressive Equity Series reflect annualized returns for all private accounts and collective investment vehicles managed by McKinley Capital Management, Inc. during the periods indicated with investment objectives, policies and restrictions substantially similar to the Aggressive Equity Series, and which have been managed as the Aggressive Equity Fund is expected to be managed. These returns are adjusted to assume that all charges, expenses and fees of the Aggressive Equity Series which are presently in effect were deducted during such periods.



     The table above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distribution from the corresponding series (or its predecessor investment vehicle) were reinvested, and that a Contractholder surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the table reflect the annualized historical rates of return and deductions for all charges, expenses, and fees which would be imposed on the payment assumed by both the corresponding series and Diversified Investors Variable Funds.


                        DIVERSIFIED INVESTORS PORTFOLIOS


     Thirteen Subaccounts of Diversified Investors Variable Funds invest exclusively in corresponding series of Diversified Investors Portfolios. Diversified Investors Portfolios is a trust organized on September 1, 1993 under the laws of the State of New York and is registered under the 1940 Act as an open-end, diversified management investment company. The investment objectives of the series of Diversified Investors Portfolios currently available under the Contracts through such Subaccounts are as follows:

     MONEY MARKET SERIES: To provide liquidity and as high a level of income as is consistent with the preservation of capital through investment in domestic and foreign U.S. dollar-denominated money market obligations with maturities of 397 days or less. An investor's interest in the Money Market Series is neither insured nor guaranteed by the U.S. Government.

     HIGH QUALITY BOND SERIES: To provide as high a level of current income as is consistent with the preservation of capital through investment in high quality debt securities with short and intermediate maturities.

     INTERMEDIATE GOVERNMENT BOND SERIES: To provide as high a level of current income as is consistent with preservation of capital through investment in U.S. Government and U.S. Government agency and instrumentality securities with intermediate maturities, and high quality short-term obligations.

     GOVERNMENT/CORPORATE BOND SERIES: To achieve maximum total return through investment in investment grade debt securities, U.S. Government and U.S. Government agency and instrumentality securities collateralized mortgage obligations guaranteed by these agencies and instrumentalities and high quality short-term obligations.

     HIGH-YIELD BOND SERIES: To provide a high level of current income from a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.

     BALANCED SERIES: To provide a high total investment return consistent with a broad diversified mix of stocks, bonds and money market instruments.

     EQUITY INCOME SERIES: To provide a high level of current income through investment in a diversified portfolio of common stocks with relatively high current yields; capital appreciation is a secondary objective.

     EQUITY VALUE SERIES: To provide a high total investment return through investment in a diversified portfolio of common stocks. The series emphasizes stocks which, in the opinion of the Equity Value Series' Advisers, are trading at low valuations relative to market and/or historical levels.

     GROWTH & INCOME SERIES: To provide current income and capital appreciation through investment primarily in a diversified portfolio of securities selected for their potential to generate current income or long term capital appreciation.

     EQUITY GROWTH SERIES: To provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with potential for above-average growth in earnings; current income is a secondary objective.

     SPECIAL EQUITY SERIES: To provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies without consideration for current income. The Series emphasizes stocks which, in the opinion of the Series' Advisers, will present an opportunity for significant increases in earnings and/or value.

     AGGRESSIVE EQUITY SERIES: To provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies. The Series emphasizes stocks without consideration for current income which, in the opinion of the Aggressive Equity Series' Advisers, present an opportunity for significant increases in earning, revenue and/or value.


     INTERNATIONAL EQUITY SERIES: To provide a high level of long term capital appreciation through investment in a diversified portfolio of securities of foreign issuers.


     There can, of course, be no assurance that any series of Diversified Investors Portfolios will achieve its investment objectives.

HUB AND SPOKE(R)STRUCTURE

     AUSA and Diversified Investors Portfolios have licensed certain proprietary rights, know-how and financial services referred to as Hub and Spoke(R) from Signature Financial Group, Inc. ("Signature"). Each Subaccount which invests in a series of Diversified Investors Portfolio (the "spoke" or feeder fund) invests in such corresponding series of Diversified Investors Portfolios (the "hub" or master fund) through Signature's Hub and Spoke(R) method. Hub and Spoke employs a two-tier, master/feeder fund structure. Hub and Spoke(R) is a registered service mark of Signature.

     In addition to selling beneficial interests to such Subaccounts, Diversified Investors Portfolios may sell beneficial interests of its series to other insurance company separate accounts, mutual funds, collective investment vehicles or institutional investors. Such investors will invest in a series of Diversified Investors Portfolios on the same terms and conditions as the applicable Subaccount and will pay a proportionate share of the series' expenses. However, the other investors investing in such series are not required to sell their shares at the same public offering price as the Subaccount due to variations in sales commissions and other operating expenses. Therefore, Contractholders should be aware that these differences may result in differences in returns experienced by investors in the different entities that invest in each series of Diversified Investors Portfolios.

     Smaller entities investing in a series of Diversified Investors Portfolios may be materially affected by the actions of larger entities investing in that series. For example, if a large fund withdraws from a series of Diversified Investors Portfolios, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the affected series may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for any type of collective investment vehicle which has institutional or other large investors.) Also, investors with a greater pro rata ownership in a series of Diversified Investors Portfolios could have effective voting control of the operations of that series. Whenever a Subaccount is requested to vote on matters pertaining to a series of the Diversified Investors Portfolios (other than a vote to continue a series upon the withdrawal of an investor in the series), AUSA, as the legal owner of all assets in the Subaccount, shall vote in accordance with the procedures set forth under "Voting Rights" at page , including, to the extent required by law, procedures through which AUSA shall receive instructions with respect to such vote from Contractholders and/or Participants. Certain changes in the investment objectives, policies or restrictions of a series of Diversified Investors Portfolios may require that AUSA withdraw a Subaccount's interest in that series. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the series). If securities are distributed, the Subaccount could incur brokerage or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Subaccount. Notwithstanding the above, there are other ways for Diversified Investors Portfolios to meet redemption requests from its investors, such as temporary borrowings.

INVESTMENT OBJECTIVES AND POLICIES

     Each of the Subaccounts described above seeks to achieve its investment objective by investing all of its assets in a corresponding series of Diversified Investors Portfolios, which is a diversified, open-end management investment company. The investment objective of each series of Diversified Investors Portfolios may be changed without the approval of the investors in that series, but not without written notice thereof to its investors (including the Subaccount) 30 days prior to implementing the change. AUSA may withdraw the investment of a Subaccount from its corresponding series of Diversified Investors Portfolios on any Portfolio Business Day (see page 55). Upon any such withdrawal, AUSA would consider what action might be taken, including the investment of all the assets of such Subaccount in another pooled investment entity having the same investment objective.

     Each series of Diversified Investors Portfolios has a different investment objective which it pursues through the investment policies described below. Since each series of Diversified Investors Portfolios has a different investment objective, each can be expected to have different investment results and be subject to different market and financial risks. See "Investment Techniques and Restrictions" herein and in the

Statement of Additional Information for a description of the fundamental policies of each series of Diversified Investors Portfolios that cannot be changed without approval by the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of such series. Except as stated otherwise, all investment guidelines, policies and restrictions of each series described herein and in the Statement of Additional Information are non-fundamental.

     Each series of Diversified Investors Portfolios has a different portfolio turnover rate which is the percentage computed by dividing the lesser of portfolio purchases or sales by the average value of the series in each case excluding securities with maturities at the time of acquisition of one year or less. Brokerage expenses can be expected to be higher as a result of higher portfolio turnover rates. The rate of portfolio turnover is not a limiting factor when it is deemed appropriate to purchase or sell securities of a series.

     With respect to each series of Diversified Investors Portfolios, Diversified has contracted for certain investment advisory services with one or more subadvisers. Diversified and the subadvisers for a particular series of Diversified Investors Portfolios are referred to herein collectively as the "Advisers". There can be no guarantee that the investment objective of any of the series of Diversified Investors Portfolios will be met. The following sections describe the investment objective and policies of each series of Diversified Investors Portfolio currently available under the Contracts through Subaccounts.

     MONEY MARKET SERIES. The investment objective of the Money Market Series is to provide liquidity and as high a level of current income as is consistent with the preservation of capital. The Money Market Series invests in high quality short-term money market instruments. Securities in which the Money Market Series invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.

     To achieve its investment objective, the Money Market Series invests in U.S. dollar-denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks, and high quality commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. In addition, the Money Market Series may lend its portfolio securities, enter into repurchase agreements and reverse repurchase agreements, and invest in securities issued by foreign banks and corporations outside the United States. The Money Market Series reserves the right to concentrate 25% or more of its total assets in obligations of domestic banks.

     In accordance with Rule 2a-7 under the 1940 Act, the Money Market Series will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in U.S. dollar-denominated securities determined in accordance with procedures established by the Board of Trustees of Diversified Investors Portfolios (the "Board of Trustees") to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (an "NRSRO") (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees (collectively, "Eligible Securities").

     Eligible Securities include "First Tier Securities" and "Second Tier Securities." First Tier Securities include those that possess a rating in the highest category in the case of a single-rated security or at least two ratings in the highest rating category in the case of multiple-rated securities or, if the securities do not possess a rating, are determined to be of comparable quality by the Advisers pursuant to the guidelines adopted by the Board of Trustees. All other Eligible Securities are Second Tier Securities. The Money Market Series will invest at least 95% of its total assets in First Tier Securities.

     The NRSROs currently rating instruments of the type the Money Market Series may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited, IBCA Inc. and Thomson BankWatch, Inc., and their rating criteria are described in the Appendix to the Statement of Additional Information. The Statement of

Additional Information contains further information concerning the rating criteria and other requirements governing the Money Market Series' investments, including information relating to the treatment of securities subject to a tender or demand feature and securities deemed to possess a rating based on comparable rated securities of the same issuer.

     In addition, the Money Market Series will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts (including letters of credit, guaranties or other credit support) issued by, a single issuer, except that (i) the Money Market Series may invest more than 5% of its total assets in a single issuer for a period of up to three business days in certain limited circumstances, (ii) the Money Market Series may invest in obligations issued or guaranteed by the U.S. Government without any such limitation, and (iii) the limitation with respect to puts does not apply to unconditional puts if no more than 10% of the Money Market Series' total assets is invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in Second Tier Securities will be limited to 5% of the Money Market Series' total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of the Money Market Series' total assets or $1,000,000. As to each security, these percentages are measured at the time the Money Market Series purchases the security.

     The Money Market Series seeks to achieve its investment objective through investments in the following types of U.S. dollar-denominated money market instruments.

     BANK OBLIGATIONS. The Money Market Series may invest in U.S. dollar-denominated certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Such instruments include Yankee Certificates of Deposit which are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Money Market Series are not insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government. The Money Market Series will not invest more than 10% of the value of its net assets in time deposits maturing in longer than seven days and other instruments which are illiquid or not readily marketable. The Money Market Series may also invest in certificates of deposit and time deposits issued by foreign banks outside the United States.

     The Money Market Series may also invest in bankers' acceptances and other short-term obligations. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations which have either fixed, floating or variable interest rates.

     To the extent the Money Market Series' investments are concentrated in the banking industry, the Money Market Series will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on investments in the Money Market Series could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of the concentration of loan portfolios in leveraged transactions and in particular businesses, and competition within the banking industry, as well as with other types of financial institutions. The Money Market Series, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

     U.S. GOVERNMENT AND AGENCY SECURITIES. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentali-ties, for example, Government National Mortgage Association pass-through certificates are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Money Market Series will invest in such securities only when the Advisers are satisfied that the credit risk with respect to the issuer is minimal. The Money Market Series itself, and its share price and yield, are not guaranteed by the U.S. Government. For additional information on U.S. Government securities, see "Diversified Investors Portfolios" in the Statement of Additional Information.

     COMMERCIAL PAPER. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Money Market Series will consist only of U.S. dollar-denominated direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Money Market Series may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes issued by domestic corporations.

     The Money Market Series may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by
     Section 3(a)(3) of the 1933 Act. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less.

     Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited.

     UNSECURED PROMISSORY NOTES. The Money Market Series also may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the Money Market Series' investment objective. The Notes purchased by the Money Market Series will have remaining maturities of 13 months or less and will be deemed by the Board of Trustees, or by the Advisers on its behalf, to present minimal credit risks and will meet the quality criteria set forth above. The Money Market Series will invest no more than 10% of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Money Market Series cannot exercise the demand feature described in the Statement of Additional information and as to which there is no secondary market).

     RESTRICTED SECURITIES. The Money Market Series may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be illiquid and, thus, the Money Market Series may not purchase them to the extent that more than 10% of the value of its net assets would be invested in illiquid securities. However, if a substantial market of qualified institutional buyers develops pursuant to Rule 144A under the 1933 Act for such securities held by the Money Market Series, the Money Market Series intends to treat such securities as liquid securities in accordance with procedures approved by the Board of Trustees. To the extent that for a period of time, qualified institutional buyers cease purchasing such restricted securities pursuant to Rule 144A, the Money Market Series' investing in such securities may have the effect of increasing the level of illiquidity in the Money Market Series during such period.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Repurchase agreements involve the acquisition by the Money Market Series of an underlying debt instrument subject to an obligation of the seller to repurchase, and the Money Market Series to resell, the instrument at a fixed price, usually not more than one week after its purchase. The Money Market Series or a sub-custodian will have custody of securities acquired by the Money Market Series under a repurchase agreement.

     Repurchase agreements may be entered into for the Series with sellers which are usually member banks of the Federal Reserve System or member firms of New York Stock Exchange (or a subsidiary thereof).

     Such transactions afford an opportunity for the Series to earn a return on available cash with minimal market risk. Certain costs may be incurred by the Money Market Series in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Money Market Series may be delayed or limited. The Money Market Series will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. Repurchase agreements are considered collateralized loans under the 1940 Act.

     The Money Market Series may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. One means of borrowing is by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Money Market Series enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Money Market Series may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Money Market Series.

     FOREIGN SECURITIES. The Money Market Series may invest in U.S. dollar-denominated foreign securities issued outside the United States, such as obligations of foreign branches and subsidiaries of domestic banks and foreign banks, including Eurodollar certificates of deposit, Eurodollar time deposits and Canadian time deposits, commercial paper of Canadian and other foreign issuers, and U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their agencies or instrumentalities. The Advisers do not intend to concentrate more than 25% of such foreign investments in any one type of instrument or in any foreign country. Foreign securities may represent a greater degree of risk than do securities of domestic issuers due to less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions (including possible withholding taxes), changes in governmental administration or economic or monetary policy (in the United States or abroad), war or expropriation. For a complete description of foreign securities the Money Market Series may purchase, see "Investment Policies" in the Statement of Additional Information.

     CERTAIN OTHER OBLIGATIONS. In order to allow for investments in new instruments that may be created in the future, upon AUSA supplementing this Prospectus, the Money Market Series may invest in obligations other than those listed previously, provided such investments are consistent with the investment objective, policies and restrictions of the Money Market Series.

     The Statement of Additional Information includes a discussion of additional investment techniques such as zero coupon obligations, variable rate and floating rate securities, participation interests, guaranteed investment contracts and when-issued and forward commitment securities. The Statement of Additional Information also includes a discussion of non-fundamental investment policies, as well as a listing of specific investment restrictions which constitute fundamental policies of the Money Market Series which cannot be changed without the approval of the holders of a "majority of the outstanding voting securities" (as defined in the 1940
     Act) of the Money Market Series. See "Diversified Investors Portfolios -- Investment Restrictions" in the Statement of Additional Information.

     HIGH QUALITY BOND SERIES. The investment objective of the High Quality Bond Series is to provide as high a level of current income as is consistent with the preservation of capital. The yield of the High Quality Bond Series normally is expected to be higher than a money market fund but lower than a longer-term or lower quality bond fund. Unlike a money market fund, the Series does not seek to maintain a stable net asset value and may not be able to return dollar-for-dollar the money invested.

     The High Quality Bond Series pursues its investment objective by investing at least 65% of its assets under normal circumstances in high quality debt securities with short and intermediate maturities (including repurchase agreements and reverse repurchase agreements).

     The Advisers attempt to maintain the Series' "duration" between one and four years, which means that the Series' overall sensitivity to interest rates should be slightly more than that of bonds and notes with remaining average maturities from one to four years. The Series' dollar-weighted average maturity (or dollar-weighted average life in the case of asset-backed and mortgage-backed securities) may be longer than four years from time to time, but will not exceed five years under normal conditions. The Series may hold individual securities with remaining maturities of up to thirty years.

     The Series seeks consistency of return with minimal exposure to negative total returns on an annual basis. The Advisers' strategy is to position the Series in those high quality sectors of the fixed income market that offer the most attractive yields on a risk-adjusted basis. The duration of the Series will be a function of the security and sector selection process and market conditions in general. Since the value of fixed income securities generally fluctuates inversely with changes in interest rates, the value of securities held by the Series will tend to decline during periods of rising interest rates.

     The Advisers normally will select only securities having a minimum long-term quality rating of A- by Standard & Poor's Ratings Group ("S&P") or A3 by Moody's Investors Service, Inc. ("Moody's") will at the time of purchase, or, in the case of instruments that are not rated or are rated by other agencies (i.e., Fitch Investors Service, Inc., Duff & Phelps, Inc., etc.) are deemed by the Advisers to be of similar quality. Money market securities will have a minimum short-term rating of at least A-1 or P-1 by S&P or Moody's, respectively, or an equivalent rating by other agencies. The Series may continue to hold such securities if their ratings are reduced after purchase.

     The High Quality Bond Series seeks to achieve its investment objective through investments in the following types of instruments.

     U.S. GOVERNMENT AND AGENCY SECURITIES. The Series may invest in U.S. Government securities and securities issued or guaranteed by its agencies or instrumentalities. See "U.S. Government and Agency Securities" above under Money Market Series.

     The Series may invest a portion of its assets in short-term U.S. Government securities with remaining maturities of one year or less and repurchase agreements relating thereto. When the Advisers believe market conditions warrant a temporary defensive position, the Series may invest up to 100% of its assets in these instruments.

     CORPORATE BONDS. The Series may purchase public or private corporate bonds, issued by domestic or foreign issuers, that meet the Series' minimum credit quality criteria at the time of purchase. The corporate bond market is customarily subdivided into several segments, which include industrial, public utility, rail and transportation bonds, and bonds issued by banks and other financial institutions.

     YANKEE BONDS AND EURODOLLAR BONDS. The Series may purchase Yankee and Eurodollar issues that meet its minimum credit quality standards. Yankee issues are dollar denominated bonds issued in the United States market by foreign issuers and are, therefore, subject to SEC regulations. Issuers of yankee bonds include, among others, foreign corporations, foreign governments and agencies, and multilateral lending institutions. Eurodollar bonds are fixed income securities that are denominated in dollars, are underwritten by an international syndicate, and are sold upon issuance to non-U.S. investors. U.S.-based investors may purchase eurodollar bonds in the secondary market after a seasoning period. Eurodollar bonds are not subject to SEC regulations.

     MORTGAGE PASS-THROUGHS AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Series may purchase mortgage and mortgage-related securities such as pass-throughs, collateralized mortgage obligations, and mortgage derivatives that meet the Series' minimum credit quality criteria (collectively, "Mortgage Securities"). Mortgage pass-throughs are securities that pass through to investors an undivided interest in a pool of underlying mortgages. These may be issued or guaranteed by U.S. government agencies, or may consist of whole loans originated and issued by private limited purpose corporations or conduits. Collateralized mortgage obligation bonds and mortgage derivatives are obligations of special purpose corporations that are collateralized or supported by mortgages or mortgage securities such as pass throughs. Principal prepayments on the underlying mortgages or loans may cause the Mortgage

     Securities to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss to the Series of all or part of the premium, if any, which the Series may pay when investing in Mortgage Securities.

     ASSET-BACKED SECURITIES. The Series may purchase public or private asset-backed securities of various types, which are fixed income securities that are collateralized or "backed" by installment receivables (usually consumer loans) for which some type of credit enhancement is provided. Asset-backed securities that are eligible for purchase by the Series include securities backed by automobile receivables, credit card receivables, home equity loans, manufactured housing loans, business and recreational vehicle loans, computer leases, and agricultural equipment loans.

     SHORT-TERM INSTRUMENTS. Cash, commercial paper, short-term obligations, repurchase agreements or other forms of debt securities may be held to provide a reserve for future purchases of securities during periods of unusual market conditions or in order to reduce volatility, or as a temporary defensive measure when the Advisers determine securities markets to be overvalued. The Series limits its short-term investments to those U.S. dollar-denominated instruments which are determined by or on behalf of the Board of Trustees of Diversified Investors Portfolios (the "Board of Trustees") to present minimal credit risks and which are of "high quality" as determined by a major rating service (i.e., rated P-1 by Moody's or A-1 by S&P) or, in the case of instruments which are not rated, are of comparable quality pursuant to procedures established by the Board of Trustees. Investments in high quality short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or longer term.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. The Series may enter into repurchase agreements and reverse repurchase agreements. See "Repurchase Agreements and Reverse Repurchase Agreements" above under Money Market Series.


     The High Quality Bond Series may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. One means of borrowing is by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the High Quality Bond Series enters into a reverse repurchase agreement it will place in a segregated custodial account: cash, U.S. Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements are considered to be borrowings by the High Quality Bond Series.


     RESTRICTED SECURITIES. The Series may purchase securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Series' 15% limit on illiquid securities. Under the supervision of the Board of Trustees, the Advisers determine the liquidity of restricted securities and, through reports from the Advisers, the Board of Trustees will monitor trading activity in restricted securities. Because Rule 144A is relatively new, it is not possible to predict how these markets will develop. If institutional trading in restricted securities were to decline, the liquidity of the Series could be adversely affected.

     OPTIONS AND FUTURES CONTRACTS. The Series may buy and sell options and futures contracts to manage its exposure to changing interest rates and securities prices. Some options and futures strategies, including selling futures, buying puts, and writing calls, hedge the Series' investments against price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. The Series may invest in options (including over-the-counter options) and futures contracts based on any type of security or index related to its investments.

     Options and futures can be volatile investments, and involve certain risks. If the Advisers apply a hedge at an inappropriate time or judge interest rates incorrectly, options and futures strategies may lower the Series' return. The costs of hedging are not reflected in the Series' yield but are reflected in the Series' total return. The Series could also experience losses if the Series' options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

     The Series currently does not intend to engage in the writing of options, except for the purpose of terminating an existing position or under the limited circumstances described in the Statement of Additional Information. Nevertheless, the Series has the authority to write options and may do so in the future if the Advisers determine that such transactions are in the best interests of the Series.

     DELAYED DELIVERY TRANSACTIONS. In order to help ensure the availability of suitable securities for the Series, the Advisers may purchase securities for the Series on a "when-issued" or on a "forward delivery" basis, which means that the obligations would be delivered to the Series at a future date beyond customary settlement time. Under normal circumstances, the Series would take delivery of such securities. In general, the Series would not pay for the securities until they are received, and would not start earning interest on the obligations until the contractual settlement date. While awaiting delivery of the obligations purchased on such basis, the Series would establish a segregated account consisting of cash, cash equivalents or high grade liquid debt securities equal to the amount of its commitments to purchase "when-issued" securities. An increase in the percentage of the Series' assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

     OTHER INVESTMENTS AND INVESTMENT TECHNIQUES. The Series may also utilize the following investments and investment techniques and practices: investments in securities denominated in foreign currencies, options on futures contracts, foreign currency exchange transactions and options on foreign currencies. The Series does not intend to utilize any of these investments or practices to the extent of more than 5% of its assets. See the Statement of Additional Information for further information.

     INTERMEDIATE GOVERNMENT BOND SERIES. The investment objective of the Intermediate Government Bond Series is to provide as high a level of current income as is consistent with the preservation of capital. The yield of the Intermediate Government Bond Series normally is expected to be higher than a money market fund but lower than a longer-term or lower quality bond fund. The Intermediate Government Bond Series pursues its investment objective by investing in high quality U.S. Government obligations and high quality short-term obligations (including repurchase agreements and reverse repurchase agreements).

     The Advisers attempt to maintain the Intermediate Government Bond Series' "duration" between one and five years, which means that the Intermediate Government Bond Series' overall sensitivity to interest rates should be similar to that of bonds and notes with remaining average maturities from one to five years. The Intermediate Government Bond Series' dollar-weighted average maturity (or dollar-weighted average life in the case of mortgage-backed securities) may be longer than five years from time to time, but will not exceed ten years under normal conditions. The Intermediate Government Bond Series may hold individual securities with remaining maturities of up to thirty years.

     Since the value of fixed-income securities generally fluctuates inversely with changes in interest rates, the duration of the Intermediate Government Bond Series will vary to reflect the Advisers' assessments of prospective changes in interest rates. The Advisers' strategy will be to adjust the duration of the Intermediate Government Bond Series so that the Intermediate Government Bond Series may benefit from relative price appreciation when interest rates decline and may protect capital value when interest rates rise. The success of this strategy will depend on the Advisers' ability to manage the Intermediate Government Bond Series through changes in interest rates, and there is a risk that the value of the securities held by the Intermediate Government Bond Series will decline.

     The following is a discussion of the various investments of and techniques employed by the Intermediate Government Bond Series. Additional information about the investment policies of the Intermediate Government Bond Series appears under "Diversified Investors Portfolios" in the Statement of Additional Information.

     U.S. GOVERNMENT AND AGENCY SECURITIES. The Intermediate Government Bond Series may invest in U.S. Government securities. See "U.S. Government and Agency Securities" above under Money Market Series.

     The Intermediate Government Bond Series may invest a portion of its assets in short-term U.S. Government securities with remaining maturities of one year or less and repurchase agreements relating thereto. When the Advisers believe market conditions warrant a temporary defensive position, the Series may invest up to 100% of its assets in these instruments.

     SHORT-TERM INSTRUMENTS. Cash, commercial paper, short-term obligations, repurchase agreements or other forms of debt securities may be held to provide a reserve for future purchases of securities during periods of unusual market conditions or in order to reduce volatility, or as a temporary defensive measure when the Advisers determine securities markets to be overvalued. See "Short-Term Instruments" above under the High Quality Bond Series.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Repurchase agreements and reverse repurchase agreements may be entered into the Intermediate Government Bond Series. See "Repurchase Agreements and Reverse Repurchase Agreements" under Money Market Series.

     The Intermediate Government Bond Series may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Intermediate Government Bond Series may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Intermediate Government Bond Series.

     RESTRICTED SECURITIES. The Intermediate Government Bond Series may not invest more than 15% of its net assets in securities that are subject to legal or contractual restrictions on resale. See "Restricted Securities" above under High Quality Bond Series.

     OPTIONS AND FUTURES CONTRACTS. The Intermediate Government Bond Series may buy and sell options and futures contracts to manage its exposure to changing interest rates and securities prices. See "Options and Futures Contracts" above under High Quality Bond Series.

     Options and futures can be volatile investments, and involve certain risks. If the Advisers apply a hedge at an inappropriate time or judge interest rates incorrectly, options and futures strategies may lower the Intermediate Government Bond Series' return. The costs of hedging are not reflected in the Intermediate Government Bond Series' yield but are reflected in the Intermediate Government Bond Series' total return. The Intermediate Government Bond Series could also experience losses if its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

     The Intermediate Government Bond Series currently does not intend to engage in the writing of options, except for the purpose of terminating an existing position or under the limited circumstances described under "Diversified Investors Portfolios" in the Statement of Additional Information. Nevertheless, the Intermediate Government Bond Series has the authority to write options and may do so in the future if the Advisers determine that such transactions are in the best interests of the Intermediate Government Bond Series.

     DELAYED DELIVERY TRANSACTIONS. In order to help ensure the availability of suitable securities for the Intermediate Government Bond Series, the Advisers may purchase securities for the Intermediate Government Bond Series on a "when-issued" or on a "forward delivery" basis, which means that the obligations would be delivered to the Intermediate Government Bond Series at a future date beyond customary settlement time. See "Delayed Delivery Transactions" above under High Quality Bond Series.

     OTHER INVESTMENTS AND INVESTMENT TECHNIQUES. The Intermediate Government Bond Series may, in each case up to 5% of the Series' assets, also utilize the following investments and investment techniques and practices: investments in foreign securities, options on futures contracts, foreign currency exchange transactions and options on foreign currencies. The Intermediate Government Bond Series does not intend to utilize any of these investment practices to the extent of more than 5% of its assets. See "Diversified Investors Portfolios" in the Statement of Additional Information for further information.

     GOVERNMENT/CORPORATE BOND SERIES. The investment objective of the Government/Corporate Bond Series is to achieve the maximum total return. The Government/Corporate Bond Series' yield normally is expected to be higher than a money market fund but lower than a longer-term or lower quality bond fund. The Government/Corporate Bond Series pursues its investment objective by investing in investment grade debt securities, U.S. Government obligations, including U.S. Government agency and instrumentality obligations, collateralized mortgage obligations guaranteed by these agencies and instrumentalities and high quality short-term obligations (including repurchase agreements and reverse repurchase agreements). At least 65% of the Government Corporate Bond Series' assets is invested in U.S. Government securities, corporate bonds and short-term instruments.

     The Advisers attempt to maintain the Government/Corporate Bond Series' "duration" between three and ten years, which means that the Government Corporate Bond Series' overall sensitivity to interest rates should be slightly more than that of bonds and notes with remaining average maturities from three to fifteen years. The Government/Corporate Bond Series' dollar-weighted average maturity (or dollar-weighted average life in the case of mortgage-backed securities) may be longer than fifteen years from time to time, but will not exceed thirty years under normal conditions. The Government/Corporate Bond Series may hold individual securities with remaining maturities of up to thirty years.

     Since the value of fixed income securities generally fluctuates inversely with changes in interest rates, the duration of the Government/Corporate Bond Series will vary to reflect the Advisers' assessments of prospective changes in interest rates. The Advisers' strategy will be to adjust the duration of the Government/Corporate Bond Series so that the Government/Corporate Bond Series may benefit from relative price appreciation when interest rates decline and may protect capital value when interest rates rise. The success of this strategy will depend on the Advisers' ability to manage the Government/Corporate Bond Series through changes in interest rates, and there is a risk that the value of the securities held by the Government/Corporate Bond Series will decline.

     The following is a discussion of the various investments of and techniques employed by the Government/Corporate Bond Series. Additional information about the investment policies of the Government/Corporate Bond Series appears under "Diversified Investors Portfolios" in the Statement of Additional Information.

     U.S. GOVERNMENT AND AGENCY SECURITIES. The Government/Corporate Bond Series may invest in U.S. Government securities. See "U.S. Government and Agency Securities" above under Money Market Series.

     The Government/Corporate Bond Series may invest a portion of its assets in short-term U.S. Government securities with remaining maturities of one year or less and repurchase agreements relating thereto. When the Advisers believe market conditions warrant a temporary defensive position, the Government/Corporate Bond Series may invest up to 100% of its assets in these instruments.

     CORPORATE BONDS. The Government/Corporate Bond Series may purchase debt securities of United States corporations only if they carry a rating of at least Baa from Moody's or BBB from S&P or which, if not rated by these rating agencies, are judged by the Advisers to be of comparable quality. Securities rated Baa by Moody's or BBB by S&P may have speculative characteristics. Changes in economic condition or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade securities. See the Appendix to the Statement of Additional Information for an explanation of these ratings.

     FOREIGN SECURITIES. The Government/Corporate Bond Series may invest in securities of foreign issuers. The Government/Corporate Bond Series' investments in unlisted foreign securities are subject to the overall restrictions applicable to investments in illiquid securities. The Advisers do not intend to concentrate more than 25% of such foreign investments in any one type of instrument or in any foreign country. Foreign securities may represent a greater degree of risk than do securities of domestic issuers due to possible exchange rate fluctuations, possible exchange controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions (including possible withholding taxes), changes in governmental administration or economic or monetary policy (in the United States or abroad), war or expropriation. Forward foreign currency exchange contracts may also be entered into for the purchase or sale of foreign currency solely for hedging purposes against adverse rate changes. A currency exchange contract allows a definite price in dollars to be fixed for foreign securities that have been purchased or sold (but not settled) for the Government/Corporate Bond Series. Entering into such exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risks of incurring losses if rates do not move in the direction anticipated.

     SHORT-TERM INSTRUMENTS. Cash, commercial paper, short-term obligations, repurchase agreements, bank certificates of deposit or other forms of debt securities may be held to provide a reserve for future purchases of securities, during periods of unusual market conditions or in order to reduce volatility, or as a temporary defensive measure when the Advisers determine securities markets to be overvalued. See "Short Term Instruments" above under High Quality Bond Series.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. The Government/Corporate Bond Series may enter into repurchase agreements and reverse repurchase agreements. See "Repurchase Agreements and Reverse Repurchase Agreements" above under Money Market Series. The
     Government/Corporate Bond Series may borrow funds for temporary or emergency purposes, such as meeting longer then anticipated redemption requests, and not for leverage.

     RESTRICTED SECURITIES. The Government/Corporate Bond Series may not invest more than 15% of its net assets in securities that are subject to legal or contractual restrictions on resale. See "Restricted Securities" above under High Quality Bond Series.

     OPTIONS AND FUTURES CONTRACTS. The Government/Corporate Bond Series may buy and sell options and futures contracts to manage its exposure to changing interest rates and securities prices. See "Options and Futures Contracts" above under High Quality Bond Series.

     The Series currently does not intend to engage in the writing of options, except for the purpose of terminating an existing position or under the limited circumstances described in the Statement of Additional Information. Nevertheless, the Series has the authority to write options and may do so in the future if the Advisers determine that such transactions are in the best interests of the Series.

     DELAYED DELIVERY TRANSACTIONS. In order to help ensure the availability of suitable securities for the Government/Corporate Bond Series, the Advisers may purchase securities for the Government/Corporate Bond Series on a "when-issued" or on a "forward delivery" basis which means that the Securities would be delivered to the Government/Corporate Bond Series at a future date beyond customary settlement times. See "Delayed Delivery Transactions" above under High Quality Bond Series.

     OTHER INVESTMENTS AND INVESTMENT TECHNIQUES. The Government/Corporate Bond Series may, in each case up to 5% of the Series' assets, also utilize the following investments and investment techniques and practices: options on futures contracts and options on foreign currencies. The Government/Corporate Bond Series does not intend to utilize any of these investments or techniques to the extent of more than 5% of its assets. See the Statement of Additional Information for further information.

     HIGH-YIELD BOND SERIES. The investment objective of the High-Yield Bond Series is to seek a high level of current income. The High-Yield Bond Series pursues its investment objective by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks. The Series may invest all or a substantial portion of its assets in lower-rated debt securities, commonly referred to as "junk bonds". Such investments may include foreign securities and obligations issued or guaranteed by the U.S. government, any of its states or territories, any foreign government or any of their respective subdivisions, agencies or instrumentalities.

     The High-Yield Bond Series normally will invest at least 65% of its assets in high-yielding, income producing debt securities and preferred stocks, including convertible and zero coupon securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their fact value. Certain zero coupon securities also are sold at substantial discounts but provide for the commencement of regular interest payments at a deferred date. The Series may invest up to 35% of its assets in equity securities, including common stocks, warrants and rights.

     Lower-rated debt securities usually are defined as securities rated Ba or lower by Moody's or BB or lower by S&P. Lower-rated debt securities are considered speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher-rated securities and are more sensitive to changes in the issuer's capacity to pay. Investing in lower-rated debt securities is an aggressive approach to income investing. The 1980s saw a dramatic increase in the use of lower-rated debt securities to finance highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of future performance of lower-rated debt securities, especially during period of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels.

     Lower-rated debt securities may be thinly traded, which can adversely affect the prices at which they can be sold and can result in high transaction costs. If market quotations are not available, these lower-rated debt securities will be valued in accordance with standards set by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing lower-rated debt securities than securities for which more extensive quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Series to value its portfolio securities, and the Series' ability to dispose of the lower-rated bonds. The market prices of lower-rated debt securities may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower-rated debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired. The Series may choose, at its own expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the interest of Series investors.

     The considerations discussed above for lower-rated debt securities also are applicable to lower quality unrated debt instruments of all types, including loans and other direct indebtedness of businesses with poor credit standing. Unrated debt instruments are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers.

     The High-Yield Bond Series may also seek to achieve its investment objective through investments in the following types of instruments.

     SHORT-TERM INSTRUMENTS. Cash, commercial paper, short-term obligations, repurchase agreements, bank certificates of deposit or other forms of debt securities may be held to provide a reserve for future purchases of securities, during periods of unusual market conditions or in order to reduce volatility, or as a temporary defensive measure when the Advisers determine securities markets to be overvalued. See "Short Term Instruments" above under High Quality Bond Series.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. The High-Yield Bond Series may enter into repurchase agreements and reverse repurchase agreements. See "Repurchase Agreements and Reverse Repurchase Agreements" under Money Market Series. The Series may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage.

     RESTRICTED SECURITIES. The High-Yield Bond Series may not invest more than 15% of its net assets in securities that are subject to legal or contractual restrictions on resale. See "Restricted Securities" above under High Quality Bond Series.

     OPTIONS AND FUTURES CONTRACTS. The High-Yield Bond Series may buy and sell options and futures contracts to manage its exposure to changing interest rates and securities prices. See "Options and Futures Contracts" above under High Quality Bond Series.

     The Series currently does not intend to engage in the writing of options, except under the limited circumstances described in the Statement of Additional Information. Nevertheless, the Series has the authority to write options and may do so in the future if the Advisers determine that such transactions are in the best interests of the Series.

     DELAYED DELIVERY TRANSACTIONS. In order to help ensure the availability of suitable securities for the High-Yield Bond Series, the Advisers may purchase securities for the Series on a "when-issued" or on a "forward delivery" basis which means that the securities would be delivered to the Series at a future date beyond customary settlement times. See "Delayed Delivery Transactions" above under High Quality Bond Series.

     OTHER INVESTMENTS AND INVESTMENT TECHNIQUES. The High-Yield Bond Series may also utilize the following investments and investment techniques and practices: options on futures contracts and options on foreign currencies. The Series does not intend to utilize any of these investments or techniques to the extent of more than 5% of its assets. See the Statement of Additional Information for further information.

     BALANCED SERIES. The investment objective of the Balanced Series is to provide a high total investment return consistent with a broad mix of stocks, bonds and money market instruments. The Balanced Series pursues its investment objective by investing in a managed mix of common stocks (and/or equivalents including American Depository Receipts), preferred stocks, debt securities of U.S. domiciled corporations, U.S. government securities, commercial paper of U.S. corporations, and bank obligations. The Advisers will determine the proportions of each type of investment to achieve an asset mix they believe appropriate for an investor who desires diversification of investment. The Balanced Series will vary the proportion of each type of asset purchased according to the Advisers' interpretations of changes in economic conditions and the sensitivity of each type of investment to those changes. The Advisers seek to shift emphasis among stocks, bonds and short-term instruments to maximize participation in positive markets and preservation of capital in negative markets and otherwise in response to market conditions.

     The Balanced Series' policy is to invest its assets in a broad list of equity and fixed-income securities, such as common stocks, preferred stocks and bonds, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Some fixed-income securities may also have a right to purchase common stock by means of a conversion privilege or attached warrants. The Balanced Series may vary the percentage of assets invested in any one type of security in accordance with the Advisers' interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values. However, at least 25% of the total assets of the Balanced Series are always invested in fixed-income senior securities including debt securities and preferred stock. In selecting common stocks, emphasis is placed on investing in established companies with market capitalizations, $100,000,000 or more and seasoned management teams. Most of the Balanced Series' non-convertible long-term debt investments consist of "investment grade" securities (rated Baa or better by Moody's or BBB or better by S&P), although unrated debt securities may be purchased and held if they are judged by the Advisers to be of equivalent quality. Securities rated Baa by Moody's or BBB by S&P may have speculative characteristics. Changes in economic conditions or other circumstances may weaken more severely the capacity of issuers of Baa or BBB securities to make principal and interest payments than in the case for issuers of higher grade bonds. Less than 5% of the Balanced Series investments consist of securities rated Baa by Moody's or BBB by S&P. For a description of these ratings, see the Appendix to the Statement of Additional Information.

     The Balanced Series may invest a portion of its assets in short-term U.S. Government securities with remaining maturities of one year or less and repurchase agreements relating thereto. When the Advisers believe market conditions warrant a temporary defensive position, the Balanced Series may invest up to 100% of its assets in these instruments or other money market instruments.

     EQUITY INCOME SERIES. The investment objective of the Equity Income Series is to provide a high level of current income through investment in a diversified portfolio of common stocks with relatively high current yields; capital appreciation is a secondary objective. The Equity Income Series seeks to achieve its investment objective by investing primarily in a diversified portfolio of stocks of companies which, in the opinion of the Advisers, are fundamentally sound financially and which pay relatively high dividends on a consistent basis.

The Advisers attempt to manage the Equity Income Series so that it will out perform other equity income funds in negative markets. As a result of this objective, the Equity Income Series may underperform relative to other equity income funds in positive markets. The Equity Income Series invests primarily in common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, in stocks that are traded over-the-counter. The Equity Income Series also invests in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Equity Income Series allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

     The Equity Income Series' policy is to invest in a broad list of equity and fixed-income securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Some fixed-income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Equity Income Series may vary the percentage of assets invested in any one type of security in accordance with the Advisers' interpretation of economic and market conditions, fiscal and monetary policy, and underlying security values.

     EQUITY VALUE SERIES. The investment objective of the Equity Value Series is to provide a high total investment return through investment in a diversified portfolio of common stocks. The Equity Value Series seeks to achieve its investment objective by investing primarily in a diversified portfolio of stocks of companies which, in the opinion of the Advisers, are trading at low valuations relative to market and/or historical levels. These stocks tend to have relatively low price/earnings ratios and/or relatively low price/book value ratios. Low price/earnings ratios or price/book value ratios means that the stock is less expensive than average relative to the company's earnings or book value, respectively. The Series invests primarily in common stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, in stocks that are traded over-the-counter. The Series may also invest in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Series allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

     The Equity Income Portfolio's policy is to invest in a broad list of equity and fixed-income securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Some fixed-income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Portfolio may vary the percentage of assets invested in any one type of security in accordance with the Advisers' interpretation of economic and market conditions, fiscal and monetary policy, and underlying security values.

     GROWTH & INCOME SERIES. The investment objective of the Growth & Income Series is to provide current income and capital appreciation. The Growth & Income Series seeks to achieve its investment objective by investing primarily in a diversified portfolio of securities selected for their potential to generate current income or long term capital appreciation. In general, the objective of the Growth & Income Series is to achieve greater potential for capital appreciation than an income fund and less price volatility than a growth fund. The Growth & Income Series invests primarily in common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, in stocks that are traded over-the-counter. The Growth & Income Series also invests in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Growth & Income Series allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes. In general, the Growth & Income Series seeks to invest in growing, financially stable and undervalued companies.

     The Growth & Income Series' policy is to invest in a broad list of equity and fixed income securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Some fixed income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Growth & Income Series may vary the percentage of assets invested in any one type of security in accordance with the Advisers' interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values.

     EQUITY GROWTH SERIES. The investment objective of the Equity Growth Series is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with potential for above average growth in earnings and dividends; current income is a secondary objective. The Equity Growth Series seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks, but may also invest in other types of securities such as preferred stocks, convertible and non-convertible bonds, warrants and foreign securities including American Depository Receipts. Under normal circumstances, at least 65% of the assets of the Equity Growth Series are invested in equity securities. This is a fundamental investment policy and may not be changed without investor approval. The Equity Growth Series invests primarily in stocks of companies that have a market value of all their issued and outstanding common stock of $10 to $15 billion and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, in stocks that are traded over-the-counter. The Equity Growth Series also invests in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Equity Growth Series allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

     The Equity Growth Series' policy is to invest in a broad list of equity and fixed-income securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Some fixed-income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Equity Growth Series may vary the percentage of assets invested in any one type of security in accordance with the Adviser's interpretation of economic and market conditions, fiscal and monetary policy, and underlying security values.

     SPECIAL EQUITY SERIES. The investment objective of the Special Equity Series is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies. The Special Equity Series is designed for investors in search of substantial long-term growth who can accept above-average stock market risk and little or no current income. The Special Equity Series seeks to achieve its investment objective by investing primarily in a diversified portfolio of stocks of small to medium size companies which, in the opinion of the Advisers, will present an opportunity for significant increases in earnings and/or value, without consideration for current income. The Special Equity Series' primary equity investments will be common stocks of small and medium sized U.S. companies with market capitalizations of less than $2 billion. Multiple managers are used to control the volatility often associated with investments in small to medium size companies and to maximize opportunities in positive markets. The Special Equity Series may also invest in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Special Equity Series allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

     While the Special Equity Series' policy is to invest its assets primarily in common stocks with potential for above average growth in earnings, appreciation may be sought in other types of securities such as preferred stocks, convertible and non-convertible bonds, warrants and foreign securities including American Depository Receipts. The Special Equity Series may vary the percentage of assets invested in any one type of security in accordance with the Advisers' interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values. In selecting stocks, emphasis is placed on investing in companies with small to medium market capitalizations, i.e., the market value of all issued and outstanding common stock of the company will be less than $2 billion. Investing in equity securities of small to medium companies involves risks not typically associated with investment in comparable securities of large companies. Such smaller and medium companies may have narrow product lines and limited financial and managerial resources. Since the market for the equity securities of small and medium companies is often characterized by less information and liquidity than that for the equity securities of large companies, securities of such small and medium companies may be subject to more abrupt or erratic market movements than securities of large companies or market averages in general. Therefore, an investment in the Special Equity Series may be subject to greater declines in value than an investment in an equity fund investing in the equity securities of large companies.

     AGGRESSIVE EQUITY SERIES. The investment objective of the Aggressive Equity Series is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies. The Aggressive Equity Series is designed for investors in search of substantial long-term growth who can accept above-average stock market risk and little or no current income. The Aggressive Equity Series seeks to achieve its investment objective by investing primarily in a diversified portfolio of stocks of small to medium size companies which, in the opinion of the Advisers, will present an opportunity for significant increases in earnings, revenue and/or value, without consideration for current income. The Series' primary equity investments common stocks of small and medium sized U.S. companies with market capitalizations between $750 million and $2.5 billion. The Series may also invest in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Aggressive Equity Series allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

     While the Aggressive Equity Series' policy is to invest its assets primarily in common stocks with potential for above average growth in earnings and/or revenue, appreciation may be sought in other types of securities such as preferred stocks, convertible and non-convertible bonds, warrants and foreign securities including American Depository Receipts. The Aggressive Equity Series may vary the percentage of assets invested in any one type of security in accordance with the Advisers' interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values.

     In selecting stocks, emphasis is placed on investing in companies with consistent, above-average and accelerating profitability and growth. These companies tend to have higher price/earnings ratios which means that the stock is more expensive than average relative to the company's earnings. Investing in equity securities of small to medium companies involves risks not typically associated with investment in comparable securities of large companies. Such smaller and medium companies may have narrow product lines and limited financial and managerial resources. Since the market for the equity securities of small and medium companies is often characterized by less information and liquidity than that for the equity securities of large companies, securities of such small and medium companies may be subject to more abrupt or erratic market movements than securities of large companies or market averages in general. Therefore, an investment in the Aggressive Equity Fund may be subject to greater declines in value than an investment in an equity fund investing in the equity securities of large companies.


     INTERNATIONAL EQUITY SERIES. The investment objective of the International Equity Series is to provide a high level of long-term capital appreciation through investment in a diversified portfolio of securities of foreign issuers. The International Equity Series seeks to achieve its investment objective by investing primarily in foreign securities. Foreign securities are defined as securities of issuers, wherever organized, which trade solely on a foreign exchange or over-the-counter market, or, of issuers which in the judgment of the Advisers, have their principal activities outside of the United States. In determining whether an issuer's principal activities and interests are outside the United States, the Advisers will look at such factors as the location of the issuer's assets, operations, facilities, personnel, sales and earnings. Under normal circumstances, at least 65% of the assets of the Portfolio are invested in foreign equity securities. The Advisers will purchase securities of companies in a minimum of 3 countries outside the United States.



     The Advisers use an approach to investing looking to identify fundamental values in stocks they select. Further, when allocating the Series' investments among geographic regions and individual countries, the Advisers consider various criteria, such as prospects for relative economic growth among countries, expected levels of inflation, government policies influencing business conditions, and the outlook for currency relationships. The Series invests most of its assets in securities of issuers located in developed countries in these geographic areas: Canada, the Far East, Australia and Europe.



     The International Equity Series may invest up to 10% of its assets in securities of issuers in the world's emerging markets. Countries with emerging markets include those that have an emerging stock market as defined by the International Finance Corporation, those with low- to middle-income economies according to the World Bank, and those listed in World Bank publications as developing. While the Advisers believe that these investments present the possibility for significant growth over the long-term, they also entail significant risks. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than those in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies.



     The International Equity Series may invest in all types of securities, most of which are denominated in foreign currencies. While the Advisers expect that opportunities for long term capital appreciation will come primarily from common stocks, securities convertible into common stock, non-convertible preferred stocks and depository receipts for these securities, the Series may also invest in any type or quality of debt securities if the Advisers believe that doing so may result in long term growth. In addition, the Series may invest in high-yielding, lower rated debt securities. See the discussion of lower rated debt securities above under High-Yield Bond Series above. Forward foreign currency exchange contracts may also be entered into for the purchase or sale of foreign currency solely for hedging purposes against adverse rate changes on both a long and short term basis. A currency exchange contract allows a definite price in dollars to be fixed for foreign securities that have been purchased or sold (but not settled) for the Series. Entering into such exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risk of incurring losses if rates do not move in the direction anticipated.



     Investments in foreign equity and debt securities involve increased or additional risks from those encountered when investing in securities of domestic issuers. The Advisers evaluate the risks and opportunities when investing in particular foreign securities. Such risks include (1) currency fluctuations; (2) restrictions on, and costs associated with, the exchange of currencies; (3) the difficulty in obtaining or enforcing a court judgment abroad; (4) reduced levels of publicly available information concerning issuers; (5) restrictions on foreign investment in other jurisdictions; (6) reduced levels of governmental regulation of foreign securities markets; (7) difficulties in effecting the repatriation of capital invested abroad; (8) difficulties in transaction settlements and the effect of this delay on shareholder equity; (9) foreign withholding taxes; (10) political, economic, and similar risks, including expropriation and nationalization; (11) different accounting, auditing, and financial standards; (12) price volatility; and (13) the diverse structure and liquidity of various countries and regions.


                     INVESTMENT TECHNIQUES AND RESTRICTIONS


INVESTMENT TECHNIQUES FOR THE BALANCED SERIES, EQUITY INCOME SERIES, EQUITY VALUE SERIES, GROWTH & INCOME SERIES, EQUITY GROWTH SERIES SPECIAL EQUITY SERIES, AGGRESSIVE EQUITY SERIES AND INTERNATIONAL EQUITY SERIES.


     OPTIONS AND FUTURES CONTRACTS. Each Series may enter into transactions in futures contracts, options on futures contracts, options on securities indexes and options on securities, for the purpose of hedging each Series' securities, which would have the effect of reducing the volatility of its net asset value. In general, each such transaction involves the establishment of a position which is expected to move in a direction opposite to that of the security or securities being hedged.

     For example, each Series may sell futures contracts, or purchase put options on futures contracts, securities indexes or securities for the purpose of protecting against an anticipated decline in the value of securities held by that Series. In the event that such decline occurs, and the hedging transaction is successful, the reduced value of portfolio securities will be offset, in whole or in part, by a corresponding gain on the futures or option position. Conversely, when the Series is not fully invested in the securities market, and it expects a significant market advance, it may purchase futures contracts or call options on futures contracts, securities indexes or securities in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that that Series intends to purchase.

     The Statement of Additional Information includes further information about the transactions in futures and option contracts that may be entered into by each Series.

     Gain or loss to each Series on transactions in securities index futures or options will depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements of individual securities. A securities index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included. Some securities index futures or options are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures or options on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Options on indexes and options on securities are traded on securities exchanges regulated by the SEC. Futures contracts and options on futures contracts are traded only on designated contract markets regulated by the Commodity Futures Trading Commission and through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. Transactions on such exchanges are cleared through a clearing corporation, which guarantees performance between the clearing members which are parties to each contract.

     Each Series currently does not intend to engage in the writing of options, except for the purpose of terminating an existing position or under the limited circumstances described in the Statement of Additional Information. Nevertheless, each Series has the authority to write options and may do so in the future if the Advisers determine that such transactions are in the best interests of the Series.


     SHORT-TERM INSTRUMENTS. Each of the Balanced Series, Equity Income Series, Equity Value Series, Growth & Income Series, Equity Growth Series, Special Equity Series, Aggressive Equity Series and International Equity Series may invest in cash, commercial paper, short-term obligations, repurchase agreements or other forms of debt securities. See "Short-Term Instruments" above under High Quality Bond Series.



     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Each of the Balanced Series, Equity Income Series, Equity Value Series, Growth & Income Series, Equity Growth Series, Special Equity Series, Aggressive Equity Series and International Equity Series may enter into repurchase agreements and reverse repurchase agreements and may borrow Funds for temporary or emergency purposes, such as meeting larger then anticipated redemption requests, and not for leverage. See "Repurchase Agreements and Reverse Repurchase Agreements" above under Money Market Series.



     RESTRICTED SECURITIES. Each of the Balanced Series, Equity Income Series, Equity Value Series, Growth & Income Series, Equity Growth Series, Special Equity Series, Aggressive Equity Series and International Equity Series may not invest more than 15% of its net assets in securities that are subject to legal or contractual restrictions on resale. See "Restricted Securities" above under High Quality Bond Series.



     DELAYED DELIVERY TRANSACTIONS. In order to help insure the availability of suitable securities for each of the Balanced Series, Equity Income Series, Equity Value Series, Growth & Income Series, Equity Growth Series, Special Equity Series, Aggressive Equity Series and International Equity Series, the Advisers may purchase securities for each such Series on a "when-issued" or on a "forward delivery" basis. See "Delayed Delivery Transactions" above under High Quality Bond Series.


     Changes to the securities of each Series are generally made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor to trading when such trading is deemed appropriate. Each Series engages in trading if it believes a transaction net of costs (including custodian charges) will help it achieve its investment objective. The portfolio turnover rate for the common stock portion of the Balanced Series and for each Series as a whole is expected to be less than 100% annually. The amount of brokerage commissions and realized capital gains will tend to increase as the level of portfolio activity increases. The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. See "Portfolio Transactions and Brokerage Commissions" in the Statement of Additional Information.

     INVESTMENT TECHNIQUES FOR THE BALANCED SERIES, EQUITY INCOME SERIES, EQUITY VALUE SERIES, GROWTH & INCOME SERIES, EQUITY GROWTH SERIES, SPECIAL EQUITY SERIES AND AGGRESSIVE EQUITY SERIES. Each Series' current policy is not to invest more than 25% of its assets in securities of foreign issuers, including investments in sponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying foreign securities. The Advisers do not intend to concentrate more than 25% of such foreign investments in any one type of instrument or in any foreign country. Each such Series' investments in unlisted foreign securities, not including ADRs, are subject to the overall restrictions applicable to investments in illiquid securities. Foreign securities, including ADRs, may represent a greater degree of risk than do securities of domestic issuers due to possible exchange rate fluctuations, possible exchange controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions (including possible withholding taxes), changes in governmental administration or economic or monetary policy (in the United States or abroad), war or expropriation. Each Series may invest up to 5% of its assets in closed-end investment companies which primarily hold foreign securities. Forward foreign currency exchange contracts may also be entered into for the purchase or sale of foreign currency solely for hedging purposes against adverse rate changes. A currency exchange contract allows a definite price in dollars to be fixed for foreign securities that have been purchased or sold (but not settled) for each Series. Entering into such exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risk of incurring losses if rates do not move in the direction anticipated.


INVESTMENT RESTRICTIONS FOR ALL SERIES OF DIVERSIFIED INVESTORS PORTFOLIO.

     As "diversified" funds, no more than 5% of the assets of any series of Diversified Investors Portfolios may be invested in the securities of one issuer (other than U.S. Government securities), except that up to 25% of each series' assets may be invested without regard to this limitation. No series of Diversified Investors Portfolios will invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies which may not be changed without investor approval. As a non-fundamental operating policy, no more than 15% (10% in the case of the Money Market Series) of the net assets of any series may be invested in (i) securities the resale of which is restricted under federal securities laws and (ii) illiquid or not readily marketable securities (including repurchase agreements maturing in more than seven days). Additional fundamental and operating policies of Diversified Investors Portfolios are contained in the Statement of Additional Information.

LENDING OF PORTFOLIO SECURITIES

     The Series have the authority to lend portfolio securities to brokers, dealers and other financial organizations. By lending its securities, a Series can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Series will adhere to the following conditions whenever its securities are loaned: (i) the Series must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the loaned securities including accrued interest exceeds the level of the collateral; (iii) the Series must be able to terminate the loan at any time; (iv) the Series must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Series may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower. However, if a material event adversely affecting the loaned securities were to occur, the Series would terminate the loan and regain the right to vote the securities.

                 MANAGEMENT OF DIVERSIFIED INVESTORS PORTFOLIOS

     The Board of Trustees of Diversified Investors Portfolios provides broad supervision over the affairs of Diversified Investors Portfolios. For further information about the Board of Trustees, see "Diversified Investors Portfolios" in the Statement of Additional Information. A majority of the Board of Trustees are not affiliated with the Advisers.

     INVESTMENT ADVISORY SERVICES. Diversified Investment Advisors, Inc. ("Diversified") manages the assets of each series of Diversified Investors Portfolios pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with Diversified Investors Portfolios with respect to each series and in accordance with the investment policies described herein and in the Statement of Additional Information. Subject to such further policies as the Board of Trustees may determine, Diversified provides general investment advice to each series. For its services under the Advisory Agreements, Diversified receives from each series fees accrued daily and paid monthly at an annual rate equal to the percentages specified in the table below of the corresponding series' average daily net assets. Diversified is currently waiving a portion of its investment advisory fee. Investment management decisions are taken by a committee of Diversified's personnel and not by a particular individual.

     Diversified is an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AEGON") which is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON N.V., a Netherlands corporation which is a publicly traded international insurance group. Diversified was incorporated in 1992 for the purpose of acting as investment adviser to Diversified Investors Portfolios. Accordingly, Diversified Investors Portfolios is the first family of investment companies for which Diversified serves as investment adviser. It is Diversified's responsibility to select, subject to the review and approval of the Diversified Investors Portfolios' Board of Trustees, appropriate subadvisers with distinguished backgrounds and to review such subadviser's continued performance.

     For each series, Diversified has entered into an Investment Subadvisory Agreement (each a "Subadvisory Agreement") with the subadvisers listed in the table below (each a "Subadviser," and collectively the "Subadvisers"). For its services under each Subadvisory Agreement, the Subadvisers receive a fee from Diversified at an annual rate equal to the percentages specified in the table below of the corresponding series' average daily net assets. Each fee will be accrued monthly by multiplying the arithmetic average of the beginning and ending monthly net assets in the series by the fee schedule and dividing by 12. Each fee will be paid on a quarterly basis.


                                                                                 COMPENSATION RATES(%)
         DIVERSIFIED INVESTORS                       PORTFOLIO                 -------------------------
           PORTFOLIO SERIES                         SUBADVISERS                ADVISER(1)     SUBADVISERS
---------------------------------------  ----------------------------------    ----------     ----------
Money Market Series                      Capital Management Group                 0.25           0.05
High Quality Bond Series                 Merganser Capital Management             0.35             (2)
                                         Corporation
Intermediate Government Bond Series      Capital Management Group                 0.35           0.15
Government/Corporate Bond Series         Capital Management Group                 0.35           0.15
High-Yield Bond Series                   Delaware Investment Advisers             0.55             (3)
Balanced Series                          Institutional Capital Corporation        0.45             (4)
Equity Income Series                     Asset Management Group                   0.45           0.25
Equity Value Series                      Ark Asset Management Co., Inc.           0.57             (5)
Growth & Income Series                   Putnam Advisory Company, Inc.            0.60             (6)
Equity Growth Series                     Jundt Associates, Inc.                   0.70          0.625
Special Equity Series                    (7)                                      0.80           0.50
Aggressive Equity Series                 McKinley Capital Management Inc.         0.97             (8)
International Equity Series              Capital Guardian Trust Company           0.75             (9)


---------------

(1) The Adviser is currently waiving a portion of its fee. See "Fees and Expenses" on page 6 for a discussion of the fee waivers currently in effect.

(2) 0.50% on the first $10,000,000 in assets, 0.375% on the next $15,000,000 in assets, 0.25% on the next $75,000,000 in assets and 0.1875% on all assets in excess of $100,000,000.

(3) 0.40% on the first $20,000,000 in assets, 0.30% on the next $20,000,000 in assets and 0.20% on assets in excess of $40,000,000.

(4) 0.55% on the first $25,000,000 in assets, 0.45% on the next $25,000,000 in assets and 0.35% on assets in excess of $50,000,000.

(5) 0.45% on the first $100,000,000 in assets, 0.40% on the next $50,000,000 in assets and 0.35% on the next $50,000,000 in assets; when the Portfolio achieves $200,000,000 in assets, the rate shall be 0.40% on assets up to $200,000,000 and 0.35% on assets in excess of $200,000,000 so long as the Portfolio continues to have more than $200,000,000 in assets.

(6) 0.30% on the first $100,000,000 in assets, 0.20% on assets in excess of $100,000,000.

(7) The Special Equity Portfolio has four Subadvisers: Pilgrim Baxter & Associates, Ltd.; Ark Asset Management Co., Inc.; Liberty Investment Management, Inc.; and Westport Asset Management, Inc.

(8) 0.90% on the first $10,000,000 in assets, 0.80% on the next $15,000,000 in assets, 0.60% on the next $25,000,000 in assets, 0.40% on the next $50,000,000 in assets and 0.35% on assets in excess of $100,000,000.


(9) 0.75% on the first $25,000,000 in assets, 0.60% on the next $25,000,000 in assets, 0.425% on the next $200,000,000 in assets and 0.375% on all assets in excess of $250,000,000.


     It is the responsibility of a Subadviser to make the day-to-day investment decisions of the series and to place the purchase and sales orders for securities transactions of such series, subject in all cases to the general supervision of Diversified. Each Subadviser makes the investment selections for its respective series consistent with the guidelines and directions set by Diversified and the Board of Trustees of Diversified Investors

Portfolios. Each Subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the corresponding series' investments and effecting securities transactions for a series.

     Diversified has entered into a Subadvisory Agreement with respect to the High Quality Bond Series with Merganser Capital Management Corporation ("Merganser"). Merganser was formed in September 1987 and is owned by certain of its employees. Total assets under management for all institutional bond clients at December 31, 1995 were approximately $2.1 billion, $203.5 million of which were assets of registered investment companies. The principal business address of Merganser is One Cambridge Center, Cambridge, Massachusetts 02142. Investment management decisions of Merganser are made by committee and not by managers individually.

     Diversified has entered into separate Subadvisory Agreements with respect to each of the Money Market Series, Intermediate Government Bond Series and Government/Corporate Bond Series with Capital Management Group, a division of 1740 Advisers, Inc., a wholly-owned subsidiary of MONY. The address of Capital Management Group is 1740 Broadway, New York, New York 10019. Total assets under management by Capital Management Group at December 31, 1995 were approximately $639 million, of which $594 million were assets of registered investment companies. Investment management decisions of Capital Management Group are made by committee and not by managers individually.

     Diversified has entered into a Subadvisory Agreement with respect to the Equity Income Series with Asset Management Group, a division of 1740 Advisers, Inc. a wholly-owned subsidiary of MONY. The address of Asset Management Group is 1740 Broadway, New York, New York 10019. Total assets under management by Asset Management Group at December 31, 1995 were approximately $1.0 billion, $910 million of which were assets of registered investment companies. Investment management decisions of Asset Management Group are made by committee and not by managers individually.

     Diversified has entered into a Subadvisory Agreement with respect to the High-Yield Bond Series with Delaware Investment Advisers (a division of Delaware Management Company, Inc.) ("Delaware"). Delaware was formed in February 1985 and is owned by Lincoln National Corp. Total assets under management for all high-yield bond clients at December 31, 1995 were approximately $2 billion, $1.5 billion of which were assets of registered investment companies. The principal business address of Delaware is 2005 Market Street, Philadelphia, Pennsylvania 19103. Investment management decisions of Delaware are made by committee and not by managers individually.

     Diversified has entered into a Subadvisory Agreement with respect to the Balanced Series with Institutional Capital Corporation ("Institutional Capital"). Institutional Capital was formed in January 1970 and is owned by certain of its employees. Total assets under management for all balanced clients at December 31, 1995 were approximately $579 million, $183 million of which were assets of registered investment companies. The principal business address of Institutional Capital is 303 West Madison Street, Chicago, IL 60606. Investment management decisions of Institutional Capital are made by committee and not by managers individually.

     Diversified has entered into a Subadvisory Agreement with respect to the Equity Value Series with Ark Asset Management Co., Inc. ("Ark"). Ark was formed in July 1989 and is owned by Ark Asset Holdings, Inc. Ark Assets Holdings, Inc. is owned by certain of the employees. The principal address of Ark is 55 Water Street, New York, NY 10041. Total assets under management for equity value clients at December 31, 1995 were approximately $9.8 billion, $75 million of which were assets of registered investment companies. Investment management decisions of Ark are made by committee and not by managers individually.

     Diversified has entered into a Subadvisory Agreement with respect to the Growth & Income Series with Putnam Advisory Company, Inc. ("Putnam"). Putnam was formed in 1937 and is owned by Marsh & McLennon Companies, Inc. The principal address of Putnam is One Post Office Square, Boston, MA 02109. Total assets under management for growth and income clients at December 31, 1995 were approximately $868 billion, $125 billion of which were assets of registered investment companies. Investment management decisions of Putnam are made by committee and not by managers individually.

     Diversified has entered into a Subadvisory Agreement with respect to the Equity Growth Series with Jundt Associates, Inc. ("Jundt"). Jundt was formed in December 1972 and is owned by certain of its employees. Total assets under management for all core equity clients at December 31, 1995 were approximately $2.4 billion, $363 million of which were assets of registered investment companies. The principal business address of Jundt is 1550 Utica Avenue South, Suite 950, St. Louis Park, MN 55416. Investment management decisions of Jundt are made by committee and not by managers individually.

     Diversified has entered into a Subadvisory Agreement with respect to the Aggressive Equity Portfolio with McKinley Capital Management, Inc. ("McKinley"). McKinley was formed in March 1991 and is owned by Robert Gillam. Total assets under management for all aggressive equity clients at December 31, 1995 were approximately $375 million, none of which were assets of registered investment companies. The principal business address of McKinley is 3301 C Street, Anchorage, Alaska 99503. Investment management decisions of McKinley are made by committee and not by managers individually.

     Diversified has entered into a Subadvisory Agreement with respect to the International Equity Portfolio with Capital Guardian Trust Company ("CGTC"). CGTC was formed in 1968 and is owned by The Capital Group Companies, Inc. The principal address of CGTC is 333 South Hope Street, Los Angeles, California 90071. Total assets under management for all international equity clients by CGTC at December 31, 1995 were approximately $15 billion, and total assets under management of registered investment companies for which CGTC acts as subadviser was $613 million as of that date. CGTC uses a system of multiple portfolio managers pursuant to which the Portfolio is divided into segments that are assigned to individual portfolio managers. With investment guidelines, each portfolio manager makes individual decisions as to company, country, industry, timing and percentage based on extensive field research and direct company contact.

     With respect to the Special Equity Series, Diversified has entered into Subadvisory Agreements with four Subadvisers as follows:

     - Ark Asset Management Co., Inc. ("Ark") was formed in July 1989 and is owned by Ark Asset Holdings, Inc. Ark Asset Holdings, Inc. is owned by certain of its employees. Total assets under management for all small capitalization clients at December 31, 1995 were approximately $1.7 billion, $83 million of which were assets of registered investment companies. The principal business address of Ark is 55 Water Street, New York, NY 10041.

     - Liberty Investment Management, Inc. ("Liberty") was formed in 1994 and is owned by certain of its employees. Liberty succeeded to certain of the investment management businesses of Eagle Asset Management, Inc. Total assets under management for all equity clients at December 31, 1995 were approximately $401 million, $91 million of which were assets of registered investment companies. The principal business address of Liberty is 880 Carillon Parkway, St. Petersburg, FL 33716.

     - Pilgrim Baxter & Associates, Ltd. ("Pilgrim") was formed in 1995 and is owned by United Asset Management, Inc., a publicly-owned corporation. Pilgrim succeeded to certain of the investment management businesses, and acquired the corporate name of, Pilgrim Baxter & Associates, Ltd. in April 1995. Total assets under management for all equity clients at December 31, 1995 were approximately $4.7 billion, $2.6 billion of which were assets of registered investment companies. The principal business address of Pilgrim is 1255 Drummers Lanes, Wayne, PA 19087.

     - Westport Asset Management, Inc. ("Westport") was formed in July 1993 and is owned by certain of its employees. Total assets under management for all equity clients at December 31, 1995 were approximately $520 million, $119 million of which were assets of registered investment companies. The principal business address of Westport is 253 Riverside Avenue, Westport, CT 06880.

Investment management decisions by each of these Subadvisers are made by committee and not by managers individually.

     ADMINISTRATOR. Pursuant to an Administrative Services Agreement, Diversified, as Administrator, provides Diversified Investors Portfolios with general office facilities and supervises the overall administration of Diversified Investors Portfolios, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of Diversified Investors Portfolios; the preparation and filing of all documents required for compliance by Diversified Investors Portfolios with applicable laws and regulations; providing equipment and clerical personnel necessary for maintaining the organization of Diversified Investors Portfolios; preparation of certain documents in connection with meetings of Trustees and investors of Diversified Investors Portfolios; and the maintenance of books and records of Diversified Investors Portfolios. Diversified provides persons satisfactory to the Board of Trustees of Diversified Investors Portfolios to serve as officers of Diversified Investors Portfolios. Such officers, as well as certain other employees and Trustees of Diversified Investors Portfolios, may be directors, officers or employees of Diversified or its affiliates. The Administrator receives no additional fee for its administrative services to Diversified Investors Portfolios.

     EXPENSES. The expenses of Diversified Investors Portfolios include the compensation of its Trustees who are not affiliated with the Adviser or Diversified; governmental fees; interest charges; taxes; fees and expenses of independent auditors, of legal counsel and of any transfer agent, depository, registrar or dividend disbursing agent of Diversified Investors Portfolios; insurance premiums; and expenses of calculating the net asset value of, and the net income on, beneficial interests in the series of Diversified Investors Portfolios. Expenses of Diversified Investors Portfolios also include the expenses connected with the execution, recording and settlement of securities transactions; fees and expenses of Diversified Investors Portfolios' custodian for all services to the series of Diversified Investors Portfolios, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental officers and commissions; expenses of meetings of investors and Trustees of Diversified Investors Portfolios; and the advisory fees payable to Diversified under the Advisory Agreement.

     CUSTODIAN AND DIVIDEND DISBURSING AGENT. Investors Bank & Trust Company is the custodian of the securities held by Diversified Investors Portfolios and is authorized to use the facilities of the Depository Trust Company and the facilities of the book-entry system for the Federal Reserve Bank. Investors Bank & Trust Company is also dividend-disbursing agent for Diversified Investors Portfolios.

     EXCLUSIVE PLACEMENT AGENT. Diversified Investors Portfolios has retained the services of Diversified Investors Securities Corp., ("DISC") as Exclusive Placement Agent. The principal business address of DISC is 4 Manhattanville Road, Purchase, New York 10577. DISC receives no compensation as Exclusive Placement Agent.

                          OTHER INFORMATION REGARDING
                        DIVERSIFIED INVESTORS PORTFOLIOS

     PURCHASE AND REDEMPTION OF INTERESTS IN DIVERSIFIED INVESTORS
PORTFOLIOS. Beneficial interests in the series of Diversified Investors Portfolios are described in this Prospectus currently being offered by DISC to AUSA for allocation to the appropriate Diversified Subaccount to fund benefits payable under the Contracts. Investments in Diversified Investors Portfolios may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Prospectus does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in any of the series of Diversified Investors Portfolios.

     The net asset value of each series is determined each day during which the Advisers of that series are open for business ("Portfolio Business Day"). This determination is made once each day as of 4:00 p.m., New York time (the "Valuation Time").

     Each investor in a series of Diversified Investors Portfolios may add to or reduce its investment in such series on each Portfolio Business Day. As of the Valuation Time on each such day, the value of each investor's beneficial interest in a series will be determined by multiplying the net asset value of the series by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the series. Any additions or reductions, which are to be effected as of the Valuation Time on such day, will then be effected. The investor's percentage of the aggregate beneficial interests in a series will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the series as of the Valuation Time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the series effected as of the Valuation Time, and (ii) the denominator of which is the aggregate net asset value of the series as of the Valuation Time on such day, plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate net asset value of the series as of the Valuation Time on such day, plus or minus as the case may be, the amount of net additions to or reductions in the aggregate investments in the series by all investors in such series. The percentage so determined will then be applied to determine the value of the investor's interest in the series as of the Valuation time on the following Portfolio Business Day.

     An investor in a series of Diversified Investors Portfolios may withdraw all or any portion of its investment at the net asset value next determined if a withdrawal request in proper form is furnished by the investor to Diversified Investors Portfolios by the designated cut-off time for each accredited investor. The proceeds of a reduction or a withdrawal will be paid by Diversified Investors Portfolios in federal funds normally on the Portfolio Business Day the withdrawal is effected, but in any event within seven days. Diversified Investors Portfolios, on behalf of each of its series, reserves the right to pay redemptions in kind. Unless requested by an investor, Diversified Investors Portfolios will not make a redemption in kind to the investor, except in situations where that investor may make redemptions in kind. Diversified Investors Portfolios, on behalf of each of its series, has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which Diversified Investors Portfolios is obligated to redeem beneficial interests in each series with respect to any one investor during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the series at the beginning of the period. Investments in a series may not be transferred.

     The right to redeem beneficial interests or to receive payment with respect to any redemption may be suspended only (i) for any period during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) for any period during which an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of a series' securities or determination of the net asset value of each series is not reasonably practicable, and (iii) for such other periods as the SEC may by order permit for the protection of investors in any series of Diversified Investors Portfolios.

     NET ASSET VALUE. Diversified Investors Portfolios values the securities of the Money Market Series based on the amortized cost method of valuation. Securities of other series of Diversified Investors Portfolios are valued based on their current market value when market quotations are available. Where market quotations are not available, assets are valued at fair value as determined in good faith under the direction of the Board of Trustees of Diversified Investors Portfolios. Debt obligations with 60 days or less remaining to maturity may be valued by the amortized cost method, which the Board of Trustees of Diversified Investors Portfolios has determined to constitute fair value for such securities. For more information on the valuation of portfolio securities, see "Diversified Investors Portfolios" in the Statement of Additional Information.

     TAXATION OF DIVERSIFIED INVESTORS PORTFOLIOS. Diversified Investors Portfolios is organized as a New York trust. None of its series is subject to any income or franchise tax in the State of New York. However, each investor in a series will be taxable on its share (as determined in accordance with the governing instruments of Diversified Investors Portfolio) of the series' ordinary income and capital gain in determining its income tax liability. The determination of such share will be made in accordance with the Code, and regulations promulgated thereunder.

     Diversified Investors Portfolios, since it is taxed as a partnership, is not subject to federal income taxation. Instead, any investor in Diversified Investors Portfolios must take into account, in computing its federal income tax liability, its share of Diversified Investors Portfolios' income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from Diversified Investors Portfolios.

     Withdrawals by any investor in Diversified Investors Portfolios from its corresponding series generally will not result in recognizing any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent that any cash distributed exceeds the basis of such investor's interest in the series prior to the distribution, (2) income or gain will be realized if the withdrawal is in liquidation of such investor's entire interest in the series and includes a disproportionate share of any unrealized receivables held by the series and (3) loss will be recognized if the distribution is in liquidation of that entire interest and consists solely of cash and/or unrealized receivables. The basis of any investor's interest in Diversified Investors Portfolios generally equals the amount of cash and the basis of any property that such investor invests in a series, increased by such investor's share of income from that series and decreased by the amount of any cash distributions and the basis of any property distributed from that series.

     DESCRIPTION OF BENEFICIAL INTERESTS, VOTING RIGHTS AND
LIABILITIES. Diversified Investors Portfolios is organized as a series trust under the laws of the State of New York. Under the Declaration of Trust, the Trustees are authorized to issue beneficial interests in one or more series. Investment in each series may not be transferred, but an investor may withdraw all or any portion of its investment at any time at net asset value. Investors in a series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that series (and of no other series). However, the risk of an investor in a series incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the series itself was unable to meet its obligations. Investments in each series have no preemptive or conversion rights and are fully paid and nonassessable, except as set forth below.

     Each investor is entitled to a vote in proportion to the amount of its investment in each series. Investors in a series will vote as a separate class, except as to voting for election of Trustees of Diversified Investors Portfolios, as otherwise required by the 1940 Act, or if determined by the Trustees of Diversified Investors Portfolios to be a matter which affects all series. As to any matter which does not affect a particular series, only investors in the one or more affected series are entitled to vote. Diversified Investors Portfolios is not required and has no current intention of holding special meetings of investors, but special meetings of investors will be held when in the judgment of the Trustees of Diversified Investors Portfolios it is necessary or desirable to submit matters for an investor vote. Changes in fundamental policies will be submitted to investors for approval. Investors under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of investors) have the right to communicate with other investors in connection with requesting a meeting of investors for the purpose of removing one or more Trustees of Diversified Investors Portfolios. Investors also have the right to remove one or more Trustees of Diversified Investors Portfolios without a meeting by a declaration in writing by a specified number of investors. Upon liquidation of a series, investors would be entitled to share pro rata in the net assets of that series (and no other series) available for distribution to investors. See Voting Rights at page 25.

     Each series determines its net income and realized capital gains, if any, on each Portfolio Business Day (as defined below) and allocates all such income and gain pro rata among the investors in such series at the time of such determination.

     The "net income" of each series shall consist of (i) all income accrued, less the amortization of any premium, on the assets of the series, less (ii) all actual and accrued expenses of the series determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity and any net realized gains or losses on the assets of a series. All the net income of each series is allocated pro rata among the investors in the series (and no other series).

     Inquiries regarding Diversified Investors Portfolios may be directed to 4 Manhattanville Road, Purchase, New York 10577 (914-697-8000).

                            INDEPENDENT ACCOUNTANTS


     The financial statements of AUSA included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, Des Moines, Iowa. The 1995 financial statements (and the statement of changes in net assets for the applicable periods ending December 31, 1994) of Diversified

Investors Variable Funds and Diversified Investors Portfolios included in the Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., independent accountants, New York, New York.

                               LEGAL PROCEEDINGS

     There are no material legal proceedings to which AUSA or Diversified Investors Variable Funds is a party.

                              FINANCIAL STATEMENTS

     The financial statements for AUSA, included in the Statement of Additional Information, should be distinguished from the financial statements of Diversified Investors Variable Funds and should be considered only as bearing on the ability of AUSA to meet its obligations under the Contracts. The financial statements of AUSA should not be considered as bearing on the investment performance of the assets held in Diversified Investors Variable Funds.

                             ADDITIONAL INFORMATION

     This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted (including financial statements relating to AUSA) pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.

     For further information with respect to AUSA, the Contracts offered by this Prospectus and Diversified Investors Portfolios, including the Statement of Additional Information (which includes financial statements relating to AUSA), contact AUSA at its address or phone number set forth on the cover of this Prospectus.

     For further information with respect to the Calvert Series, Acacia Capital Corporation or Calvert Asset Management Company, Inc., including a Statement of Additional Information, contact Acacia Capital Corporation at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, or call (301) 951-4820.

                               TABLE OF CONTENTS
                                       OF
                      STATEMENT OF ADDITIONAL INFORMATION


                                         ITEM                                           PAGE
--------------------------------------------------------------------------------------  ----
Independent Accountants...............................................................    2
Sale of Contracts/Principal Underwriter...............................................    2
Texas Optional Retirement Program.....................................................    2
Performance Data......................................................................    2
Diversified Investors Portfolios......................................................    3
Investment Objectives, Policies and Restrictions......................................    3
Determination of Net Asset Value; Valuation of Securities.............................   19
Management of Diversified Investors Portfolios........................................   21
Independent Accountants...............................................................   23
Capital Stock and Other Securities....................................................   23
Taxation..............................................................................   25
Financial Statements of AUSA..........................................................   26
Appendix..............................................................................  A-1
Index to Financial Statements.........................................................  B-1

                REQUEST FOR DIVERSIFIED INVESTORS VARIABLE FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

     Detach and return in an envelope addressed to:

                                      AUSA
                             4 Manhattanville Road
                            Purchase, New York 10577

     Please make sure that your name and the address to which you wish AUSA to send the current Diversified Investors Variable Funds Statement of Additional Information appears below:

Name
--------------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Employer
--------------------------------------------------------------------------------

                                    APPENDIX

                          APPLICABLE PREMIUM TAX RATES

                                                                        PREMIUM TAX RATE PERCENT
                                                                      -----------------------------
                                                                      QUALIFIED       NON-QUALIFIED
                                                                      ---------       -------------
California..........................................................      .50%             2.35%
District of Columbia................................................     2.25%             2.25%
Kentucky............................................................     2.00%             2.00%
Maine...............................................................       --              2.00%
Nevada..............................................................       --              3.50%
Pennsylvania........................................................       --              2.00%
Puerto Rico.........................................................     1.00%             1.00%
South Dakota........................................................       --              1.25%
West Virginia.......................................................     1.00%             1.00%
Wyoming.............................................................       --              1.00%

                      STATEMENT OF ADDITIONAL INFORMATION


                                OCTOBER 18, 1996


                        GROUP VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                                      AND

                       AUSA LIFE INSURANCE COMPANY, INC.
          4 MANHATTANVILLE ROAD, PURCHASE, N.Y. 10577; (914) 697-8000

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT IT RELATES TO, AND SHOULD BE READ IN CONJUNCTION WITH, THE PROSPECTUS DATED MAY 1, 1996 FOR THE GROUP VARIABLE ANNUITY CONTRACTS ISSUED BY AUSA LIFE INSURANCE COMPANY, INC. ("AUSA") WHICH INVEST IN DIVERSIFIED INVESTORS VARIABLE FUNDS ("THE FUNDS") . THE PROSPECTUS IS AVAILABLE, AT NO CHARGE, BY WRITING AUSA LIFE AT 4 MANHATTANVILLE RD., PURCHASE, NEW YORK 10577 OR BY CALLING (914) 697-8000.


A SEPARATE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE WITHOUT CHARGE FOR ACACIA CAPITAL CORPORATION OF WHICH THE CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO IS A PART BY WRITING TO ACACIA CAPITAL CORPORATION AT 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814 OR BY TELEPHONING 301-951-4820.


                               TABLE OF CONTENTS


                                         ITEM                                           PAGE
--------------------------------------------------------------------------------------  ----
Independent Accountants...............................................................    2
Sale of Contract/Principal Underwriter................................................    2
Texas Optional Retirement Program.....................................................    2
Performance Data......................................................................    2
Diversified Investors Portfolios......................................................    3
  Investment Objectives, Policies and Restrictions....................................    3
  Determination of Net Asset Value; Valuation of Securities...........................   19
  Management of Diversified Investors Portfolios......................................   21
  Independent Accountants.............................................................   23
  Capital Stock and Other Securities..................................................   23
  Taxation............................................................................   25
Financial Statements of AUSA..........................................................   26
Appendix..............................................................................  A-1
Index To Financial Statements.........................................................  B-1

                            INDEPENDENT ACCOUNTANTS


     The 1995 financial statements (and the statement of changes in net assets for the applicable periods ending December 31, 1994) of Diversified Investors Variable Funds and Diversified Investors Portfolios appearing on the following pages have been audited by Coopers & Lybrand L.L.P., independent accountants, New York, New York. The financial statements of AUSA appearing on the following pages have been audited by Ernst & Young LLP, independent auditors, Des Moines, Iowa.


                    SALE OF CONTRACTS/PRINCIPAL UNDERWRITER

     Diversified Investors Securities Corp. ("DISC") is the principal underwriter and distributor of the Contracts which will be sold by registered representatives who are also licensed insurance agents of AUSA. The Contracts may also be sold through other broker-dealers authorized by DISC and applicable law and who may be insurance agents licensed by an insurance company other than AUSA. DISC is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

     DISC will not receive underwriting commissions. Registration as a broker-dealer does not mean that the SEC has passed upon the financial standing, fitness or conduct of any broker or dealer, or upon the merits of any security offering or upon any other matter relating to the business of any broker or dealer.

                       TEXAS OPTIONAL RETIREMENT PROGRAM

     Participants in the Texas Optional Retirement Program (the "Program") are subject to certain restrictions pertaining to redemptions. (See "Restrictions Under The Texas Optional Retirement Program" in the prospectus). Pursuant to Rule 6c-7 of the Investment Company Act of 1940, as amended, ("1940 Act"), the Registrant hereby represents that Rule 6c-7 of the 1940 Act is being relied upon and that the provisions of paragraphs (a) through (d) of each Rule have been complied with.

                                PERFORMANCE DATA

MONEY MARKET SUBACCOUNT

     For the seven day period ended December 31, 1995, the yield for the Money Market Subaccount was -- 4.84% and the effective yield was 4.95%.

     The yield is calculated by dividing the result of subtracting the value of one Unit at the end of the seven day period ("Seventh Day Value") from the value of one Unit at the beginning of the seven day period ("First Day Value") by the First Day Value (the resulting quotient being the "Base Period Return") and multiplying the Base Period Return by 365 divided by 7 to obtain the annualized yield.

     The effective yield is calculated by compounding the Base Period Return calculated in accordance with the preceding paragraph, adding 1 to Base Period Return, raising that sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

     As the Money Market Subaccount invests only in the Money Market Series (the "Money Market Series") of Diversified Investors Portfolios, the First Day Value reflects the net asset value of the interest in the Money Market Series held in the Money Market Subaccount. The Seventh Day Value reflects increases or decreases in the net asset value of the interest in the Money Market Series held in the Money Market Subaccount due to the declaration of dividends, net investment income and the daily charges and deductions from the Subaccount for mortality and expense risk. Net investment income reflects earnings on investments less expenses of the Money Market Series including the investment management fee.

                        DIVERSIFIED INVESTORS PORTFOLIOS


     The thirteen series of Diversified Investors Portfolios which are described in this Statement of Additional Information are presently available for investment under the Contracts through corresponding Subaccounts of Diversified Investors Variable Funds. This section of the Statement of Additional Information describes each such series, including Diversified Investors Money Market Portfolio (the "Money Market Series), Diversified Investors High Quality Bond Portfolio (the "High Quality Bond Series"), Diversified Investors Intermediate Government Bond Portfolio (the "Intermediate Government Bond Series"), Diversified Investors Government/Corporate Bond Portfolio (the "Government/Corporate Bond Series"), Diversified Investors High-Yield Bond Series (the "High-Yield Bond Series"), Diversified Investors Balanced Portfolio (the "Balanced Series"), Diversified Investors Equity Income Portfolio (the "Equity Income Series"), Diversified Investors Equity Value Portfolio (the "Equity Value Series"), Diversified Investors Growth & Income Portfolio (the "Growth & Income Series"), Diversified Investors Equity Growth Portfolio (the "Equity Growth Series"), Diversified Investors Special Equity Portfolio (the "Special Equity Series"), Diversified Investors Aggressive Equity Portfolio (the "Aggressive Equity Series") and Diversified Investors International Equity Portfolio (the "International Equity Series"). These series of Diversified Investors Portfolios available under the Contracts may be collectively referred to herein as the "Series".


INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                             INVESTMENT OBJECTIVES

     The investment objective of each Series is described in the Prospectus of Diversified Investors Variable Funds. There can, of course, be no assurance that a Series will achieve its investment objective.

                              INVESTMENT POLICIES

     The following discussion supplements the information regarding the investment objective of each Series and the policies to be employed to achieve this objective as set forth in the Prospectus of Diversified Investors Variable Funds.

BANK OBLIGATIONS

     Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as Certificates of Deposit ("CDs") and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Advisers carefully evaluate such investments on a case-by-case basis.

U.S. GOVERNMENT AND AGENCY SECURITIES

     Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. A Portfolio will invest in such securities only when the Advisers are satisfied that the credit risk with respect to the issuer is minimal.

COMMERCIAL PAPER

     Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     Each Series may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by Section 3(a)(3) of the Securities Act of 1933, as amended (the "1933 Act"). Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited.

VARIABLE RATE AND FLOATING RATE SECURITIES

     Each Series may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit a Series to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Series, as lender, and the borrower. The interest rates on these notes fluctuate from time to time.

The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Series' right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Series may invest in obligations which are not so rated only if the Advisers determine that at the time of investment the obligations are of comparable quality to the other obligations in which the Series may invest. The Advisers, on behalf of a Series, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Series. A Series will not invest more than 15% (10% in the case of the Money Market Series) of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are not readily marketable. See "Investment Restrictions" below.

PARTICIPATION INTERESTS

     A Series may purchase from financial institutions participation interests in securities in which such Series may invest. A participation interest gives a Series an undivided interest in the security in the proportion that the Series' participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Series, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Advisers must have determined that the instrument is of comparable quality to those instruments in which a Series may invest. For certain participation interests, a Series will have the right to demand payment, on not more than seven days' notice, for all or any part of the Series' participation interest in the security, plus accrued interest. As to these instruments, a Series intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. A Series will not invest more than 15% (10% in the case of the Money Market Series) of its net assets in participation interests that do not have this demand feature, and in other securities that are not readily marketable. See "Investment Restrictions" below.

ILLIQUID SECURITIES

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     The SEC has recently adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Advisers anticipate that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     The Advisers will monitor the liquidity of Rule 144A securities for each Series under the supervision of the Diversified Investors Portfolio's Board of Trustees. In reaching liquidity decisions, the Advisers will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers and other potential purchasers wishing to purchase or sell the security, (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

UNSECURED PROMISSORY NOTES

     A Series also may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the Series' investment objective. The Notes purchased by a Series will have remaining maturities of 13 months or less and will be deemed by the Board of Trustees of Diversified Investors Portfolios to present minimal credit risks and will meet the quality criteria set forth above under "Investment Policies." A Series will invest no more than 15% (10% in the case of the Money Market Series) of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Series cannot exercise the demand feature described above and as to which there is no secondary market). See "Investment Restrictions" below.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

     Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (which is usually a member bank of the Federal Reserve System or a member firm of the New York Stock Exchange (or a subsidiary thereof)) at an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value of the underlying security, usually U.S. Government or Government agency issues. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements may be considered to be loans by the buyer. A Series' risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although a Series may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. All repurchase agreements entered into by a Series are fully collateralized, with such collateral being marked to market daily.

     A Series may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, and by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time a Series enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Series may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by a Series.

FOREIGN SECURITIES -- ALL SERIES

     Each Series may invest its assets in securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, brokerage or other taxation, limitation on the removal of funds or other assets of a Series, political or financial instability or diplomatic and other developments which would affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the U.S.

     It is anticipated that in most cases the best available market for foreign securities would be on exchanges or in over-the-counter markets located outside the U.S. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. Foreign security trading practices, including those involving securities settlement where a Series' assets may be released prior to receipt of payment, may expose a Series to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the U.S. and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S.

FOREIGN SECURITIES -- MONEY MARKET SERIES

     The Money Market Series may invest in foreign securities, including only U.S. dollar-denominated obligations of foreign branches and subsidiaries of domestic banks and foreign banks, such as Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee CDs, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETD"), which are U.S. dollar-denominated deposits in a foreign branch of a foreign or domestic bank, and Canadian time deposits, which are essentially the same as ETDs except they are issued by branches of major Canadian banks; high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes) issued by foreign corporations including Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer; and U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Adviser to be of comparable quality to the other obligations in which the Money Market Series may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

FOREIGN SECURITIES -- SERIES OTHER THAN MONEY MARKET SERIES

     Not more than 5% of a Series' assets may be invested in closed-end investment companies which primarily hold foreign securities. Investments in such companies may entail the risk that the market value of such investments may be substantially less than their net asset value and that there would be duplication of investment management and other fees and expenses.

     Securities of foreign issuers include investments in sponsored American Depository Receipts ("ADRs"). ADRs are depository receipts for securities of foreign issuers and provide an alternative method for a Series to make foreign investments. These securities will not be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.

     Each Series may invest in foreign securities that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     Because some Series may buy and sell securities denominated in currencies other than the U.S. dollar and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, such Series from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. Such Series either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or use forward contracts to purchase or sell foreign currencies.

     A forward foreign currency exchange contract is an obligation by a Series to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. A Series maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Series' securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.


     The Series may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. With respect to Series other than the International Equity Series, consideration of the prospect for currency parities will be incorporated into the Advisers' long-term investment decisions. Therefore, these Series will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Advisers believe that it is important to have the flexibility to enter into foreign currency hedging transactions when they determine that the transactions would be in a Series' best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

     While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event a Series' ability to utilize forward contracts in the manner set forth herein and in the Prospectus may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Series than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Series' foreign currency denominated portfolio securities and the use of such techniques will subject a Series to certain risks.

     The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Series may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit a Series' ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Series' use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Series' cross-hedges and the movements in the exchange rates of the foreign currencies in which a Series' assets that are the subject of such cross-hedges are denominated.

GUARANTEED INVESTMENT CONTRACTS

     Each Series may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Series makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund guaranteed interest. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expenses and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. Because a Series may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment and, together with other instruments in a Series which are not readily marketable, will not exceed 15% (10% in the case of the Money Market Series) of the Series' net assets. The term of a GIC will be thirteen months or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the guaranteed interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

WHEN-ISSUED SECURITIES

     Each Series may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, under normal circumstances, a Series would take delivery of such securities. When a Series commits to purchase a security on a "when-issued" or on a "forward delivery" basis, the Series establishes procedures consistent with the relevant policies of the Securities and Exchange Commission. Since those policies currently recommend that an amount of a Series' assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Series expects always to have cash, cash equivalents, or high quality debt securities sufficient to cover any commitments or to limit any potential risk. However, although a Series does not intend to make such purchases for speculative purposes and intends to adhere to the provisions of Securities and Exchange Commission policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Series may have to sell assets which have been set aside in order to meet redemptions. Also, if a Series determines it is advisable as a matter of investment strategy to sell the "when-issued" or "forward delivery" securities, the Series would be required to meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the Series' payment obligation).

ZERO COUPON OBLIGATIONS

     Each Series may acquire zero coupon obligations when consistent with its investment objective and policies. Such obligations have greater price volatility than coupon obligations and will not result in payment of interest until maturity. Since dividend income is accrued throughout the term of the zero coupon obligation but is not actually received until maturity, a Series may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS -- SERIES OTHER THAN THE MONEY MARKET SERIES

     GENERAL. The successful use of such instruments draws upon the Advisers' skill and experience with respect to such instruments and usually depends on the Advisers' ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Series may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

     FUTURES CONTRACTS. A Series may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Series may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Series may also enter into futures contracts which are based on bonds issued by entities other than the U.S. Government.

     At the same time a futures contract is purchased or sold, the Series must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Series would provide or receive cash that reflects any decline or increase in the contract's value.

     At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

     Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Series will incur brokerage fees when it purchases or sells futures contracts.

     The purpose of the acquisition or sale of a futures contract, in the case of a Series which holds or intends to acquire fixed-income securities, is to attempt to protect the Series from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, a Series might enter into futures contracts for the sale of debt

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

securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Series. If interest rates did increase, the value of the debt securities in a Series would decline, but the value of the futures contracts to the Series would increase at approximately the same rate, thereby keeping the net asset value of the Series from declining as much as it otherwise would have. The Series could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows a Series to maintain a defensive position without having to sell its portfolio securities.

     Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Series could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Series could then buy debt securities on the cash market. To the extent a Series enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Series' obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Series with respect to such futures contracts.

     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Advisers may still not result in a successful transaction.

     In addition, futures contracts entail risks. Although the Advisers believe that use of such contracts will benefit the Series, if the Advisers' investment judgment about the general direction of interest rates is incorrect, a Series' overall performance would be poorer than if it had not entered into any such contract. For example, if a Series has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held by it and interest rates decrease instead, the Series will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Series has insufficient cash, it may have to sell debt securities to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A Series may have to sell securities at a time when it may be disadvantageous to do so.

     OPTIONS ON FUTURES CONTRACTS. The Series intend to purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Series is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Series will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Series' portfolio holdings.

The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Series will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Series intends to purchase. If a put or call option the Series has written is exercised, the Series will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Series' losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Series may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

     The amount of risk a Series assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     The Board of Trustees of Diversified Investors Portfolios has adopted the requirement that futures contracts and options on futures contracts be used either (i) as a hedge without regard to any quantitative limitation, or (ii) for other purposes to the extent that immediately thereafter the aggregate amount of margin deposits on all (non-hedge) futures contracts of the Series and premiums paid on outstanding (non-hedge) options on futures contracts owned by the Series does not exceed 5% of the market value of the total assets of a Series. In addition, the aggregate market value of the outstanding futures contracts purchased by a Series may not exceed 50% of the market value of the total assets of the Series. Neither of these restrictions will be changed by the Board of Trustees of Diversified Investors Portfolios without considering the policies and concerns of the various applicable federal and state regulatory agencies.

     OPTIONS ON FOREIGN CURRENCIES. A Series may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Series may purchase put options on the foreign currency. If the value of the currency does decline, the Series will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Series may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Series deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Series could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     A Series may write options on foreign currencies for the same types of hedging purposes. For example, where a Series anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Series could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Series to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Series would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Series also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     The Series intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Series is "covered" if the Series owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Series has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Series in cash, U.S. Government securities and other high quality liquid debt securities in a segregated account with its custodian.

     The Series also intend to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Series owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, a Series collateralizes the option by maintaining in a segregated account with its custodian, cash or U.S. Government securities or other high quality liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

     ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. Unlike transactions entered into by a Series in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Series to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it

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

determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Series' ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Series will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government Securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

     In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Series' ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

OPTIONS ON SECURITIES -- SERIES OTHER THAN MONEY MARKET SERIES

     The Series may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income. However, a Series may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Series.

     When a Series writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Series will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which a Series has no control, the Series must sell the underlying security to the option holder at the exercise price. By writing a covered call option, a Series forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

     When a Series writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Series at the specified exercise price at any time during the option period. If the option expires unexercised, the Series will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which a Series has no control, the Series must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, a Series, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. A Series will only write put options involving securities for which a determination is made at the time the option is written that the Series wishes to acquire the securities at the exercise price.

     A Series may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where a Series cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

     When a Series writes an option, an amount equal to the net premium received by the Series is included in the liability section of the Series' Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Series enters into a closing purchase transaction, the Series will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Series will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Series.

     A Series may purchase call and put options on any securities in which it may invest. A Series would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Series, in exchange for the premium paid, to purchase a security at a specified price during the option period. A Series would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

     A Series would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle a Series, in exchange for the premium paid, to sell a security, which may or may not be held in the Series' portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Series' portfolio securities. Put options also may be purchased by a Series for the purpose of affirmatively benefiting from a decline in the price of securities which the Series does not own. A Series would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

     The Series have adopted certain other nonfundamental policies concerning option transactions which are discussed below. A Series' activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

     The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

     The Series may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Series will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Advisers will monitor the creditworthiness of dealers with whom a Series enters into such options transactions under the general supervision of the Trustees of Diversified Investors Portfolios.

OPTIONS ON SECURITIES INDICES -- SERIES OTHER THAN MONEY MARKET SERIES

     In addition to options on securities, the Series may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."

     Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Series generally will only purchase or write such an option if the Advisers believe the option can be closed out.

     Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Series will not purchase such options unless the Advisers believe the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

     Price movements in the Series may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Advisers may be forced to liquidate portfolio securities to meet settlement obligations.

SHORT SALES "AGAINST THE BOX" -- SERIES OTHER THAN MONEY MARKET SERIES

     In a short sale, a Series sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A Series may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box".

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Series engages in a short sale, the collateral for the short position will be maintained by its custodian or qualified sub-custodian. While the short sale is open, a Series maintains in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Series' long position.

     The Series will not engage in short sales against the box for investment purposes. A Series may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security (or a security convertible or exchangeable for such security), or when a Series wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes or for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in a Series' long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced depends upon the amount of the security sold short relative to the amount a Series owns. There are certain additional transaction costs associated with short sales against the box, but the Series endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

     As a non-fundamental operating policy, the Advisers do not expect that more than 40% of a Series' total assets would be involved in short sales against the box. The Advisers do not currently intend to engage in such sales.

CERTAIN OTHER OBLIGATIONS

     In order to allow for investments in new instruments that may be created in the future, a Series may, upon supplementing this Statement of Additional Information, invest in obligations other than those listed previously, provided such investments are consistent with a Series' investment objective, policies and restrictions.

RATING SERVICES

     The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisers also make their own evaluations of these securities, subject to review by the Board of Trustees of Diversified Investors Portfolios. After purchase by a Series, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Series. Neither event would require a Series to dispose of the obligation, but the Advisers will consider such an event in their determination of whether a Series should continue to hold the obligation. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this Statement of Additional Information.

     Except as stated otherwise, all investment policies and restrictions described herein are non-fundamental, and may be changed without prior shareholder approval.

                            INVESTMENT RESTRICTIONS

     The following investment restrictions are "fundamental policies" of each Series and may not be changed without the approval of a "majority of the outstanding voting securities" of the Series. "Majority of the outstanding voting securities" under the 1940 Act and as used in this Statement of Additional Information and the Prospectus, means, with respect to a Series, the lesser of (i) 67% or more of the total beneficial interests of the Series present at a meeting if the holders of more than 50% of the total beneficial interests of the Series are present or represented by proxy or (ii) more than 50% of the total beneficial interests of the Series. If a percentage or a rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in such percentage resulting from changes in a Series' total assets or the value of a Series' securities, or a later change in the rating of a portfolio security, will not be considered a violation of the relevant policy.

     As a matter of fundamental policy, no Series may:

          (1) borrow money or mortgage or hypothecate assets of the Series, except that in an amount not to exceed 1/3 of the current value of the Series' assets (including such borrowing) less liabilities (not including such borrowing), it may borrow money and enter into reverse repurchase agreements, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

          (2) underwrite securities issued by other persons except insofar as Diversified Investors Portfolios or a Series may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

          (3) make loans to other persons except (a) through the lending of portfolio securities and provided that any such loans not exceed 30% of the Series' total assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations or (c) by purchasing debt securities of types distributed publicly or privately;

          (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts), except in the ordinary course of business a Series may hold and sell portfolio real estate acquired as a result of a Series' ownership of securities;

          (5) concentrate its investments in any particular industry (excluding U.S. Government Securities), but if it is deemed appropriate for the achievement of the Series' investment objective(s), up to 25% of its total assets may be invested in any one industry (except that the Money Market Series reserves the right to concentrate 25% or more of its assets in obligations of domestic branches of domestic banks);

          (6) issue any senior security (as that term is defined in the 1940
     Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; or

          (7) enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are not readily marketable (which securities would include participation interests and floating and variable rate demand obligations as to which no secondary market exists and the Series cannot exercise a demand feature on not more than seven days' notice), if, in the aggregate, more than 15% (10% in the case of the Money Market Series) of its net assets would be so invested. A Series may not invest in time deposits maturing in more than seven days.

     State and Federal Restrictions. In order to comply with certain state and federal statutes and policies each Series will not as a matter of operating policy:

        (i)   borrow money for any purpose in excess of 10% of the Series' total assets (taken at cost), except that the Series may borrow for temporary or emergency purposes up to  1/3 of its assets;
       (ii)   pledge, mortgage or hypothecate for any purpose in excess of 10% of the Series'
              net assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, reverse repurchase agreements, when issued securities and other similar investment techniques are not considered a pledge of assets for purposes of this restriction;
      (iii)   purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;
       (iv)   invest for the purpose of exercising control or management;
        (v)   purchase securities issued by any other investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for a Series if such purchase at the time thereof would cause (a) more than 10% of the Series' total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more that 5% of the Series' total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Series; and
              provided further that a Series may not purchase any security from any open-end investment company;
       (vi)   purchase securities of any issuer if such purchase at the time thereof would cause the Series to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;
      (vii)   purchase or retain in a Series' portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or
              Trustee of Diversified Investors Portfolios or is an officer or partner of the
              Adviser or Subadviser, if after the purchase of the securities of such issuer for a Series one or more of such persons owns beneficially more than  1/2 of 1%
              of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than  1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

     (viii)   invest more than 5% of a Series' net assets in warrants or rights (valued at the lower of cost or market), but not more than 2% of a Series' net assets may be invested in warrants not listed on the New York Stock Exchange or the American
              Stock Exchange; or
       (ix)   make short sales of securities or maintain a short position (excluding short sales if the Series owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of equivalent kind and amount) if such short sales represent more than 25% of the Series' net assets (taken at market value);
              provided, however, that the value of the Series' short sales of securities
              (excluding U.S. Government Securities) of any one issuer may not be greater than
              2% of the value (taken at market value) of the Series' net assets or more than
              2% of the securities of any class of any issuer.

     Policies (i) through (ix) may be changed by the Board of Trustees of Diversified Investors Portfolios.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     Portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor when changes are appropriate. Portfolio trading is engaged in for a Series if the Advisers believe that a transaction net of costs (including custodian charges) will help achieve the Series' investment objectives.

     A Series' purchases and sales of securities may be principal transactions, that is, securities may be purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and, therefore, the Series do not anticipate paying brokerage commissions in such transactions. Any transactions for which a Series pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and the asked price.

     Allocations of transactions, including their frequency, to various dealers is determined by the Subadvisers in their best judgement and in a manner deemed to be in the best interest of the investors in a Series rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

     Investment decisions for a Series will be made independently from those for any other account or investment company that is or may in the future become managed by the Advisers or their affiliates. If, however, a Series and other investment companies or accounts managed by the Subadvisers are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Series or the size of the position obtainable for the Series. In addition, when purchases or sales of the same security for a Series and for other investment companies managed by the Subadvisers occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales. Furthermore, in certain circumstances affiliates of the Subadvisers whose investment portfolios are managed internally, rather than by the Subadvisers, might seek to purchase or sell the same type of investments at the same time as a Series. Such an event might also adversely affect that Series.

DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES

     Beneficial interests in each Series of Diversified Investors Portfolios are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act.

     Portfolio securities are valued on the basis of market quotations when they are readily available. Each Series values mortgage-backed and other debt securities for which market quotations are not readily available at their fair value as determined in good faith, utilizing procedures approved by the Board of Trustees of Diversified Investors Portfolios, on the basis of valuations provided either by dealers or a pricing service. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at cost adjusted for amortization of premiums and accretion of discounts.

     Interest rate futures contracts held by a Series are valued on the basis of closing market quotations, which are normally available daily. When market quotations are not readily available, the fair value of these contracts will be determined in good faith utilizing procedures approved by the Board of Trustees of Diversified Investors Portfolios.

     A determination of value used in calculating net asset value must be a fair value determination made in good faith utilizing procedures approved by Diversified Investors Portfolios Board of Trustees. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which a Series could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the securities, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

MANAGEMENT OF DIVERSIFIED INVESTORS PORTFOLIOS

     The Trustees and officers of Diversified Investors Portfolios and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of Diversified Investors Portfolios. Unless otherwise indicated, the address of each Trustee and officer of Diversified Investors Portfolios is 4 Manhattanville Road, Purchase, New York 10577.

           TRUSTEES AND OFFICERS OF DIVERSIFIED INVESTORS PORTFOLIOS

                                    TRUSTEES

Tom A. Schlossberg*........  President, Diversified, 10/92 to present; Executive
                             Vice President and Head of Pension Operations, Mutual Life Insurance Company of New York, 1/89 to 12/93.

Donald E. Flynn*...........  Vice President, AEGON USA, Inc., 1988 to present;
                             Executive Vice President, AEGON USA Investment Management, Inc., 1988 to present; Vice President, AEGON USA Managed Portfolios, Inc., 1988 to present.

Neal M. Jewell.............  Consultant, January 1995; former Executive Vice
                             President, American International Group Asset Management (since November 1991); Director of Oversees Pensions, American International Group Asset Management (December 1990 to October 1991); Executive Vice President Pensions, Mutual of New York (prior to June 1989). His address is 355 Thornridge Drive, Stamford, Connecticut 06903.

Eugene M. Mannella.........  Vice President, Investment Management Services,
                             Inc. (since August 1993); Senior Vice President, Lehman Brothers Inc. (May 1986 to August 1993). His address is Two Orchard Neck Road, Center Moriches, New York 11934.

Patricia L. Sawyer.........  Executive Vice President and Director, Robert L.
                             Smith & Co. (since July 1990); Vice President, American Express (September 1988 to July 1990). Her address is 256 East 10th Street, New York, New York 10014.

                                    OFFICERS

     Mr. Schlossberg is President, Chief Executive Officer and Chairman of the Board of Diversified Investors Portfolios.

Robert F. Colby............  Secretary; Vice President and Chief Corporate
                             Counsel, Mutual Life Insurance Company of New York, 1/88 to 12/93; Vice President and General Counsel, Diversified, 11/93 to present.

Alfred C. Sylvain..........  Treasurer and Assistant Secretary; Vice President
                             and Treasurer of Diversified, 11/93 to present; Vice President, Mutual Life Insurance Company of New York, 1/88 to present.

John F. Hughes.............  Assistant Secretary; Senior Counsel, Mutual Life
                             Insurance Company of New York, 1/88 to present; Vice President and Senior Counsel, Diversified, 11/93 to present.

     The Declaration of Trust provides that the Diversified Investors Portfolios will indemnify its Trustees and officers as described below under "Description of the Trust; Fund Shares."

     For the fiscal year ended December 31, 1995, the Diversified Investors Portfolios provided the following compensation to its trustees.

                                                                                                   TOTAL
                                                          PENSION OR                            COMPENSATION
                                                          RETIREMENT                          FROM REGISTRANT
                                        AGGREGATE      BENEFITS ACCRUED   ESTIMATED ANNUAL        AND FUND
                                      COMPENSATION        AS PART OF       BENEFITS UPON        COMPLEX PAID
     NAME OF PERSON, POSITION        FROM REGISTRANT    FUND EXPENSES        RETIREMENT         TO TRUSTEES
-----------------------------------  ---------------   ----------------   ----------------   ------------------
Tom A. Schlossberg.................          -0-             None                N/A                   -0-
Trustee
Donald E. Flynn....................          -0-             None                N/A                   -0-
Trustee
Neal M. Jewell.....................      $10,000             None                N/A              $ 10,000
Trustee
Eugene M. Mannella.................      $10,000             None                N/A              $ 10,000
Trustee
Patricia L. Sawyer.................      $10,000             None                N/A              $ 10,000
Trustee

                          INVESTMENT ADVISORY SERVICES

     The Adviser manages the assets of each Series pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with Diversified Investors Portfolios with respect to that Series and the investment policies described herein and in the Prospectus. Subject to such further policies as the Diversified Investors Portfolios' Board of Trustees may determine, the Adviser provides general investment advice to each Series. For its services under each Advisory Agreement, Diversified receives from each Series fees accrued daily and paid monthly at an annual rate equal to the percentages specified in the table of the corresponding Series' average daily net assets set forth in the Prospectus.

     For each Series of Diversified Investors Portfolios, Diversified has entered into an Investment Subadvisory Agreement (each a "Subadvisory Agreement") with one or more subadvisers (each "Subadviser," and collectively the "Subadvisers").

     It is the responsibility of a Subadviser to make the day to day investment decisions for its Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of Diversified. Each Subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the corresponding Series' investments and effecting securities transactions for a Series.

     Each Advisory Agreement provides that Diversified or a Subadviser, as the case may be, may render services to others. Each agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by a Series when authorized either by majority vote of the investors in the Series (with the vote of each being in proportion to the amount of their investment) or by a vote of a majority of its Board of Trustees, or by Diversified or a Subadviser on not more than 60 days' nor less than 30 days' written notice, as the case may be, and will automatically terminate in the event of its assignment. Each agreement provides that neither Diversified nor Subadviser nor their personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the corresponding Series, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement and the Subadvisory Agreement, as the case may be.

     Diversified's and each Subadviser's fees are described in the Prospectus. Diversified, if required by applicable state law, shall reimburse a Series or waive all or part of its fees up to, but not exceeding, its investment advisory fees from the Series. Such reimbursement, if required, will be equal to the combined aggregate annual expenses which exceed that expense limitation with the lowest threshold prescribed by any state in which such Series is qualified for offer or sale. Management of Diversified Investors Portfolios has been advised that the lowest such threshold currently in effect is 2 1/2% of net assets up to $30,000,000, 2% of the next $70,000,000 of net assets and 1/2% of net assets in excess of that amount.

                                 ADMINISTRATOR

     The Administrative Services Agreement between Diversified, as Administrator, and Diversified Investors Portfolios is described in the Prospectus. The agreement provides that Diversified may render services to others as administrator. In addition, the agreement terminates automatically if it is assigned and may be terminated without penalty by majority vote of the investors in Diversified Investors Portfolios (with the vote of each being in proportion to the amount of their investment). The Administrative Services Agreement also provides that neither Diversified nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in connection with any Series, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their duties or obligations under said agreements.

                                   CUSTODIAN

     Pursuant to a Custodian Contract, Investors Bank & Trust Company acts as the custodian of each Series' assets (the "Custodian"). The Custodian's business address is 89 South Street, Boston, Massachusetts 02205-1537. The Custodian's responsibilities include safeguarding and controlling cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Series' investments, maintaining books of original entry for portfolio accounting and other required books and accounts, and calculating the daily net asset value of beneficial interests in each Series. Securities held by a Series may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company and may be held by a subcustodian bank if such arrangements are reviewed and approved by the Board of Trustees of Diversified Investors Portfolios. The Custodian does not determine the investment policies of any Series or decide which securities any Series will buy or sell. A Series may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities and foreign exchange transactions. For its services, the Custodian will receive such compensation as may from time to time be agreed upon by it and Diversified Investors Portfolios.

INDEPENDENT ACCOUNTANTS

     Coopers & Lybrand L.L.P., serves as the independent accountants for Diversified Investors Portfolios providing audit and accounting services including (i) audit of the annual financial statements, (ii) assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission and (iii) preparation of annual income tax returns.

CAPITAL STOCK AND OTHER SECURITIES

     Diversified Investors Portfolios is organized as a trust under the law of the State of New York. Under Diversified Investors Portfolios' Declaration of Trust, the Trustees are authorized to issue beneficial interests in one or more Series. Currently there are eleven active series of Diversified Investors Portfolios. Investors in a Series will be held personally liable for the obligations and liabilities of that Series (and of no other Series), subject, however, to indemnification by Diversified Investors Portfolios in the event that there is imposed upon an investor a greater portion of the liabilities and obligations of the Series than its proportionate beneficial interest in the Series. The Declaration of Trust also provides that Diversified Investors Portfolios shall maintain appropriate insurance (for example, a fidelity bond and errors and omissions insurance) for the protection of Diversified Investors Portfolios, its investors, Trustees of Diversified Investors Portfolios, officers, employees and agents, and covering possible tort and other liabilities. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and Diversified Investors Portfolios itself was unable to meet its obligations.

     Investors in a Series are entitled to participate pro rata in distributions of taxable income, loss, gain and credit of their respective Series only. Upon liquidation or dissolution of a Series, investors are entitled to share pro rata in that Series' (and no other Series) net assets available for distribution to its investors. Diversified Investor Portfolios reserves the right to create and issue additional Series of beneficial interest, in which case the beneficial interests in each new Series would participate equally in the earnings, dividends and assets of that particular Series only (and no other Series). Any property of Diversified Investors Portfolios is allocated and belongs to a specific Series to the exclusion of all other Series. All consideration received by Diversified Investors Portfolios for the issuance and sale of beneficial interests in a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings and proceeds thereof, and any funds or payments derived from any reinvestment of such proceeds, is held by the Trustees of Diversified Investors Portfolios in a separate subtrust (a Series) for the benefit of investors in that Series and irrevocably belongs to that Series for all purposes. Neither a Series no investors in that Series possess any right to or interest in the assets belonging to any other Series.

     Investments in a Series have no preference, preemptive, conversion or similar rights and are fully paid and nonassessable, except as set forth below. Investments in a Series may not be transferred.

     Each investor is entitled to a vote in proportion to the amount of its investment in each Series. Investors in a Series do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interests in all outstanding Series may elect all of the Trustees if they choose to do so and in such event other investors would not be able to elect any Trustees. Investors in each Series will vote as a separate class except as to voting for the election of Trustees, as otherwise required by the 1940 Act, or if determined by the Trustees to be a matter which affects all Series. As to any matter which does not affect the interest of a particular Series, only investors in the one or more affected Series are entitled to vote. Diversified Investors Portfolios is not required and has no current intention of holding annual meetings of investors, but will hold special meetings of investors when in the judgment of Trustees it is necessary or desirable to submit matters for an investor vote. The Declaration of Trust may be amended without the vote of investors, except that investors have the right to approve by affirmative majority vote any amendment which would affect their voting rights, alter the procedures to amend the Declaration of Trust, or as required by law or by Diversified Investors Portfolios' registration statement, or as submitted to them by the Trustees. Any amendment submitted to investors which the Trustees determine would affect the investors of any Series shall be authorized by vote of the investors of such Series and no vote will be required of investors in a Series not affected.

     Diversified Investors Portfolios or any Series may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved (a) at a meeting of investors by investors representing the lesser of (i) 67% or more of the beneficial interest in the affected Series present or represented at such meeting, if investors in more that 50% of all such beneficial interests are present or represented by proxy, or (ii) more than 50% of all such beneficial interests, or (b) by an instrument in writing without a meeting, consented to by investors representing not less than a majority of the beneficial interest in the affected Series. Diversified Investors Portfolios or any Series may also be terminated (i) upon liquidation and distribution of its assets if approved by the vote of two thirds of its investors (with the vote of each being in proportion to the amount of its investment), (ii) by the Trustees by written notice to its investors, or (iii) upon the bankruptcy or expulsion of an investor in the affected Series, unless the investors in such Series, by majority vote, agree to continue the Series. Diversified Investors Portfolios will be dissolved upon the dissolution of the last remaining Series.

     The Declaration of Trust provides that obligations of Diversified Investors Portfolios are not binding upon the Trustees individually but only upon the property of Diversified Investors Portfolios and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     The Declaration of Trust further provides that it will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with

Diversified Investors Portfolios, unless, as to liability to Diversified Investors Portfolios or its investors, it is finally adjudicated that they engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of Diversified Investors Portfolios. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

TAXATION

     Diversified Investors Portfolios is organized as a New York trust. The Trust and each Series are not subject to any income or franchise tax in the State of New York. However, each investor in a Series will be taxable on its share (as determined in accordance with the governing instruments of the Trust) of the Series' ordinary income and capital gain in determining its income tax liability. The determination of such share will be made in accordance with the Code and regulations promulgated thereunder.

     Each Series, since it is taxed as a partnership, is not subject to federal income taxation. Instead, and investor must take into account, in computing its federal income tax liability, its share of the Series' income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Series.

     Withdrawals by investors from each Series generally will not result in their recognizing any gain or loss for federal income tax purposes, except that
(1) gain will be recognized to the extent that any cash distributed exceeds the basis of the investor's interest in the Series prior to the distribution, (2) income or gain will be realized if the withdrawal is in liquidation of the investor's entire interest in the Series and includes a disproportionate share of any unrealized receivables held by the Series, and (3) loss will be recognized if the distribution is in liquidation of that entire interest and consists solely of cash and/or unrealized receivables. The basis of an investor's interest in a Series generally equals the amount of cash and the basis of any property that the investor invests in the Series, increased by the investor's share of income from the Series and decreased by the amount of any cash distributions and the basis of any property distributed from the Series.

     Each Series' taxable year-end will be December 31. Although, as described above, the Series will not be subject to federal income tax, each will file appropriate income tax returns.

     It is intended that each Series' assets, income and distributions will be managed in such a way that an investor in each Series will be able to satisfy the requirements of Subchapter M of the Code.

     There are certain tax issues that will be relevant to only certain of the investors, specifically investors that are segregated asset accounts and investors who contribute assets rather than cash to a Series. It is intended that such segregated asset accounts will be able to satisfy diversification requirements applicable to them and that such contributions of assets will not be taxable provided certain requirements are met. Such Investors are advised to consult their own tax advisors as to the tax consequences of an investment in a Series.

                               HEDGING STRATEGIES

     The use of hedging strategies, such as a Series' entering into interest rate futures contracts and purchasing options thereon, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith. Income from the disposition of futures contracts and options thereon will be subject to the limitation that a Series must derive less than 30% of its gross income from the sale or other disposition of securities, options or futures contracts held for less than three months (the "Short-Short Limitation").

     If certain requirements are satisfied, any increase in value on a position that is part of a "designated hedge" will be offset by an decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Short-Short Limitation is satisfied. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Series intends to qualify for this treatment when it engages in hedging transactions, but at the present time it is not clear whether this treatment will be available for all of a Series' hedging transactions. To the extent this treatment is not available, a Series may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so, in order for an investor in the Series to qualify as a RIC.

                                 OTHER TAXATION

     The investment by an investor in a Series does not cause the investor to be liable for any income or franchise tax in the State of New York. Investors are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Series.

                          FINANCIAL STATEMENTS OF AUSA

     The financial statements of AUSA that are included in this Statement of Additional Information are different from the financial statements of Diversified Investors Variable Funds. The financial statements of AUSA should be considered only as bearing upon the ability of AUSA to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in the Diversified Investors Variable Funds.

                                    APPENDIX

                       BOND AND COMMERCIAL PAPER RATINGS

STANDARD & POOR'S BOND RATINGS

     A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree.

     The rating "AA" may be modified by the addition of a plus or minus sign to show relative standing within such category.

MOODY'S BOND RATINGS

     Excerpts from Moody's description of its corporate bond ratings:
Aaa -- judged to be the best quality, carry the smallest degree of investment risk; Aa -- judged to be of high quality by all standards.

FITCH INVESTORS SERVICE BOND RATINGS

     AAA. Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, an liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

     AA. Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien--in many cases directly following an AAA security--or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

     A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

MOODY'S COMMERCIAL PAPER RATINGS

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

FITCH-1, FITCH-2, DUFF 1 AND DUFF 2 COMMERCIAL PAPER RATINGS

     Commercial paper rated "Fitch-1" is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment. "Fitch-2" is considered very good grade paper and reflects an assurance of timely payment only slightly less in degree than the strongest issue.

     Commercial paper issues rate "Duff 1" by Duff & Phelps, Inc. have the following characteristics: very high certainty of timely payment, excellent liquidity factors supported by strong fundamental protection factors, and risk factors which are very small. Issues rated "Duff 2" have a good certainty of timely payment, sound liquidity factors and company fundamentals, small risk factors, and good access to capital markets.

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


(1)(a) With respect to Diversified Investors Variable Funds ("the Funds").
Report of Independent Accountants....................................................     F-1
Statements of assets and liabilities as of December 31, 1995.........................     F-2
Statements of operations for the year ended December 31, 1995........................     F-3
Statements of changes in net assets for the year ended December 31, 1995 and the
  applicable periods ended December 31, 1994.........................................     F-4
Notes to financial statements........................................................     F-6
(1)(b) Statements of assets and liabilities as of June 30, 1996 (unaudited)..........    F-10
Statements of operations for the Period Ended June 30, 1996 (unaudited)..............    F-12
Statements of changes in net assets for the Period Ended June 30, 1996 (unaudited)...    F-14
Notes to financial statements (unaudited)............................................    F-17
(2)(a) With respect to Diversified Investors Portfolios
Report of Independent Accountants....................................................    F-29
Statements of Assets and Liabilities for the year ended December 31, 1995............    F-30
Statement of Operations for the applicable periods ended December 31, 1995...........    F-31
Statements of Changes in Net Assets for the applicable periods ended December 31,
  1995 and the year ended December 31, 1994..........................................    F-32
Portfolio of Investments for the year ended December, 31, 1995.......................    F-34
Money Market Portfolio...............................................................    F-35
High Quality Bond Portfolio..........................................................    F-36
Intermediate Government Bond Portfolio...............................................    F-40
Government/Corporate Bond Portfolio..................................................    F-43
Balanced Fund Portfolio..............................................................    F-48
Equity Income Portfolio..............................................................    F-52
Growth and Income Portfolio..........................................................    F-59
Equity Growth Portfolio..............................................................    F-64
Special Equity Portfolio.............................................................    F-67
High Yield Bond Portfolio............................................................    F-77
International Equity Portfolio.......................................................    F-80
Notes to Financial Statements........................................................    F-88
(2)(b) With respect to Money Market Portfolio, High Quality Bond Portfolio,
  Intermediate Government Bond Portfolio, Government/Corporate Bond Portfolio,
  Balanced Portfolio, Equity Income Portfolio, Equity Value Portfolio, Growth and
  Income Portfolio, Equity Growth Portfolio, Special Equity Portfolio, Aggressive
  Equity, High Yield Bond Portfolio and International Equity Fund.
Statements of assets and liabilities as of June 30, 1996 (unaudited).................    F-95
Statements of operations For the Period Ended June 30, 1996 (unaudited)..............    F-97
Statements of changes in net assets For the Period Ended June 30, 1996 (unaudited)...    F-99
Portfolio of Investments for the Period Ended June 30, 1996 (unaudited)..............   F-104
Notes to Financial Statements (unaudited)............................................   F-159
(3) With respect to AUSA Life Insurance Company, Inc. ("AUSA")
Report of Independent Auditors.......................................................   F-166
Balance Sheets -- Statutory Basis at December 31, 1995 and 1994......................   F-167
Statements of Operations -- Statutory Basis for the year ended December 31, 1995 and
  1994...............................................................................   F-169
Statements of Changes in Capital and Surplus -- Statutory Basis for the year ended
  December 31, 1995 and 1994.........................................................   F-170
Statements of Cash Flows -- Statutory Basis for the year ended December 31, 1995 and
  1994...............................................................................   F-171
Notes to Financial Statements -- Statutory Basis.....................................   F-172
Financial Statement Schedules........................................................   F-173

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of the
AUSA Life Insurance Company, Inc. and the
Contractholders of Diversified Investors Variable Funds:

     We have audited the accompanying statements of assets and liabilities of Diversified Investors Variable Funds (comprising, respectively, the Money Market, Intermediate Government Bond, Government/Corporate Bond, Balanced, Equity Income, Growth Income, Equity Growth, Special Equity, Calvert and Scudder International Equity Subaccounts) as of December 31, 1995, and the related statements of operations and changes in net assets, and the financial highlights for each period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Diversified Investors Variable Funds as of December 31, 1995, the results of their operations, the changes in their net assets, and the financial highlights for the periods referred to above in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 13, 1996

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995

                                                                             DIVERSIFIED INVESTORS PORTFOLIOS
                                                           ---------------------------------------------------------------------
                                                                         INTERMEDIATE   GOVERNMENT/
                                                              MONEY       GOVERNMENT     CORPORATE                     EQUITY
                                                             MARKET          BOND          BOND        BALANCED        INCOME
                                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                           -----------   ------------   -----------   -----------   ------------
ASSETS:
Investments in the Funds, at value (Notes 1 and 2).......  $14,658,170   $18,159,152    $12,515,927   $63,882,239   $190,338,686
Receivable for subscription of units.....................       36,423        21,780        30,925        202,472        245,668
                                                           -----------   -----------    -----------   -----------   ------------
 Total assets............................................   14,694,593    18,180,932    12,546,852     64,084,711    190,584,354
                                                           -----------   -----------    -----------   -----------   ------------
LIABILITIES:
Payable for redemption of units..........................            0         1,380         3,376         28,438         79,151
Accrued expenses.........................................        8,803        12,876         8,772         44,960        101,589
                                                           -----------   -----------    -----------   -----------   ------------
 Total liabilities.......................................        8,803        14,256        12,148         73,398        180,740
                                                           -----------   -----------    -----------   -----------   ------------
 Net assets attributable to annuity contractholders......  $14,685,790   $18,166,676    $12,534,704   $64,011,313   $190,403,614
                                                           ===========   ===========    ===========   ===========   ============
Accumulation units.......................................    1,023,590     1,313,065       638,648      3,011,719      8,469,952
                                                           ===========   ===========    ===========   ===========   ============
Unit value...............................................  $     14.35   $     13.84    $    19.63    $     21.25   $      22.48
                                                           ===========   ===========    ===========   ===========   ============


                                                              DIVERSIFIED INVESTORS PORTFOLIOS
                                                           ---------------------------------------                    SCUDDER
                                                            GROWTH &       EQUITY        SPECIAL                   INTERNATIONAL
                                                             INCOME        GROWTH        EQUITY        CALVERT        EQUITY
                                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                           ----------   ------------   -----------   -----------   -------------

ASSETS:
Investments in the Funds, at value (Notes 1 and 2).......  $5,140,543   $113,978,053   $10,825,872   $17,707,211    $ 6,456,425

Receivable for subscription of units.....................     31,447         224,121        56,821        51,126         47,794
                                                           ----------   ------------   -----------   -----------     ----------

 Total assets............................................  5,171,990     114,202,174    10,882,693    17,758,337      6,504,219
                                                           ----------   ------------   -----------   -----------     ----------

LIABILITIES:
Payable for redemption of units..........................        974          48,391           889           149            486

Accrued expenses.........................................      3,341          59,827         7,161        12,407          4,392
                                                           ----------   ------------   -----------   -----------     ----------

 Total liabilities.......................................      4,315         108,218         8,050        12,556          4,878
                                                           ----------   ------------   -----------   -----------     ----------

 Net assets attributable to annuity contractholders......  $5,167,675   $114,093,956   $10,874,643   $17,745,781    $ 6,499,341
                                                           ==========   ============   ===========   ===========     ==========

Accumulation units.......................................    388,800       4,460,273       730,748     1,052,208        617,428
                                                           ==========   ============   ===========   ===========     ==========

Unit value...............................................  $   13.29    $      25.58   $     14.88   $     16.87    $     10.53
                                                           ==========   ============   ===========   ===========     ==========


                       See notes to financial statements.

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                               DIVERSIFIED INVESTORS PORTFOLIOS
                                                              -------------------------------------------------------------------
                                                                           INTERMEDIATE   GOVERNMENT/
                                                                MONEY       GOVERNMENT     CORPORATE                    EQUITY
                                                                MARKET         BOND          BOND        BALANCED       INCOME
                                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                              ----------   ------------   -----------   -----------   -----------
Investment income:
Allocated income from Diversified Investors Portfolios (Note
 2).........................................................   $688,543     $  890,335    $  623,403    $ 1,951,016   $ 5,209,350
Dividend income (Note 2)....................................          0              0             0              0             0
                                                               --------     ----------    ----------    -----------   -----------
 Total investment income....................................    688,543        890,335       623,403      1,951,016     5,209,350
                                                               --------     ----------    ----------    -----------   -----------
Expenses (Note 3):
 Mortality and expense risk.................................    108,605        143,713        89,245        442,768     1,376,390
 Less expenses reimbursed by AUSA...........................     23,601              0             0              0        75,741
                                                               --------     ----------    ----------    -----------   -----------
 Net expenses...............................................     85,004        143,713        89,245        442,768     1,300,649
                                                               --------     ----------    ----------    -----------   -----------
Net investment income (loss)................................    603,539        746,622       534,158      1,508,248     3,908,701
                                                               --------     ----------    ----------    -----------   -----------
Realized and unrealized gains (losses) on investments (Note
 2):
 Net realized gains (losses) on investments.................       (339)        77,297        50,050      4,286,978     2,577,701
 Net increase (decrease) in unrealized appreciation on
   investments..............................................          0      1,119,694       996,478      5,671,255    37,923,714
                                                               --------     ----------    ----------    -----------   -----------
Net realized and unrealized gains (losses) on investments...       (339)     1,196,991     1,046,528      9,958,233    40,501,415
                                                               --------     ----------    ----------    -----------   -----------
Net increase in net assets resulting from operations........   $603,200     $1,943,613    $1,580,686    $11,466,481   $44,410,116
                                                               ========     ==========    ==========    ===========   ===========

                                                                Diversified Investors Portfolios
                                                                --------------------------------
                                                                                                                      SCUDDER
                                                               GROWTH &      EQUITY       SPECIAL                  INTERNATIONAL
                                                                INCOME       GROWTH        EQUITY      CALVERT        EQUITY
                                                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                              ----------   -----------   ----------   ----------   -------------

Investment income:
Allocated income from Diversified Investors Portfolios (Note
 2).........................................................   $ 31,950    $   501,142   $  12,984    $       0      $       0

Dividend income (Note 2)....................................          0              0           0    1,066,091          2,542
                                                               --------    -----------   ----------   ----------      --------

 Total investment income....................................     31,950        501,142      12,984    1,066,091          2,542
                                                               --------    -----------   ----------   ----------      --------

Expenses (Note 3):
 Mortality and expense risk.................................     20,964        825,151      40,010      119,492         34,386

 Less expenses reimbursed by AUSA...........................          0        227,156           0            0              0
                                                               --------    -----------   ----------   ----------      --------

 Net expenses...............................................     20,964        597,995      40,010      119,492         34,386
                                                               --------    -----------   ----------   ----------      --------

Net investment income (loss)................................     10,986        (96,853)    (27,026 )    946,599        (31,844)
                                                               --------    -----------   ----------   ----------      --------

Realized and unrealized gains (losses) on investments (Note
 2):
 Net realized gains (losses) on investments.................    685,410      2,442,805     850,109      756,235          6,827

 Net increase (decrease) in unrealized appreciation on
   investments..............................................    (79,577)    12,687,743     705,769    1,631,822        422,407
                                                               --------    -----------   ----------   ----------      --------

Net realized and unrealized gains (losses) on investments...    605,833     15,130,548   1,555,878    2,388,057        429,234
                                                               --------    -----------   ----------   ----------      --------

Net increase in net assets resulting from operations........   $616,819    $15,033,695   $1,528,852   $3,334,656     $ 397,390
                                                               ========    ===========   ==========   ==========      ========


                       See notes to financial statements.

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                             DIVERSIFIED INVESTORS PORTFOLIOS
                                                       -----------------------------------------------------------------------------
                                                                    INTERMEDIATE GOVERNMENT/
                                                          MONEY     GOVERNMENT    CORPORATE                   EQUITY      GROWTH &
                                                         MARKET        BOND         BOND       BALANCED       INCOME       INCOME
                                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                       -----------  -----------  -----------  -----------  ------------  -----------
From operations:
 Net investment income (loss)......................... $  603,539   $  746,622   $  534,158   $1,508,248   $ 3,908,701   $   10,986
 Net realized gains (losses) on investments...........       (339)      77,297       50,050    4,286,978     2,577,701      685,410
 Net increase (decrease) in unrealized appreciation on
   investments........................................          0    1,119,694      996,478    5,671,255    37,923,714      (79,577)
                                                       ----------   -----------  -----------  -----------   -----------  -----------

 Net increase in net assets resulting from
   operations.........................................    603,200    1,943,613    1,580,686   11,466,481    44,410,116      616,819
                                                       ----------   -----------  -----------  -----------   -----------  -----------

From unit transactions (Note 4):
 Net proceeds from the issuance of units.............. 12,706,887   11,817,737    6,353,831   32,300,710    61,691,825    4,932,557
 Net asset value of units redeemed.................... (6,640,069)  (2,696,134)  (1,845,514)  (8,928,089)  (22,667,336)    (680,846)
                                                       ----------   -----------  -----------  -----------   -----------  -----------

Net increase in net assets from unit transactions.....  6,066,818    9,121,603    4,508,317   23,372,621    39,024,489    4,251,711
                                                       ----------   -----------  -----------  -----------   -----------  -----------

Net increase in net assets............................  6,670,018   11,065,216    6,089,003   34,839,102    83,434,605    4,868,530
Net assets:
 Beginning of year....................................  8,015,772    7,101,460    6,445,701   29,172,211   106,969,009      299,145
                                                       ------------ -----------  ------------ ------------ ------------  -----------

 End of year.......................................... $14,685,790  $18,166,676  $12,534,704  $64,011,313  $190,403,614  $5,167,675
                                                       ==========   ===========  ===========  ===========  ============  ===========
Units outstanding beginning of year...................    587,295      580,105      385,881    1,750,876     6,344,534       29,489
Units issued during year..............................    911,106      938,737      352,907    1,728,730     3,297,278      415,475
Units redeemed during year............................   (474,811)    (205,777)    (100,140)    (467,887)   (1,171,860)     (56,164)
                                                       ----------   -----------  -----------  -----------  ------------  -----------
Units outstanding end of year.........................  1,023,590    1,313,065      638,648    3,011,719     8,469,952      388,800
                                                       ==========   ===========  ===========  ===========  ============  ===========

                                                               DIVERSIFIED
                                                           INVESTORS PORTFOLIO
                                                        -------------------------                SCUDDER
                                                           EQUITY       SPECIAL                 INTERNATIONAL
                                                           GROWTH       EQUITY       CALVERT      EQUITY
                                                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                        ------------  -----------  -----------  ----------
From operations:
 Net investment income (loss).........................  $   (96,853)  $  (27,026)  $  946,599   $ (31,844)
 Net realized gains (losses) on investments...........    2,442,805      850,109      756,235       6,827
 Net increase (decrease) in unrealized appreciation on
   investments........................................   12,687,743      705,769    1,631,822     422,407
                                                        -----------   ----------   -----------  ---------
 Net increase in net assets resulting from
   operations.........................................   15,033,695    1,528,852    3,334,656     397,390
                                                        -----------   ----------   -----------  ---------
From unit transactions (Note 4):
 Net proceeds from the issuance of units..............   53,802,815    9,355,594    9,140,477   5,377,149
 Net asset value of units redeemed....................  (15,634,374)    (897,441)  (2,268,091)   (826,569)
                                                        -----------   ----------   -----------  ---------
Net increase in net assets from unit transactions.....   38,168,441    8,458,153    6,872,386   4,550,580
                                                        -----------   ----------   -----------  ---------
Net increase in net assets............................   53,202,136    9,987,005   10,207,042   4,947,970
Net assets:
 Beginning of year....................................   60,891,820      887,638    7,538,739   1,551,371
                                                        -----------   ----------   -----------  ---------
 End of year..........................................  $114,093,956  $10,874,643  $17,745,781  $6,499,341
                                                        ===========   ==========   ===========  =========
Units outstanding beginning of year...................    2,812,266       83,503      575,200     162,316
Units issued during year..............................    2,313,863      711,286      626,721     537,369
Units redeemed during year............................     (665,856)     (64,041)    (149,713)    (82,257)
                                                        -----------   ----------   -----------  ---------
Units outstanding end of year.........................    4,460,273      730,748    1,052,208     617,428
                                                        ===========   ==========   ===========  =========

                       See notes to financial statements.

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                           DIVERSIFIED INVESTORS PORTFOLIOS
                                                        -----------------------------------------------------------------------
                                                               FOR THE PERIOD AUGUST 18, 1994* THROUGH DECEMBER 31, 1994
                                                        -----------------------------------------------------------------------
                                                          MONEY       INTERMEDIATE     GOVERNMENT/                    EQUITY
                                                          MARKET     GOVERNMENT BOND    CORPORATE     BALANCED        INCOME
                                                        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                        ----------   ---------------   -----------   -----------   ------------
From operations:
 Net investment income (loss).........................  $  75,083      $    79,574     $   69,464    $   204,439   $    669,293
 Net realized gains (losses) on investments...........       (113)             689        (56,967)        14,307          7,264
 Net increase (decrease) in unrealized appreciation on
   investments........................................          0          (76,469)        42,725       (436,273)    (3,423,467)
                                                        ----------      ----------     ----------    -----------   ------------
 Net increase (decrease) in net assets resulting from
   operations.........................................     74,970            3,794         55,222       (217,527)    (2,746,910)
                                                        ----------      ----------     ----------    -----------   ------------
From unit transactions:
 Net proceeds from the issuance of units..............  8,312,365        7,527,162      6,737,812     31,111,015    113,434,098
 Net asset value of units redeemed....................   (371,563)        (429,496)      (347,333)    (1,721,277)    (3,718,179)
                                                        ----------      ----------     ----------    -----------   ------------
 Net increase in net assets from unit transactions....  7,940,802        7,097,666      6,390,479     29,389,738    109,715,919
                                                        ----------      ----------     ----------    -----------   ------------
Net assets end of period..............................  $8,015,772     $ 7,101,460     $6,445,701    $29,172,211   $106,969,009
                                                        ==========      ==========     ==========    ===========   ============
Units issued during the period........................    614,681          615,322        406,852      1,854,069      6,563,713
Units redeemed during the period......................    (27,386)         (35,217)       (20,971)      (103,193)      (219,179)
                                                        ----------      ----------     ----------    -----------   ------------
Units outstanding end of period.......................    587,295          580,105        385,881      1,750,876      6,344,534
                                                        ==========      ==========     ==========    ===========   ============
---------------
* Commencement of operations.

                                                           Diversified Investors Portfolio
                                                        -------------------------------------
                                                                                FOR THE PERIOD
                                                        AUGUST 24,   AUGUST 18,    AUGUST 24,   AUGUST 18,    AUGUST 24,
                                                          1994*         1994*        1994*        1994*          1994*
                                                                            THROUGH DECEMBER 31, 1994
                                                        ------------------------------------------------------------------
                                                                                                                SCUDDER
                                                         GROWTH &      EQUITY       SPECIAL                  INTERNATIONAL
                                                          INCOME       GROWTH        EQUITY      CALVERT        EQUITY
                                                        SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                        ----------   -----------   ----------   ----------   -------------
From operations:
 Net investment income (loss).........................   $    391    ($   33,159)   $     64    $ 219,472     ($    1,923)
 Net realized gains (losses) on investments...........       (680)      (651,406)      8,817         (954)            (24)
 Net increase (decrease) in unrealized appreciation on
   investments........................................      2,190        288,214       2,163     (266,714)        (50,808)
                                                         --------    -----------    --------    ----------     ----------
 Net increase (decrease) in net assets resulting from
   operations.........................................      1,901       (396,351)     11,044      (48,196)        (52,755)
                                                         --------    -----------    --------    ----------     ----------
From unit transactions:
 Net proceeds from the issuance of units..............    308,974     63,704,643     890,956    8,000,765       1,640,352
 Net asset value of units redeemed....................    (11,730)    (2,416,472)    (14,362)    (413,830)        (36,226)
                                                         --------    -----------    --------    ----------     ----------
 Net increase in net assets from unit transactions....    297,244     61,288,171     876,594    7,586,935       1,604,126
                                                         --------    -----------    --------    ----------     ----------
Net assets end of period..............................   $299,145    $60,891,820    $887,638    $7,538,739    $ 1,551,371
                                                         ========    ===========    ========    ==========     ==========
Units issued during the period........................     30,644      2,925,280      84,857      606,742         166,014
Units redeemed during the period......................     (1,155)      (113,014)     (1,354)     (31,542)         (3,698)
                                                         --------    -----------    --------    ----------     ----------
Units outstanding end of period.......................     29,489      2,812,266      83,503      575,200         162,316
                                                         ========    ===========    ========    ==========     ==========
---------------
* Commencement of operations.

                       See notes to financial statements.

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                         NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION AND BUSINESS

     Diversified Investors Variable Funds ("DIVF") is a separate investment account established on November 30, 1993 by AUSA Life Insurance Company, Inc. ("AUSA") under the laws of the State of New York.

     DIVF operates as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). DIVF holds assets that are segregated from all of AUSA's other assets and, at present, is used as an investment vehicle under certain tax-deferred annuity contracts issued by AUSA to fund retirement plans maintained by certain not-for-profit and other organizations ("Group Plans"). AUSA is the legal owner of the assets in DIVF.

     DIVF had no assets or operations until August 18, 1994 (commencement of operations). There are currently ten subaccounts within DIVF which are available to contractholders of Group Plans, and each invests only in a corresponding portfolio of Diversified Investors Portfolios (the "Portfolios"), the Calvert Responsibly Invested Balanced Portfolio, a Series of Acacia Capital Corporation ("Calvert") or the International Portfolio of the Scudder Variable Life Investment Fund ("Scudder") (collectively referred to as the "Funds"). The respective financial statements of the Funds are contained elsewhere in this report. Three additional subaccounts of DIVF have been established and registered under the 1940 Act but have not commenced operations, i.e., the High Quality Bond, High Yield Bond and International Equity Subaccounts.

     At December 31, 1995, each DIVF Subaccount's investment in the corresponding Portfolios was as follows:

                                                                      PERCENTAGE INVESTMENT
                                  SUBACCOUNT                              IN PORTFOLIO
            ------------------------------------------------------    ---------------------
            Money Market..........................................            10.35%
            Intermediate Government Bond..........................            21.12
            Government/Corporate Bond.............................             3.72
            Balanced..............................................            38.25
            Equity Income.........................................            24.90
            Growth & Income.......................................             4.12
            Equity Growth.........................................            51.26
            Special Equity........................................             3.43

2.   SIGNIFICANT ACCOUNTING POLICIES

A.  INVESTMENTS:

     The investment by DIVF in the Portfolios reflects DIVF's proportionate interest in the net assets of the Portfolios. The investment in shares of Calvert and Scudder is stated at net asset value. DIVF subaccounts which invest in Calvert and Scudder record their security transactions at the prior day's ending net asset value per share. Valuation of securities held in each of the Portfolios is discussed in Note 2A of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. A description of portfolio valuation accounting policies for Calvert and Scudder can be found in Note A of their financial statements contained elsewhere in this report.

B.  INVESTMENT INCOME:

     Each DIVF subaccount earns income, net of expenses, daily on its investment in the corresponding Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the corresponding Portfolios are allocated pro rata among the investors at the time of such

                      DIVERSIFIED INVESTORS VARIABLE FUNDS
determination. Dividend income is recorded on the ex-dividend date. Realized gains and losses from the sale of investments are determined on the basis of identified cost.

C.  FEDERAL INCOME TAXES:

     The operations of DIVF form a part of, and are taxed with, the operations of AUSA. AUSA does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributed to DIVF. Based upon this expectation, no charges are currently being deducted from DIVF for federal income tax purposes.

D.  OTHER:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   FEES AND TRANSACTIONS WITH AFFILIATES

     Certain subaccounts of DIVF purchase interests in the Portfolios; therefore, the net assets of those DIVF Subaccounts reflect the investment management fees charged by Diversified Investment Advisors, Inc. (an affiliate of AUSA), the investment advisor, which provides investment advice and related services for the Portfolios.

     AUSA has voluntarily undertaken to reimburse certain subaccounts, a portion of the expenses that the Portfolios incurred in the determination of net investment income allocable to the subaccounts. In accordance with the above undertaking, AUSA has determined to limit all such expenses of the Money Market, Equity Income, Equity Growth and Scudder International Equity Subaccounts to 0.10%, 0.46%. 0.50% and 1.02%, respectively, of average net assets. As a result of the above, AUSA reimbursed fees of $23,601, $75,741, and $227,156 for the Money Market, Equity Income and Equity Growth Subaccounts, respectively.

     In addition, AUSA charges a daily mortality and risk fee computed at 0.90% of average net assets, however, AUSA reserves the right to charge a maximum rate of 1.25% upon written notice. Although annuity payments differ according to the investments performance of the DIVF Subaccounts, they are not affected by mortality and expense risk because AUSA assumes the mortality and risk expense under the contract.

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

4.   GROUP PLAN ASSUMPTIONS

     On December 31, 1993, AUSA entered into an agreement with The Mutual Life Insurance Company of New York ("MONY") pursuant to which certain contracts issued by MONY to Group Plans may be transferred through assumption reinsurance to AUSA subject to receipt of any necessary state insurance department approvals and authorizations. The assumption reinsurance of any Group Plan to AUSA will result in the transfer of the applicable assets out of a corresponding MONY separate account and into DIVF. Assets transferred from MONY pursuant to this assumption reinsurance transaction for the years ended December 31, 1995 and 1994, were as follows:

                                                               1995           1994
                            SUBACCOUNTS                       AMOUNT         AMOUNT
            --------------------------------------------    ----------     -----------
            Money Market................................    $1,867,363     $ 7,329,470
            Intermediate Government Bond................     8,782,763       7,009,246
            Government/Corporate Bond...................     1,841,524       6,122,972
            Balanced....................................    11,617,343      28,079,379
            Equity Income...............................    29,614,226     108,398,220
            Equity Growth...............................    19,543,177      57,640,191
            Calvert.....................................     3,908,172       7,327,885
                                                            ----------     -----------
                                                            $77,174,568    $221,907,363
                                                            ==========     ===========

     The amounts related to these assumptions are included as proceeds from the issuance of units in the Statements of Changes in Net Assets.

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

5.   FINANCIAL HIGHLIGHTS

     For one Accumulation Unit outstanding throughout the period:

                                                                                   INTERMEDIATE
                                                                                    GOVERNMENT        GOVERNMENT/
                                                                 MONEY MARKET          BOND         CORPORATE BOND     BALANCED
                                                                  SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                                ---------------   ---------------   ---------------   ----------
                                                                 1995    1994*     1995    1994*     1995    1994*     1995
                                                                ------   ------   ------   ------   ------   ------   ------
Net asset value, beginning of period..........................  $13.65   $13.44   $12.24   $12.33   $16.70   $16.76   $16.66
                                                                ------   ------   ------   ------   ------   ------   ------
Income from investment operations:
Net investment income.........................................    0.59     0.22     0.57     0.24     0.84     0.32     0.50
Net realized and unrealized gains (losses) on investments.....    0.11    (0.01)    1.03    (0.33)    2.09    (0.38)    4.09
                                                                ------   ------   ------   ------   ------   ------   ------
Total from investment operations..............................    0.70     0.21     1.60    (0.09)    2.93    (0.06)    4.59
                                                                ------   ------   ------   ------   ------   ------   ------
Net asset value, end of period................................  $14.35   $13.65   $13.84   $12.24   $19.63   $16.70   $21.25
                                                                ======   ======   ======   ======   ======   ======   ======
Ratio of net investment income to average net assets (net of
 reimbursements)***(1)........................................    5.05%    4.65%    4.81%    5.64%    5.41%    5.64%    3.09%
Ratio of expenses to average net assets (net of
 reimbursements)***(1)........................................    0.71%    0.73%    0.93%    0.95%    0.90%    0.94%    9.10%
Ratio of net investment income to average net assets***.......    4.85%    4.43%    4.81%    5.64%    5.41%    5.64%    3.09%
Ratio of expenses to average net assets***....................    0.91%    0.94%    0.93%    0.95%    0.90%    0.94%    0.91%


                                                                                              GROWTH &           EQUITY
                                                              BALANCED    EQUITY INCOME        INCOME            GROWTH
                                                             SUBACCOUNT    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                             ----------  ---------------   ---------------   ---------------
                                                                1994*     1995    1994*     1995    1994**    1995    1994*
                                                                ------   ------   ------   ------   ------   ------   ------
Net asset value, beginning of period..........................  $16.85   $16.86   $17.21   $10.14   $10.31   $21.65   $20.67
                                                                ------   ------   ------   ------   ------   ------   ------
Income from investment operations:
Net investment income.........................................    0.20     0.46     0.18     0.03     0.03    (0.02)   (0.02)
Net realized and unrealized gains (losses) on investments.....   (0.39)    5.16    (0.53)    3.12    (0.20)    3.95     1.00
                                                                ------   ------   ------   ------   ------   ------   ------
Total from investment operations..............................   (0.19)    5.62    (0.35)    3.15    (0.17)    3.93     0.98
                                                                ------   ------   ------   ------   ------   ------   ------
Net asset value, end of period................................  $16.66   $22.48   $16.86   $13.29   $10.14   $25.58   $21.65
                                                                ======   ======   ======   ======   ======   ======   ======
Ratio of net investment income to average net assets (net of
 reimbursements)***(1)........................................    3.47%    2.55%    3.09%    0.47%    0.85%   -0.11%   -0.27%
Ratio of expenses to average net assets (net of
 reimbursements)***(1)........................................    0.95%    0.85%    0.95%    0.89%    0.80%    0.66%    0.93%
Ratio of net investment income to average net assets***.......    3.47%    2.50%    30.9%    0.47%    0.85%   -0.36%   -0.27%
Ratio of expenses to average net assets***....................    0.95%    0.90%    0.95%    0.89%    0.80%    0.91%    0.93%


                                                                                                        SCUDDER
                                                                    SPECIAL                          INTERNATIONAL
                                                                    EQUITY            CALVERT           EQUITY
                                                                  SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                                ---------------   ---------------   ---------------
                                                                 1995    1994**    1995    1994*     1995    1994**
                                                                ------   ------   ------   ------   ------   ------
Net asset value, beginning of period..........................  $10.63   $10.47   $13.11   $13.28   $ 9.56   $10.18
                                                                ------   ------   ------   ------   ------   ------
Income from investment operations:
Net investment income.........................................   (0.04)      --     0.90     0.66    (0.05)   (0.03)
Net realized and unrealized gains (losses) on investments.....    4.29     0.16     2.86    (0.83)    1.02    (0.59)
                                                                ------   ------   ------   ------   ------   ------
Total from investment operations..............................    4.25     0.16     3.76    (0.17)   (0.62)    0.97
                                                                 ------   ------   ------   ------   ------   ------
Net asset value, end of period................................  $14.88   $10.63   $16.87   $13.11   $10.53   $ 9.56
                                                                ======   ======   ======   ======   ======   ======
Ratio of net investment income to average net assets (net of
 reimbursements)***(1)........................................   -0.59%    0.05%    7.00%   11.76%   -0.83%   -0.81%
Ratio of expenses to average net assets (net of
 reimbursements)***(1)........................................    0.87%    0.80%    0.88%    0.76%    0.90%    0.81%
Ratio of net investment income to average net assets***.......   -0.59%    0.05%    7.00%   11.76%   -0.83%   -0.81%
Ratio of expenses to average net assets***....................    0.87%    0.80%    0.88%    0.76%    0.90%    0.81%

---------------

 * For the period August 18, 1994 (commencement of operations) to December 31, 1994

 ** For the period August 24, 1994 (commencement of operations) to December 31, 1994

*** All ratios for 1994 are annualized

(1) See Note 4

                      DIVERSIFIED INVESTORS VARIABLE FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 June 30, 1996
                                  (Unaudited)



                                                          Diversified Investors Portfolios
                                 -----------------------------------------------------------------------------------
                                     Money         Intermediate      Government/                         Equity
                                     Market      Government Bond   Corporate Bond      Balanced          Income
                                   Subaccount       Subaccount       Subaccount       Subaccount       Subaccount
                                 --------------  ----------------  ---------------  --------------  ----------------
Assets:
Investment in Diversified
  Investors Portfolios, at
value (Notes 1 and 2)..........  $   16,091,068   $   18,694,861    $  14,209,675   $   78,648,772  $    225,334,242
                                 --------------  ----------------  ---------------  --------------  ----------------
     Total assets..............      16,091,068       18,694,861       14,209,675       78,648,772       225,334,242
                                 --------------  ----------------  ---------------  --------------  ----------------
Liabilities:
Accrued expenses...............          18,536           26,949           20,060          111,452           313,609
                                 --------------  ----------------  ---------------  --------------  ----------------
     Total liabilities.........          18,536           26,949           20,060          111,452           313,609
                                 --------------  ----------------  ---------------  --------------  ----------------
Net assets attributable to
  annuity contractholders......  $   16,072,532   $   18,667,912    $  14,189,615   $   78,537,320  $    225,020,633
                                 --------------  ----------------  ---------------  --------------  ----------------
                                 --------------  ----------------  ---------------  --------------  ----------------
Accumulation units.............       1,095,598        1,358,426          737,986        3,523,278         9,395,167
                                 --------------  ----------------  ---------------  --------------  ----------------
                                 --------------  ----------------  ---------------  --------------  ----------------
Unit value.....................  $        14.67   $        13.74    $       19.23   $        22.29  $          23.95
                                 --------------  ----------------  ---------------  --------------  ----------------
                                 --------------  ----------------  ---------------  --------------  ----------------


                       See notes to financial statements.

                     Diversified Investors Portfolios
--------------------------------------------------------------------------                     Scudder
  Equity        Growth &          Equity          Special      Aggressive                   International
   Value         Income           Growth           Equity        Equity        Calvert          Equity
Subaccount     Subaccount       Subaccount       Subaccount    Subaccount     Subaccount      Subaccount
-----------  --------------  ----------------  --------------  -----------  --------------  --------------
 $   5,561   $   13,011,470  $    144,468,419  $   29,882,188   $  12,904   $   19,887,632  $   11,734,120
-----------  --------------  ----------------  --------------  -----------  --------------  --------------
     5,561       13,011,470       144,468,419      29,882,188      12,904       19,887,632      11,734,120
-----------  --------------  ----------------  --------------  -----------  --------------  --------------

    --               17,221           230,161          40,446      --               28,474          16,006
-----------  --------------  ----------------  --------------  -----------  --------------  --------------
    --               17,221           230,161          40,446      --               28,474          16,006
-----------  --------------  ----------------  --------------  -----------  --------------  --------------
 $   5,561   $   12,994,249  $    144,238,258  $   29,841,742   $  12,904   $   19,859,158  $   11,718,114
-----------  --------------  ----------------  --------------  -----------  --------------  --------------
-----------  --------------  ----------------  --------------  -----------  --------------  --------------
       559          885,722         4,994,671       1,701,226       1,294        1,147,080       1,023,526
-----------  --------------  ----------------  --------------  -----------  --------------  --------------
-----------  --------------  ----------------  --------------  -----------  --------------  --------------
 $    9.95   $        14.67  $          28.88  $        17.54   $    9.97   $        17.31  $        11.45
-----------  --------------  ----------------  --------------  -----------  --------------  --------------
-----------  --------------  ----------------  --------------  -----------  --------------  --------------

                      DIVERSIFIED INVESTORS VARIABLE FUNDS
                            STATEMENTS OF OPERATIONS
                       For the Period Ended June 30, 1996
                                  (Unaudited)



                                                             Diversified Investors Portfolios
                                      ------------------------------------------------------------------------------
                                         Money       Intermediate      Government/                        Equity
                                        Market     Government Bond   Corporate Bond      Balanced         Income
                                      Subaccount      Subaccount       Subaccount       Subaccount      Subaccount
                                      -----------  ----------------  ---------------  --------------  --------------
Investment income:
Allocated income (loss) from
  Diversified Investors Portfolios
  (Note 2)..........................   $ 415,679     $    513,758     $     411,101   $    1,277,379  $    3,199,658
Dividend income.....................      --              --               --               --              --
                                      -----------  ----------------  ---------------  --------------  --------------
          Total investment income
              (loss)................     415,679          513,758           411,101        1,277,379       3,199,658
                                      -----------  ----------------  ---------------  --------------  --------------
Expenses (Note 3)...................
     Mortality and expense risk.....      72,243           82,831            59,879          324,112         936,549
     Less expenses reimbursed by
     AUSA...........................      15,799          --               --               --                29,025
                                      -----------  ----------------  ---------------  --------------  --------------
     Net expenses...................      56,444           82,831            59,879          324,112         907,524
                                      -----------  ----------------  ---------------  --------------  --------------
Net investment income (loss)........     359,235          430,927           351,222          953,267       2,292,134
                                      -----------  ----------------  ---------------  --------------  --------------
Realized and unrealized gains
  (losses) on investments (Note 2)
     Net realized gains (losses) on
investments.........................        (187)        (118,565)          (25,513)       5,217,454       6,316,929
     Net increase (decrease) in
       unrealized appreciation
       (depreciation) on
       investments..................      --             (441,149)         (595,030)      (2,852,516)      4,262,412
                                      -----------  ----------------  ---------------  --------------  --------------
     Net realized and unrealized
       gains (losses) on
       investments..................        (187)        (559,714)         (620,543)       2,364,938      10,579,341
                                      -----------  ----------------  ---------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from
  operations........................   $ 359,048     $   (128,787)    $    (269,321)  $    3,318,205  $   12,871,475
                                      -----------  ----------------  ---------------  --------------  --------------
                                      -----------  ----------------  ---------------  --------------  --------------

---------------
* May 10, 1996, Commencement of Operations

                       See notes to financial statements.

                  Diversified Investors Portfolios
--------------------------------------------------------------------                 Scudder
  Equity      Growth &        Equity         Special     Aggressive                International
  Value *      Income         Growth         Equity       Equity *      Calvert       Equity
Subaccount   Subaccount     Subaccount     Subaccount    Subaccount   Subaccount    Subaccount
-----------  -----------  --------------  -------------  -----------  -----------  ------------
 $      10    $  54,648   $     (164,057) $      22,013   $     (12)   $  --        $   --
    --           --             --             --            --           --           196,980
-----------  -----------  --------------  -------------  -----------  -----------  ------------
        10       54,648         (164,057)        22,013         (12)      --           196,980
-----------  -----------  --------------  -------------  -----------  -----------  ------------
    --           41,264          568,279         86,371      --           84,669        41,252
    --           --               82,524       --            --           --            --
-----------  -----------  --------------  -------------  -----------  -----------  ------------
    --           41,264          485,755         86,371      --           84,669        41,252
-----------  -----------  --------------  -------------  -----------  -----------  ------------
        10       13,384         (649,812)       (64,358)        (12)     (84,669)      155,728
-----------  -----------  --------------  -------------  -----------  -----------  ------------
         8      235,474        4,027,898      1,792,838        (512)      53,240        20,930
       (94)     594,630       12,277,724      1,320,880          84      510,792       598,372
-----------  -----------  --------------  -------------  -----------  -----------  ------------
       (86)     830,104       16,305,622      3,113,718        (428)     564,032       619,302
-----------  -----------  --------------  -------------  -----------  -----------  ------------
 $     (76)   $ 843,488   $   15,655,810  $   3,049,360   $    (440)   $ 479,363    $  775,030
-----------  -----------  --------------  -------------  -----------  -----------  ------------
-----------  -----------  --------------  -------------  -----------  -----------  ------------

                      DIVERSIFIED INVESTORS VARIABLE FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Period Ended June 30, 1996
                                  (Unaudited)



                                                            Diversified Investors Portfolios
                                    --------------------------------------------------------------------------------
                                                     Intermediate
                                        Money         Government      Government                         Equity
                                        Market           Bond       Corporate Bond     Balanced          Income
                                      Subaccount      Subaccount      Subaccount      Subaccount       Subaccount
                                    --------------  --------------  --------------  --------------  ----------------
From operations:
     Net investment income
     (loss).......................  $      359,235  $      430,927  $      351,222  $      953,267  $      2,292,134
     Net realized gains (losses)
       on investments.............            (187)       (118,565)        (25,513)      5,217,454         6,316,929
     Net increase (decrease) in
       unrealized appreciation
       (depreciation) on
       investments................        --              (441,149)       (595,030)     (2,852,516)        4,262,412
                                    --------------  --------------  --------------  --------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       operations.................         359,048        (128,787)       (269,321)      3,318,205        12,871,475
From unit transactions (Note 4):
     Net proceeds from the
       issuance of units..........       8,024,774       2,038,041       3,075,312      16,746,898        33,913,431
     Net asset value of units
       redeemed...................      (6,997,080)     (1,408,018)     (1,151,080)     (5,539,096)      (12,167,887)
                                    --------------  --------------  --------------  --------------  ----------------
     Net increase in net assets
       from unit transactions.....       1,027,694         630,023       1,924,232      11,207,802        21,745,544
                                    --------------  --------------  --------------  --------------  ----------------
Net increase in net assets........       1,386,742         501,236       1,654,911      14,526,007        34,617,019
Net assets:
     Beginning of period..........      14,685,790      18,166,676      12,534,704      64,011,313       190,403,614
                                    --------------  --------------  --------------  --------------  ----------------
     End of period................  $   16,072,532  $   18,667,912  $   14,189,615  $   78,537,320  $    225,020,633
                                    --------------  --------------  --------------  --------------  ----------------
                                    --------------  --------------  --------------  --------------  ----------------
Units outstanding beginning of
    period........................       1,023,590       1,313,065         638,648       3,011,719         8,469,952
Units issued during period........         554,680         148,035         159,260         764,247         1,445,369
Units redeemed during period......        (482,672)       (102,674)        (59,922)       (252,688)         (520,154)
                                    --------------  --------------  --------------  --------------  ----------------
Units outstanding end of period...       1,095,598       1,358,426         737,986       3,523,278         9,395,167
                                    --------------  --------------  --------------  --------------  ----------------
                                    --------------  --------------  --------------  --------------  ----------------


---------------
* May 10, 1996, Commencement of Operations

                       See notes to financial statements.

                     Diversified Investors Portfolios
--------------------------------------------------------------------------                     Scudder
  Equity        Growth &          Equity          Special      Aggressive                   International
  Value*         Income           Growth           Equity        Equity*       Calvert          Equity
Subaccount     Subaccount       Subaccount       Subaccount    Subaccount     Subaccount      Subaccount
-----------  --------------  ----------------  --------------  -----------  --------------  --------------
 $      10   $       13,384  $       (649,812) $      (64,358)  $     (12)  $      (84,669) $      155,728
         8          235,474         4,027,898       1,792,838        (512)          53,240          20,930
       (94)         594,630        12,277,724       1,320,880          84          510,792         598,372
-----------  --------------  ----------------  --------------  -----------  --------------  --------------
       (76)         843,488        15,655,810       3,049,360        (440)         479,363         775,030
     5,637        7,849,016        25,553,328      17,445,035      13,344        3,116,505       5,329,504
    --             (865,930)      (11,064,836)     (1,527,296)     --           (1,482,491)       (885,761)
-----------  --------------  ----------------  --------------  -----------  --------------  --------------
     5,637        6,983,086        14,488,492      15,917,739      13,344        1,634,014       4,443,743
-----------  --------------  ----------------  --------------  -----------  --------------  --------------
     5,561        7,826,574        30,144,302      18,967,099      12,904        2,113,377       5,218,773
    --            5,167,675       114,093,956      10,874,643      --           17,745,781       6,499,341
-----------  --------------  ----------------  --------------  -----------  --------------  --------------
 $   5,561   $   12,994,249  $    144,238,258  $   29,841,742   $  12,904   $   19,859,158  $   11,718,114
-----------  --------------  ----------------  --------------  -----------  --------------  --------------
-----------  --------------  ----------------  --------------  -----------  --------------  --------------
    --              388,800         4,460,273         730,748      --            1,052,208         617,428
       559          558,286           948,273       1,067,546       1,294          181,117         487,201
    --              (61,364)         (413,875)        (97,068)     --              (86,245)        (81,103)
-----------  --------------  ----------------  --------------  -----------  --------------  --------------
       559          885,722         4,994,671       1,701,226       1,294        1,147,080       1,023,526
-----------  --------------  ----------------  --------------  -----------  --------------  --------------
-----------  --------------  ----------------  --------------  -----------  --------------  --------------

                    (This page is intentionally left blank.)

                      DIVERSIFIED INVESTORS VARIABLE FUNDS
                         Notes To Financial Statements
                                 (Unaudited)

1. Organization and Business

     Diversified Investors Variable Funds ("DIVF") is a separate investment account established on November 30, 1993 by AUSA Life Insurance Company, Inc. ("AUSA") under the laws of the State of New York.

     DIVF operates as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). DIVF holds assets that are segregated from all of AUSA's other assets and, at present, is used as an investment vehicle under certain tax-deferred annuity contracts issued by AUSA to fund retirement plans maintained by certain not-for-profit and other organizations ("Group Plans"). AUSA is the legal holder of the assets in DIVF.

     DIVF had no assets or operations until August 18, 1994 (commencement of operations). There are currently 12 subaccounts within DIVF which are available to contractholders of Group Plans, and each invests only in a corresponding portfolio of Diversified Investors Portfolios (the "Portfolios"), the Calvert Responsibly Invested Balanced Portfolio, a Series of Acacia Capital Corporation ("Calvert") or the International Portfolio of the Scudder Variable Life Investment Fund ("Scudder") (collectively referred to as the "Funds"). The respective financial statements of the Funds are contained elsewhere in this report. Three additional subaccounts of DIVF have been established and registered under the 1940 Act but have not commenced operations, i.e., the High Quality Bond, High Yield Bond and International Equity subaccounts.

     At June 30, 1996, each DIVF Subaccount's investment in the corresponding Portfolios was as follows:



                                                                 Percentage Investment in
                        Subaccount                                       Portfolio
-----------------------------------------------------------  ---------------------------------
Money Market...............................................                  11.70%
Intermediate Government Bond...............................                  20.55
Government/Corporate Bond..................................                   3.77
Balanced...................................................                  36.12
Equity Income..............................................                  27.23
Equity Value...............................................                   0.03
Growth & Income............................................                   6.83
Equity Growth..............................................                  54.92
Special Equity.............................................                   6.76
Aggressive Equity..........................................                   0.08


2. Significant Accounting Policies

A. Investments:

     The investment by DIVF in the Portfolios reflects DIVF's proportionate interest in the net assets of the Portfolios. The investment in shares of Calvert and Scudder is stated at net asset value. DIVF subaccounts which invest in Calvert and Scudder record their security transactions at the prior day's ending net asset value per share. Valuation of securities held in each of the Portfolios is discussed in Note 2A of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. A description of portfolio valuation for Calvert and Scudder can be found in Note A of their financial statements contained elsewhere in this report.

                      DIVERSIFIED INVESTORS VARIABLE FUNDS
                    Notes To Financial Statements--(cont'd)
                                (Unaudited)

B. Investment Income:

     Each DIVF subaccount earns income, net of expenses, daily on its investment in the corresponding Portfolio. All of the net investment income and realized and unrealized gain and loss from the security transactions of the corresponding Portfolios are allocated pro rata among the investors at the time of such determination. Dividend income is recorded on the ex-dividend date. Realized gain and loss from the sale of investments are determined on the basis of identified cost.

C. Federal Income Taxes:

     The operations of DIVF form a part of, and are taxed with, the operations of AUSA. AUSA does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributed to DIVF. Based upon this expectation, no charges are currently being deducted from DIVF for Federal income tax purposes.

D. Other:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Fees and Transactions with Affiliates

     Because certain subaccounts of DIVF purchase interests in Diversified Investors Portfolios, the net assets of those DIVF Subaccounts reflect the investment management fee charged by Diversified Investment Advisors, Inc. (an affiliate of AUSA), the investment advisor, which provides investment advice and related services for Diversified Investors Portfolios.

     Daily charges to DIVF for mortality and expense risks assumed by AUSA are computed at an annual rate of 0.90%; however, AUSA reserves the right to charge maximum fees of 1.25% upon written notice.

     AUSA has voluntarily undertaken to waive fees of the Money Market, Equity Income, Equity Growth and Scudder International Equity Subaccounts, to the extent necessary, to limit all expenses (other than mortality and expense risk charges) to 0.10%, 0.46%, 0.50% and 1.02%, respectively, of average net assets. As of May 1, 1996 AUSA discontinued reimbursement for the Equity Income Subaccount. AUSA reserves the right to raise these limits upon written notice.

4. Group Plan Assumptions

     On December 31, 1993, AUSA entered into an agreement with The Mutual Life Insurance Company of New York ("MONY") pursuant to which certain contracts issued by MONY to Group Plans may be transferred through assumption reinsurance to AUSA subject to receipt of any necessary state insurance department approvals and authorizations. The assumption reinsurance of any Group Plan to AUSA will result in the transfer of the applicable assets out of a corresponding MONY separate

                      DIVERSIFIED INVESTORS VARIABLE FUNDS
                    Notes To Financial Statements--(cont'd)
                                 (Unaudited)

account and into DIVF. Assets transferred from MONY pursuant to this assumption reinsurance transaction were as follows:



                                                           For the period     For the year
                                                               ended             ended
                       Subaccount                          June 30, 1996   December 31, 1995
---------------------------------------------------------  --------------  ------------------
Money Market.............................................   $     17,001     $    1,867,363
Intermediate Government Bond.............................         10,488          8,782,763
Government/Corporate Bond................................         18,168          1,841,524
Balanced.................................................         19,616         11,617,343
Equity Income............................................        432,827         29,614,226
Equity Growth............................................         94,561         19,543,177
Calvert..................................................          2,476          3,908,172
                                                           --------------  ------------------
                                                            $    595,137     $   77,174,568
                                                           --------------  ------------------
                                                           --------------  ------------------


     The amounts related to these assumptions are reflected as proceeds from the issuance of units on the Statements of Changes in Net Assets.

                      DIVERSIFIED INVESTORS VARIABLE FUNDS
                    Notes To Financial Statements--(cont'd)
                                (Unaudited)

5. Financial Highlights

     For one Accumulating Unit outstanding throughout the period:



                                                        Diversified Investors Portfolios
                        ------------------------------------------------------------------------------------------------
                                                                        Intermediate                   Government/
                                   Money Market                          Government                   Corporate Bond
                                    Subaccount                           Subaccount                     Subaccount
                        -----------------------------------  -----------------------------------  ----------------------
                         For the           For the            For the           For the            For the     For the
                         Period              Year             Period              Year             Period       Year
                          Ended             Ended              Ended             Ended              Ended       Ended
                         6/30/96    12/31/95    12/31/94**    6/30/96    12/31/95    12/31/94**    6/30/96    12/31/95
                        ---------  -----------  -----------  ---------  -----------  -----------  ---------  -----------
Net asset value,
 beginning of
 period...............  $   14.35   $   13.65    $   13.44   $   13.84   $   12.24    $   12.33   $   19.63   $   16.70
                        ---------  -----------  -----------  ---------  -----------  -----------  ---------  -----------
Income from investment
 operations:
Net investment income
 (loss)...............       0.32        0.59         0.22        0.32        0.57         0.24        0.50        0.84
Net gains (loss) on
 investments, (both
 realized and
 unrealized)..........     --            0.11        (0.01)      (0.42)       1.03        (0.33)      (0.90)       2.09
                        ---------  -----------  -----------  ---------  -----------  -----------  ---------  -----------
Total increase
 (decrease) from
 investment
 operations...........       0.32        0.70         0.21       (0.10)       1.60        (0.09)      (0.40)       2.93
                        ---------  -----------  -----------  ---------  -----------  -----------  ---------  -----------
Net asset value, end
 of period............  $   14.67   $   14.35    $   13.65   $   13.74   $   13.84    $   12.24   $   19.23   $   19.63
                        ---------  -----------  -----------  ---------  -----------  -----------  ---------  -----------
                        ---------  -----------  -----------  ---------  -----------  -----------  ---------  -----------
Ratio of net income
 (loss) to average net
 assets
 (net of
 reimbursement)+......       4.58%       5.05%        4.65%       4.74%       4.81%        5.64%       5.34%       5.41%
Ratio of expenses to
 average net assets
 (net of
 reimbursement)+......       1.02%       0.71%        0.73%       1.32%       0.93%        0.95%       1.29%       0.90%
Ratio of net income
 (loss) to average net
 assets...............       4.37%       4.85%        4.43%       4.74%       4.81%        5.64%       5.34%       5.41%
Ratio of expenses to
 average net assets...       1.22%       0.91%        0.94%       1.32%       0.93%        0.95%       1.29%       0.90%



                                                  Balanced                           Equity Income
                                                 Subaccount                           Subaccount
                                     -----------------------------------  -----------------------------------
                                      For the           For the            For the           For the
                                      Period              Year             Period              Year
                                       Ended             Ended              Ended             Ended
                        12/31/94**    6/30/96    12/31/95    12/31/94**    6/30/96    12/31/95    12/31/94**
                        -----------  ---------  -----------  -----------  ---------  -----------  -----------
Net asset value,
 beginning of
 period...............   $   16.76   $   21.25   $   16.66    $   16.85   $   22.48   $   16.86    $   17.21
                        -----------  ---------  -----------  -----------  ---------  -----------  -----------
Income from investment
 operations:
Net investment income
 (loss)...............        0.32        0.29        0.50         0.20        0.26        0.46         0.18
Net gains (loss) on
 investments, (both
 realized and
 unrealized)..........       (0.38)       0.75        4.09        (0.39)       1.21        5.16        (0.53)
                        -----------  ---------  -----------  -----------  ---------  -----------  -----------
Total increase
 (decrease) from
 investment
 operations...........       (0.06)       1.04        4.59        (0.19)       1.47        5.62        (0.35)
                        -----------  ---------  -----------  -----------  ---------  -----------  -----------
Net asset value, end
 of period............   $   16.70   $   22.29   $   21.25    $   16.66   $   23.95   $   22.48    $   16.86
                        -----------  ---------  -----------  -----------  ---------  -----------  -----------
                        -----------  ---------  -----------  -----------  ---------  -----------  -----------
Ratio of net income
 (loss) to average net
 assets
 (net of
 reimbursement)+......        5.64%       2.68%       3.09%        3.47%       2.24%       2.55%        3.09%
Ratio of expenses to
 average net assets
 (net of
 reimbursement)+......        0.94%       1.40%       0.91%        0.95%       1.36%       0.85%        0.95%
Ratio of net income
 (loss) to average net
 assets...............        5.64%       2.68%       3.09%        3.47        2.20%       2.50%        3.09%
Ratio of expenses to
 average net assets...        0.94%       1.40%       0.91%        0.95%       1.38%       0.90%        0.95%

--------------
 * May 10, 1996, Commencement of Operations

 ** For the period August 18, 1994 (Commencement of Operations) to December 31,
    1994.

*** For the period August 24, 1994 (Commencement of Operatins) to December 31,
    1994.

 + All Ratios for 1994 and Annualized.

                      DIVERSIFIED INVESTORS VARIABLE FUNDS
                    Notes To Financial Statements--(cont'd)
                                (Unaudited)


                                             Diversified Investors Portfolios
--------------------------------------------------------------------------------------------------------------------------
  Equity
  Value*               Growth & Income                       Equity Growth                       Special Equity
Subaccount               Subaccount                           Subaccount                           Subaccount
-----------  -----------------------------------  -----------------------------------  -----------------------------------
  For the     For the           For the            For the           For the            For the           For the
  Period      Period              Year             Period              Year             Period              Year
   Ended       Ended             Ended              Ended             Ended              Ended             Ended
  6/30/96     6/30/96    12/31/95    12/31/94***   6/30/96    12/31/95    12/31/94***   6/30/96    12/31/95    12/31/94***
-----------  ---------  -----------  -----------  ---------  -----------  -----------  ---------  -----------  -----------
 $   10.00   $   13.29   $   10.14    $   10.31   $   25.58   $   21.65    $   20.67   $   14.88   $   10.63    $   10.47
-----------  ---------  -----------  -----------  ---------  -----------  -----------  ---------  -----------  -----------
      0.01        0.02        0.03         0.03       (0.14)      (0.02)       (0.02)      (0.06)      (0.04)      --
     (0.06)       1.36        3.12        (0.20)       3.44        3.95         1.00        2.72        4.29         0.16
-----------  ---------  -----------  -----------  ---------  -----------  -----------  ---------  -----------  -----------
     (0.05)       1.38        3.15        (0.17)       3.30        3.93         0.98        2.66        4.25         0.16
-----------  ---------  -----------  -----------  ---------  -----------  -----------  ---------  -----------  -----------
      9.95
 $           $   14.67   $   13.29    $   10.14   $   28.88   $   25.58    $   21.65   $   17.54   $   14.88    $   10.63
-----------  ---------  -----------  -----------  ---------  -----------  -----------  ---------  -----------  -----------
-----------  ---------  -----------  -----------  ---------  -----------  -----------  ---------  -----------  -----------
      1.59%       0.31%       0.47%        0.85%      (1.04)%     (0.11)%      (0.27)%     (0.67)%     (0.59)%       0.05%
      0.61%       1.57%       0.89%        0.80%       1.53%       0.66%       (0.27)%      1.75%       0.87%        0.80%
      1.59%       0.31%       0.47%        0.85%      (1.16)%     (0.36)%       0.93%      (0.67)%     (0.59)%       0.05%
      0.83%       1.57%       0.89%          80%       1.65%       0.91%        0.27%       1.75%       0.87%        0.80%



                                                                Scudder
Aggressive                                                   International
  Equity*              Calvert Series                        Equity Series
Subaccount!4]             Subaccount                          Subaccount
-----------  -----------------------------------  -----------------------------------
  For the     For the           For the            For the           For the
  Period      Period              Year             Period              Year
   Ended       Ended             Ended              Ended             Ended
  6/30/96     6/30/96    12/31/95    12/31/94***   6/30/96    12/31/95    12/31/94***
-----------  ---------  -----------  -----------  ---------  -----------  -----------
 $   10.00   $   16.87   $   13.11    $   13.28   $   10.53   $    9.56    $   10.18
-----------  ---------  -----------  -----------  ---------  -----------  -----------

     (0.01)      (0.08)       0.90         0.66        0.19       (0.05)       (0.03)

     (0.02)       0.52        2.86        (0.83)       0.73        1.02        (0.59)
-----------  ---------  -----------  -----------  ---------  -----------  -----------

     (0.03)       0.44        3.76        (0.17)       0.92        0.97         (.62)
-----------  ---------  -----------  -----------  ---------  -----------  -----------
 $    9.97   $   17.31   $   16.87    $   13.11   $   11.45   $   10.53    $    9.56
-----------  ---------  -----------  -----------  ---------  -----------  -----------
-----------  ---------  -----------  -----------  ---------  -----------  -----------

     (0.76)%      (0.92)%     7.00%       11.76%       3.17%      (0.83)%       (0.81)%

      0.85%       0.92%       0.88%        0.76%       0.83%       0.90%        0.81%
     (0.76)%      (0.92)%     7.00%       11.76%       3.17%      (0.83)%       (0.81)%
      0.85%       0.92%       0.88%        0.76%       0.83%       0.90%        0.81%

                           Economic and Market Review

     Over the last three months, investors were busy analyzing numerous economic reports in an attempt to decide the fate of short-term interest rates. The general conclusion is that the economy is running on all cylinders and the only questions remaining are: when will the Federal Reserve raise interest rates? and by how much? The strength of the economy is primarily attributable to a resurgence in consumer confidence.

     Despite rising interest rates on mortgages, the housing market showed remarkable strength, as did the retail sector with generally better than expected comparable same store sales. Both of these events boosted new factory orders. Perhaps the increase in consumer spending and confidence is directly correlated to a buoyant labor market, as the economy created more jobs than anticipated, and to a decrease in the nation's unemployment rate. Most important, inflation, as measured by both the Producer Price Index and the Consumer Price Index, seems to be behaving nicely. In fact, producer prices actually fell in June for the first time in three months. However, many skeptics believe that inflation, constrained over the past few years by marginal wage pressures and commodity prices, now present the main economic risk on the horizon.

     During the quarter, the stock market, as measured by the S&P 500 Index, continued its trend upward by returning 4.5%. The bond market's return, as measured by the Lehman Brothers Government/Corporate Index was 0.4%

     The stock market's climb during the quarter was attributable to exploding retail demand as individuals continued to pour money into mutual funds. Net sales persisted at a record pace as $124 billion was deposited into equity mutual funds through May (a level nearly matching the full year 1995). In addition, investors were pleasantly surprised with the release of the first quarter's earnings reports, as the majority of the companies in the S&P 500 posted better than expected results. Small company stocks, as measured by the Russell 2000 Index, returned 5.0%, outperforming their bethren large company stocks. The relative outperformance of small companies was attributable to their ability to grow profits at a faster pace, the recent strength in the U.S. economy, and a resurgence in the value of the dollar versus other major currencies.

     Investors, worried that the stronger than expected growth in the economy would potentially lead to inflationary pressures, bid down the prices on bonds. As in the first quarter, yields continued to rise across the maturity spectrum. In terms of maturities, the shortest maturities performed best.

                             Money Market Portfolio

     During the second quarter of 1996, the economy showed continued, if not accelerating growth. In particular, the employment and housing sectors as well as consumer spending proved that the economy was more resilient than had previously been expected.

     These areas of growth, and most importantly their potential effect on wages in the labor market, led to widespread speculation by investors that inflation concerns would lead the Federal Reserve to tighten credit.

     Consequently, the rates on benchmark 30-day commercial paper moved upward from 5.25% at the beginning of April to 5.38% at the end of the quarter. Current economic growth, while moving upwards, has not yet been threatening enough to stimulate action by the Fed. However, continued strength could lead to a 25 basis point tightening by the Fed sometime in the third quarter.

     The Portfolio continues to be invested in high-quality short-term instruments, principally commercial paper. Maturities will be kept short to provide flexibility should higher rates appear. The average maturity of the portfolio has shortened slightly, to 30.5 days as of June 28, 1996.

                          High Quality Bond Portfolio

     Interest rates rose across the maturity spectrum during the second quarter. The rise in interest rates, thus causing the prices of bonds to fall, was largely attributable to the belief that the greater than anticipated strength in the economy would eventually create inflationary pressures.

     Early in the quarter, Treasury prices fell in response to the continued strength in the consumer sector, primarily from buoyant housing and retail markets, renewed vigor in the manufacturing sector led by durable goods orders, and an unexpected increase in construction spending. In addition, there were two other economic statistics released in April that significantly affected the bond market. First, the employment report, released on April 5, indicated that job growth remained strong and unemployment was low. Secondly, the Producer Price Index was reported higher than expected. This in and of itself was not significant, but when coupled with a surge in commodity prices and a tight labor market, initiated speculation that inflation was not far behind.

     A sharp rise in consumer confidence, and the unexpectedly strong first quarter Gross Domestic Product report, send yields soaring from 6.84% to 7.12% during the first three trading days in May. Supply created by the Treasury's quarterly refunding kept yields above 7.00% until May 10. A calming inflation report sparked a rally that brought bond yields down to 6.85%. Yields fluctuated in a very narrow range of 6.82% to 6.86% for the rest of the month.

     The month of June was turning out to be a replay of the prior months, but a late rally across the maturity spectrum during the last week caused the bond market to post positive results. This late rally was attributable to optimism that the Federal Reserve Board will leave monetary policy unchanged at its meeting in early July.

     Merganser's outlook over the next 12-18 months is for the economy to grow at a moderate 2.5% - 3.0% rate. They believe that the economy has some residual steam, with inflation remaining under control.

                     Intermediate Government Bond Portfolio

     The Lehman Brothers Intermediate Government Index returned .67% for the three month period ending in June although much of the positive return could be attributed to a strong rally on the final day of the quarter. The bond market witnessed a dramatic steepening of the yield curve during this period as long-term rates increased much more than short-term rates. Therefore, as was true for the first quarter of 1996, shorter-term issues generally outperformed their longer-term counterparts.

     The quarter started off on a down note for bondholders as most of the economic reports released suggested an economy that was growing rapidly. The employment report in April indicated the economy added almost three times as many jobs as analysts expected. Bond prices dropped driving the yield on the 30-year Treasury up to almost 7% on fears that a much stronger economy would bring with it higher inflation, which erodes the value of any fixed income investment. Data released in mid-April, confirming that inflation was not yet a problem, caused bonds to rally somewhat until month end. However, in late April and early May, bond prices once again came under pressure due to a sharp rise in consumer confidence levels as well as the release of a much higher than anticipated first quarter GDP figure. Once again though, inflation indicators (CPI, PPI) were reported at levels below traders' expectations, and bonds recouped some of their losses. June activity followed the trend set in the previous two months as very strong economic reports released early in the month pushed bond prices lower. The number of new jobs added for the month was more than twice the anticipated number and the housing sector remained strong despite increasing interest rates. The yield on the 30-year Treasury rose to 7.2%, the highest level in over a year. Inflation levels remained subdued despite the apparent increase in economic activity, but traders were now apprehensive that the Federal Reserve might attempt to slow down the economy by bumping up short-term interest rates at its meeting in early July. However, as the month ended traders stepped in and bought bonds at levels they thought represented a good value, confident that the Fed would not take action at its upcoming meeting.

     The Portfolio has maintained a duration very close to that of its benchmark, the Lehman Intermediate Government Bond Index, throughout the second quarter of this year. The Portfolio will continue to seek high quality Government issues, and it is expected to maintain a duration close to that of its benchmark over the near term.

                      Government/Corporate Bond Portfolio

     Due to a significant rally during the final few days of June, bonds in this segment of the market managed to post a positive return for the three month period ending June 20th. As measured by the Lehman Brothers Government/Corporate Index, bonds returned .47% during the second quarter. Consistent with the first quarter of 1996, shorter duration issues generally outperformed those with longer durations as interest rates went higher.

     Most of the economic data released during the period pointed toward an economy that seemed to be expanding at a healthy rate, and many bond traders expected it to continue to do so. For example, the housing sector remained strong even though mortgage rates were pushed higher, and manufacturing was making a comeback due to a need for businesses to replenish inventories that were at low levels. However, the single biggest factor driving interest rates higher over the past few months was the much larger than anticipated creation of new jobs. Traders feared the large employment gains, coupled with the other indicators of accelerating growth, might signal the end of the period of favorable inflation readings. In addition to the large number of jobs being created, reports show employers are also increasing compensation. In that the labor market is tight currently (unemployment 5.3%), employers may be raising salaries in order to keep and/or attract qualified workers. It may be just a matter of time until the increased costs are reflected in the inflation indicators. The Federal Reserve has been watching closely for any signs of higher inflation. If these costs are passed on to the consumer, the Fed may take action to slow the pace of growth by increasing short-term interest rates.

     The Portfolio was kept at a slightly shorter duration than its benchmark during the quarter, the Lehman Brothers Government/Corporate Index, and has outperformed as interest rates climbed higher. Also benefiting the portfolio was exposure to the asset backed and mortgage sectors relative to the Index as these were the two best performing sectors of the investment grade market. The Portfolio will be managed to a duration at or slightly below that of its Index until clearer evidence emerges as to the strength and direction of the economy.

                               Balanced Portfolio

     Balanced investors continued to earn fair returns in the second quarter as the Lipper Balanced Fund Index gained 2.2%--this puts its year-to-date total return at about 4.5%. However, there continues to be a wide discrepancy between stock and bond asset classes. The broad stock and bond markets, as defined by the S&P 500 and Lehman Government/Corporate Bond Indices, returned 4.5% and 0.5% respectively. Stocks have now outperformed for six consecutive quarters and hold a 34.6% advantage for the entire period. This environment has clearly favored portfolios with a strong equity bias. Some of the key factors behind the equity market's relative strength were earnings that generally surpassed expectations, data releases indicative of a fairly healthy economy, and cash flows to equity mutual funds continuing at a record pace. A short-term technical rally late in the quarter enabled the bond market to post a slightly positive return. However, many bond investors continue to be concerned about the strength of the recent economic data and the prospect of tighter monetary policy going forward.

     The second quarter results of the Balanced Portfolio were most impacted by asset allocation and equity segment results. The Portfolio's increasingly conservative asset allocation had a slightly negative impact on total return for the quarter. The reduction in equity exposure by about 7% during the quarter detracted from return as stocks continued to outperform. This move was based on the view that stronger than expected economic growth may bring even higher interest rates. Higher rates hurt the equity markets, as they lower corporate profits and provide more competition for investors' funds.

     Equity segment results were greatly influenced by investment style. Value oriented strategies, such as that utilized in the Portfolio, underperformed their more aggressive, growth counterparts due to the fact that technology and non-cyclical sectors led the market. It is very difficult for value managers to get participation in these sectors as they typically carry the highest valuations in the market.

                            Equity Income Portfolio

     Income oriented stock investors generally realized fair returns in the second quarter. The Lipper Equity Income Fund Index has now returned 7.1% year-to-date after the most recent quarterly return of 2.7%. Moreover, equity income funds generally underperformed more aggressive capital appreciation and small company funds, whose comparable indices returned 4.5% and 8.1% for the quarter, respectively. These results show how the market was led by smaller, growth oriented companies for most of the period. However, the nearly 40% total return for the Equity Income Index over the past sixteen months is still quite high by historical standards, inasmuch as these portfolios are considered among the least risky equity funds. Some of the key catalysts behind the market's advance in the second quarter were earnings reports that were somewhat stronger than anticipated, government data releases indicative of a healthy U.S. economy, and several mergers which served to expand valuations in several sectors.

     Second quarter performance of the Equity Income Portfolio was also impacted by sector allocation and stock selection. The Portfolio's underweighted positions in technology and consumer non-cyclicals hurt relative results as these two areas were the best performing groups of the broad market. However, this result is in line with expectations, as it is very difficult to reconcile these growth oriented and lower yielding companies with the conservative, dividend oriented strategy of the Portfolio.

     The benefits from superior stock selection were evident in the utility sector. A bias toward large telecommunication companies paid off as this industry is currently benefiting from a more relaxed regulatory environment due to the telecommunications reform bill; improved earnings resulting from leaner cost structures, and large mergers boosting valuations. The Portfolio participated in this group through Pacific Telesis, Bellsouth, and Sprint which all returned over 11% for the quarter.

                             Equity Value Portfolio

     Stock selection among the finance, consumer cyclical and utility sectors, outweighed positive sector selection, particularly in the energy sector.

     The finance sector was the largest detractor to performance. The June labor report, which was stronger than expected, caused interest rates to rise threatening profits among insurers and brokerage firms, which comprise approximately 80% of this sector's weighting. In addition, an underweighted position in the banking stocks also hindered the Portfolio's relative performance. The Portfolio's underweighted position in banks is largely due to relatively high multiples.

     The consumer cyclical sector's underperformance was attributable to the retail, media and entertainment stocks. After a strong showing, investors took profits from the retail stocks. Additionally, these stocks sold off as investors believe that a slowing economy in the second half of the year would crimp profits. The media and entertainment stocks have been weak for quite some time reflecting over capacity in these areas.

                           Growth & Income Portfolio

     The stock market, as measured by the S&P 500 Index, continued its upward pattern by returning 4.5% for the quarter. As in the prior quarter, the market's performance was buoyed by exploding demand in retail mutual funds. Net sales persisted at a record pace, with over $100 billion flowing into equity mutual funds through May. In addition, generally better-than-expected earnings reports released early in the quarter were greeted positively by investors.

     The Portfolio benefited from strong stock selection in the consumer cyclical and technology sectors, while the utility sector detracted from performance.

     The consumer cyclical sector benefited from its relative overweighted position in retail stocks. This group's performance was largely attributable to stronger than expected consumer spending, which was a result of improving incomes and job prospects, as the economy continued to show signs of resurging. In addition, solid earnings reports and positive comparable same store sales released during the quarter made investors believe that stronger earnings reports were on the way. Portfolio stocks such as Dayton Hudson Corp., TJX Company, Inc. and Home Depot led the way.

     Despite a late quarter sell-off, the Portfolio's technology sector contributed positively to performance as it was the best performing sector for the quarter. The Portfolio's exposure in the telecommunication equipment area and computer software companies were the primary drivers. Telecommunication stocks such as Cascade Communications, Tellabs, Inc., and US Robotics, Inc. benefited from the introduction of new products, and announced acquisitions that will enhance and complement existing products and better-than-expected earnings. Microsoft Corp. led the software manufacturers. The company's stock price reached an all-time high after it received commitments for its new Windows NT product and a solid earnings report.

     Stock selection in the utility sector detracted from performance impacted largely by MCI Corp. and SBC Communications, Inc. MCI Corp. stock price fell. The company will most likely report that volume growth will fall approximately 7% as the company steers away from carrying other long distance company calls and a contracting customer base. SBC Communications, Inc. fell after it announced plans to purchase Pacific Telesis Group for an estimated $16.5 million.

                            Equity Growth Portfolio

     Growth investing continued to do fairly well in the second quarter as the Russell 1000 Growth Index and the Lipper Growth Fund Index returned 6.4% and 3.3%, respectively. These returns were quite strong relative to value investing, the other major investment style, which returned only 1.7% as measured by the Russell 1000 Value Index. One of the main factors behind the relative strength of growth investing was the uncertainty regarding the economy. Investors, unsure of the prospects for the economy, turned to sectors which offered the best growth potential regardless of economic conditions. This resulted in the non-cyclical and technology sectors, the primary domain of most growth strategies, leading the market with returns of 8.0% and 7.5% respectively. Although growth portfolios led the market, most other equity indices continued to post good returns in the second quarter. Some of the key catalysts to this advance were earnings reports that were somewhat better than anticipated, strong cash flows to equity mutual funds, and several large mergers that helped raise valuations.

     The Growth Portfolio's holdings in the technology sector had the largest impact on second quarter total return. This sector currently comprises about 36% of total equities but is diversified among several industries within the broad technology group. Some of the best performers were computer networking, telecommunications infrastructure, and internet companies. The networking area was led by 3Com and Cisco Systems, which both returned over 14% for the quarter on good earnings reports. The Portfolio's telecommunications stocks continued to outperform as rising call volume and increasing demand for data transmission technology resulted in generally good earnings for this group as well. Finally, internet companies UUNET and Netscape both saw their stocks rise dramatically, due to a corporate takeover and the announcements of key strategic alliances, respectively.

                            Special Equity Portfolio

     Small company stocks, as measured by the Russell 2000 Index, outperformed their brethren large company stocks, as measured by the S&P 500 Index. Small company and large company stock returns were 5.0% and 4.5%, respectively. This relative outperformance was primarily attributable to: small companies being able to grow profits at a faster pace, the recent strength of the US economy, and a resurgence in the value of the U.S. dollar versus other major currencies.

     The Special Equity Portfolio continues to demonstrate superior results relative to its benchmark, the Russell 2000 Index. Strong stock selection in the technology and business equipment and services sectors were the primary catalysts to performance.

     The outperformance of the technology sector was specifically due to a lack of exposure in the semiconductor stocks, which significantly underperformed for the quarter, and to stock selection in the communication equipment and computer software companies. The underperformance in the semiconductor stocks was due to lower expected earnings resulting from a substantial inventory correction. The Portfolio strategically eliminated these stocks late in 1995. The communication equipment stocks responded well to the rapid changes in the communication industry, as a result of new government legislation and the popularity among Internet users. The software stocks have also responded to the Internet arena as these companies are learning that they can cater to this market by making little changes to existing products. In addition, corporate America continues to expand data capabilities, which also benefited these stocks.

     The business service and equipment sector's strong result was primarily attributable to vocational education stocks, such as ITT Educational Services and National Education Corp. In addition, the computer service company Cambridge Technology Partners, and security service and product company Checkpoint Systems, boosted performance. The vocational training stocks have benefited from an indirect play from the growth in the technology field, as people are continually receiving the required training needed to perform their responsibilities. Checkpoint Systems rose after reporting better than expected earnings, as did Cambridge Technology Partners.

                          Aggressive Equity Portfolio

     July was a very difficult month for aggressively invested portfolios, particularly those focused on smaller cap, technology stocks. The NASDAQ market, where many of these companies trade, experienced a sharp correction in July (-10%) due to an abrupt shift in investor sentiment. Investors turned bearish on technology issues as a result of disappointing earnings from industry leaders such as Hewlett-Packard, Motorola, and Texas Instruments. Also contributing to the correction were signs of speculative excesses in the IPO market.

     Sector emphasis was the key factor in terms of performance attribution. Small cap technology stocks, as measured by the technology sector of the Russell 2000, returned -13.8% in July. This obviously hurt the Portfolio as the vast majority of funds are invested in this sector as it offers fundamentals consistent with rapid earnings acceleration.

                           High Yield Bond Portfolio

     As measured by the Salomon Brothers Cash Pay Index, high yield bonds returned about 1.4% for the second quarter of 1996, well ahead of most other fixed income indices. Strong mutual fund inflows combined with positive company specific news were, however, partially offset by the negative effect of rising interest rates and heavy new supply during the period. Consistent with the high yield sector in the first quarter of this year, the lower rated, shorter duration issues generally outperformed all other high yield issues.

     The Treasury market continued its influence on the high yield market during the second quarter. Accelerating economic growth was apparent in many of the economic indicators released during the period. The housing sector continued to exhibit strength, retailers were doing better and the manufacturing sector was trending upwards. This evidence of stronger growth had traders concerned that inflationary pressures would soon enter the equation. Thus, yields were pushed up on both investment and non-investment grade bonds. However, while the ten year Treasury fell 2.45% in price, high yield prices fell by just 1%. High yield issues were supported by investors who believed upbeat first quarter earnings reports and stronger economic activity would positively impact credit quality and valuations.

     Credit quality had a noticeable effect on return for the quarter. The CCC rated sector, which benefits most from an expanding economy, returned 2.2%. B rated issues returned 1.9%, and the higher quality BB issues returned .7%. Demonstrating the diversification benefits of investing in this asset class, the high yield market has returned 2.8% in 1996 while the ten year Treasury's return was -5%.

     The outlook for the high yield market remains positive, particularly relative to other fixed income investments. Investor demand for these securities is likely to remain strong, especially in light of the recent volatility of the broader stock and bond markets. The Portfolio remains defensively positioned with respect to industry exposure, and slightly overweighted in top tier BB rated issues. Under either of the most likely economic scenarios--continued acceleration or moderating growth--a portfolio consisting of BB and B rated securities is likely to outperform similar duration investment grade instruments by virtue of their relative credit safety and yield premium.

                         International Equity Portfolio

     The International equity market, as measured by the Morgan Stanley Capital International Gross Domestic Product Europe, Australia, Far East Index, continued its upward trend by returning 2.5% for the quarter. In fact, 17 of the 22 countries that comprise the Index posted positive returns in U.S. dollars. The best performers were Italy, Spain and Ireland, while the traditional market favorites such as Hong Kong, Germany and Japan were laggards.

     The Italian market not only gained a remarkable 11% in local currency, but the lira was the world's strongest currency. The Italian market reacted very positive to its election which ended with a moderate left wing government led by Mr. Prodi who seems determined to implement a wide range of reforms to bring the public sector deficits under control. Ireland is a model for what good policies consistently pursued can achieve. Over the last ten years, admittedly with the help of substantial European Union aid, the country has transformed itself from a debt-ridden agricultural backwater to the fastest growing economy in Europe, combined with healthy public finances and minimal inflation. Politics have also been important in the third best performer, Spain.

     Looking more broadly in Europe, the European markets are balanced between generally gloomy economic news and difficult profit comparisons on one hand, and easy money policies on the other. The inventory adjustment which weighed on the economies over the last 12 months appears to have come to an end, but there are very few signs of economic recovery. In these circumstances, the central banks continue to reduce interest rates by small amounts. Corporate restructuring and the concept of shareholder value, which have been so important in the American market in the last ten years, are increasingly the subject of discussion in Europe.

     Across the world in Japan, there is also some tentative discussion of restructuring and return on equity. More important in the shorter term is that the Japanese economic recovery is finally underway. First quarter gross domestic product figures showed an unexpectedly 12.7% (annualized) growth, with a particularly encouraging improvement in consumption. The market was also aided by corporate profits which started to recover from very depressed levels. Japan also seems to be reaching the bottom of the banking and real estate crisis.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Owners of Beneficial Interests of the Diversified Investors Portfolios:

     We have audited the accompanying statements of assets and liabilities of Diversified Investors Portfolios (comprising, respectively, the Money Market, High Quality Bond, Intermediate Government Bond, Government/Corporate Bond, Balanced, Equity Income, Growth and Income, Equity Growth, Special Equity, High-Yield Bond and International Equity Portfolios) (collectively the "Series Portfolios") as of December 31, 1995 and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended for each Portfolio except the High-Yield Bond and International Equity Portfolios, for which the periods were from August 22, 1995 and September 29, 1995 (commencement of operations), respectively, to December 31, 1995. These financial statements and financial highlights are the responsibility of the Series Portfolios management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios constituting Diversified Investors Portfolios as of December 31, 1995, the results of their operations, the changes in their net assets, and the financial highlights for the periods referred to above in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 12, 1996

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995

                                                                              INTERMEDIATE   GOVERNMENT/
                                                   MONEY           HIGH        GOVERNMENT     CORPORATE
                                                   MARKET      QUALITY BOND       BOND           BOND         BALANCED
                                                ------------   ------------   ------------   ------------   ------------
ASSETS:
Investments, at cost..........................  $141,642,545   $164,768,936   $94,192,491    $341,805,334   $198,158,473
                                                ------------   ------------   -----------    ------------   ------------
Investments, at market........................  $141,642,545   $166,373,100   $95,259,796    $357,816,218   $212,478,597
Repurchase agreement, at value................        56,639     4,459,931         82,793          86,916      5,702,169
Cash..........................................         2,636             0              0           1,054              0
Receivable from custodian.....................             0             0              0              0               0
Foreign currency holdings, at value (cost
 $693,265)....................................             0             0              0              0               0
Receivable for securities sold................             0       133,800              0              0         837,128
Interest receivable...........................             0     2,097,824        761,765      4,277,561         989,678
Dividends receivable..........................             0             0              0              0         147,754
Receivable from securities lending............             0             0          2,307          6,231          10,650
Receivable for forward currency contracts.....             0             0              0              0               0
Reimbursement from advisor....................         3,211           532         14,093          1,417          25,732
                                                ------------   ------------   -----------   ------------    ------------
   Total assets...............................   141,705,031   173,065,187     96,120,754    362,189,397     220,191,708
                                                ------------   ------------   -----------   ------------    ------------
LIABILITIES:
Deposit for securities loaned.................             0             0     10,071,250     25,518,850      45,257,850
Payable for securities purchased..............             0       453,494            338              0       7,806,862
Payable for forward currency contracts........             0             0              0              0               0
Accrued expenses:
 Investment advisory fees.....................        29,753        48,735         25,897         90,155          60,959
 Custody fees.................................         5,633         6,931          5,266         10,998           6,224
 Professional fees............................        21,664        21,937         20,085         19,574          20,181
 Printing fees................................         2,971         1,961            998          3,253           1,115
 Miscellaneous fees...........................         6,762         6,026          5,306          7,157           5,562
                                                ------------   ------------   -----------   ------------    ------------
   Total liabilities..........................        66,783       539,084     10,129,140     25,649,987      53,158,753
                                                ------------   ------------   -----------   ------------    ------------
Net assets....................................  $141,638,248   $172,526,103   $85,991,614   $336,539,410    $167,032,955
                                                ============   ============   ===========   ============    ============
Net assets consist of:
 Paid-in capital..............................  $141,638,248   $170,921,939   $84,924,309    $320,528,526   $152,712,831
 Net unrealized appreciation on investments,
   and translation of assets and liabilities
   in foreign currencies......................             0     1,604,164      1,067,305     16,010,884      14,320,124
                                                ------------   ------------   -----------    ------------   ------------
   Net assets.................................  $141,638,248   $172,526,103   $85,991,614    $336,539,410   $167,032,955
                                                ============   ============   ===========    ============   ============


                                                   EQUITY        GROWTH &        EQUITY        SPECIAL         HIGH
                                                   INCOME         INCOME         GROWTH         EQUITY      YIELD BOND
                                                ------------   ------------   ------------   ------------   ----------
ASSETS:
Investments, at cost..........................  $660,136,580   $108,334,032   $216,333,251   $275,177,944   $8,056,922
                                                ------------   ------------   ------------   ------------   ----------
Investments, at market........................  $805,216,482   $116,524,886   $255,883,019   $320,663,277   $8,218,968
Repurchase agreement, at value................        52,740     18,370,832      9,713,052     21,477,900           0
Cash..........................................           341              0              0              0     818,124
Receivable from custodian.....................             0              0        117,734              0           0
Foreign currency holdings, at value (cost
 $693,265)....................................             0              0              0              0           0
Receivable for securities sold................             0        708,217              0      2,909,595           0
Interest receivable...........................             0              0              0              0     186,824
Dividends receivable..........................     1,486,610        139,049         98,460        234,431           0
Receivable from securities lending............         3,223          1,470         19,961          6,894           0
Receivable for forward currency contracts.....             0              0              0              0           0
Reimbursement from advisor....................         2,387          2,967         (1,228)        18,641      10,320
                                                ------------   ------------   ------------   ------------   ----------
   Total assets...............................   806,761,783    135,747,421    265,830,998    345,310,738   9,234,236
                                                ------------   ------------   ------------   ------------   ----------
LIABILITIES:
Deposit for securities loaned.................    40,890,000      8,425,791     43,316,000     25,513,600           0
Payable for securities purchased..............     1,217,191      2,424,207              0      4,096,494     211,375
Payable for forward currency contracts........             0              0              0              0           0
Accrued expenses:
 Investment advisory fees.....................       269,680         58,059        121,159        194,740       2,835
 Custody fees.................................        33,745          5,296          6,921         22,690       4,507
 Professional fees............................        33,478         17,704         18,688         18,458       9,897
 Printing fees................................         5,904            352            555          1,062         636
 Miscellaneous fees...........................         9,255          4,281          5,285          5,469       7,391
                                                ------------   ------------   ------------   ------------   ----------
   Total liabilities..........................    42,459,253     10,935,690     43,468,608     29,852,513     236,641
                                                ------------   ------------   ------------   ------------   ----------
Net assets....................................  $764,302,530   $124,811,731   $222,362,390   $315,458,225   $8,997,595
                                                ============   ============   ============   ============   ==========
Net assets consist of:
 Paid-in capital..............................  $619,222,628   $116,620,877   $182,812,622   $269,972,892   $8,835,549
 Net unrealized appreciation on investments,
   and translation of assets and liabilities
   in foreign currencies......................   145,079,902      8,190,854     39,549,768     45,485,333     162,046
                                                ------------   ------------   ------------   ------------   ----------
   Net assets.................................  $764,302,530   $124,811,731   $222,362,390   $315,458,225   $8,997,595
                                                ============   ============   ============   ============   ==========


                                                INTERNATIONAL
                                                   EQUITY
                                                -------------
ASSETS:
Investments, at cost..........................   $78,000,625
                                                 -----------
Investments, at market........................   $79,175,541
Repurchase agreement, at value................             0
Cash..........................................     4,575,760
Receivable from custodian.....................             0
Foreign currency holdings, at value (cost
 $693,265)....................................       687,767
Receivable for securities sold................       162,684
Interest receivable...........................        35,859
Dividends receivable..........................        72,106
Receivable from securities lending............             0
Receivable for forward currency contracts.....       190,253
Reimbursement from advisor....................         6,191
                                                 -----------
   Total assets...............................    84,906,161
                                                 -----------
LIABILITIES:
Deposit for securities loaned.................             0
Payable for securities purchased..............     1,261,434
Payable for forward currency contracts........        29,556
Accrued expenses:
 Investment advisory fees.....................       143,910
 Custody fees.................................        11,973
 Professional fees............................         7,675
 Printing fees................................         1,459
 Miscellaneous fees...........................         3,839
                                                 -----------
   Total liabilities..........................     1,459,846
                                                 -----------
Net assets....................................   $83,446,315
                                                 ===========
Net assets consist of:
 Paid-in capital..............................   $82,111,576
 Net unrealized appreciation on investments,
   and translation of assets and liabilities
   in foreign currencies......................     1,334,739
                                                 -----------
   Net assets.................................   $83,446,315
                                                 ===========

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                           INTERMEDIATE   GOVERNMENT/
                                                 MONEY          HIGH        GOVERNMENT     CORPORATE                     EQUITY
                                                 MARKET     QUALITY BOND       BOND          BOND        BALANCED        INCOME
                                               ----------   ------------   ------------   -----------   -----------   ------------
Investment income:
 Dividend income.............................  $        0   $         0    $         0    $         0   $ 1,737,553   $ 20,486,295
 Interest income.............................   9,420,480    10,560,001      4,881,454     19,315,534     4,608,571      4,278,028
                                               ----------   -----------    -----------    -----------   -----------   ------------
   Total income..............................   9,420,480    10,560,001      4,881,454     19,315,534     6,346,124     24,764,323
                                               ----------   -----------    -----------    -----------   -----------   ------------
Expenses:
 Investment advisory fees....................     391,657       562,958        286,019      1,011,116       639,345      2,878,308
 Custody fees................................      48,971        42,976         38,278         68,817        54,977        170,931
 Professional fees...........................      25,341        25,441         22,529         25,811        24,073         40,231
 Printing fees...............................       3,953         2,942          1,979          4,234         2,096          6,885
 Miscellaneous fees..........................      22,990        21,477         19,071         23,609        18,621         32,710
                                               ----------   -----------    -----------    -----------   -----------   ------------
   Total Expenses............................     492,912       655,794        367,876      1,133,587       739,112      3,129,065
 Expenses waived by the investment advisor...      22,086         9,897         44,808              0        51,146              0
                                               ----------   -----------    -----------    -----------   -----------   ------------
   Net expenses..............................     470,826       645,897        323,068      1,133,587       687,966      3,129,065
                                               ----------   -----------    -----------    -----------   -----------   ------------
Net investment income........................   8,949,654     9,914,104      4,558,386     18,181,947     5,658,158     21,635,258
                                               ----------   -----------    -----------    -----------   -----------   ------------
Net realized and unrealized gains (losses) on
 investments:
 Net realized gains (losses) on
   investments...............................      (4,226)     (634,835)       379,479      1,365,500    11,609,960      9,847,566
 Net realized gains (losses) on foreign
   currency transactions.....................           0             0              0              0             0              0
 Net unrealized appreciation on
   investments...............................           0     7,048,911      5,777,385     29,472,541    17,788,835    158,219,366
 Net increase in unrealized appreciation on
   translation of assets and liabilities in
   foreign currencies........................           0             0              0             0              0              0
                                               ----------   -----------    -----------    -----------   -----------   ------------
Net realized and unrealized gains (losses) on
 investments.................................      (4,226)    6,414,076      6,156,864     30,838,041    29,398,795    168,066,932
                                               ----------   -----------    -----------    -----------   -----------   ------------
Net increase in net assets resulting from
 operations..................................  $8,945,428   $16,328,180    $10,715,250    $49,019,988   $35,056,953   $189,702,190
                                               ==========   ===========    ===========    ===========   ===========   ============
---------------
 * August 22, 1995, Commencement of Operations
** September 29, 1995, Commencement of Operations
# Net of withholding taxes of $25,308

                                                GROWTH &       EQUITY        SPECIAL        HIGH       INTERNATIONAL
                                                 INCOME        GROWTH        EQUITY      YIELD BOND*     EQUITY**
                                               -----------   -----------   -----------   -----------   -------------
Investment income:
 Dividend income.............................  $ 1,626,970   $   421,856   $ 1,688,432    $       0     $   198,388#
 Interest income.............................      624,447     1,810,218     1,232,053      240,742          66,670
                                               -----------   -----------   -----------     --------      ----------
   Total income..............................    2,251,417     2,232,074     2,920,485      240,742         265,058
                                               -----------   -----------   -----------     --------      ----------
Expenses:
 Investment advisory fees....................      639,911     1,272,213     2,018,861       11,146         143,910
 Custody fees................................       42,763        49,087       175,111        9,060          11,973
 Professional fees...........................       20,681        21,131        22,446        9,897           7,675
 Printing fees...............................        1,333         1,536         2,043          636           1,459
 Miscellaneous fees..........................       18,191        19,476        20,993        7,390           3,838
                                               -----------   -----------   -----------     --------      ----------
   Total Expenses............................      722,879     1,363,443     2,239,454       38,129         168,855
 Expenses waived by the investment advisor...       28,140             0        82,511       20,785           6,191
                                               -----------   -----------   -----------     --------      ----------
   Net expenses..............................      694,739     1,363,443     2,156,943       17,344         162,664
                                               -----------   -----------   -----------     --------      ----------
Net investment income........................    1,556,678       868,631       763,542      223,398         102,394
                                               -----------   -----------   -----------     --------      ----------
Net realized and unrealized gains (losses) on
 investments:
 Net realized gains (losses) on
   investments...............................   19,009,812     4,768,375    45,159,729        6,659          16,793
 Net realized gains (losses) on foreign
   currency transactions.....................            0             0             0            0          (8,241)
 Net unrealized appreciation on
   investments...............................    9,319,254    24,304,762    40,748,255      162,046       1,174,916
 Net increase in unrealized appreciation on
   translation of assets and liabilities in
   foreign currencies........................            0             0             0            0         159,823
                                               -----------   -----------   -----------     --------      ----------
Net realized and unrealized gains (losses) on
 investments.................................   28,329,066    29,073,137    85,907,984      168,705       1,343,291
                                               -----------   -----------   -----------     --------      ----------
Net increase in net assets resulting from
 operations..................................  $29,885,744   $29,941,768   $86,671,526    $ 392,103     $ 1,445,685
                                               ===========   ===========   ===========     ========      ==========
---------------
 * August 22, 1995, Commencement of Operation
** September 29, 1995, Commencement of Operat
# Net of withholding taxes of $25,308

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                   HIGH       INTERMEDIATE   GOVERNMENT/
                                                   MONEY         QUALITY       GOVERNMENT     CORPORATE
                                                   MARKET          BOND           BOND           BOND         BALANCED
                                                ------------   ------------   ------------   ------------   ------------
From operations:
 Net investment income........................  $  8,949,654   $  9,914,104   $  4,558,386    $18,181,947   $  5,658,158
 Net realized gains (losses) on investments...        (4,226)      (634,835)       379,479      1,365,500     11,609,960
 Net realized gains (losses) on foreign
   currency transactions......................             0              0              0              0              0
 Net unrealized appreciation on investments...             0      7,048,911      5,777,385     29,472,541     17,788,835
 Net increase in unrealized appreciation on
   translation of assets and liabilities in
   foreign currencies.........................             0              0              0              0              0
                                                ------------    -----------   ------------   ------------   --------------
 Net increase in net assets resulting from
   operations.................................     8,945,428     16,328,180     10,715,250     49,019,988     35,056,953
                                                ------------    -----------   ------------   ------------   --------------
From capital transactions:
 Proceeds from capital invested...............   393,166,782    141,659,639     38,046,469    151,446,357     80,590,418
 Value of capital withdrawn...................   421,983,754    129,457,932     49,408,845    110,912,327     74,123,531
                                                ------------    -----------   ------------   ------------   --------------
Net increase (decrease) in net assets
 resulting from capital transactions..........   (28,816,972)    12,201,707    (11,362,376)    40,534,030      6,466,887
                                                ------------    -----------   ------------   ------------   --------------
Net increase (decrease) in net assets.........   (19,871,544)    28,529,887       (647,126)    89,554,018     41,523,840
Net assets:
 Beginning of year............................   161,509,792    143,996,216     86,638,740    246,985,392    125,509,115
                                                ------------    -----------   ------------   ------------   --------------
End of year...................................  $141,638,248   $172,526,103   $ 85,991,614   $336,539,410   $167,032,955
                                                ============    ===========   ============   ============   ==============
---------------
 * August 22, 1995 Commencement of Operations
** September 29, 1995 Commencement of Operations.

                                                                                                               HIGH
                                                   EQUITY        GROWTH &        EQUITY        SPECIAL        YIELD
                                                   INCOME         INCOME         GROWTH         EQUITY        BOND*
                                                ------------   ------------   ------------   ------------   ----------
From operations:
 Net investment income........................  $ 21,635,258   $  1,556,678   $    868,631   $    763,542   $  223,398
 Net realized gains (losses) on investments...     9,847,566     19,009,812      4,768,375     45,159,729        6,659
 Net realized gains (losses) on foreign
   currency transactions......................             0              0              0              0            0
 Net unrealized appreciation on investments...   158,219,366      9,319,254     24,304,762     40,748,255      162,046
 Net increase in unrealized appreciation on
   translation of assets and liabilities in
   foreign currencies.........................             0              0              0              0            0
                                                ------------    -----------     ----------    -----------    ---------
 Net increase in net assets resulting from
   operations.................................   189,702,190     29,885,744     29,941,768     86,671,526      392,103
                                                ------------    -----------     ----------    -----------    ---------
From capital transactions:
 Proceeds from capital invested...............   231,491,356     93,751,429     93,276,744    113,103,544    9,081,530
 Value of capital withdrawn...................   245,585,114     93,408,742     49,673,952    101,988,710      476,038
                                                ------------    -----------     ----------    -----------    ---------
Net increase (decrease) in net assets
 resulting from capital transactions..........   (14,093,758)       342,687     43,602,792     11,114,834    8,605,492
                                                ------------    -----------     ----------    -----------    ---------
Net increase (decrease) in net assets.........   175,608,432     30,228,431     73,544,560     97,786,360    8,997,595
Net assets:
 Beginning of year............................   588,694,098     94,583,300    148,817,830    217,671,865            0
                                                ------------    -----------     ----------    -----------    ---------
End of year...................................  $764,302,530   $124,811,731   $222,362,390   $315,458,225   $8,997,595
                                                ============    ===========     ==========    ===========    =========
---------------
 * August 22, 1995 Commencement of Operations
** September 29, 1995 Commencement of Operatio

                                                INTERNATIONAL
                                                  EQUITY**
                                                -------------
From operations:
 Net investment income........................   $   102,394
 Net realized gains (losses) on investments...        16,793
 Net realized gains (losses) on foreign
   currency transactions......................        (8,241)
 Net unrealized appreciation on investments...     1,174,916
 Net increase in unrealized appreciation on
   translation of assets and liabilities in
   foreign currencies.........................       159,823
                                                 -----------
 Net increase in net assets resulting from
   operations.................................     1,445,685
                                                 -----------
From capital transactions:
 Proceeds from capital invested...............    86,991,521
 Value of capital withdrawn...................     4,990,891
                                                 -----------
Net increase (decrease) in net assets
 resulting from capital transactions..........    82,000,630
                                                 -----------
Net increase (decrease) in net assets.........    83,446,315
Net assets:
 Beginning of year............................             0
                                                 -----------
End of year...................................   $83,446,315
                                                 ===========
---------------
 * August 22, 1995 Commencement of Operations
** September 29, 1995 Commencement of Operatio

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                                           INTERMEDIATE    GOVERNMENT/
                                                                               HIGH         GOVERNMENT      CORPORATE
                                                           MONEY MARKET    QUALITY BOND        BOND            BOND
                                                           ------------    ------------    ------------    ------------
From operations:
 Net investment income..................................   $  5,160,230    $10,028,083     $  4,037,896    $ 12,824,729
 Net realized gains (losses) on investments.............         (9,238)    (2,474,325)        (286,190)     (5,306,941)
 Net increase (decrease) in unrealized appreciation on
   investments..........................................              0     (5,444,747)      (4,710,080)    (13,461,657)
                                                           ------------    ------------    ------------    ------------
 Net increase in net assets resulting from operations...      5,150,992      2,109,011         (958,374)     (5,943,869)
                                                           ------------    ------------    ------------    ------------
From Capital Transactions:
 Proceeds from capital invested.........................    439,406,062    324,614,137      118,805,465     292,110,188
 Value of capital withdrawn.............................   (283,047,262)  (182,726,932)    (31,208,351)    (39,180,927)
                                                           ------------    ------------    ------------    ------------
 Net increase in net assets resulting from capital
   transactions.........................................    156,358,800    141,887,205       87,597,114     252,929,261
                                                           ------------    ------------    ------------    ------------
 Net increase in net assets.............................    161,509,792    143,996,216       86,638,740     246,985,392
Net Assets:
 Beginning of period....................................             --             --               --              --
                                                           ------------    ------------    ------------    ------------
 End of period..........................................   $161,509,792    $143,996,216    $ 86,638,740    $246,985,392
                                                           ============    ============    ============    ============


                                                                             EQUITY         GROWTH &         EQUITY
                                                            BALANCED         INCOME          INCOME          GROWTH
                                                          ------------    ------------    ------------    ------------
From operations:
 Net investment income..................................  $  3,614,958    $ 18,966,219    $  1,333,425    $    105,785
 Net realized gains (losses) on investments.............       425,349      (3,691,850)     (3,271,268)     (3,498,589)
 Net increase (decrease) in unrealized appreciation on
   investments..........................................    (3,468,711)    (13,139,464)     (1,128,400)     15,245,006
                                                          ------------    ------------    ------------    ------------
 Net increase in net assets resulting from operations...       571,596       2,134,905      (3,066,243)     11,852,202
                                                          ------------    ------------    ------------    ------------
From Capital Transactions:
 Proceeds from capital invested.........................   212,140,323     672,360,914     138,102,752     256,748,572
 Value of capital withdrawn.............................   (87,202,804)    (85,801,721)    (40,453,209)   (119,782,944)
                                                          ------------    ------------    ------------    ------------
 Net increase in net assets resulting from capital
   transactions.........................................   124,937,519     586,559,193      97,649,543     136,965,628
                                                          ------------    ------------    ------------    ------------
 Net increase in net assets.............................   125,509,115     588,694,098      94,583,300     148,817,830
Net Assets:
 Beginning of period....................................            --              --              --              --
                                                          ------------    ------------    ------------    ------------
 End of period..........................................  $125,509,115    $588,694,098    $ 94,583,300    $148,817,830
                                                          ============    ============    ============    ============


                                                            SPECIAL
                                                             EQUITY
                                                          ------------
From operations:
 Net investment income..................................  $    607,963
 Net realized gains (losses) on investments.............    (4,329,355)
 Net increase (decrease) in unrealized appreciation on
   investments..........................................     4,737,078
                                                          ------------
 Net increase in net assets resulting from operations...     1,015,686
                                                          ------------
From Capital Transactions:
 Proceeds from capital invested.........................   320,045,388
 Value of capital withdrawn.............................  (103,389,209)
                                                          ------------
 Net increase in net assets resulting from capital
   transactions.........................................   216,656,179
                                                          ------------
 Net increase in net assets.............................   217,671,865
Net Assets:
 Beginning of period....................................            --
                                                          ------------
 End of period..........................................  $217,671,865
                                                          ============

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
PRINCIPAL                                                                 VALUE       NET ASSETS
---------                                                              -----------    ----------
              COMMERCIAL PAPER
$1,000,000    American Express Credit Corp, 5.60%, Due 02/02/96......  $   994,711
1,000,000     American Express Credit Corp, 5.45%, Due 03/26/96......      986,829
  800,000     Associates Corp of North America, 5.71%, Due
              01/22/96...............................................      797,081
2,000,000     Avco Financial Services Canada, 5.76%, Due 01/05//96...    1,998,080
4,000,000     Avco Financial Services Canada, 5.60%, Due 03/06/96....    3,958,311
5,000,000     Banco Real SA, 5.62%, Due 04/15/96.....................    4,916,481
2,000,000     Bank of New York, 5.83%, Due 01/22/96..................    1,992,551
1,500,000     Bell South Telecom, 5.75%, Due 01/09/96................    1,497,605
3,500,000     CIT Group Holdings Inc, 5.80%, Due 01/31/96............    3,481,956
3,400,000     CIT Group Holdings Inc, 5.70%, Due 02/09/96............    3,377,928
2,000,000     Canadian Imperial Bank, 5.60%, Due 02/20/96............    1,983,822
5,000,000     Chevron UK Inc, 5.78%, Due 01/26/96....................    4,978,325
5,000,000     Colonial Pipeline Company, 5.70%, Due 01/26/96.........    4,978,625
  700,000     Colonial Pipeline Company, 5.67%, Due 02/16/96.........      694,708
  700,000     Colonial Pipeline Company, 5.62%, Due 02/28/96.........      693,443
6,000,000     Commercial Credit Company, 5.76%, Due 01/16/96.........    5,983,680
3,900,000     Consolidation Coal Company, 5.70%, Due 01/12/96........    3,891,973
1,300,000     Consolidation Coal Company, 5.79%, Due 01/08/96........    1,298,118
1,900,000     Cooperative Finance Corp, 5.63%, Due 02/27/96..........    1,882,469
2,100,000     Cooperative Finance Corp, 5.50%, Due 02/27/96..........    2,081,071
4,300,000     Copley Financing Corporation, 5.75%, Due 01/24/96......    4,282,830
3,092,000     Enterprise Funding Corporation, 5.78%, Due 01/10/96....    3,086,539
3,000,000     Enterprise Funding Corporation, 5.78%, Due 01/12/96....    2,993,738
1,000,000     Ford Motor Credit Corporation, 5.75%, Due 01/18/96.....      996,965
2,400,000     Ford Motor Credit Corporation, 5.75%, Due 01/18/96.....    2,392,716
  700,000     Ford Motor Credit Corporation, 5.77%, Due 01/05/96.....      699,327
3,200,000     General Electric Capital Corp, 5.75%, Due 01/19/96.....    3,189,778
6,000,000     General Motors Acceptance Corp, 5.70%, Due 01/09/96....    5,990,500
1,100,000     Household Finance Corp, 5.75%, Due 01/12/96............    1,097,716
  200,000     Household Finance Corp, 5.77%, Due 01/26/96............      199,135
1,000,000     Household Finance Corp, 5.71%, Due 01/29/96............      995,242
4,000,000     Household Finance Corp--Canada, 5.75%, Due 01/03/96....    3,997,444
2,800,000     JHM Funding Inc, 5.75%, Due 01/11/96...................    2,794,633
4,000,000     JHM Funding Inc, 5.73%, Due 01/08/96...................    3,984,720
5,000,000     Merrill Lynch and Company Inc, 5.75%, Due 01/24/96.....    4,980,035
  925,000     Midwest Funding Corp, 5.83%, Due 07/01/22(a)...........      929,298
2,800,000     Morgan JP & Company, 5.77%, Due 01/08/96...............    2,795,961
5,000,000     National Westminster Bank Plc, 5.73%, Due 01/08/96.....    4,992,837
3,600,000     Norwest Corp, 5.72%, Due 01/26/96......................    3,584,556
6,000,000     Olympic, 5.825%, Due 12/15/96..........................    6,022,981
1,100,000     PHH Corp, 5.74%, Due 01/19/96..........................    1,096,492

                             MONEY MARKET PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
PRINCIPAL                                                                 VALUE       NET ASSETS
---------                                                              -----------    ----------
              COMMERCIAL PAPER--(CONTINUED)
$1,200,000    PHH Corp, 5.75%, Due 01/23/96..........................  $ 1,195,400
   500,000    Rockwell International Corp, 5.70%, Due 01/26/96.......      497,863
 1,000,000    Royal Bank of Canada, 5.70%, Due 01/29/96..............      995,250
 6,000,000    Seagram Joseph and Sons Inc, 5.70%, Due 01/18/96.......    5,981,950
   500,000    Sears Roebuck Acceptance Corp, 5.70%, Due 01/16/96.....      498,654
   700,000    Sears Roebuck Acceptance Corp, 5.70%, Due 01/29/96.....      696,676
 3,200,000    Sears Roebuck Acceptance Corp, 5.70%, Due 02/02/96.....    3,182,773
 2,605,000    Toronto Dominion Bank, 5.68%, Due 01/08/96.............    2,601,301
   400,000    Toronto Dominion Bank, 5.97%, Due 01/08/96.............      399,403
 6,000,000    Transamerica Commercial Finance--Canada, 5.77%, Due
              01/04/96...............................................    5,995,191
 5,000,000    Wachovia Bank of N. Carolina, 5.75%, Due 01/11/96......    5,031,943
                                                                       -----------
              Total Commercial Paper (Cost $140,647,614).............  140,647,614       99.30%
                                                                       -----------      ------
              BANKERS ACCEPTANCES
 1,000,000    Republic National Bank New York NY, 5.53%, Due 02/01/96
              (cost $994,931)........................................      994,931        0.70%
                                                                       -----------      ------
              Total Securities (cost $141,642,545)...................  141,642,545      100.00%
                                                                       -----------      ------
              REPURCHASE AGREEMENT
    56,630    Repurchase Agreement with Morgan Stanley, dated
              12/29/95, 5.65%, proceeds at maturity $56,665, due
              01/02/96. (Collateralized by US Treasury Note, 7.25%,
              due 08/15/04 with a market value of $57,874) (cost
              $56,639)...............................................       56,639         .04%
                                                                       -----------      ------
              Total Investments (cost $141,699,184)..................  $141,699,184     100.04%
              Liabilities Less Other Assets..........................      (60,936)       (.04)
                                                                       -----------      ------
              Net Assets.............................................  $141,638,248     100.00%
                                                                       ===========      ======

---------------

(a) This interest rate is subject to change periodically based on the greater of the 30 or 90 day Federal composite rate. This instrument resets on a weekly basis. The rate shown was in effect as of December 31, 1995.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
PRINCIPAL                                                                  VALUE      NET ASSETS
---------                                                               -----------   ----------
              CORPORATE BONDS AND NOTES
              AUTO
$  655,159    Chrysler Financial Corp 8.65% Due 10/15/96..............  $   656,640
 2,863,011    Ford Motor Company 6.27% Due 01/02/00...................    2,863,808
 1,000,000    Ford Motor Credit 7.15% Due 01/26/00....................    1,045,390
 1,010,792    General Motors Acceptance Corp, Grantor Trust 1995-A
              7.15% Due 03/15/00......................................    1,029,401
                                                                        ------------
              Total Auto..............................................    5,595,239       3.24%
                                                                        ------------   -------
              BANKING
 1,000,000    Banque National of Paris 9.875% Due 05/25/98............    1,081,561
 5,000,000    Discover Card Master Trust I 93-2A 5.40% Due 11/16/01...    4,989,646
 1,000,000    European Investment Bank 6.60% Due 05/15/97.............    1,017,390
 3,000,000    First Hawaiian Bank Medium Term Note 7.50% Due
              11/20/96................................................    3,038,605
 3,523,095    Fleet Finance 1191-A 8.45% Due 04/15/06.................    3,630,089
 2,000,000    Korean Development Bank 8.90% Due 03/12/96..............    2,012,155
 3,000,000    Korean Development Bank 7.73% Due 05/05/97..............    3,072,088
    98,730    Rochester Community Savings Bank Grantor Trust 1991-B
              6.70% Due 04/15/97......................................       98,792
   391,458    Security Pacific Home Equity Loan 1991-2 8.10% Due
              06/15/20................................................      407,277
   295,531    Shawmut REMIC Trust 6.40% Due 09/15/96..................      294,879
 2,887,902    Western Finance Grantor Trust 4.60% Due 04/01/99........    2,859,339
 4,000,000    Western Finance Grantor Trust 5.875% Due 03/01/02.......    4,021,237
                                                                        ------------
              Total Banking...........................................   26,523,058      15.37%
                                                                        ------------   -------
              BUSINESS MACHINES
 3,408,769    IBM Credit Receivable Lease Asset Master Trust 93-1A
              4.55% Due 11/15/00......................................    3,382,488
 1,537,529    IBM Credit Receivable Lease Asset Master Trust 6.55%
              Due 07/16/01............................................    1,567,403
                                                                        ------------
              Total Business Machines.................................    4,949,891       2.87%
                                                                        ------------   -------
              CONSTRUCTION
 3,655,000    Case Equipment Loan Trust 1194-C A2, 8.10% Due
              06/15/01................................................    3,814,575       2.21%
                                                                        ------------   -------
              CREDIT CARDS
 2,540,000    First Chicago Master Trust 6.25% Due 08/15/99...........    2.567,888
 1,000,000    Household Affinity Credit Card Master Trust 7.00%
              Due 12/15/99............................................    1,026,650
 1,000,000    Maryland Bank of North America Master Credit Card Trust
              1993-3A 5.40% Due 09/15/00..............................      996,190
 6,000,000    National Credit Card Trust 1989 9.45% Due 12/31/97......    6,094,735
 5,000,000    Peoples' Bank Credit Card Trust Series 1993-1 4.80%
              Due 12/15/99............................................    4,986,395
 7,000,000    Private Label Credit Card Master Trust 7.15% Due
              06/20/01................................................    7,101,074
                                                                        ------------
              Total Credit Cards......................................   22,772,932      13.20%
                                                                        ------------   -------

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
PRINCIPAL                                                                 VALUE       NET ASSETS
---------                                                              -----------    ----------
              CORPORATE BONDS AND NOTES--(CONTINUED)
              FINANCE
$1,250,000    Associates Corp of North America 8.89% Due 04/12/98.....  $ 1,337,287
 2,000,000    Associates Corp of North America 6.46% Due 09/18/00.....    2,047,959
 4,000,000    Associates Corp of North America 5.99% Due 12/15/00.....    4,017,317
 5,000,000    Carco 1994-3 8.125% Due 10/15/99........................    5,209,375
 1,000,000    British Gas Finance Inc. 8.75% Due 09/15/98.............    1,063,288
 1,774,000    General Electric Capital Corp 9.375% Due 06/08/96.......    1,800,610
 5,000,000    Lehman Brothers Inc. 7.625% Due 08/01/98................    5,191,900
   725,000    Lehman Medium Term Note 6.08% Due 07/08/98..............      723,978
   595,696    Merrill Lynch Mortgage Investors 10.10% Due 11/15/07....      647,730
 1,045,443    Merrill Lynch Mortgage Investors 10.35% Due 05/15/09....    1,185,407
   645,941    Merrill Lynch Mortgage Investors 9.40% Due 09/15/09.....      715,309
 1,560,647    Merrill Lynch Mortgage Investors 9.00% Due 07/15/11.....    1,650,898
 4,000,000    Navistar Finance 6.55% Due 11/20/01.....................    4,054,956
 1,000,000    Norwest Financial 6.00% Due 08/15/97....................    1,006,692
 3,595,252    Resolution Trust Corp. 7.00% Due 02/15/04...............    3,612,487
 2,347,954    Resolution Trust Corp. 6.77% Due 07/25/25...............    2,390,020
 1,000,000    Signet Medium Term Note 1993-1A 5.20% Due 02/15/02......      993,079
 5,000,000    Salomon Brothers Medium Term Note 6.42% 01/15/96........    5,001,740
                                                                        ------------
              Total Finance...........................................   42,650,032      24.72%
                                                                        ------------   -------
              HOME EQUITY
    74,262    First Interstate of California 8.90% Due 11/15/97.......       74,108       0.04%
                                                                        ------------   -------
              INSURANCE
    38,892    Central Life Assurance Company 9.00% Due 11/01/96.......       39,091       0.02%
                                                                        ------------   -------
              MANUFACTURING
   853,242    Chemical Financial Acceptance Corp. 90-1 9.40% Due
              03/17/97................................................      861,544
 3,075,914    Chemical Financial Acceptance Corp. 9.25% Due
              05/15/98................................................    3,267,080
                                                                        ------------
              Total Manufacturing.....................................    4,128,624       2.39%
                                                                        ------------   -------
              REAL ESTATE
   913,992    Daiwa Home Equity Loans 7.875% Due 11/25/19.............      924,658
 4,295,583    Travelers Mortgage 12.00% Due 03/01/14..................    4,822,604
   103,337    US Home Equity Loan 9.25% Due 01/15/21..................      103,124
   789,634    US Home Equity Loan 8.50% Due 04/15/21..................      810,329
                                                                        ------------
              Total Real Estate.......................................    6,660,715       3.86%
                                                                        ------------   -------
              RETAIL
 2,750,000    Sears Credit Account 5.90% Due 11/16/98.................    2,756,295       1.60%
                                                                        ------------   -------

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
PRINCIPAL                                                                 VALUE       NET ASSETS
---------                                                              -----------    ----------
              CORPORATE BONDS AND NOTES--(CONTINUED)
              SECURITY & COMMODITY BROKERS/DEALERS
$6,250,000    Bear Stearns 7.625% Due 09/15/99........................  $ 6,602,406
 5,000,000    Morgan Stanley 7.32% Due 01/15/97.......................    5,085,775
                                                                        ------------
              Total Security & Commodity Brokers/Dealers..............   11,688,181       6.78%
                                                                        ------------   -------
              Total Corporate Bonds and Notes (cost $131,817,332).....  131,652,741      76.31%
                                                                        ------------   -------
              FOREIGN GOVERNMENT DEBT
 1,000,000    Kingdom of Denmark 7.75% Due 12/15/96...................    1,021,555
 1,379,151    Pemex Exp Grantor Trust 7.66% Due 08/15/01..............    1,447,055
 7,000,000    Province of Ontario 7.75% Due 06/04/02..................    7,681,233
 5,000,000    Province of Quebec 9.125% Due 08/22/01..................    5,665,625
                                                                        ------------
              Total Foreign Government Debt (cost $15,265,413)........   15,815,468       9.17%
                                                                        ------------   -------
              U.S. GOVERNMENT SECURITY
 4,250,000    Midstate Trust II A3 9.35% Due 04/0/98 (cost
              $4,339,597).............................................    4,555,745       2.64%
                                                                        ------------   -------
              U.S. GOVERNMENT AGENCY
    17,148    Federal Home Loan Mortgage Corp. 5.25% Due 07/01/97.....       15,670
 3,202,226    Federal Home Loan Mortgage Corp. 9.00% Due 10/01/05.....    3,328,326
   847,965    Federal Home Loan Mortgage Corp. REMIC Series MH-1
              10.15% Due 04/15/06.....................................      867,408
 1,474,068    Federal Home Loan Mortgage Corp. 7.50% Due 03/01/08.....    1,504,654
   585,098    Federal Home Loan Mortgage Corp. 6.50% Due 03/01/13.....      582,494
   908,800    Federal Home Loan Mortgage Corp. 7.00% Due 01/01/18.....      919,714
 1,779,984    Federal National Mortgage Association 8.00% Due
              07/25/97................................................    1,805,756
   855,524    Federal National Mortgage Association 6.75% Due
              02/01/03................................................      856,267
   418,353    Federal National Mortgage Association 7.00% Due
              04/01/04................................................      421,210
 1,200,000    Guaranteed Export Certificates 4.61% Due 09/01.98.......    1,183,103
 2,873,555    Guaranteed Export Certificates 4.813% Due 12/15/98......    2,864,544
                                                                        ------------
              Total U.S. Government Agency (cost $13,346,594).........   14,349,146       8.32%
                                                                        ------------   -------
              Total Securities (cost $164,768,936)....................  166,373,100      96.43%
                                                                        ------------   -------

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
PRINCIPAL                                                                 VALUE       NET ASSETS
---------                                                              -----------    ----------
              CORPORATE BONDS AND NOTES--(CONTINUED)
              REPURCHASE AGREEMENT
$4,459,231    Repurchase Agreement with Morgan Stanley, dated
              12/29/95, 5.65%, proceeds at maturity $4,461,992, due
              01/02/96 (Collateralized by US Treasury Note, 7.25%, due
              08/15/04, with a market value of $4,557,181) (cost
              $4,459,931).............................................  $ 4,459,931       2.59%
                                                                        ------------   -------
              Total Investments (cost $169,228,867)...................  170,833,081      99.02%
              Other Assets Less Liabilities...........................    1,693,072        .98%
                                                                        ------------   -------
              Net Assets..............................................  $172,526,103    100.00%
                                                                        ============   =======
The aggregate cost of securities for federal income tax
purposes at December 31, 1995 is $169,228,867.
The following amount is based on costs for federal income tax purposes:
              Gross unrealized appreciation...........................  $ 2,205,913
              Gross unrealized depreciation...........................     (601,749)
                                                                        ------------
              Net unrealized appreciation.............................  $ 1,604,164
                                                                        ============

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
PRINCIPAL                                                                  VALUE      NET ASSETS
---------                                                                ----------   ----------
              BANK NOTES
$4,000,000    Republic New York Securities Corp 6.15% Due 2/12/96(d)(g)
                (cost $4,000,636)......................................  $4,000,647       4.65%
                                                                         ------------  -------
              COMMERCIAL PAPER
4,000,000     Lehman Brothers Holdings, Inc. 4.90% Due 04/25/96(d)(g)
                (cost $4,000,636)......................................   4,000,636       4.65%
                                                                         ------------  -------
              TIME DEPOSITS
  413,885     First National Bank of Boston, Nassau 4.81% Due 01/02/96
                (d)(g).................................................     413,940
  657,365     First Union Bank, Nassau 5.8125% Due 01/02/96(d).........     657,470
1,000,000     Harris Bank and Trust, Nassau 5.8125% Due 01/19/96(d)....   1,000,159
                                                                         ------------
              Total Time Deposits (cost $2,071,580)....................   2,071,569       2.41%
                                                                         ------------  -------
              SHORT-TERM OBLIGATIONS
  100,000     Federal National Mortgage Association 5.57% Due
                01/03/96...............................................      99,938
  200,000     Federal National Mortgage Association 5.67% Due
                01/09/96...............................................     199,685
2,700,000     Federal National Mortgage Association 5.45% Due
                01/12/96...............................................   2,694,686
  600,000     Federal National Mortgage Association 5.58% Due
                01/25/96...............................................     597,582
  300,000     Federal National Mortgage Association 5.59% Due
                01/29/96...............................................     298,602
  200,000     Federal National Mortgage Association 5.55% Due
                02/16/96...............................................     198,520
2,300,000     Federal Home Loan Mortgage Corp. 5.57% Due 01/05/96......   2,297,865
  200,000     Federal Home Loan Mortgage Corp. 5.60% Due 01/08/96......     199,720
  200,000     Federal Home Loan Mortgage Corp. 5.60% Due 01/16/96......     199,471
  200,000     Federal Home Loan Mortgage Corp. 5.65% Due 01/16/96......     199,466
  900,000     Federal Home Loan Mortgage Corp. 5.64% Due 01/16/96......     897,603
3,500,000     Federal Home Loan Mortgage Corp. 5.65% Due 01/16/96......   3,490,662
  300,000     Federal Home Loan Mortgage Corp. 5.55% Due 01/16/96......     299,214
3,900,000     Federal Home Loan Mortgage Corp. 5.54% Due 02/20/96......   3,868,791
  200,000     Federal Home Loan Mortgage Corp. 5.67% Due 01/22/96......     199,276
1,500,000     Federal Home Loan Mortgage Corp. 5.65% Due 01/22/96......   1,494,585
  500,000     Federal Home Loan Mortgage Corp. 5.45% Due 01/22/96......     498,259
  500,000     Federal Home Loan Mortgage Corp. 5.55% Due 01/24/96......     498,073
2,100,000     Federal Home Loan Mortgage Corp. 5.53% Due 02/26/96......   2,081,290
                                                                         ------------
              Total Short-term Obligations (cost $20,313,288)..........  20,313,288      23.62%
                                                                         ------------  -------
              U.S. GOVERNMENT SECURITIES
5,000,000     U.S. Treasury Note 5.125% Due 3/31/96....................   4,998,430
7,000,000     U.S. Treasury Note 7.75% Due 12/31/99(a).................   7,599,375
5,500,000     U.S. Treasury Note 8.875% Due 05/15/00...................   6,245,938

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
PRINCIPAL                                                                 VALUE       NET ASSETS
---------                                                              -----------    ----------
              U.S. GOVERNMENT SECURITIES--(CONTINUED)
$6,000,000    U.S. Treasury Note 8.50% Due 11/15/00....................  $6,796,865
 2,000,000    U.S. Treasury Note 5.625% Due 11/30/00(a)................   2,020,000
                                                                         ------------
              Total U.S. Government Securities (cost $29,473,700)......  27,660,608      32.17%
                                                                         ------------  -------
              U.S. GOVERNMENT AGENCY
 2,000,000    Student Loan Mortgage Association 6.52% Due 09/26/00.....   2,029,798
 5,000,000    Federal Home Loan Bank 7.39% Due 08/22/01................   5,402,410
 3,000,000    Federal Home Loan Mortgage Corp 6.50% Due 02/15/21.......   3,036,837
 5,300,000    Federal Home Loan Mortgage Corp 7.00% Due 06/15/22.......   5,492,597
 1,627,397    Federal Home Loan Mortgage Corp 6.28% Due 08/25/23(f)....   1,620,170
 2,000,000    Federal Home Loan Mortgage Corp 6.50% Due 02/15/24(f)....   2,005,238
 2,000,000    Federal National Mortgage Assn 7.00% Due 01/25/03........   2,059,658
 3,000,000    Federal National Mortgage Assn 6.44% Due 06/21/05........   3,120,687
    12,481    Government National Mortgage Assn 7.50% Due 04/15/02.....      12,906
    39,284    Government National Mortgage Assn 7.50% Due 06/15/07.....      40,622
    14,393    Government National Mortgage Assn 7.50% Due 07/15/07.....      14,883
 3,802,084    Government National Mortgage Assn 7.50% Due 08/15/07.....   3,931,592
 1,672,796    Government National Mortgage Assn 7.50% Due 09/15/07.....   1,729,775
   240,134    Government National Mortgage Assn 6.50% Due 09/15/08.....     242,386
 1,344,200    Government National Mortgage Assn 6.50% Due 10/15/08.....   1,356,802
 2,100,134    Government National Mortgage Assn 6.50% Due 11/15/08.....   2,119,822
   415,316    Government National Mortgage Assn 7.00% Due 11/15/08.....     419,210
 2,500,000    Tennesee Valley Authority 6.375% Due 06/15/05............   2,577,655
                                                                         ------------
              Total U.S. Government Agency (cost $34,332,651)..........  37,213,048      43.27%
                                                                         ------------  -------
              Total Securities (cost $94,192,491)......................  95,259,796     110.77%
                                                                         ------------  -------
              REPURCHASE AGREEMENT
    82,780    Repurchase agreement with Morgan Stanley, dated 12/29/95
                5.65%, proceeds at maturity $82,831, due 01/02/96
                (Collateralized by US Treasury Note, 7.25%, Due
                08/15/04, with a market value of $84,598) (cost
                $82,793)...............................................      82,793       0.10%
                                                                         ------------  -------
              Total Investments (cost $94,275,284).....................  $95,342,589    110.87%
              Liabilities Less Other Assets............................  (9,350,975)    (10.87)%
                                                                         ------------  -------
              Net Assets...............................................  $85,991,614    100.00%
                                                                         ============  =======

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
PRINCIPAL                                                                 VALUE       NET ASSETS
---------                                                              -----------    ----------
              REPURCHASE AGREEMENT--(CONTINUED)
The aggregate cost of securities for federal income tax purposes at December $31, 1995 is $94,275,284.
The following amount is based on costs for federal income tax purposes:
              Aggregate gross unrealized appreciation..................  $1,222,622
              Aggregate gross unrealized depreciation..................    (155,317)
                                                                         ------------
              Net unrealized appreciation..............................  $1,067,305
                                                                         ============

---------------

(a) All or part of this security is on loan.

(d) Collateral for securities on loan.

(f) This interest rate is reset on a monthly basis. The rate shown was in effect as of December 31, 1995.

(g) This interest rate is reset on a daily basis. The rate shown was in effect as of December 31, 1995.

                       See notes to financial statements.

                    GOVERNMENT/CORPORATE BOND FUND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
PRINCIPAL                                                                  VALUE      NET ASSETS
----------                                                              -----------   ----------
               BANK NOTES
$4,000,649     Republic New York Securities Corp, 6.15% Due
                 02/12/96(d)(g) (cost $4,000,638).....................  $ 4,000,649       1.19%
                                                                        -----------     ------
               TIME DEPOSITS
 9,853,197     First National Bank of Boston, Nassau, 4.81% Due
                 01/02/96(d)(g).......................................    9,854,757
 1,665,653     First Union Bank, Nassau, 5.8125% Due 01/02/96(d)......    1,665,919
10,000,000     Fleet Bank, Rhode Island, Cayman, 5.8125% Due
                 01/31/96(d)..........................................   10,001,595
                                                                        -----------
               Total Time Deposits (cost $21,522,282).................   21,522,271       6.40%
                                                                        -----------     ------
               COMMERCIAL PAPER
 4,000,000     American Express Credit Corp 5.45% Due 03/26/96........    3,947,317
 1,200,000     Associates Corp of North America 5.68% Due 01/10/96....    1,197,917
 1,700,000     Associates Corp of North America 5.71% Due 01/22/96....    1,693,799
 3,500,000     Avco Financial Services Canada 5.76% Due 01/05/96......    3,496,640
 2,000,000     Avco Financial Services Canada 5.60% Due 03/06/96......    1,979,156
 2,600,000     Avco Financial Services Canada 5.80% Due 01/12/96......    2,594,554
 3,000,000     Bank of New York 5.73% Due 01/19/96....................    2,990,450
   600,000     Bell South Telecom Inc 5.75% Due 01/09/96..............      599,042
 1,900,000     Chevron UK Inc 5.60% Due 03/25/96......................    1,874,582
   950,000     Colonial Pipeline Co 5.67% Due 02/16/96................      942,818
   300,000     Colonial Pipeline Co 5.62% Due 02/28/96................      297,190
 1,100,000     Commercial Credit Company 5.72% Due 01/17/96...........    1,096,854
 1,100,000     Consolidation Coal Co 5.70% Due 01/12/96...............    1,097,736
 1,300,000     Consolidation Coal Co 5.76% Due 01/04/96...............    1,298,960
 1,800,000     Copley Financing Corp 5.78% Due 01/02/96...............    1,799,133
 5,800,000     Dupont EI De Nemours & Co 5.67% Due 01/26/96...........    5,775,336
 2,300,000     Enterprise Funding Corp 5.73% Due 01/26/96.............    2,290,116
 2,000,000     Ford Motor Credit Corp 5.75% Due 01/18/96..............    1,993,930
   600,000     Ford Motor Credit Corp 5.77% Due 01/05/96..............      599,423
 3,500,000     General Electric Capital Corp 5.63% Due 02/14/96.......    3,474,821
 1,050,000     General Motors 5.83% Due 01/26/96......................    1,045,409
 2,200,000     Goldman Sachs Group 5.75% Due 01/10/96.................    2,196,134
 1,200,000     Goldman Sachs Group 5.58% Due 01/19/96.................    1,196,280
 1,200,000     JHM Funding Inc 5.75% Due 01/12/96.....................    1,197,508
 3,300,000     Merrill Lynch and Co Inc 5.73% Due 01/31/96............    3,283,192
 1,200,000     Cooperative Finance Corp 5.63% Due 02/27/96............    1,188,928
 2,100,000     Cooperative Finance Corp 5.50% Due 02/27/96............    2,081,071
 1,000,000     Norwest Corp 5.72% Due 01/27/96........................      995,710
 2,000,000     PHH Corp 5.68% Due 01/19/96............................    1,993,689
   400,000     PHH Corp 5.75% Due 01/23.96............................      398,467
   100,000     Prudential Funding Corp 5.78% Due 01/12/96.............       99,791
   300,000     Prudential Funding Corp 5.82% Due 01/02/96.............      299,855

                    GOVERNMENT/CORPORATE BOND FUND PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
PRINCIPAL                                                                 VALUE       NET ASSETS
---------                                                              -----------    ----------
               COMMERCIAL PAPER--(CONTINUED)
$1,000,000     Royal Bank of Canada 5.70% Due 01/29/96................  $   995,249
 1,000,000     Seagram Joseph and Sons Inc 5.70% Due 01/18/96.........      996,991
   300,000     Sears Roebuck Acceptance Corp 5.70% Due 01/16/96.......      299,193
   900,000     Sears Roebuck Acceptance Corp 5.70% Due 02/02/96.......      895,155
 1,000,000     Transamerica Commercial Finance--Canada 5.77%
                 Due 01/04/96.........................................      999,199
 5,000,000     Xerox Credit Corp 5.67% Due 01/19/96...................    4,984,250
 1,000,000     Xerox Credit Corp 5.65% Due 02/26/96...................      990,898
                                                                        -----------
               Total Commercial Paper (cost $67,176,743)..............   67,176,743      19.96%
                                                                        -----------     ------
               SHORT TERM FLOATING RATE CORPORATE NOTE
   142,000     Midwest Funding Corp, 5.83%, Due 07/01/22..............      142,660
 1,000,000     Olympic, 5.825%, Due 12/15/96..........................    1,003,830
                                                                        -----------
               Total Short Term Floating Rate Corporate Note
                 (cost $1,146,490)....................................    1,146,490       0.34%
                                                                        -----------     ------
               CORPORATE BONDS AND NOTES
               AEROSPACE PRODUCTS
 4,000,000     BF Goodrich 8.65% Due 04/15/25.........................    4,815,796
 5,000,000     Boeing Company 8.625% Due 11/15/31.....................    6,404,210
                                                                        -----------
               Total Aerospace Products...............................   11,220,006       3.33%
                                                                        -----------     ------
               BANKING
 4,000,000     Bank Of New York 6.50% Due 12/01/03....................    4,074,108
 5,000,000     Chase Manhattan Co 8.00% Due 05/01/05..................    5,241,120
 5,000,000     Chase Manhattan Co 1995-1 6.00% Due 05/15/00(f)........    4,997,995
 5,000,000     International Bank Recon & Dev, 8.875% Due 03/01/26....    6,593,765
 6,000,000     Swiss Bank Corp--NY 7.50% Due 07/15/25.................    6,515,088
                                                                        -----------
               Total Banking..........................................   27,422,076       8.15%
                                                                        -----------     ------
               BEVERAGES
 5,000,000     Seagrams (Joseph E.) & Sons 9.65% Due 08/15/18.........    6,742,045       2.00%
                                                                        -----------     ------
               CIGARETTES
 5,000,000     American Brands 9.125% Due 03/01/16....................    5,245,220
 5,000,000     RJR Nabisco Inc. 8.75% Due 04/15/04....................    5,131,805
                                                                        -----------
               Total Cigarettes.......................................   10,377,025       3.08%
                                                                        -----------     ------
               CONSUMER GOODS & SERVICES
 5,200,000     Proctor & Gamble 9.36% Due 01/01/21....................    6,815,744       2.03%
                                                                        -----------     ------
               ELECTRICAL EQUIPMENT
 5,000,000     Legrand 8.50% Due 02/15/25.............................    5,998,615       1.78%
                                                                        -----------     ------

                    GOVERNMENT/CORPORATE BOND FUND PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
PRINCIPAL                                                                 VALUE       NET ASSETS
---------                                                              -----------    ----------
               CORPORATE BONDS AND NOTES--(CONTINUED)
               FINANCE
$5,000,000     Advanta Credit Card 6.12% Due 02/10/01(f)..............  $ 5,019,695
 7,040,000     Discover Card Master Trust 1994--2A, 6.05%
                 Due 10/16/04(e)......................................    7,087,654
 6,000,000     Dow Capital BV 9.20% Due 06/01/10......................    7,318,182
 5,000,000     General Electric Capital Corp 8.50% Due 07/24/08.......    5,978,205
 6,000,000     Nationsbank Card Master Trust 6.45% Due 04/15/03(a)....    6,184,554
 5,000,000     Paccar Financial Corp 5.52% Due 09/03/96...............    4,999,645
 3,000,000     Standard Credit Card Master Trust 95-11, 6.00%
                 Due 11/15/00(e)......................................    2,995,347
                                                                        -----------
               Total Finance..........................................   39,583,282      11.76%
                                                                        -----------     ------
               FOREIGN GOVERNMENT
 5,000,000     Province of Quebec 7.50% Due 7/15/23...................    5,266,045       1.57%
                                                                        -----------     ------
               HOTELS
 5,000,000     Marriott International Inc 7.875% Due 4/15/05..........    5,428,865       1.61%
                                                                        -----------     ------
               INSURANCE
 5,000,000     Prudential Insurance 8.10% Due 7/15/15.................    5,348,445       1.59%
                                                                        -----------     ------
               MEDICAL & OTHER HEALTH SERVICE
 5,000,000     Columbia Healthcare 7.50% Due 12/15/23.................    5,389,690       1.60%
                                                                        -----------     ------
               MOTOR VEHICLES & EQUIPMENT
 5,000,000     Ford Holdings 9.375% Due 03/01/20......................    6,392,125
 5,000,000     General Motors Acceptance Corp 8.40% Due 10/15/99......    5,352,775
 5,000,000     General Motors Acceptance Corp 8.80% Due 03/01/21......    6,267,795
                                                                        -----------
               Total Motor Vehicles & Equipment.......................   18,012,695       5.35%
                                                                        -----------     ------
               OIL & GAS
 5,000,000     Atlantic Richfield 9.00% Due 05/01/31(a)...............    6,522,885
 5,000,000     Occidental Petroleum 10.125% Due 09/15/09..............    6,490,545
 4,000,000     Texaco Capital 9.75 Due 03/15/20.......................    5,464,416
                                                                        -----------
               Total Oil & Gas........................................   18,477,846       5.49%
                                                                        -----------     ------
               PAPER & FOREST PRODUCTS
 7,500,000     Westvaco 10.125% Due 06/01/19..........................    8,842,485       2.63%
                                                                        -----------     ------
               UTILITIES--ELECTRIC
 3,000,000     Commonwealth Edison 7.00% Due 07/01/05.................    3,111,426
10,000,000     Commonwealth Edison 8.125% Due 01/15/07................   10,316,470
 5,000,000     Hydro-Quebec 8.50% Due 12/01/29........................    5,864,445
 5,000,000     Texas Utilities Electric 7.875% Due 04/01/24...........    5,378,405
                                                                        -----------
               Total Utilities--Electric..............................   24,670,746       7.33%
                                                                        -----------     ------
               Total Corporate Bonds and Notes (cost $184,336,220)....  199,595,610      59.30%
                                                                        -----------     ------

                    GOVERNMENT/CORPORATE BOND FUND PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
PRINCIPAL                                                                  VALUE      NET ASSETS
----------                                                              -----------     ------
               CORPORATE BONDS AND NOTES--(CONTINUED)
               U.S. GOVERNMENT SECURITIES
$5,000,000     U.S. Treasury Note 5.625% Due 11/30/00(a)..............  $ 5,050,000
10,000,000     U.S. Treasury Note 7.75% Due 12/31/99(a)...............   10,856,250
                                                                        -----------
                   Total U.S. Government Securities (cost
                     $15,687,254).....................................   15,906,250       4.73%
                                                                        -----------     ------
               U.S. GOVERNMENT AGENCY
 4,446,610     Federal Home Loan Mortgage Corp, 6.50% Due
                 09/15/07(f)..........................................    4,474,401
 5,000,000     Federal Home Loan Mortgage Corp, 6.00%, Due 12/15/19...    4,948,045
 4,882,190     Federal Home Loan Mortgage Corp, 6.28% Due
                 08/25/23(f)..........................................    4,860,509
 6,345,486     Federal Home Loan Mortgage Corp, 6.50% Due
                 02/15/24(f)..........................................    6,362,105
 2,167,448     Federal National Mortgage Association, Strip P/O
                 Due 12/25/18.........................................    2,137,189
 2,773,885     Federal National Mortgage Association, Strip P/O
                 Due 08/25/23.........................................    2,661,014
 2,697,297     Federal National Mortgage Association, 7.00%,
                 Due 12/01/25.........................................    2,718,364
   986,958     Federal National Mortgage Association, 7.00%,
                 Due 10/01/25.........................................      994,668
 1,945,480     Federal National Mortgage Association, 7.00%,
                 Due 08/01/25.........................................    1,960,678
   201,418     Federal National Mortgage Association, 7.00%,
                 Due 09/01/25.........................................      202,992
 3,968,852     Federal National Mortgage Association, 7.00%,
                 Due 11/01/25.........................................    3,999,857
    17,187     Government National Mortgage Association, 8.00%,
                 Due 01/01/24.........................................       17,897
    23,569     Government National Mortgage Association, 8.00%,
                 Due 03/01/24.........................................       24,541
   445,051     Government National Mortgage Association, 8.00%,
                 Due 04/01/24.........................................      463,409
 1,517,910     Government National Mortgage Association, 8.00%,
                 Due 06/01/24.........................................    1,580,523
   398,824     Government National Mortgage Association, 8.00%,
                 Due 07/01/24.........................................      415,276
   579,120     Government National Mortgage Association, 8.00%,
                 Due 08/01/24.........................................      603,009
   557,429     Government National Mortgage Association, 8.00%,
                 Due 09/01/24.........................................      580,423

                    GOVERNMENT/CORPORATE BOND FUND PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
PRINCIPAL                                                                  VALUE      NET ASSETS
----------                                                              -----------     ------
               CORPORATE BONDS AND NOTES--(CONTINUED)
               U.S. GOVERNMENT AGENCY--(CONTINUED)
$  399,700     Government National Mortgage Association, 8.00%,
                 Due 10/01/24.........................................  $   416,188
   403,353     Government National Mortgage Association, 8.00%,
                 Due 02/01/25.........................................      419,991
   557,857     Government National Mortgage Association, 8.00%,
                 Due 09/01/25.........................................      580,869
 3,000,000     Student Loan Mortgage Association 6.52% Due 09/26/00...    3,044,697
 5,000,000     Student Loan Mortgage Association 4.40% Due
                 05/25/04(a)(f).......................................    5,001,560
                                                                        -----------
                   Total U.S. Government Agency (cost $47,935,707)....   48,468,205      14.40%
                                                                        -----------
                   Total Securities (cost $341,805,334)...............  357,816,218     106.32%
                                                                        -----------     ------
               REPURCHASE AGREEMENT
    86,902     Repurchase Agreement with Morgan Stanley, dated
                 12/29/95 5.65%, proceeds at maturity $86,956, due
                 01/02/96 (Collateralized by US Treasury Note, 7.25%,
                 due 08/15/04, with a market value of $88,811) (cost
                 $86,916).............................................       86,916       0.03%
                                                                        -----------     ------
                   Total Investments (cost $341,892,250)..............  $357,903,134    106.35%
                   Liabilities Less Other Assets......................  (21,363,724)     (6.35)%
                                                                        -----------     ------
                   Net Assets.........................................  $336,539,410    100.00%
                                                                        ===========     ======
The aggregate cost of securities for federal income tax purposes at December 31, 1995 is $341,892,250.
The following amount is based on costs for federal income tax purposes:
               Gross unrealized appreciation..........................  $16,047,094
               Gross unrealized depreciation..........................      (36,210)
                                                                        -----------
               Net unrealized appreciation............................  $16,010,884
                                                                        ===========

---------------

(a) All or part of this security is on loan.

(d) Collateral for securities on loan.

(e) Zero coupon bond.

(f) This interest rate is reset on a monthly basis. The rate shown was in effect as of December 31, 1995.

(g) This interest rate is reset on a daily basis. The rate shown was in effect as of December 31, 1995.

                       See notes to financial statements.

                            BALANCED FUND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
PRINCIPAL                                                                  VALUE      NET ASSETS
----------                                                              -----------   ----------
               BANK NOTES
$10,000,000    Republic New York Securities Corp, 6.15%
               Due 2/12/96(d)(g) (cost $10,001,591)...................  $10,001,619       5.99%
                                                                        -----------     ------
               TIME DEPOSITS
 7,422,703     First National Bank of Boston, Nassau, 4.81%
               Due 01/02/96(d)(g).....................................    7,423,856
 2,954,047     First Union Bank, Nassau, 5.8125% Due 01/02/96(d)......    2,954,517
   381,100     Fleet Bank, Massachusetts, Nassau, 5.84375%
               Due 01/05/96(d)........................................      381,160
10,500,000     Fleet Bank, Rhode Island, Cayman, 5.8125%
               Due 01/31/96(d)........................................   10,501,670
 4,000,000     Harris Bank and Trust, Nassau, 5.8125% Due
               01/19/96(d)............................................    4,000,636
                                                                        -----------
                   Total Time Deposits (cost $25,261,867).............   25,261,839      15.12%
                                                                        -----------     ------
               COMMERCIAL PAPER
 2,000,000     Dupont EI De Nemours, 5.69% Due 01/16/96...............    1,994,626
 1,500,000     Ford Motor Credit, 5.52% Due 03/01/96..................    1,485,740
10,000,000     Lehman Brothers Holdings, Inc., 4.90% Due
               04/25/96(d)(g).........................................   10,001,591
                                                                        -----------
                   Total Commercial Paper (cost $13,481,957)..........   13,481,957       8.07%
                                                                        -----------     ------
               U.S. GOVERNMENT SECURITIES
 6,950,000     U.S. Treasury Note 6.875% Due 03/31/97(a)..............    7,089,000
 7,900,000     U.S. Treasury Note 6.375% Due 07/15/99.................    8,164,144
 5,600,000     U.S. Treasury Note 8.50% Due 02/15/00..................    6,244,000
 4,525,000     U.S. Treasury Note 7.50% Due 11/15/01..................    4,987,392
 9,850,000     U.S. Treasury Note 5.75% Due 08/15/03(a)...............    9,970,032
16,550,000     U.S. Treasury Note 7.875% Due 11/15/04(a)..............   19,166,969
 6,200,000     U.S. Treasury Note 6.50% Due 05/15/05(a)...............    6,606,875
                                                                        -----------
                   Total U.S. Government Securities (cost
                     $58,765,441).....................................   62,228,412      37.26%
                                                                        -----------     ------
    SHARES
    ------
               COMMON STOCK
               AIRCRAFT & PARTS
    20,100     McDonnell Douglas......................................    1,849,200       1.11%
                                                                        -----------     ------
               BROADCASTING
    22,900     Capital Cities/ABC Inc.................................    2,825,288       1.69%
                                                                        -----------     ------
               BUSINESS MACHINES
    30,100     International Business Machines........................    2,761,675
    43,300     Silicon Graphics(c)....................................    1,190,750
    34,600     Texas Instruments......................................    1,790,550
                                                                        -----------
                   Total Business Machines............................    5,742,975       3.44%
                                                                        -----------     ------
               CHEMICALS & ALLIED PRODUCTS
    22,750     Hoechst AG ADR.........................................    3,091,554       1.85%
                                                                        -----------     ------

                            BALANCED FUND PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------     ------
               COMMON STOCK--(CONTINUED)
               COMMERCIAL BANKING
    39,200     Bankamerica Corp.......................................  $ 2,538,200
    37,700     Citicorp...............................................    2,535,325
    39,300     Key Corp (new)(a)......................................    1,424,625
                                                                        -----------
                   Total Commercial Banking...........................    6,498,150        3.89 %
                                                                        -----------      ------
               COMMUNICATIONS
    27,500     I T T Corp. (new)(c)...................................    1,457,500
    23,350     Motorola Inc...........................................    1,330,950
    38,000     Tele Danmark ADR.......................................    1,049,750
                                                                        -----------
                   Total Communications...............................    3,838,200       2.30%
                                                                        -----------     ------
               DRUGS
    19,550     American Home Products Corp............................    1,896,350
    71,100     Ciba-Geigy Corp ADR(a).................................    3,135,894
                                                                        -----------
                   Total Drugs........................................    5,032,244       3.01%
                                                                        -----------     ------
               FOOD AND BEVERAGE
    29,350     Pepsico Inc. ..........................................    1,639,931
    35,800     Philip Morris Companies Inc............................    3,239,900
    91,300     Sara Lee Corp..........................................    2,910,188
                                                                        -----------
                   Total Food and Beverage............................    7,790,019       4.67%
                                                                        -----------     ------
               HOTELS
    39,700     Carnival Corp. Cl A(a).................................      967,688
    36,600     Circus Circus Enterprises(c)...........................    1,020,225
                                                                        -----------
                   Total Hotels.......................................    1,987,913       1.19%
                                                                        -----------     ------
               INDUSTRIAL CHEMICALS
    23,150     Dow Chemical Company...................................    1,629,181
    38,150     E. I. Dupont de Nemours & Co...........................    2,665,731
                                                                        -----------
                   Total Industrial Chemicals.........................    4,294,912       2.57%
                                                                        -----------     ------
               INDUSTRIAL MACHINERY
    43,350     Deere & Co.............................................    1,528,088       0.91%
                                                                        -----------     ------
               INSURANCE
    66,350     Allstate Corp..........................................    2,728,644
    26,800     Transamerica Corp......................................    1,953,050
    48,500     Travelers Inc. ........................................    3,049,438
                                                                        -----------
                   Total Insurance....................................    7,731,132       4.63%
                                                                        -----------     ------
               MANUFACTURING
    23,600     American Standard Companies(c).........................      660,800
    94,500     Philips Electronics N.V. ADR...........................    3,390,188
                                                                        -----------
                   Total Manufacturing................................    4,050,988       2.43%
                                                                        -----------     ------

                            BALANCED FUND PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------     ------
               COMMON STOCK--(CONTINUED)
               MEDICAL & OTHER HEALTH SERVICES
    63,600     Abbott Laboratories....................................  $ 2,655,300
    49,300     Tenet Healthcare Corporation...........................    1,022,975
                                                                        -----------
                   Total Medical & Other Health Service...............    3,678,275        2.20 %
                                                                        -----------      ------
               MISCELLANEOUS
    98,300     Canadian Pacific(a)....................................    1,781,688
    24,700     ITT Industries Inc.....................................      592,800
    24,700     Unilever ADR(a)........................................    3,476,525
                                                                        -----------
                   Total Miscellaneous................................    5,851,013        3.50 %
                                                                        -----------      ------
               OIL & GAS
    29,850     Amoco Corp.............................................    2,145,468
    21,950     Atlantic Richfield Co. ................................    2,430,962
    19,850     Mobil Corp.............................................    2,223,200
                                                                        -----------
                   Total Oil & Gas....................................    6,799,630        4.07 %
                                                                        -----------      ------
               PAPER & FOREST PRODUCTS
    76,400     International Paper Co. ...............................    2,893,650
    51,800     Weyerhaeuser Company...................................    2,240,350
                                                                        -----------
                   Total Paper & Forest Products......................    5,134,000        3.07 %
                                                                        -----------      ------
               PERSONAL COMPUTERS
    34,300     Compaq Computers(c)....................................    1,646,400        0.99 %
                                                                        -----------      ------
               PRINTING & PUBLISHING
    46,450     Dun & Bradstreet Corp. ................................    3,007,637
   160,100     The News Corporation ADR(a)............................    3,081,925
    74,600     Time Warner Inc. ......................................    2,825,475
                                                                        -----------
                   Total Printing & Publishing........................    8,915,037        5.34 %
                                                                        -----------      ------
               RAILROAD
    31,450     Burlington Northern Santa Fe(a)........................    2,453,100
    33,950     Union Pacific Corp(a)..................................    2,240,700
                                                                        -----------
                   Total Railroad.....................................    4,693,800        2.81 %
                                                                        -----------      ------
               RETAIL SALES
    15,600     Circuit City Stores Inc. ..............................      430,950
    61,100     Federated Department Stores(a)(c)......................    1,680,250
                                                                        -----------
                   Total Retail Sales.................................    2,111,200        1.26 %
                                                                        -----------      ------
               TOYS
    28,268     Mattel.................................................      869,240        0.52 %
                                                                        -----------      ------

                            BALANCED FUND PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------   ----------
               COMMON STOCK--(CONTINUED)
               WASTE MANAGEMENT
    89,300     WMX Technologies.......................................  $ 2,667,837        1.60 %
                                                                        -----------      ------
                   Total Common Stock (cost $87,770,805)..............   98,627,095       59.05 %
                                                                        -----------      ------
               PREFERRED STOCK
               CIGARETTES
   451,400     RJR Nabisco Holdings CV, 9.25%, Series C (cost
               $2,876,812)............................................    2,877,675       1.72%
                                                                        -----------     ------
                   Total Securities (cost $198,158,473)...............  212,478,597     127.21%
                                                                        -----------     ------
PRINCIPAL
----------
               REPURCHASE AGREEMENT
$5,701,274     Repurchase Agreement with Morgan Stanley dated 12/29/95
               5.65%, proceeds at maturity $5,704,853, due 01/02/96
               (Collateralized by US Treasury Note, 7.25%, due
               08/15/04 with a market value of $5,826,506) (cost
               $5,702,169)............................................  $ 5,702,169       3.41%
                                                                        -----------   ----------
                   Total Investments (cost $203,860,642)..............  $218,180,766    130.62%
                   Liabilities Less Other Assets......................  (51,147,811)    (30.62)%
                                                                        -----------   ----------
                   Net Assets.........................................  $167,032,955    100.00%
                                                                        ===========   ========
The aggregate cost of securities for federal income tax purposes at December 31, 1995 is $203,942,187.
The following amount is based on costs for federal income tax purposes:
               Gross unrealized appreciation..........................  $15,170,091
               Gross unrealized depreciation..........................     (931,512)
                                                                        -----------
               Net unrealized appreciation............................  $14,238,579
                                                                        ===========

---------------

(a) All or part of this security is on loan.

(c) Non-income producing security.

(d) Collateral for securities on loan.

(g) This interest rate resets on a daily basis. The rate shown was in effect as of December 31, 1995.

                            EQUITY INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
PRINCIPAL                                                                  VALUE      NET ASSETS
----------                                                              -----------   ----------
               TIME DEPOSITS
$29,950,949    First National Bank of Boston, Nassau, 4.81%
               Due 01/02/96(d)(g).....................................  $29,955,665
 2,668,951     First Union Bank, Nassau, 5.8125%, Due 01/02/96(d).....    2,669,371
 3,270,100     Fleet Bank, Massachusetts, Nassau, 5.84375%,
               Due 01/05/96(d)........................................    3,270,615
                                                                        -----------
                  Total Time Deposits (cost $35,895,651)..............   35,895,651       4.70%
                                                                        -----------     ------
               COMMERCIAL PAPER
 1,000,000     Avco Financial Services Canada, 5.76%, Due 01/05/96....      999,040
 2,000,000     Avco Financial Services Canada, 5.83%, Due 01/19/96....    1,993,522
 1,600,000     Bank One Corp, 5.72%, Due 01/12/96.....................    1,596,695
 6,000,000     Bank of New York, 5.73%, Due 01/19/96..................    5,980,900
   100,000     Bank of New York, 5.85%, Due 01/19/96..................       99,675
 2,000,000     Barclay's Bank PLC, 5.75%, Due 01/17/96................    2,012,778
 1,500,000     Barclay's Bank PLC, 5.77%, Due 01/12/96................    1,496,875
 1,200,000     British Columbia (Province), 5.72%, Due 01/12/96.......    1,197,522
 2,400,000     British Columbia (Province), 5.67%, Due 02/01/96.......    2,387,526
 3,000,000     Canadian Imperial Bank, 5.60%, Due 02/20/96............    2,975,733
   800,000     Chevron UK Inc, 5.60%, Due 03/25/96....................      789,298
 2,600,000     Chevron Corp, 5.75%, Due 01/12/96......................    2,594,601
 1,750,000     Colonial Pipeline Co, 5.62%, Due 02/28/96..............    1,733,608
 5,200,000     Commercial Credit Company, 5.72%, Due 01/17/96.........    5,185,128
 1,000,000     Consolidation Coal Co, 5.70%, Due 01/12/96.............      997,941
 7,300,000     Copley Financing Corporation, 5.82%, Due 01/19/96......    7,276,397
   700,000     Copley Financing Corporation, 5.75%, Due 01/24/96......      697,205
 1,482,000     Copley Financing Corporation, 5.78%, Due 01/02/96......    1,481,286
 2,300,000     Dupont EI De Nemours & Co, 5.67%, Due 01/26/96.........    2,290,219
 2,700,000     Enterprise Funding Corp, 5.78%, Due 01/12/96...........    2,694,365
 1,000,000     Enterprise Funding Corp, 5.73%, Due 01/26/96...........      995,702
 2,000,000     Ford Motor Credit Corp, 5.75%, Due 01/18/96............    1,993,931
   600,000     Ford Motor Credit Corp, 5.75%, Due 01/18/96............      598,179
 1,600,000     Ford Motor Credit Corp, 5.92%, Due 01/02/96............    1,599,210
 1,300,000     Ford Motor Credit Corp, 5.77%, Due 01/05/96............    1,298,750
   200,000     General Motors Corp, 5.83%, Due 01/26/96...............      199,125
 1,200,000     Goldman Sachs Group, 5.75%, Due 01/10/96...............    1,197,891
 2,500,000     Goldman Sachs Group, 5.68%, Due 01/12/96...............    2,494,871
 1,000,000     Household Finance Corp--Canada, 5.77%, Due 01/26/96....      995,672
 1,000,000     Household Finance Corp--Canada, 5.75%, Due 01/03/96....      999,361
 1,000,000     JHM Funding Inc, 5.75%, Due 01/11/96...................      998,083
 1,400,000     JHM Funding Inc, 5.75%, Due 01/12/96...................    1,397,093
 2,000,000     JHM Funding Inc, 5.73%, Due 01/23/96...................    1,992,360
 5,000,000     Lehman Brothers Holdings, Inc, 4.90%, Due 04/25/96
               (d)(g).................................................    5,000,787

                            EQUITY INCOME PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
PRINCIPAL                                                                  VALUE      NET ASSETS
---------                                                               -----------   ----------
               COMMERCIAL PAPER--(CONTINUED)
$1,000,000     Merrill Lynch and Co Inc, 5.73%, Due 01/31/96..........  $   994,907
 4,200,000     JP Morgan & Co, 5.77%, Due 01/08/96....................    4,193,942
 2,600,000     PHH Corp, 5.68%, Due 01/19/96..........................    2,591,795
   720,000     Paccar Financial Group, 5.63%, Due 02/27/96............      713,357
   800,000     Prudential Funding Corp, 5.78%, Due 01/12/96...........      798,330
 1,900,000     Prudential Funding Corp, 5.82%, Due 01/02/96...........    1,899,079
 2,700,000     Prudential Insurance Corp, 5.75%, Due 01/16/96.........    2,692,669
 5,000,000     Royal Bank of Canada, 5.70%, Due 01/29/96..............    4,976,250
 1,600,000     Sears Roebuck Acceptance Corp, 5.70%, Due 02/02/96.....    1,591,387
 5,300,000     Toronto Dominion Bank, 5.68%, Due 01/08/96.............    5,292,474
   995,000     Toronto Dominion Bank, 5.68%, Due 01/08/96.............      993,587
 3,900,000     Transamerica Corp, 5.75%, Due 01/12/96.................    3,891,902
 3,500,000     Transamerica Finance Group Inc, 5.71%, Due 01/25/96....    3,485,567
 5,000,000     Xerox Corp, 5.67%, Due 01/19/96........................    4,984,251
                                                                        -----------
                  Total Commercial Paper (cost $107,340,826)..........  107,340,826      14.04%
                                                                        -----------     ------
               BANKERS ACCEPTANCES
 2,000,000     Republic National Bank New York, 5.53%
               Due 02/01/96 (cost $1,989,861).........................    1,989,861       0.26%
                                                                        -----------     ------
               CONVERTIBLE BOND
               COMMUNICATIONS EQUIPMENT
 2,000,000     Motorola Inc., Lyon, Zero Coupon,
               Due 09/07/09(e) (cost $1,710,000)......................    2,100,000       0.27%
                                                                        -----------     ------
    SHARES
               COMMON STOCK
               AIRCRAFT & PARTS
   185,000     General Electric.......................................   13,320,000
   120,000     Northrop Grumman Corp. ................................    7,680,000
   100,000     Textron Inc............................................    6,750,000
    90,000     United Technologies....................................    8,538,750
                                                                        -----------
                  Total Aircraft & Parts..............................   36,288,750       4.75%
                                                                        -----------     ------
               AUTOMOBILE MAKER
    85,000     Chrysler Corp..........................................    4,706,875       0.62%
                                                                        -----------     ------
               CHEMICALS & ALLIED PRODUCTS
    70,000     Monsanto Company.......................................    8,575,000
    30,000     Olin Corp..............................................    2,227,500
                                                                        -----------
                  Total Chemicals & Allied Products...................   10,802,500       1.41%
                                                                        -----------     ------

                            EQUITY INCOME PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------   ----------
               COMMON STOCK--(CONTINUED)
               CIGARETTES
   110,000     American Brands Inc....................................  $ 4,908,750       0.64%
                                                                        -----------     ------
               COMMERCIAL BANKING
   120,000     Banc One Corp..........................................    4,530,000
   100,000     BankAmerica Corp.......................................    6,475,000
   140,000     Bank of New York(a)....................................    6,825,000
    70,000     Chase Manhattan Corp...................................    4,243,750
    70,000     Chemical Banking Corp..................................    4,112,500
    55,000     First Interstate Bancorp...............................    7,507,500
    80,000     First Union Corp.......................................    4,450,000
    50,000     NationsBank Corporation................................    3,481,250
                                                                        -----------
                  Total Commercial Banking............................   41,625,000       5.45%
                                                                        -----------     ------
               COMMUNICATIONS EQUIPMENT
   170,000     GTE Corp...............................................    7,480,000       0.98%
                                                                        -----------     ------
               CONSTRUCTION
    80,000     Halliburton Company....................................    4,050,000       0.53%
                                                                        -----------     ------
               COSMETICS
    84,000     Avon Products Inc......................................    6,331,500       0.83%
                                                                        -----------     ------
               DRUGS
    90,000     American Home Products.................................    8,730,000
    80,000     Bristol-Myers Squibb Company...........................    6,870,000
   140,000     Grace W.R. & Company...................................    8,277,500
   150,000     Merck & Company Inc....................................    9,862,500
   150,000     Pfizer Inc.............................................    9,450,000
   180,000     Schering-Plough Corp...................................    9,855,000
   140,000     Smithkline Beecham ADR(a)..............................    7,770,000
   150,000     Pharmacia & Upjohn Inc.................................    5,812,500
    80,000     Warner Lambert Company.................................    7,770,000
                                                                        -----------
                  Total Drugs.........................................   74,397,500       9.73%
                                                                        -----------     ------
               ELECTRICAL EQUIPMENT
    60,000     AMP Inc................................................    2,302,500
   110,000     Emerson Electric.......................................    8,992,500
   150,000     General Signal.........................................    4,856,250
    20,000     Hubbell Inc Cl B.......................................    1,315,000
   100,000     Thomas & Betts Corp.(a)................................    7,375,000
                                                                        -----------
                  Total Electrical Equipment..........................   24,841,250       3.25%
                                                                        -----------     ------
               FINANCE
   100,000     GATX Corporation.......................................    4,862,500       0.64%
                                                                        -----------     ------

                            EQUITY INCOME PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------   ----------
               COMMON STOCK--(CONTINUED)
               FINANCIAL SERVICES
   160,000     American Express Company...............................  $ 6,620,000        0.87%
                                                                        -----------      ------
               FOOD AND BEVERAGE
   120,000     Philip Morris Companies Inc............................   10,860,000
    15,000     General Mills Co.......................................      866,250
                                                                        -----------
                  Total Food and Beverage.............................   11,726,250        1.53%
                                                                        -----------      ------
               INDUSTRIAL CHEMICALS
    30,000     Dow Chemical Company...................................    2,111,250
   100,000     DuPont E.I. de Nemours & Co............................    6,987,500
   100,000     Witco Corporation......................................    2,925,000
                                                                        -----------
                  Total Industrial Chemicals..........................   12,023,750        1.57%
                                                                        -----------      ------
               INDUSTRIAL MACHINERY
   140,000     Carpenter Technology...................................    5,757,500
   225,000     Deere & Co.............................................    7,931,250
   160,000     Goulds Pumps...........................................    4,000,000
   110,000     Harsco Corp............................................    6,393,750
                                                                        -----------
                  Total Industrial Machinery..........................   24,082,500        3.15%
                                                                        -----------      ------
               INSURANCE
   130,000     Aetna Life & Casualty..................................    9,002,500
   110,000     Allstate Corp. ........................................    4,523,750
    90,000     CIGNA Corp. ...........................................    9,292,500
   150,000     Lincoln National Corp. ................................    8,062,500
                                                                        -----------
                  Total Insurance.....................................   30,881,250        4.04%
                                                                        -----------      ------
               MACHINERY AND INDUSTRIAL EQUIPMENT
   120,000     Cooper Industries Inc. ................................    4,410,000        0.58%
                                                                        -----------      ------
               MEDICAL & OTHER HEALTH SERVICE
   160,000     Baxter International, Inc. ............................    6,700,000
   130,000     U.S. Healthcare Inc. ..................................    6,045,000
                  Total Medical & Other Health Service................   12,745,000        1.67%
                                                                        -----------      ------
               METAL MINING
   180,000     Freeport McMoran Copper & Gold(a)......................    5,040,000        0.66%
                                                                        -----------      ------
               MOTOR VEHICLES & EQUIPMENT
   270,000     Dana Corp .............................................    7,897,500
   200,000     Ford Motor.............................................    5,800,000
                                                                        -----------
                  Total Motor Vehicles & Equipment....................   13,697,500        1.79%
                                                                        -----------      ------

                            EQUITY INCOME PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------   ----------
               COMMON STOCK--(CONTINUED)
               OFFICE & BUSINESS EQUIPMENT
   100,000     Harris Corp Inc. ......................................  $ 5,462,500
   120,000     Honeywell Inc. ........................................    5,835,000
   100,000     Pitney Bowes Inc. .....................................    4,700,000
    85,000     Xerox Corp.............................................   11,645,000
                                                                        -----------
                  Total Office & Business Equipment...................   27,642,500        3.62%
                                                                        -----------      ------
               OIL & GAS
    80,000     Amoco Corp. ...........................................    5,750,000
    50,000     Atlantic Richfield.....................................    5,537,500
    50,000     British Petroleum PLC ADR..............................    5,106,281
   130,000     Chevron Corp. .........................................    6,825,000
    90,000     Exxon Corp.............................................    7,211,250
   100,000     Occidental Petroleum...................................    2,137,500
    60,000     Royal Dutch Petroleum--NY Reg ADR(a)...................    8,467,500
   150,000     Tenneco Inc. ..........................................    7,443,750
    85,000     Texaco Inc. ...........................................    6,672,500
                                                                        -----------
                  Total Oil & Gas.....................................   55,151,281       7.22%
                                                                        -----------     ------
               OIL AND GAS FIELD SERVICES
   140,000     Dresser Industries Inc. ...............................    3,412,500
   100,000     McDermott International Inc. ..........................    2,200,000
    70,000     Mobil Corp.............................................    7,840,000
   190,000     Williams Companies Inc. ...............................    8,336,250
                                                                        -----------
                  Total Oil And Gas Field Services....................   21,788,750       2.85%
                                                                        -----------     ------
               PAPER & FOREST PRODUCTS
   130,000     Federal Paper Board Inc. ..............................    6,743,750
   110,000     Minnesota Mining & Manufacturing.......................    7,287,500
    80,000     Union Camp Corp.(a)....................................    3,810,000
   140,000     Weyerhaeuser Company...................................    6,055,000
                                                                        -----------
                  Total Paper & Forrest Products......................   23,896,250       3.13%
                                                                        -----------     ------
               PHOTOGRAPHIC EQUIPMENT & SUPPLIES
   130,000     Eastman Kodak Company..................................    8,710,000       1.14%
                                                                        -----------     ------
               PRINTING & PUBLISHING
   120,000     Dun & Bradstreet Corp..................................    7,770,000
   120,000     McGraw-Hill Inc. ......................................   10,455,000
   125,000     Readers Digest Association Inc. .......................    6,406,250
                                                                        -----------
                  Total Printing & Publishing.........................   24,631,250       3.22%
                                                                        -----------     ------

                            EQUITY INCOME PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------   ----------
               COMMON STOCK--(CONTINUED)
               RAILROADS
    85,000     Conrail Inc. ..........................................  $ 5,950,000
   110,000     Norfolk Southern Corp. ................................    8,731,250
                                                                        -----------
                 Total Railroads......................................   14,681,250        1.92 %
                                                                        -----------      ------
               REAL ESTATE/INVESTMENT TRUSTS
    59,000     Avalon Properties Inc. ................................    1,268,500
    70,000     Bay Apartment Communities..............................    1,697,500
    65,000     Developers Diversified Realty Corp.....................    1,950,000
    60,000     Equity Residential Properties..........................    1,837,500
    64,000     Felcor Suite Hotels Inc. ..............................    1,776,000
   193,300     Health Care Property Invest Inc. ......................    6,789,663
    80,000     Healthcare Realty Trust................................    1,840,000
   100,000     Irvine Apartment Communities...........................    1,925,000
    40,000     Redwood Trust Co.......................................      730,000
                                                                        -----------
                 Total Real Estate/ Investment Trusts.................   19,814,163       2.59%
                                                                        -----------     ------
               REFINING OF NONFERROUS MATERIALS
   133,100     Timken Company.........................................    5,091,075       0.67%
                                                                        -----------     ------
               RESIDENTIAL MORTGAGES
   100,000     Federal National Mortgage Assoc. ......................   12,412,500       1.62%
                                                                        -----------     ------
               RETAIL SALES
    60,000     J.C. Penney & Co. .....................................    2,857,500
    50,000     May Dept Stores........................................    2,112,500
    50,000     Sears Roebuck..........................................    1,950,000
                                                                        -----------
                 Total Retail Sales...................................    6,920,000       0.91%
                                                                        -----------     ------
               SAVINGS & LOAN HOLDING COMPANIES
   290,000     Great Western Financial................................    7,395,000
   270,000     Ahmanson H F & Co......................................    7,155,000
                                                                        -----------
                 Total Savings and Loan Holding Cos...................   14,550,000       1.90%
                                                                        -----------     ------
               TELECOMMUNICATIONS
   101,000     Ameritech Corp.........................................    5,959,000
   100,000     Bell Atlantic Corp.(a).................................    6,687,500
   180,000     Bellsouth Corp.........................................    7,830,000
   100,000     NYNEX Corp.............................................    5,400,000
   170,000     Pacific Telesis Group..................................    5,716,250
   120,000     SBC Communications.....................................    6,900,000
   150,000     Sprint Corp............................................    5,981,250
   180,000     US West Inc............................................    6,435,000
   150,000     US West Media Group(c).................................    2,850,000
                                                                        -----------
                 Total Telecommunications.............................   53,759,000       7.03%
                                                                        -----------     ------

                            EQUITY INCOME PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
 ---------                                                              -----------   ----------
               COMMON STOCK--(CONTINUED)
               UTILITIES--ELECTRIC
   125,000     American Electric Power Inc............................  $ 5,062,500
   150,000     Carolina Power & Light Co..............................    5,175,000
   120,000     FPL Group Inc..........................................    5,565,000
   190,000     Southern Company.......................................    4,678,750
                                                                        -----------
                 Total Utilities--Electric............................   20,481,250        2.68 %
                                                                        -----------      ------
               WHOLESALE TRADE
   320,000     Ogden Corp.............................................    6,840,000        0.89 %
                                                                        -----------      ------
                 Total Common Stock (cost $513,200,242)...............  657,890,144       86.08 %
                                                                        -----------      ------
                 Total Securities (cost $660,136,580).................  805,216,482      105.35 %
                                                                        -----------      ------
  PRINCIPAL
               REPURCHASE AGREEMENT
$    52,732    Repurchase agreement with Morgan Stanley, dated
               12/29/95 5.65%, proceeds at maturity $52,765, Due
               01/02/96 (Collateralized by US Treasury Note, 7.25%,
               due 08/15/04 with a market value of $53,891) (cost
               $52,740)...............................................  $    52,740       0.01%
                                                                        -----------     ------
                 Total Investments (cost $660,189,320)................  $805,269,222    105.36%
                 Liabilities Less Other Assets........................  (40,966,692)     (5.36)%
                                                                        -----------     ------
                 Net Assets...........................................  $764,302,530    100.00%
                                                                        ===========     ======
The aggregate cost of securities for federal income tax purposes at December 31, 1995 is $660,285,984.

The following amount is based on costs for federal income tax purposes:
               Gross unrealized appreciation..........................  $169,674,387
               Gross unrealized depreciation..........................  (24,691,149)
                                                                        -----------
               Net unrealized appreciation............................  $144,983,238
                                                                        ===========

---------------

(a) All or part of this security is on loan.

(c) Non-income producing security.

(d) Collateral for securities on loan.

(e) Zero coupon bond.

(g) This interest rate resets on a daily basis. The rate shown was in effect as of December 31, 1995.

                          GROWTH AND INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
PRINCIPAL                                                                  VALUE      NET ASSETS
----------                                                              -----------   ----------
               TIME DEPOSITS
$6,420,627     First National Bank of Boston, Nassau, 4.81%
               Due 01/02/96(d)(g).....................................  $ 6,421,634
   549,964     First Union Bank, Nassau, 5.8125% Due 01/02/96(d)......      550,050
 1,455,200     Fleet Bank, Massachusetts, Nassau, 5.84375%
               Due 01/05/96(d)........................................    1,455,429
                                                                        -----------
                  Total Time Deposits(cost $8,427,113)................    8,427,113       6.75%
                                                                        -----------     ------
    SHARES
               COMMON STOCK
               AIRCRAFT & PARTS
    19,000     Allied Signal Inc......................................      902,500
    23,200     Boeing Co..............................................    1,818,300
    16,700     Lockheed Martin........................................    1,319,300
    13,000     Sundstrand Corp........................................      914,875
                                                                        -----------
                  Total Aircraft & Parts..............................    4,954,975       3.97%
                                                                        -----------     ------
               ATHLETIC FOOTWEAR
    19,300     Nike Inc...............................................    1,343,763       1.08%
                                                                        -----------     ------
               AUTOMOTIVE PRODUCTS
    29,000     General Motors Corp Cl E(a)............................    1,508,000
    24,700     General Motors Corp Cl H...............................    1,213,388
                                                                        -----------
                  Total Automotive Products...........................    2,721,388       2.18%
                                                                        -----------     ------
               BEVERAGES
    16,600     Anheuser Busch.........................................    1,110,125       0.89%
                                                                        -----------     ------
               BROADCASTING
     9,000     Capital Cities/ABC Inc.................................    1,110,375
    27,700     Viacom Inc Cl B(c).....................................    1,312,288
                                                                        -----------
                  Total Broadcasting..................................    2,422,663       1.94%
                                                                        -----------     ------
               CABLE & OTHER PAY TV SERVICES
    30,500     Liberty Media Group Cl A...............................      819,687       0.66%
                                                                        -----------     ------
               CIGARETTES
    27,400     Philip Morris Co Inc...................................    2,479,700       1.99%
                                                                        -----------     ------
               COMMERCIAL BANKING
    22,500     Bank of Boston.........................................    1,040,625
    26,300     Bankamerica Corp.......................................    1,702,925
     2,400     Barnett Banks Inc......................................      141,600
    19,100     Chemical Banking Corp..................................    1,122,125
    26,300     Citicorp...............................................    1,768,675
    20,600     Nationsbank Corp.......................................    1,434,275
                                                                        -----------
                  Total Commercial Banking............................    7,210,225       5.78%
                                                                        -----------     ------

                          GROWTH AND INCOME PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------   ----------
               COMMON STOCK--(CONTINUED)
               COMMUNICATION SYSTEMS
    25,700     3 Com Corp.............................................  $ 1,198,263
     5,200     US Robotics Corp.......................................      456,300
                                                                        -----------
                  Total Communication Systems.........................    1,654,563        1.32%
                                                                        -----------      ------
               COMPUTER & OFFICE EQUIPMENT
    12,300     Alco Standard Corp.....................................      561,187
    26,600     CUC International Inc..................................      907,725
    13,900     International Business Machines........................    1,275,325
     8,300     Xerox Corp.............................................    1,137,100
                                                                        -----------
                  Total Computer & Office Equipment...................    3,881,337        3.11%
                                                                        -----------      ------
               COMPUTER RELATED SERVICES
    12,800     Ceridian Corp..........................................      528,000
    15,600     Cisco Systems Inc(c)...................................    1,164,150
    32,500     Honeywell..............................................    1,580,312
                                                                        -----------
                  Total Computer Related Services.....................    3,272,462        2.62%
                                                                        -----------      ------
               CONSTRUCTION
    18,600     Fluor Corp.............................................    1,227,600
    18,200     Halliburton Co.........................................      921,375
                                                                        -----------
                  Total Construction..................................    2,148,975        1.72%
                                                                        -----------      ------
               CONSUMER GOODS & SERVICES
    28,782     Kimberly-Clark Corp....................................    2,381,710
    21,500     Procter & Gamble Company...............................    1,784,500
                                                                        -----------
                  Total Consumer Goods & Services.....................    4,166,210        3.34%
                                                                        -----------      ------
               CUTLERY, HANDTOOLS, GENERAL HARDWARE
    31,200     Black & Decker Corp....................................    1,099,800        0.88%
                                                                        -----------      ------
               DRUGS
    27,200     Eli Lilly & Co.........................................    1,530,000
    22,500     Merck & Co Inc.........................................    1,479,375
    49,300     Pharmacia & Upjohn Inc.................................    1,910,375
    31,000     Smithkline Beecham ADR(a)..............................    1,720,500
                                                                        -----------
                  Total Drugs.........................................    6,640,250        5.32%
                                                                        -----------      ------
               ELECTRICAL EQUIPMENT
    13,800     Cabletron Systems Communications(a)....................    1,117,800
    18,100     Emerson Electric.......................................    1,479,675
    21,400     Hewlett Packard........................................    1,792,250
    20,500     Linear Technology Corp.................................      804,625
    19,300     LSI Logic(a)(c)........................................      632,075
                                                                        -----------
                  Total Electrical Equipment..........................    5,826,425        4.67%
                                                                        -----------      ------

                          GROWTH AND INCOME PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------   ----------
               COMMON STOCK--(CONTINUED)
               FINANCE--SERVICES
    21,400     First Data Corp........................................  $ 1,431,125
    16,200     Franklin Resources Inc.................................      816,075
    24,100     MBNA Corp..............................................      888,687
    19,200     Merrill Lynch..........................................      979,200
                                                                        -----------
                  Total Finance--Services.............................    4,115,087        3.30%
                                                                        -----------      ------
               FOOD DISTRIBUTOR
     7,700     IBP Inc................................................      388,850
    29,900     Nabisco Holdings Corp Cl A.............................      975,488
    31,400     Pepsico Inc............................................    1,754,475
                                                                        -----------
                  Total Food Distributor..............................    3,118,813       2.50%
                                                                        -----------     ------
               HEALTH CARE PRODUCTS
    21,700     Amgen Inc(c)...........................................    1,288,437
    23,000     Johnson & Johnson......................................    1,969,375
                                                                        -----------
                  Total Health Care Products..........................    3,257,812       2.61%
                                                                        -----------     ------
               HOTELS
    23,500     Marriott International inc.............................      898,875
    33,400     Mirage Resorts Inc.....................................    1,152,300
                                                                        -----------
                  Total Hotels........................................    2,051,175       1.64%
                                                                        -----------     ------
               INDUSTRIAL MACHINERY
    26,900     Applied Materials Inc.(c)..............................    1,059,188       0.85%
                                                                        -----------     ------
               INSURANCE
    14,575     American International Group...........................    1,348,188
     9,100     Cigna Corp.............................................      939,575
    15,800     MGIC Investment(a).....................................      857,150
    27,400     Travelers Inc..........................................    1,722,775
                                                                        -----------
                  Total Insurance.....................................    4,867,688       3.90%
                                                                        -----------     ------
               MEDICAL EQUIPMENT
    26,400     Baxter International Inc...............................    1,105,500
    19,300     Guidant Corp...........................................      815,425
     8,500     Medtronic Inc..........................................      474,938
                                                                        -----------
                  Total Medical Equipment.............................    2,395,863       1.92%
                                                                        -----------     ------
               METAL MINING
    39,500     Freeport McMoran Copper & Gold(a)......................    1,106,000       0.89%
                                                                        -----------     ------
               MISCELLANEOUS
    12,500     Pioneer Hi-Bred International..........................      695,313       0.56%
                                                                        -----------     ------

                          GROWTH AND INCOME PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------   ----------
               COMMON STOCK--(CONTINUED)
               OIL & GAS
    14,100     British Petroleum PLC ADR..............................  $ 1,439,963
    25,300     Enron..................................................      964,563
    20,100     Exxon Corp.............................................    1,610,512
    19,900     Mobil Corp.............................................    2,228,800
    34,000        Total Petroleum ADR.................................    1,156,000
                                                                        -----------
                  Total Oil & Gas.....................................    7,399,838        5.93 %
                                                                        -----------      ------
               PHOTOGRAPHIC EQUIPMENT
    18,100     Polaroid Corp..........................................      857,488       0.69%
                                                                        -----------     ------
               RAILROADS
    17,300     Burlington Northern Sante Fe...........................    1,349,400       1.08%
                                                                        -----------     ------
               RETAIL STORES
    42,600     Federated Department Stores(a)(c)......................    1,171,500
    20,100     Harcourt General Inc...................................      841,688
    29,900     Rite Aid Corp..........................................    1,024,075
    18,300     Safeway Inc(a)(c)......................................      942,450
    30,900     Sears Roebuck & Co.....................................    1,205,100
                                                                        -----------
                  Total Retail Stores.................................    5,184,813       4.15%
                                                                        -----------     ------
               SERVICES--HEALTH & ALLIED SERVICES
    20,600     Columbia/HCA Healthcare Corp. .........................    1,045,450
    13,600     HBO & Co...............................................    1,042,100
                                                                        -----------
                  Total Services--Health & Allied Services............    2,087,550       1.67%
                                                                        -----------     ------
               SEMICONDUCTORS
    18,400     Intel Corp.............................................    1,044,200       0.84%
                                                                        -----------     ------
               SOFTWARE MANUFACTURE
    22,200     Microsoft Corp(c)......................................    1,948,050
    17,800     Parametric Technology Corp(c)..........................    1,183,700
    13,900     Sybase Inc(c)..........................................      500,400
                                                                        -----------
                  Total Software Manufacture..........................    3,632,150       2.91%
                                                                        -----------     ------
               SPECIALTY CHEMICALS
     8,100     Great Lakes Chemical Corp..............................      583,200
    20,200     Pfizer.................................................    1,272,600
    32,900     Praxair Inc............................................    1,106,261
                                                                        -----------
                  Total Specialty Chemicals...........................    2,962,061       2.37%
                                                                        -----------     ------

                          GROWTH AND INCOME PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------   ----------
               COMMON STOCK--(CONTINUED)
               TELECOMMUNICATIONS
    25,200     Bell Atlantic Corp(a)..................................  $ 1,685,250
    39,200     GTE Corp...............................................    1,724,800
    70,900     MCI Communications.....................................    1,852,261
    40,600     Southwestern Bell Corp.(c).............................    2,334,500
                                                                        -----------
                  Total Telecommunications............................    7,596,811        6.08 %
                                                                        -----------      ------
               U.S. GOVERNMENT AGENCY
    12,600     Federal National Mortgage Association..................    1,563,975        1.25 %
                                                                        -----------      ------
                  Total Common Stock (cost $99,906,919)...............  108,097,773       86.61 %
                                                                        -----------      ------
                  Total Securities (cost $108,334,032)................  116,524,886       93.36 %
                                                                       -----------      ------
 PRINCIPAL
               REPURCHASE AGREEMENT
$18,367,949    Repurchase Agreement with Morgan Stanley, dated
               12/29/95 5.65%, proceeds at maturity $18,379,322, due
               01/02/96 (Collateralized by US Treasury Note, 7.25%, due
               08/15/04 with a market value of $18,771,414) (cost
               $18,370,832)...........................................  $18,370,832       14.72 %
                                                                        -----------      ------
                  Total Investments (cost $126,704,864)...............  $134,895,718     108.08 %
                  Liabilities Less Other Assets.......................  (10,083,987)      (8.08 )%
                                                                        -----------      ------
                  Net Assets..........................................  $124,811,731     100.00 %
                                                                        ===========      ======
The aggregate cost of securities for federal income tax purposes at December 31, 1995 is $126,843,209.
The following amount is based on costs for federal income tax purposes:
               Gross unrealized appreciation..........................  $ 9,790,143
               Gross unrealized depreciation..........................   (1,737,634)
                                                                        -----------
               Net unrealized appreciation............................  $ 8,052,509
                                                                        -----------

---------------

(a) All or part of this security is on loan.

(c) Non-income producing security.

(d) Collateral for securities on loan.

(g) This interest rate resets on a daily basis. The rate shown was in effect as of December 31, 1995.

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
PRINCIPAL                                                                  VALUE      NET ASSETS
----------                                                              -----------   ----------
               BANK NOTES
$2,000,000     Republic New York Securities Corp, 6.15% Due
               02/12/96(d)(g)(cost $2,000,316)........................  $ 2,000,316       0.90%
                                                                        -----------     ------
               COMMERCIAL PAPER
 6,000,000     Lehman Brothers Holdings, Inc, 4.90% Due 04/25/96(d)(g)
               (cost $6,000,948)......................................    6,000,948       2.70%
                                                                        -----------     ------
               TIME DEPOSITS
10,912,901     First National Bank of Boston, Nassau, 4.81% Due
               01/02/96(d)(g).........................................   10,914,626
 2,827,299     First Union Bank, Nassau, 5.81255 Due 01/02/96(d)......    2,827,746
 7,575,800     Fleet Bank, Massachusetts, Nassau, 5.84375% Due
               01/05/96(d)............................................    7,576,998
14,000,000     Fleet Bank, Rhode Island, Cayman, 5.8125 Due
               01/31/96(d)............................................   14,002,213
                                                                        -----------
                 Total Time Deposits (cost $35,321,583)...............   35,321,583      15.88%
                                                                        -----------     ------
    SHARES
               COMMON STOCK
               ANIMAL SERVICES
   159,050     Petsmart Inc.(a)(c)....................................    4,930,550       2.22%
                                                                        -----------     ------
               COMMUNICATIONS EQUIPMENT
   147,000     3 Com Corp.(c).........................................    6,853,875
    29,800     Cascade Communications Corp(a)(c)......................    2,540,450
    38,000     Motorola Inc...........................................    2,166,000
   178,400     Tellabs Inc.(c)........................................    6,600,800
                                                                        -----------
                 Total Communications Equipment.......................   18,161,125       8.17%
                                                                        -----------     ------
               COMMUNICATIONS SERVICES
   117,100     Mobile Telecommunications(c)...........................    2,503,013       1.13%
                                                                        -----------     ------
               CONSTRUCTION
   179,000     Lowes Co's, Inc........................................    5,996,500       2.70%
                                                                        -----------     ------
               EATING & DRINKING PLACES
   328,200     Starbucks Corp.(a)(c)..................................    6,892,200       3.10%
                                                                        -----------     ------
               ELECTRICAL EQUIPMENT
    93,200     Cisco Systems, Inc.(c).................................    6,955,050
    68,500     Intel Corp.............................................    3,887,375
                                                                        -----------
                 Total Electrical Equipment...........................   10,842,425       4.87%
                                                                        -----------     ------
               FINANCIAL SERVICES
    35,700     First Data Corp(a).....................................    2,387,438       1.07%
                                                                        -----------     ------
               FOOD AND BEVERAGE
   196,900     Boston Chicken Inc.(a)(c)..............................    6,325,413       2.84%
                                                                        -----------     ------

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------   ----------
               COMMON STOCK--(CONTINUED)
               MEDICAL & OTHER HEALTH SERVICES
   212,300     Healthsource Inc.(c)...................................  $ 7,642,800
    63,600     Medtronic Inc..........................................    3,553,650
   107,800     Oxford Health Plans(c).................................    7,963,725
                                                                        -----------
                 Total Medical & Other Health Services................   19,160,175        8.62 %
                                                                        -----------      ------
               OFFICE & BUSINESS EQUIPMENT
   143,650     CUC International Inc..................................    4,902,056
    64,300     Hewlett-Packard Inc....................................    5,385,125
   224,700     Informix Corporation(c)................................    6,741,000
    73,600     Microsoft Corp.(c).....................................    6,458,400
   180,900     Office Depot(c)........................................    3,572,775
   189,650     Officemax Inc.(c)......................................    4,243,419
   121,750     Oracle Systems Corp.(c)................................    5,159,156
                                                                        -----------
                 Total Office & Business Equipment....................   36,461,931      16.40%
                                                                        -----------     ------
               PERSONAL SERVICES
   137,000     H & R Block, Inc.......................................    5,548,500       2.49%
                                                                        -----------     ------
               RESEARCH, DEVELOPMENT & TESTING
   149,400     Biogen, Inc.(c)........................................    9,188,100       4.13%
                                                                        -----------     ------
               RETAIL SALES
   186,500     Autozone Inc.(a)(c)....................................    5,385,188
   181,898     Home Depot.............................................    8,708,367
   266,462     Staples Inc.(c)........................................    6,495,010
                                                                        -----------
                 Total Retail Sales...................................   20,588,565       9.26%
                                                                        -----------     ------
               SERVICES--HEALTH & ALLIED SERVICES
   137,000     Boston Scientific Corp(a)(c)...........................    6,713,000
    97,000     Genzyme Corp--General Division(c)......................    6,050,375
    49,200     HBO & Co...............................................    3,769,950
    88,000     United Healthcare Corp.................................    5,764,000
                                                                        -----------
                 Total Services--Health & Allied Services.............   22,297,325      10.03%
                                                                        -----------     ------
               SOFTWARE DEVELOPMENT
    60,500     Intuit Inc.(c).........................................    4,719,000
    46,300     Netcom On-Line Communication(a)(c).....................    1,666,800
    28,800     Netscape Communications Corp(a)(c).....................    4,003,200
    70,200     Peoplesoft Inc.(a)(c)..................................    3,018,600
    69,500     Sybase Inc.(c).........................................    2,502,000
                                                                        -----------
                 Total Software Development...........................   15,909,600       7.15%
                                                                        -----------     ------

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------   ----------
               COMMON STOCK--(CONTINUED)
               TELECOMMUNICATIONS
   220,100     Airtouch Communications Inc.(c)........................  $ 6,217,825
   219,600     Ericsson L M Telephone ADR.............................    4,282,200
   134,300     Paging Network Inc. Telecom(c).........................    3,273,562
   123,600     Vodafone Group PLC ADR.................................    4,356,900
   205,300     Worldcom Inc...........................................    7,236,825
                                                                        -----------
                 Total Telecommunications.............................   25,367,312       11.41 %
                                                                        -----------   ----------
                 Total Common Stock (cost $173,010,404)...............  212,560,172       95.59 %
                                                                        -----------   ----------
                 Total Securities (cost $216,333,251).................  255,883,019      115.07 %
                                                                        -----------   ----------
 PRINCIPAL
----------
               REPURCHASE AGREEMENT
$9,711,528     Repurchase Agreement with Morgan Stanley, dated
               12/29/95 5.65%, proceeds at maturity $9,717,624, due
               01/02/96
               (Collateralized by US Treasury Note, 7.25%, due
               08/15/04 with a market value of $9,924,849) (cost
               $9,713,052)............................................    9,713,052        4.37 %
                                                                        -----------   ----------
               Total Investments (cost $226,046,303)..................  $265,596,071     119.44 %
               Liabilities Less Other Assets..........................  (43,233,681)     (19.44 )%
                                                                        -----------   ----------
               Net Assets.............................................  $222,362,390     100.00 %
                                                                        ===========    ========
The aggregate cost of securities for federal income tax purposes at December 31, 1995 is $226,046,303.

The following amount is based on costs for federal income tax purposes:
               Gross unrealized appreciation..........................  $44,075,286
               Gross unrealized depreciation..........................   (4,525,518)
                                                                        -----------
               Net unrealized appreciation............................  $39,549,768
                                                                        ===========

---------------

(a) All or part of this security is on loan.

(c) Non-income producing security.

(d) Collateral for securities on loan.

(g) This interest rate resets on a daily basis. The rate shown was in effect as of December 31, 1995.

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
PRINCIPAL                                                                  VALUE      NET ASSETS
----------                                                              -----------   ----------
               TIME DEPOSITS
$13,348,289    First National Bank of Boston, Nassau, 4.81%
               Due 01/02/96(d)(g).....................................  $13,350,371
 1,665,311     First Union Bank, Nassau, 5.8125% Due 01/02/96(d)......    1,665,571
10,500,000     Fleet Bank, Rhode Island, Cayman, 5.8125% Due
               01/31/96(d)............................................   10,501,638
                                                                        -----------
                  Total Time Deposits(cost $25,517,580)...............   25,517,580       8.09%
                                                                        -----------     ------
    SHARES
               COMMON STOCK
               BANKING EQUITY
   110,000     Peoples Bank Bridgeport................................    2,090,000
   162,300     Premier Bancorp........................................    3,793,763
                                                                        -----------
                  Total Banking Equity................................    5,883,763       1.87%
                                                                        -----------     ------
               BEVERAGES
    12,400     Pete's Brewing Company(c)..............................      173,600       0.06%
                                                                        -----------     ------
               BOOKS
    34,900     Gartner Group Inc. Cl A(a)(c)..........................    1,670,838       0.53%
                                                                        -----------     ------
               BROADCASTING
    47,400     Granite Broadcasting Corp(a)(c)........................      503,625
    42,000     Heftel Broadcasting Corp.(c)...........................      735,000
    73,700     Osborn Communications CP--New(c).......................      626,450
                                                                        -----------
                  Total Broadcasting..................................    1,865,075       0.59%
                                                                        -----------     ------
               CABLE & OTHER PAY TV SERVICES
    14,800     Cablevision Systems Corp.(c)...........................      802,900
    21,400     Comcast UK Cable Partners(c)...........................      267,500
     1,800     Jones Intercable Inc...................................       22,500
    64,500     Jones Intercable Inc. Cl A.............................      798,188
                                                                        -----------
                  Total Cable & Other Pay TV Services.................    1,891,088       0.60%
                                                                        -----------     ------
               COMMERCIAL BANKING
    11,300     Norwest Corporation....................................      372,900       0.12%
                                                                        -----------     ------
               COMMUNICATIONS EQUIPMENT
    25,700     Ascend Communications Inc(c)...........................    2,084,913
    37,800     Picturetel Corp(a)(c)..................................    1,630,125
                                                                        -----------
                  Total Communications Equipment......................    3,715,038       1.18%
                                                                        -----------     ------
               COMMUNICATIONS SERVICES
    22,500     Arch Communications Group Inc(c).......................      540,000
    12,000     Cellular Communications of Puerto Rico(c)..............      333,000
    11,100     CommNet Cellular Inc.(c)...............................      320,513
                                                                        -----------
                  Total Communications Services.......................    1,193,513       0.38%
                                                                        -----------     ------

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------   ----------
               COMMON STOCK--(CONTINUED)
               COMPUTER & OFFICE EQUIPMENT
    16,000     Aaron Rents Inc C1 B...................................  $   288,000
    52,600     Acxiom Corp.(c)........................................    1,439,925
    25,400     Altron Inc(c)..........................................      762,000
    70,000     Amplicon Inc...........................................    1,120,000
    14,000     Boise Cascade Office Products(c).......................      598,500
    12,400     Cisco Systems Inc(c)...................................      925,350
    40,800     Compaq Computer(c).....................................    1,958,400
    38,850     Corporate Express Inc.(c)..............................    1,170,356
    12,200     CDW Computer Centers Inc.(a)(c)........................      494,100
    34,600     CUC International Inc. ................................    1,180,725
    46,400     Cambridge Tech Partners Inc.(c)........................    2,668,000
    51,200     Comverse Technology Inc(a)(c)..........................    1,024,000
    16,200     Fair Issac & Company Inc. .............................      419,175
    28,150     Jack Henry & Associates................................      696,712
    43,950     McAfee Associates Inc.(c)..............................    1,928,306
    41,300     National Computer System Inc. .........................      779,538
    13,300     Storemedia(c)..........................................      485,450
    35,600     Telxon Corp............................................      805,450
    24,800     U. S. Office Products Co.(c)...........................      564,200
    54,000     Zebra Technologies Corp.(c)............................    1,836,000
                                                                        -----------
                  Total Computer & Office Equipment...................   21,144,187        6.70%
                                                                        -----------      ------
               COMPUTER SERVICES
    42,000     America On-Line Inc(a)(c)..............................    1,575,000
    12,400     Cascade Communications Corp(a)(c)......................    1,057,100
    30,400     Ciber Inc(c)...........................................      710,600
    21,000     DST Systems Inc(c).....................................      598,500
    20,900     Diamond Multimedia Systems(c)..........................      749,787
                                                                        -----------
                  Total Computer Services.............................    4,690,987       1.49%
                                                                        -----------     ------
               CONSUMER GOODS & SERVICES
    30,000     Alternative Resources Corp.(c).........................      907,500
    10,000     Armor All Products Corp. ..............................      181,250
    36,800     Kimberly-Clark Corp....................................    3,045,200
                                                                        -----------
                  Total Consumer Goods & Services.....................    4,133,950       1.31%
                                                                        -----------     ------
               DRUGS
    58,400     American Safety Razor Company(c).......................      459,900
    27,200     Chiron Corp.(a)(c).....................................    3,005,600
    42,200     Vitalink Pharmacy Services(c)..........................      981,150
                                                                        -----------
                  Total Drugs.........................................    4,446,650       1.41%
                                                                        -----------     ------

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------   ----------
               COMMON STOCK--(CONTINUED)
               EATING & DRINKING PLACES
    25,238     Apple South Inc. ......................................  $   542,606
    29,700     Boston Chicken(a)(c)...................................      954,113
    13,400     Papa John's International Inc(a).......................      551,913
                                                                        -----------
                 Total Eating & Drinking Places.......................    2,048,632        0.65%
                                                                        -----------      ------
               EDUCATION
     8,600     Apollo Group Inc C1 A(c)...............................      336,475
   180,000     ITT Educational Services Inc.(c).......................    4,432,500
   152,500     Kinder Care Learning Centers(c)........................    1,925,313
   485,800     National Education Corp................................    3,947,125
                                                                        -----------
                 Total Education......................................   10,641,413        3.37%
                                                                        -----------      ------
               ELECTRICAL EQUIPMENT
    26,600     Alantec Corp.(c).......................................    1,549,450
    39,700     Cable Design Technologies(c)...........................    1,746,800
    48,350     Checkpoint Systems Inc.(c).............................    1,807,081
    48,900     Kemet Corp.(c).........................................    1,167,488
    13,100     Kent Electronics Corp.(c)..............................      764,712
    85,000     Rogers Corp. ..........................................    1,848,750
     7,300     Sterling Electronics...................................      125,013
    34,700     Tencor Instruments(c)..................................      845,813
    49,200     Ultratech Stepper Inc.(c)..............................    1,266,900
                                                                        -----------
                 Total Electrical Equipment...........................   11,122,007       3.53%
                                                                        -----------     ------
               ENVIRONMENTAL MANAGEMENT
    51,200     United Waste Systems Inc.(c)...........................    1,907,200       0.61%
                                                                        -----------     ------
               FINANCE
    73,000     Allied Capital Corporation(a)..........................      994,625
    45,327     Allied Capital Lending Co..............................      600,583
    77,600     Cash American Investments Inc. ........................      426,800
                                                                        -----------
                 Total Finance........................................    2,022,008       0.64%
                                                                        -----------     ------
               FINANCIAL SERVICES
    31,900     Concord EFS Inc.(c)....................................    1,347,775       0.43%
                                                                        -----------     ------
               FREIGHT AND CARGO
    36,000     Fritz Companies Inc.(a)(c).............................    1,494,000
   169,700     Harper Group Inc. .....................................    3,012,175
                                                                        -----------
                 Total Freight and Cargo..............................    4,506,175       1.43%
                                                                        -----------     ------

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------   ----------
               COMMON STOCK--(CONTINUED)
               GAMING
    13,100     Anchor Gaming(c).......................................  $   298,025
    42,300     Harveys Casinos Resorts................................      761,400
    26,100     Scientific Games Holdings Corp(c)......................      985,275
                                                                        -----------
                 Total Gaming.........................................    2,044,700        0.65%
                                                                        -----------      ------
               GROCERY STORES
    44,000     Dairymart Coven Stores C1 A(c).........................      247,500
    37,700     General Nutrition Companies(c).........................      867,100
    19,400     Uni-Marts Inc..........................................      160,050
                                                                        -----------
                 Total Grocery Stores.................................    1,274,650        0.40%
                                                                        -----------      ------
               HEALTH SERVICES & HOSPITAL SUPPLIES
    52,900     Advocat Inc.(c)........................................      588,513
    24,000     Circon Corp(c).........................................      486,000
    14,700     Coherent Inc.(c).......................................      595,350
    27,500     Daig Corp(c)...........................................      632,500
    21,100     Gulf South Medical Supply Inc.(c)......................      638,275
    22,800     Neuromedical Systems Inc.(c)...........................      458,850
    28,200     Orthodontic Centers Of America(c)......................    1,360,650
    46,400     Owen Healthcare Inc.(c)................................    1,281,800
   157,500     Owens & Minor Holding Co...............................    2,008,125
    48,300     Physician Sales & Service(c)...........................    1,376,550
    25,400     Quintiles Transnational Corp.(c).......................    1,041,400
   102,600     Unilab Corporation(c)..................................      275,738
    97,200     Universal Health Services C1 B.........................    4,313,250
                                                                        -----------
                 Total Health Services & Hospital Supplies............   15,057,001        4.77%
                                                                        -----------      ------
               HORTICULTURAL SPECIALTIES
    47,000     Sylvan Inc.(c).........................................      558,125       0.18%
                                                                        -----------     ------
               HOTELS
    12,400     HFS Inc................................................    1,013,700       0.32%
                                                                        -----------     ------
               INDUSTRIAL MACHINERY
    45,700     Applied Materials Inc.(c)..............................    1,799,438
    17,600     Astec Industries(c)....................................      173,800
    67,500     Electro Rent Corp.(c)..................................    1,468,125
    13,400     MSC Industrial Direct Co. C1 A(a)(c)...................      368,500
                                                                        -----------
                 Total Industrial Machinery...........................    3,809,863       1.21%
                                                                        -----------     ------

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------   ----------
               COMMON STOCK--(CONTINUED)
               INSURANCE
    56,800     American Travellers Corp.(a)(c)........................  $ 1,597,500
    22,500     Intercargo Inc.........................................      225,000
    38,600     National Western Life Insurance C1 A(c)................    2,161,600
    38,700     Western National Corp..................................      624,038
    72,800     Willis Corroon Group ADR(a)............................      846,300
                                                                        -----------
                  Total Insurance.....................................    5,454,438        1.73%
                                                                        -----------      ------
               MANUFACTURING
    51,600     Blyth Industries Inc.(c)...............................    1,522,200
     3,500     In Focus Systems Inc(c)................................      126,438
    32,900     Qualcomm Inc.(c).......................................    1,414,700
    22,000     Wolverine Tube Inc.(c).................................      825,000
                                                                        -----------
                  Total Manufacturing.................................    3,888,338       1.23%
                                                                        -----------     ------
               MANUFACTURER OF INTEGRATED CIRCUITS
    19,400     Hadco Corp(c)..........................................      545,625       0.17%
                                                                        -----------     ------
               MEDICAL & OTHER HEALTH SERVICE
    15,299     Community Health Systems(c)............................      545,027
    27,000     Compdent Corp(c).......................................    1,120,500
    48,200     Genzyme Corp.--General Division(a).....................    3,006,475
     9,500     Health Management Systems Inc(c).......................      370,500
    71,300     Healthsource Inc.(c)...................................    2,566,800
    27,300     IDEXX Laboratories Inc.(c).............................    1,283,100
    26,500     Living Centers of America(c)...........................      927,500
    60,500     Medpartners/Millikin Inc.(a)(c)........................    1,996,500
    42,400     Omnicare Inc.(a).......................................    1,897,400
    16,000     Ornda Healthcorp(c)....................................      372,000
    37,800     Oxford Health Plans....................................    2,792,475
    19,800     Pacificare Health Systems C1 B(c)......................    1,722,600
    13,850     Phycor Inc.(c).........................................      700,291
    26,600     Physician Reliance(c)..................................    1,057,350
    22,200     Quorum Health Group Inc(c).............................      488,400
    32,800     Renal Treatment Centers Inc(c).........................    1,443,200
    23,000     Summit Care Corp.(c)...................................      526,125
                                                                        -----------
                  Total Medical & Other Health Service................   22,816,243       7.23%
                                                                        -----------     ------
               MISCELLANEOUS
   100,300     Alpha Industries Inc...................................    1,416,738
     3,000     Delta & Pine Land Co...................................      110,250
    32,300     Midwest Grain Products, Inc.(c)........................      452,200
                                                                        -----------
                  Total Miscellaneous.................................    1,979,188       0.63%
                                                                        -----------     ------

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
-----------                                                             -----------   ----------
               COMMON STOCK--(CONTINUED)
               MOTOR VEHICLES AND EQUIPMENT
    42,800     Discount Auto Parts Inc.(c)............................  $ 1,332,150        0.42%
                                                                        -----------      ------
               NON-DEPOSITORY CREDIT INSTITUTIONS
    80,500     The Money Store Inc....................................    1,257,813       0.40%
                                                                        -----------     ------
               OIL & GAS
    50,200     Berry Petroleum Cl A...................................      508,275
    49,700     Daniel Industries......................................      708,225
    88,900     Tosco Corp.............................................    3,389,313
                                                                        -----------
                  Total Oil & Gas.....................................    4,605,813       1.46%
                                                                        -----------     ------
               PERSONAL CARE PRODUCTS
    40,400     Helen of Troy LTD--New.................................      848,400       0.27%
                                                                        -----------     ------
               PERSONNEL SERVICES
    31,800     Accustaff Inc(c).......................................    1,399,200
    32,575     Brandon System Corp....................................      834,734
    51,600     Manpower Inc...........................................    1,451,250
    23,100     Robert Half International Inc..........................      967,312
                                                                        -----------
                  Total Personnel Services............................    4,652,496       1.47%
                                                                        -----------     ------
               PHOTORESIST REMOVAL EQUIPMENT
    40,100     Gasonics International Corp(c).........................      541,350       0.17%
                                                                        -----------     ------
               PLASTICS MATERIALS & SYNTHETIC
   139,800     Lydall Inc.............................................    3,180,450       1.01%
                                                                        -----------     ------
               POLLUTION CONTROL
    51,102     Tetra Tech Inc.(c).....................................    1,162,561
    38,100     U.S. Filter Corp.(c)...................................    1,014,412
                                                                        -----------
                  Total Pollution Control.............................    2,176,973       0.69%
                                                                        -----------     ------
               PRINTING & PUBLISHING
    50,800     ASM Lithography Holding NV(c)..........................    1,689,100
    19,600     Clear Channel Communications...........................      864,850
    60,000     Houghton Mifflin Company...............................    2,580,000
    25,700     Scholastic Corp.(c)....................................    1,998,175
   235,000     Steck Vaughn Publishing Corp.(c).......................    1,733,125
                                                                        -----------
                  Total Printing & Publishing.........................    8,865,250       2.81%
                                                                        -----------     ------
               RADIATION MONITORING SERVICE
    27,800     Landauer Inc. .........................................      604,650       0.19%
                                                                        -----------     ------
               RADIO, TV, CONSUMER ELECTRONICS & MUSIC
    82,600     Cognex Corp.(c)........................................    2,870,350       0.91%
                                                                        -----------     ------
               RAILROADS
    19,500     Wisconsin Central Transport(c).........................    1,282,125       0.41%
                                                                        -----------     ------

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------   ----------
               COMMON STOCK--(CONTINUED)
               REAL ESTATE INVESTMENT TRUST
    99,800     Allied Capital Commercial Corp.........................  $ 1,971,050
    65,400     Equity Inns Inc........................................      752,100
    22,800     Health Care Property Invest Inc. ......................      800,850
    14,800     RFS Hotel Investors Inc................................      227,550
    26,800     Roc Communities Inc. ..................................      643,200
                                                                        -----------
                  Total Real Estate Investment Trust..................    4,394,750        1.39 %
                                                                        -----------      ------
               RETAIL SALES
     9,900     Baby Superstore(a)(c)..................................      564,300
    62,700     Catherines Stores Corp.(c).............................      517,275
    86,200     Consolidated Stores Corp.(c)...........................    1,874,850
    69,000     Fred's Inc. ...........................................      517,500
    18,600     Gap Stores.............................................      781,200
    29,000     Global Directmail Corp.(c).............................      797,500
   175,000     MacFrugals Bargains Close-Outs.........................    2,450,000
    30,300     The Men's Wearhouse Inc(a).............................      780,225
   155,200     Michael Anthony Jewellers Inc.(c)......................      407,400
    23,700     Micro Warehouse Inc.(a)(c).............................    1,025,025
    41,700     Nautica Enterprises Inc(c).............................    1,824,375
    58,200     Pentech International Inc.(c)..........................      116,400
    37,700     Sunglass Hut Inc.(c)...................................      895,375
    13,100     Tandy Crafts Inc. .....................................      103,162
    81,900     Tommy Hilfiger Corp(c).................................    3,470,512
    52,600     Travel Ports of America(c).............................      131,500
                                                                        -----------
                  Total Retail Sales..................................   16,256,599       5.15%
                                                                        -----------     ------
               SANITARY SERVICES
    44,500     National Sanitary Supply(c)............................      522,875
    27,300     Sanifill Inc(c)........................................      911,137
                                                                        -----------
                  Total Sanitary Services.............................    1,434,012       0.45%
                                                                        -----------     ------
               SAVINGS & LOAN HOLDING COMPANY
    52,573     First Republic Bancorp Inc. ...........................      690,020       0.22%
                                                                        -----------     ------
               SAVINGS INSTITUTIONS
   114,000     American Federal Bank..................................    1,738,500
   101,400     Charter One Finance Inc................................    3,105,375
   103,000     First Saving Bank of Washington........................    1,351,875
   140,000     Roosevelt Financial Group Inc.(a)......................    2,712,500
    60,000     Washington Mutual Inc(a)...............................    1,732,500
                                                                        -----------
                  Total Savings Institutions..........................   10,640,750       3.37%
                                                                        -----------     ------

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------   ----------
               COMMON STOCK--(CONTINUED)
               SECURITY SYSTEM SERVICES
   753,692     Automated Security Holdings ADR........................  $   565,267
     9,000     Protection One Inc(c)..................................       92,250
   130,000     Sensormatic Electronics Corp(a)........................    2,258,750
                                                                        -----------
                  Total Security System Services......................    2,916,267        0.92 %
                                                                        -----------      ------
               SEMICONDUCTOR MANUFACTURER
    20,000     FSI International Inc.(c)..............................      405,000
    39,100     Input/Output Inc.(a)(c)................................    2,258,025
    17,500     Richardson Electronics.................................      188,125
    36,700     Sierra Semiconductor(c)................................      509,212
                                                                        -----------
                  Total Semiconductor Manufacturer....................    3,360,362       1.07%
                                                                        -----------     ------
               SERVICES--CLEANING & MAINTENANCE TO DWELLERS
    28,800     ABM Industries Inc.....................................      799,200       0.25%
                                                                        -----------     ------
               SEWER/DRAIN CLEANING SERVICE
    23,900     Roto Rooter Inc........................................      788,700       0.25%
                                                                        -----------     ------
               SOFTWARE MANUFACTURER
    36,800     Actel Corp(c)..........................................      395,600
     7,000     American Business Information(c).......................      135,625
    42,200     Astea International Inc(c).............................      965,325
     9,900     Broderbund Software Inc.(a)(c).........................      601,425
     4,900     Catalyst International Inc(c)..........................       56,350
    93,200     Computer Associates Intl Inc...........................    5,300,750
    43,600     Computron Software Inc(c)..............................      784,800
    18,000     Dialogic Corp(c).......................................      693,000
    43,700     Electronics For Imaging(c).............................    1,911,875
    71,400     Hyperion Software Corp.(c).............................    1,517,250
    21,300     INSO Corp(a)(c)........................................      905,250
    18,600     Integrated Systems Inc(c)..............................      725,400
     9,900     Intuit Inc(c)..........................................      772,200
    16,600     Medic Computer Systems Inc.(c).........................    1,004,300
    60,500     Microsoft Corp(c)......................................    5,308,875
    51,900     Netmanage Inc(a)(c)....................................    1,206,675
    30,500     Optical Data Systems Inc(c)............................      770,125
    42,000     Oracle Corporation(c)..................................    1,779,750
    74,100     Parametric Technology Corp(a)..........................    4,927,650
    20,600     Project Software & Development.........................      718,425
    19,800     Remedy Corp(c).........................................    1,173,150

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 1995


               SOFTWARE MANUFACTURER -- (CONTINUED)

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------   ----------
               COMMON STOCK--(CONTINUED)
               SOFTWARE MANUFACTURER--(CONTINUED)
    26,600     Shiva Corp(a)(c).......................................  $ 1,935,150
    21,000     Sterling Software......................................    1,309,875
    16,700     Veritas Software Corp(c)...............................      634,600
                                                                        -----------
                  Total Software Manufacturer.........................   35,533,425       11.26 %
                                                                        -----------      ------
               SPECIALTY CHEMICALS
    29,100     Chemed Corp............................................    1,131,262
    37,600     IMC Global Inc.........................................    1,536,900
                                                                        -----------
                  Total Specialty Chemicals...........................    2,668,162       0.85%
                                                                        -----------     ------
               TELECOMMUNICATIONS
    36,500     ACC Corp...............................................      841,781
    24,100     Allen Group............................................      539,237
    29,600     Aspect Telecommunications Corp(c)......................      991,600
    63,500     AT&T Capital Corp......................................    2,428,875
    11,575     Associated Group Inc.--Cl A(c).........................      218,477
    19,675     Associated Group Inc.--Cl B(c).........................      373,825
    65,000     Cabletron Systems Inc.(c)..............................    5,265,000
     1,000     Cellular Communications Inc(c).........................       49,750
    59,975     Centennial Cellular Corp Cl A(c).......................    1,027,072
    78,400     Communications Central Inc.(c).........................      352,800
    53,000     Davel Communications Group(c)..........................      715,500
    56,300     Premisys Communications Inc(a)(c)......................    3,152,800
    33,600     Pronet Inc.(c).........................................      991,200
    77,800     TPI Enterprises(c).....................................      243,125
    32,000     VTEL Corp(c)...........................................      592,000
    17,800     Worldcom Inc(c)........................................      627,450
                                                                        -----------
                  Total Telecommunications............................   18,410,492       5.84%
                                                                        -----------     ------
               TRANSPORTATION
    92,000     Air Express International Corp.........................    2,116,000
   100,000     Airborne Freight Corp..................................    2,662,500
   105,700     Consolidated Freightways Inc...........................    2,801,050
    33,300     Oxford Resources Corp. Cl A(c).........................      749,250
   129,700     Pittston Services Group................................    4,069,337
                                                                        -----------
                  Total Transportation................................   12,398,137       3.93%
                                                                        -----------     ------

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                   VALUE      NET ASSETS
----------                                                              -----------   ----------
               COMMON STOCK--(CONTINUED)
               WIDE AREA NETWORKS
   100,600     Stratacom Inc(a)(c)....................................  $ 7,394,100
    34,600     Sun Microsystems Inc(c)................................    1,578,625
                                                                        -----------
                  Total Wide Area Networks............................    8,972,725        2.84 %
                                                                        -----------      ------
               Total Common Stocks (cost $249,235,219)................  294,700,091       93.42 %
                                                                        -----------      ------
               PREFERRED STOCK
               TELECOMMUNICATIONS
     9,094     Cellular Communications Inc.(c) (cost $425,145)........      445,606       0.14%
                                                                        -----------     ------
                  Total Securities (cost $275,177,944)................  320,663,277     101.65%
                                                                        -----------     ------
 PRINCIPAL
-----------
               REPURCHASE AGREEMENT
$21,474,530    Repurchase Agreement with Morgan Stanley, dated
               12/29/95 5.65%, proceeds at maturity $21,488,011, due
               01/02/96 (Collateralized by US Treasury Note, 7.25%,
               due 08/15/04 with a market value of $21,946,233) (cost
               $21,477,900)...........................................  $21,477,900       6.81%
                                                                        -----------     ------
                  Total Investments (cost $296,655,844)...............  $342,141,177    108.46%
                  Liabilities in Excess of Other Assets...............  (26,682,952)     (8.46)%
                                                                        -----------     ------
                  Net Assets..........................................  $315,458,225    100.00%
                                                                        ===========     ======
The aggregate cost of securities for federal income tax
purposes at December 31, 1995 is $297,912,599.

The following amount is based on costs for federal income tax purposes:
               Gross unrealized appreciation..........................  $59,947,614
               Gross unrealized depreciation..........................  (15,719,036)
                                                                        -----------
               Net unrealized appreciation............................  $44,228,578
                                                                        ===========

---------------

(a) All or part of this security is on loan.

(c) Non-income producing security.

(d) Collateral for securities on loan.

(g) This interest rate resets on a daily basis. The rate shown was in effect as of December 31, 1995.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1995

                                                                                       PERCENT OF
PRINCIPAL                                                                    VALUE     NET ASSETS
--------                                                                   ---------   ----------
             CORPORATE BONDS AND NOTES
             AEROSPACE
$250,000     BE Aerospace 9.75% Due 03/01/03.............................   $250,625       2.79%
                                                                           ------------    ----
             AMUSEMENT & RECREATION
 250,000     ARA Group 8.50% Due 06/01/03................................    261,875
 250,000     MGM Grand Hotel Finance Corp 11.75% Due 05/01/99............    265,000
                                                                           ------------
                Total Amusement & Recreation.............................    526,875       5.86%
                                                                           ------------    ----
             AUTO PARTS
 250,000     Exide Corp 10.75% Due 12/15/02..............................    271,563
 250,000     SPX Corp 11.75% Due 06/01/02................................    267,500
                                                                           ------------
                Total Auto Parts.........................................    539,063       5.99%
                                                                           ------------    ----
             BROADCASTING
 200,000     Infinity Broadcasting 10.375% Due 03/15/02..................    214,500
 250,000     Viacom International 8.00% Due 07/07/06.....................    255,020
                                                                           ------------
                Total Broadcasting.......................................    469,520       5.22%
                                                                           ------------    ----
             CABLE TV SERVICES
 250,000     Century Communications 9.75% Due 02/15/02...................    260,000
 250,000     Continental Cablevision Inc 11.00% Due 06/01/07.............    278,750
  50,000     Jones Intercable 9.625% Due 03/15/02........................     53,688
 125,000     Rogers Cablesystems 9.625% Due 08/01/02.....................    131,250
  25,000     Rogers Cablesystems Ltd. 11.00% Due 12/01/15................     26,875
 250,000     TCI Communications 8.75% Due 08/01/15.......................    275,248
                                                                           ------------
                Total Cable TV Services..................................  1,025,811      11.40%
                                                                           ------------   -----
             CHEMICAL AND ALLIED PRODUCTS
 250,000     AK Steel Holding Corp 10.75% Due 04/01/04...................    276,875
 250,000     Freeport McMoran Resource Partners 8.75% Due 02/15/04.......    256,250
  75,000     IDEX Corp 9.75% Due 09/15/02................................     79,500
 250,000     NL Industries Inc 11.75% Due 10/15/03.......................    266,875
 125,000     Sherritt Gordon Ltd 9.75% Due 04/01/03......................    132,187
                                                                           ------------
                Total Chemical and Allied Products.......................  1,011,687      11.24%
                                                                           ------------   -----
             COMMUNICATION EQUIPMENT
 250,000     K-III Communications Corp 10.625% Due 05/01/02..............    267,500
 250,000     Metrocall Inc 10.375% Due 10/01/07..........................    265,000
                                                                           ------------
                Total Communication Equipment............................    532,500       5.92%
                                                                           ------------    ----

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 1995

                                                                                       PERCENT OF
PRINCIPAL                                                                    VALUE     NET ASSETS
---------                                                                  ----------  ----------
             CORPORATE BONDS AND NOTES--(CONTINUED)
             MANUFACTURING
$250,000     American Standard Senior Notes 10.875% Due 05/15/99.........   $273,125
 250,000     Huntsman Corp 10.625% Due 04/15/01..........................    280,000
 250,000     Owens-Illinois Inc 11.00% Due 12/01/03......................    283,813
 250,000     USG Corp 8.50% Due 08/01/05.................................    258,125
 250,000     Westinghouse Air 9.375% Due 06/15/05........................    254,688
                                                                           ------------
                Total Manufacturing......................................  1,348,751      14.99%
                                                                           ------------   -----
             MEDICAL AND OTHER HEALTH SERVICES
 250,000     Abbey Healthcare 9.50% Due 11/01/02.........................    265,000
 250,000     Healthsound Rehabilitation 9.50% Due 04/01/01...............    266,875
  70,000     Quorum Health 8.75% Due 11/01/05............................     72,362
 250,000     Tenet Healthcare Corp 8.625% Due 12/01/03...................    263,750
                                                                           ------------
                Total Medical and Other Health Services..................    867,987       9.65%
                                                                           ------------    ----
             MISCELLANEOUS
 216,458     Midland Cogeneration Venture 10.33% Due 07/23/02............    228,274       2.54%
                                                                           ------------    ----
             OIL AND GAS
 250,000     Ferrellgas LP/Fin Corp 10.00% Due 08/01/01..................    265,000
 125,000     Gulf Canada Resources Ltd 9.25% Due 01/15/04................    129,457
  80,000     Vintage Petroleum 9.00% Due 12/15/05........................     80,700
                                                                           ------------
                Total Oil & Gas..........................................    475,157       5.28%
                                                                           ------------    ----
             PAPER PRODUCTS
  25,000     Buckeye Cellulose Corp 8.50% Due 12/05/05...................     25,656
 200,000     Container Corp of America 11.25% Due 05/01/04...............    204,000
 125,000     Repap New Brunswick 9.875% Due 07/15/00.....................    125,312
                                                                           ------------
                Total Paper Products.....................................    354,968       3.94%
                                                                           ------------    ----
             PHARMACEUTICALS
  60,000     Ivac Corp 9.25% Due 12/01/02................................     61,500       0.68%
                                                                           ------------    ----
             SECURITY SYSTEMS
 250,000     ADT Operations 9.25% Due 08/01/03...........................    267,500       2.97%
                                                                           ------------    ----

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 1995

                                                                                       PERCENT OF
PRINCIPAL                                                                    VALUE     NET ASSETS
---------                                                                  ---------   ----------
             CORPORATE BONDS AND NOTES--(CONTINUED)
             TRANSPORTATION
$250,000     Viking Star Ship 9.625% Due 07/15/03........................   $258,750       2.88%
                                                                           ------------  ------
                Total Investments (cost $8,056,922)......................  $8,218,968     91.35%
                Other Assets Less Liabilities............................    778,627       8.65%
                                                                           ------------  ------
                Net Assets...............................................  $8,997,595    100.00%
                                                                           ============  ======
The aggregate cost of securities for federal income tax purposes at December 31, 1995 is $8,056,922.
The following amount is based on costs for federal income tax purposes.
             Aggregate gross unrealized appreciation.....................   $174,397
             Aggregate gross unrealized depreciation.....................  (12,351)
                                                                           ------------
             Net unrealized appreciation.................................   $162,046
                                                                           ------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1995

                                                                              PERCENT OF
PRINCIPAL                                                          VALUE      NET ASSETS   COUNTRY
----------                                                       ----------   ----------   -------
               CORPORATE BONDS AND NOTES
$  277,000     Bangkok Bank Public Co. 3.25%, Due 03/03/04...... $  294,313                HK
   200,000     British Air Capital 9.75%, Due 06/15/05..........    636,560                UK
15,000,000     Sekisui House 2.50%, Due 01/31/02................    201,975                JPN
                                                                 ------------
                  Total Corporate Bonds and Notes (cost
                  $1,106,891)...................................  1,132,848       1.36%
                                                                 ------------  -------
               CONVERTIBLE BONDS
     2,000     Ericson LM 4.25%, Due 06/30/00...................      5,375                SWE
   390,000     Sumitomo Bank 3.125% Due 03/31/04................    353,925                JPN
   390,000     Renong Berhad 2.50% Due 01/15/05.................    437,288                MAL
                                                                 ------------
                  Total Convertible Bonds (cost $762,913).......    796,588       0.95%
                                                                 ------------  -------
SHARES/UNITS
               COMMON STOCKS AND WARRANTS
               AEROSPACE/DEFENSE
    74,400     CAE Industries...................................    565,702       0.68%    GER
                                                                 ------------  -------
               AIRLINES
   275,000     Citic Pacific LTD................................    940,720                HK
    17,000     British Airways PLC..............................    122,997                UK
     1,100     Swissair(c)......................................    803,024                SWI
                                                                 ------------
                  Total Airlines................................  1,866,741       2.24%
                                                                 ------------  -------
               AMUSEMENT & RECREATION
   162,000     Euro Disneyland SCA(c)...........................    369,344       0.44%    FRA
                                                                 ------------  -------
               AUTO EQUIPMENT
     5,900     Mannesmann AG....................................  1,881,781                GER
     6,000     Valeo............................................    278,260                FRA
                                                                 ------------
                  Total Auto Equipment..........................  2,160,041       2.59%
                                                                 ------------  -------
               BANKING
    20,000     ABN AMRO Holdings................................    912,046                NET
     2,000     Banco Popular Espanola...........................    368,788                SPA
    48,000     Barclay's PLC....................................    550,738                UK
     6,200     CS Holdings......................................    637,161                SWI
       900     Holderbank Finan Glaris Cl B.....................    692,217                SWI
    22,600     International Nederlanden Group..................  1,511,375                NET
    99,000     Morgan Crucible Company PLC......................    590,228                UK
    86,000     National Westminster.............................    866,562                UK
    65,000     Overseas Chinese Bkng Corp.......................    813,378                SIN
    12,000     Sumitomo Bank....................................    254,770                JPN
   196,000     Westpac Banking Corp.............................    868,946                AUS
                                                                 ------------
                  Total Banking.................................  8,066,209       9.67%
                                                                 ------------  -------

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 1995

                                                                              PERCENT OF
SHARES/UNITS                                                       VALUE      NET ASSETS   COUNTRY
------------                                                     -----------  ----------   -------
               COMMON STOCKS AND WARRANTS--(CONTINUED)
               BEVERAGES
    98,000     Amatil LTD Coca Cola............................. $  782,197                AUS
   116,000     Lion Nathan......................................    276,799                NZL
    21,000     Seagrams Co Ltd..................................    727,125                CAN
                                                                 ------------
                  Total Beverages...............................  1,786,121        2.14%
                                                                 ------------   -------
               BROADCASTING
    95,000     British Sky Broadcasting PLC.....................    599,574                UK
     4,000     Canal Plus.......................................    750,862                FRA
    17,100     Grupo Televisa--GDR..............................    384,750                MEX
    13,000     Rogers Communications Cl B(c)....................    145,291                CAN
   135,000     Television Broadcasts Ltd........................    481,019                HK
    35,000     Tokyo Broadcasting...............................    576,818                JPN
                                                                 ------------
                  Total Broadcasting............................  2,938,314        3.52%
                                                                 ------------   -------
               BUILDING CONTRACTOR
    52,000     Sekisui House LTD................................    665,423        0.80%   JPN
                                                                 ------------   -------
               BUILDING MATERIALS
    74,000     Italcenenti Frabbriche Riunit....................    443,142                GER*
    13,000     Tostem Corp......................................    432,276                JPN
                                                                 ------------
                  Total Building Materials......................    875,418        1.05%
                                                                 ------------   -------
               CHEMICALS
    32,000     AGA AB...........................................    441,814                SWE
     1,900     Akzo Dutch.......................................    219,989                NET
    20,000     Norsk Hydro......................................    842,058                NOR
                                                                 ------------
                  Total Chemicals...............................  1,503,861        1.80%
                                                                 ------------   -------
               COMMUNICATIONS
        84     DDI Corp.........................................    651,468        0.78%   JPN
                                                                 ------------   -------
               CONSUMER GOODS
    48,000     Nikon Corp.......................................    651,466                JPN
    56,000     Reckitt and Colman PLC...........................    619,920                UK
    15,000     Sony Corp........................................    900,131                JPN
    37,000     Thorn EMI PLC....................................    871,457                UK
                                                                 ------------
                  Total Consumer Goods..........................  3,042,974        3.65%
                                                                 ------------   -------
               DRUGS
    49,000     Astra AB.........................................  1,959,343                SWE
    52,000     Banyu Pharmaceutical Co..........................    640,219                JPN
    56,000     Sankyo Co Ltd....................................  1,259,502                JPN
                                                                 ------------
                  Total Drugs...................................  3,859,064        4.62%
                                                                 ------------   -------

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 1995

                                                                              PERCENT OF
SHARES/UNITS                                                       VALUE      NET ASSETS   COUNTRY
------------                                                     -----------  ----------   -------
               COMMON STOCKS AND WARRANTS--(CONTINUED)
               ELECTRIC UTILITIES
     8,400     Asea--A.......................................... $  817,538                SWE
   180,000     Hong Kong Electric...............................    590,148                MAL
                                                                 ------------
                  Total Electric Utilities......................  1,407,686        1.69%
                                                                 ------------   -------
               ELECTRONICS
       900     BBC Brown Boveri & Cie...........................  1,048,103                SWI
    79,000     Bombardier Inc Cl B..............................  1,042,140                CAN
   142,000     Hitachi LTD......................................  1,431,672                JPN
    26,000     Kokusai Electric.................................    544,440                JPN
    17,000     Kyocera Corp.....................................  1,264,061                JPN
    19,000     Murata Mfg Co Ltd................................    699,939                JPN
    19,000     Omron Corp.......................................    438,383                JPN
    24,600     Philips Electronics N.V. ADR.....................    882,525                NET
                                                                 ------------
                  Total Electronics.............................  7,351,263       8.81%
                                                                 ------------  -------
               ENGINEERING
    17,000     Chudenko Corp....................................    583,411       0.70%    JPN
                                                                 ------------  -------
               FINANCIAL SERVICES
     3,000     Hong Leong Credit BHD............................     14,888                MAL
    16,800     HSBC Holdings PLC................................    262,270                UK
    20,450     Lend Lease Corp Ltd..............................    296,635                AUS
    29,000     Nomura Securities Co Ltd.........................    632,563                JPN
    15,000     Orix Corp........................................    618,021                JPN
    76,000     Wako Securities Co Ltd(c)........................    674,888                JPN
                                                                 ------------
                  Total Financial Services......................  2,499,265       3.00%
                                                                 ------------  -------
               FOOD & BEVERAGE
     1,200     Nestle (Malaysia) Berhad.........................      8,791                MAL
     1,200     Nestle...........................................  1,330,725                SWI
                                                                 ------------
                  Total Food & Beverage.........................  1,339,516       1.61%
                                                                 ------------  -------
               FREIGHT TRANSPORTATION
   122,000     Kawasaki Kisen(c)................................    387,923                JPN
   244,000     TNT Limited......................................    346,651                AUS
                                                                 ------------
                  Total Freight Transportation..................    734,574       0.88%
                                                                 ------------  -------
               HOTELS
    63,000     Forte PLC........................................    323,272       0.39%    UK
                                                                 ------------  -------

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 1995

                                                                              PERCENT OF
SHARES/UNITS                                                       VALUE      NET ASSETS   COUNTRY
------------                                                     ----------   ----------   -------
               COMMON STOCKS AND WARRANTS--(CONTINUED)
               INSURANCE
    22,800     Alleanza Assicuraz............................... $  160,248                ITL
       200     Baloise Holdings.................................    417,155                SWI
   259,081     GIO Australian Holdings Ltd......................    603,218                AUS
     7,600     Mapfre Vida Seguros..............................    451,052                SPA
    62,000     Mitsui Marine & Fire Ins.........................    442,376                JPN
       327     Muenchener Rueckversicherungs....................    705,964                GER
        20     Muenchener Rueckversicherungs--Warrants
               (Expires 03/13/98)...............................      2,648                GER
    71,000     Yasuda Fire & Marine Ins.........................    502,460                JPN
                                                                 ------------
                  Total Insurance...............................  3,285,121        3.94%
                                                                 ------------   -------
               INVESTMENT HOLDING COS
   665,000     Brierley Investments Ltd.........................    526,015                NZL
   337,000     Sime Darby Berhad................................    895,948                MAL
     1,000     UMW Holdings BHD Warrants (Expires 01/26/00).....        705                MAL
                                                                 ------------
                  Total Investment Holding Cos..................  1,422,668        1.70%
                                                                 ------------   -------
               MACHINERY PRODUCTION
    11,400     ASM Lithography Holding NV(c)....................    379,050                NET
    19,000     Atlas Copco AB--Cl A.............................    292,431                SWE
    21,000     Atlas Copco AB--Cl B.............................    316,875                SWE
    18,000     Mitsubishi Heavy.................................    941,463                JPN
       100     Sidel............................................     31,204                FRA
                                                                 ------------
                  Total Machinery Production....................  1,961,023        2.35%
                                                                 ------------   -------
               METAL MINING
    26,000     Inco Ltd.........................................    864,500                CAN
   216,000     Placer Pacific Ltd...............................    446,666                AUS
    90,000     Western Mining Corp Holding Ltd..................    578,430                AUS
                                                                 ------------
                  Total Metal Mining............................  1,889,596        2.26%
                                                                 ------------   -------
               METAL REFINERIES
    17,000     Alcan Aluminum LTD...............................    529,125                CAN
   107,000     Kawasaki Steel...................................    373,430                JPN
    15,000     Pechiney.........................................    567,440                FRA
    15,000     Pechiney Warrants (Expires 01/08/96).............         31                FRA
     9,900     Sandvik AB--A....................................    174,032                SWE
     2,800     Sandvik AB--B(c).................................     49,221                SWE
                                                                 ------------
                  Total Metal Refineries........................  1,693,279        2.03%
                                                                 ------------   -------

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 1995

                                                                              PERCENT OF
SHARES/UNITS                                                       VALUE      NET ASSETS   COUNTRY
------------                                                     -----------  ----------   -------
               COMMON STOCKS AND WARRANTS--(CONTINUED)
               MOTOR VEHICLES
     9,700     Autoliv AB....................................... $  567,901                SWE
    54,000     Mitsubishi Motor Corp(c).........................    440,262                JPN
    24,000     Toyota Motor Co..................................    509,539                JPN
     2,300     Volkswagen AG....................................    772,946                GER
    30,000     Volvo Aktiebolag B Free..........................    615,642                SWE
                                                                 ------------
                  Total Motor Vehicles..........................  2,906,290        3.48%
                                                                 ------------   -------
               OIL AND GAS
    98,000     British Gas Corp.................................    386,473                UK
    17,000     Repsol SA--ADR...................................    558,875                SPA
     6,200     Societe National Elf--Aquitaine..................    457,420                FRA
    15,000     YPF Sociedad Anonima--ADR........................    324,375                ARG
                                                                 ------------
                  Total Oil and Gas.............................  1,727,143        2.07%
                                                                 ------------   -------
               PERSONAL SERVICES
    15,000     Secom Co Ltd.....................................  1,044,093        1.25%   JPN
                                                                 ------------   -------
               PRINTING AND PUBLISHING
    93,000     News Corp Ltd....................................    496,704                AUS
    29,000     Singapore Press Holdings Ltd.....................    512,561                SIN
                                                                 ------------
                  Total Printing and Publishing.................  1,009,265        1.21%
                                                                 ------------   -------
               REAL ESTATE
    62,000     City Developments................................    451,472                SIN
    82,000     Mitsui Fudosan...................................  1,009,576                JPN
                                                                 ------------
                  Total Real Estate.............................  1,461,048        1.75%
                                                                 ------------   -------
               RESTAURANTS
    24,000     Izumi(c).........................................    530,479        0.64%   JPN
                                                                 ------------   -------
               RETAIL SALES
    13,000     Electrolux.......................................    534,538                SWE
    12,700     Hennes & Mauritz.................................    709,046                SWE
                                                                 ------------
                  Total Retail Sales............................  1,243,584        1.49%
                                                                 ------------   -------
               SOFTWARE
     4,900     SAP AG Vorzug(c).................................    745,642        0.89%   GER
                                                                 ------------   -------

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 1995

                                                                              PERCENT OF
SHARES/UNITS                                                       VALUE      NET ASSETS   COUNTRY
------------                                                     ----------   ----------   -------
               COMMON STOCKS AND WARRANTS--(CONTINUED)
               TELECOMMUNICATIONS
    86,000     Cable and Wireless............................... $  614,203                UK
    32,000     Ericsson AB(c)...................................    627,715                SWE
   400,000     Hong Kong Telecom................................    713,920                HK
       800     Hong Kong Telecom--ADR...........................     14,200                HK
       209     Nippon Telegraph and Telephone Corp..............  1,691,829                JPN
     8,300     Nokia AB K Shares(c).............................    328,788                FIN
   253,000     Telecom Italia Mobile--drnc(c)...................    266,308                ITA
   456,000     Telecom Italia Mobile(c).........................    803,381                ITA
    18,500     Telecomunicacoes Brasileiras--ADR................    890,816                BRA
    44,000     Telefonica De Espana.............................    609,316                SPA
    25,600     Telefonos De Mexico ADR..........................    816,000                MEX
     5,400     Vodafone Group PLC ADR...........................    190,350                UK
                                                                 ------------
                  Total Telecommunications......................  7,619,826        9.13%
                                                                 ------------   -------
               TELEPHONE UTILITIES
       300     Tele Danmark B...................................     16,403                DEN
    34,600     Tele Danmark--ADR................................    955,825                DEN
                                                                 ------------
                  Total Telephone Utilities.....................    972,228        1.17%
                                                                 ------------   -------
               TEXTILES
    28,000     Wacoal Corp......................................    380,022        0.45%   JPN
                                                                 ------------   -------
               TIRE PRODUCTION
    81,000     Bridgestone Corp.................................  1,287,810                JPN
     9,000     Michelin B.......................................    359,420                FRA
                                                                 ------------
                  Total Tire Production.........................  1,647,230        1.97%
                                                                 ------------   -------
               TOBACCO PRODUCTS
    58,000     B.A.T. Industries................................    511,037        0.61%   UK
                                                                 ------------   -------
               TOYS AND GAMES
    18,100     Nintendo Corp Ltd................................  1,377,437        1.65 %  JPN
                                                                 ------------   -------

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 1995

                                                                              PERCENT OF
SHARES/UNITS                                                       VALUE      NET ASSETS   COUNTRY
------------                                                     ----------   ----------   -------
               COMMON STOCKS AND WARRANTS--(CONTINUED)
               WHOLESALERS
   184,000     Hutchison Whampoa................................ $1,120,853        1.34%   HK
                                                                 ------------   -------
                  Total Common Stocks and Warrants
                  (cost $75,986,728)............................ 77,137,531       92.44%
                                                                 ------------   -------
               PREFERRED STOCK
               DRUGS AND COSMETICS
       200     Wella AG (cost $144,093).........................    108,574       0.13%    GER
                                                                 ------------  -------
                  Total Investments (cost $78,000,625).......... $79,175,541     94.88%
                  Total Assets Less Liabilities.................  4,270,774       5.12%
                                                                 ------------  -------
               Net Assets....................................... $83,446,315    100.00%
                                                                 ============  =======
The aggregate cost of securities for federal income tax purposes at December 31, 1995 is $78,000,625.
The following amount is based on costs for federal income tax purposes:
               Gross unrealized appreciation.................... $3,665,875
               Gross unrealized depreciation.................... $(2,490,959)
                                                                 ------------
               Net unrealized appreciation...................... $1,174,916
                                                                 ============
* Traded on Italian exchange

---------------

(c) Non-income producing security.

                       See notes to financial statements.

                              COUNTRY COMPOSITION

Argentina..........................................................................    0.42%
Australia..........................................................................    5.58%
Brazil.............................................................................    1.13%
Canada.............................................................................    4.96%
Denmark............................................................................    1.23%
Finland............................................................................    0.42%
France.............................................................................    3.55%
Germany............................................................................    5.33%
Hong Kong..........................................................................    4.88%
Italy..............................................................................    2.11%
Japan..............................................................................   30.81%
Malasia............................................................................    1.71%
Mexico.............................................................................    1.52%
Netherlands........................................................................    4.93%
Norway.............................................................................    1.06%
New Zealand........................................................................    1.01%
Singapore..........................................................................    2.24%
Spain..............................................................................    2.51%
Sweden.............................................................................    8.98%
Switzerland........................................................................    6.22%
Thailand...........................................................................    0.37%
United Kingdom.....................................................................    9.03%
     Total:........................................................................  100.00%

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION AND BUSINESS

     Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993 under the laws of the State of New York, is composed of eleven different series that are, in effect, separate investment funds: the Money Market Series, the High Quality Bond Series, the Intermediate Government Bond Series, the Government/Corporate Bond Series, the Balanced Series, the Equity Income Series, the Growth & Income Series, the Equity Growth Series, the Special Equity Series, the High-Yield Bond Series, and the International Equity Series (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series). On January 3, 1994 (commencement of operations for each series except the High-Yield Bond Series and the International Equity Series), MONY Pooled Separate Accounts transferred all of their investable assets at a market value of $1,183,075,019 to those Series with corresponding investment objectives in exchange for interests in those Series. The High-Yield Bond Series and International Equity Series commenced operations on August 22, 1995 and September 29, 1995, respectively.

     The International Equity Series was established by a redemption of assets in-kind, valued at $77,137,079 from the Non-U.S. Equity Fund for Participant Directed Plans within the Capital Guardian Collective Trust for Employee Benefit Plans, a bank collective trust fund established and maintained by Capital Guardian Trust Company, which were immediately invested at market value into the Portfolio. The transaction resulted in a non-taxable event.

2.   SIGNIFICANT ACCOUNTING POLICIES

     A. Security Valuation:

     Short-term securities having remaining maturities of 60 days or less are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Securities traded on national securities exchanges are valued at the last sales price as of the close of business on each day or at the closing bid price for over-the-counter securities. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the ask price on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities not reported on the NASDAQ system. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices by an independent pricing service. All other securities will be valued at their fair value as determined by the Board of Trustees.

     B. Repurchase Agreements:

     Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with a third party custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to 102% and 105% of domestic and international securities, respectively, of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss

                        DIVERSIFIED INVESTORS PORTFOLIOS
against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C. Foreign Currency Translation:

     The accounting records of the International Equity Series are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, the difference between the amount of investment income receivable and foreign withholding taxes receivable recorded on the Series' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end and forward foreign currency contracts, resulting from changes in the exchange rate.

     D. Forward Currency Contracts:

     The International Equity Series may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Series records a realized gain or loss equal to the different between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and the Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

     E. Federal Income Taxes:

     It is the Series policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

     F. Security Transactions and Investment Income:

     Security transactions are accounted for on a trade date basis (the day after the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

     All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

                        DIVERSIFIED INVESTORS PORTFOLIOS

     G. Operating Expenses:

     The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among them.

     H. Other:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   FEES AND TRANSACTIONS WITH AFFILIATES

     AUSA Life Insurance Company, Inc. ("AUSA") is the parent company of Diversified Investment Advisors, Inc. (the "Advisor"). AUSA has sub-accounts which invests in the corresponding Portfolios as follows:

                                                                            PERCENTAGE INVESTMENT
                               AUSA SUBACCOUNT                                  IN PORTFOLIO
    ---------------------------------------------------------------------   ---------------------
    Money Market.........................................................           42.43%
    High Quality Bond....................................................           54.41%
    Intermediate Government Bond.........................................           63.72%
    Government/Corporate Bond............................................           25.83%
    Balanced.............................................................           92.89%
    Equity Income........................................................           68.02%
    Growth & Income......................................................           72.63%
    Equity Growth........................................................           85.74%
    Special Equity.......................................................           51.48%
    High Yield Bond......................................................           73.21%
    International Equity.................................................           41.39%

     The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with the Series Portfolio with respect to each Series. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services under the Advisory Agreement, the Adviser receives from each Series fees accrued daily and paid monthly at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fee.

     For each Series, the Advisor has entered into an Investment Subadvisory Agreement (each a "Subadvisory Agreement") with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of a Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such series, subject in all cases to the general supervision of the Advisor. For its services under each Subadvisory Agreement, the Subadvisors

                        DIVERSIFIED INVESTORS PORTFOLIOS
receive a fee from the Advisor at an annual rate equal to the percentages specified in the table below of the corresponding Series' average net assets.


                                                                              ADVISOR   SUBADVISORS
     DIVERSIFIED INVESTORS PORTFOLIO SERIES       PORTFOLIO SUBADVISORS       FEE(1)        FEE
    ---------------------------------------- -------------------------------- -------   -----------
    Money Market Series..................... Capital Management Group           0.25%       0.05%
    High Quality Bond Series................ Merganser Capital Management
                                             Corporation                        0.35          (2)
    Intermediate Government Bond Series..... 1740 Advisors, Inc.                0.35        0.15
    Government/Corporate Bond Series........ Capital Management Group           0.35        0.15
    Balanced Series......................... Institutional Capital
                                             Corporation                        0.45          (3)
    Equity Income Series.................... Asset Management Group             0.45        0.25
    Growth & Income Series.................. Munder Capital Management, Inc.
                                             (1/1/95--11/13/95)                 0.60          (4)
                                             The Putnam Advisory Co Inc.
                                             (11/14/95--12/31/95)               0.60          (4)
    Equity Growth Series.................... Jundt Associates, Inc.             0.70        0.63
    Special Equity Series................... (5)                                0.80        0.50
    High-Yield Bond Series.................. Delaware Investment Advisors       0.55          (6)
    International Equity Series............. Capital Guardian Trust Co.         0.75          (7)


---------------

(1) The Advisor is currently waiving a portion of its fee.

(2) 0.50 on the first $10,000,000 in net assets, 0.375% on the next $15,000,000 in net assets, 0.25 on the next $75,000,000 in net assets and 0.1875% on all net assets in excess of $100,000,000.

(3) 0.55% on the first $25,000,000 in net assets, 0.45% on the next $25,000,000 in net assets, and 0.35% on all net assets in excess of $50,000,000.

(4) Munder: 0.50% on the first $50,000,000 in net assets, 0.30% on the next $25,000,000 in net assets, and 0.25% on net assets in excess of $75,000,000. Putnam: 0.30% on the first $100,000,000 in net assets, 0.20%
     on net assets in excess of $100,000,000.

(5) The Special Equity Series has four Subadvisors: Pilgrim Baxter & Associates, Ltd., Ark Asset Management Co., Inc.; Liberty Investment Management, Inc.; and Westport Asset Management, Inc.

(6) 0.40% on the first $20,000,000 in net assets, 0.30% on the next $20,000,000 in net assets, and 0.20% on all net assets in excess of $40,000,000.

(7) 0.75% on the first $25,000,000 in net assets, 0.60% on the next $25,000,000 to $50,000,000 in net assets, 0.425% on the next $50,000,000 to
     $250,000,000 in net assets and 0.375% on all net assets in excess of $250,000,000.

                        DIVERSIFIED INVESTORS PORTFOLIOS

     For the year ended December 31, 1995, the Advisor has voluntarily undertaken to waive fees in accordance with the expense caps as follows:

                                   FUND                                        EXPENSE CAP
    -------------------------------------------------------------------   ----------------------
    Money Market Series................................................   30 basis points (b.p.)
    High Quality Bond Series...........................................   40 b.p.
    Intermediate Government Bond Series................................   40 b.p.
    Government/Corporate Bond Series...................................   40 b.p.
    Balanced Series....................................................   50 b.p.
    Equity Income Series...............................................   50 b.p.
    Growth & Income Series.............................................   65 b.p.
    Equity Growth Series...............................................   75 b.p.
    Special Equity Series..............................................   85 b.p
    High-Yield Bond Series.............................................   60 b.p.
    International Equity Series........................................   80 b.p.

     Certain trustees and officers of the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio.

4.   FINANCIAL HIGHLIGHTS


                                                                                               RATIO OF NET
                                                             RATIO OF        RATIO OF NET       INVESTMENT
                                           RATIO OF          EXPENSES,        INVESTMENT        INCOME, NET
                                             GROSS            NET OF           INCOME TO        OF WAIVERS
                                           EXPENSES         WAIVERS TO         PORTFOLIO       TO PORTFOLIO
                                          TO AVERAGE          AVERAGE         AVERAGE NET         AVERAGE          PORTFOLIO
                                          NET ASSETS        NET ASSETS          ASSETS          NET ASSETS         TURNOVER
                                         -------------     -------------     -------------     -------------     -------------
                                         1995     1994     1995     1994     1995     1994     1995     1994     1995     1994
                                         ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
     Money Market Series...............   .31%     .32%     .30%     .30%    5.70%    4.05%    5.69%    4.07%     n/a      n/a
     High Quality Bond Series..........   .41      .41      .40      .40     5.83     5.77     5.82     5.79       25%      37%
     Intermediate Government Bond
       Series..........................   .45      .45      .40      .40     5.57     5.71     5.52     5.76       59       21
     Government/Corporate Bond
       Series..........................   .39      .40      .39      .40     5.90     5.71     5.90     5.72      122      122
     Balanced Series...................   .54      .53      .50      .50     4.19     3.57     4.15     3.61      124      118
     Equity Income Series..............   .49      .49      .49       --     3.37     3.43     3.37     3.43       23       30
     Growth & Income Series............   .68      .67      .65      .65     1.49     1.35     1.47     1.37      155       21
     Equity Growth Series..............   .75      .76      .75      .75      .41      .08      .41      .11       62       75
     Special Equity Series.............   .88      .88      .85      .85      .33      .27      .30      .30      155       90
     High-Yield Bond Series*...........  1.32      n/a      .60      n/a     8.45      n/a     7.73      n/a       21      n/a
     International Equity Series*......   .83      n/a      .80      n/a      .53      n/a      .50      n/a        7      n/a


---------------

* Annualized (except "Portfolio Turnover")

5.   SECURITIES LENDING

     The Series may lend its securities to certain firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the

                        DIVERSIFIED INVESTORS PORTFOLIOS
securities fail financially. The Series receives compensation, net of related expenses, for lending its securities which is included in interest income on the Statement of Operations. At December 31, 1995, the Series loaned securities having market values as follows:

                                                                  MARKET
                                                                  VALUE        COLLATERAL
                                                                ----------     ----------
    Intermediate Government Bond Series.....................    $9,632,499     $10,072,779
    Government/Corporate Bond Series........................    24,882,591      25,522,680
    Balanced Series.........................................    44,855,823      45,264,696
    Equity Income Series....................................    32,341,850      40,895,567
    Growth & Income Series..................................     9,295,738       8,426,958
    Equity Growth Series....................................    38,008,275      43,322,473
    Special Equity Series...................................    24,289,950      25,517,296

6.   PURCHASE AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities for the year ended December 31, 1995, except for the High-Yield Bond Series and the International Equity Series, which commenced operations on August 22, 1995 and September 29, 1995, respectively, were as follows:

                                                                       COST OF       PROCEEDS
                                                                      PURCHASES     FROM SALES
                                                                     -----------    -----------
    High Quality Bond....................  Government Obligations    $ 7,485,156    $ 9,775,000
                                           Other                      90,987,861     27,551,146
    Intermediate Government Bond.........  Government Obligations     39,072,203     46,901,641
                                           Other                       2,483,850              0
    Government/Corporate Bond............  Government Obligations    197,580,983    209,414,611
                                           Other                     122,386,994     79,397,548
    Balanced.............................  Government Obligations     57,119,727     59,294,289
                                           Other                     126,156,208    110,742,597
    Equity Income........................  Other                     134,758,652    150,097,939
    Growth & Income......................  Other                     149,015,878    153,018,963
    Equity Growth........................  Other                     140,230,205     97,274,051
    Special Equity.......................  Other                     377,723,502    364,616,633
    High-Yield Bond......................  Other                       9,592,564      1,527,669
    International Equity.................  Other                      10,480,055      4,995,961

                        DIVERSIFIED INVESTORS PORTFOLIOS

7.   FORWARD CURRENCY CONTRACTS

     At December 31, 1995, the International Equity Series had entered into forward currency contracts which contractually obligate the Portfolio to deliver/receive currency at specified future dates. The open contracts are as follows:

                                                                            IN             NET
                                                           UNITS OF      EXCHANGE      UNREALIZED
              VALUE DATE             DELIVER/RECEIVE       CURRENCY         FOR        APPR/(DEPR)
    ------------------------------  ------------------    ----------     ---------     -----------
    Buys
    01/03/96......................  Spanish Peseta         2,110,172     $  17,370      $      24
    01/24/96......................  Canadian Dollars         814,248       597,467           (748)
    10/30/96......................  Japanese Yen          93,267,250       962,610        (21,277)
                                                                                       -----------
                                                                                        ($ 22,001)
                                                                                       -----------
    Sells
    01/02/96......................  Malaysian Ringgit            189     $      74      $       0
    01/04/96......................  Japanese Yen          15,595,020       151,629            377
    01/24/96......................  Canadian Dollars         814,248       593,000         (3,718)
    03/11/96......................  German Marks             433,140       300,000         (3,813)
    10/15/96......................  Japanese Yen         377,578,600     3,962,000        157,873
    10/15/96......................  Japanese Yen          19,026,000       200,000          8,312
    10/30/96......................  Japanese Yen          93,267,250       965,000         23,667
                                                                                       -----------
                                                                                        $ 182,697
                                                                                       -----------

                        DIVERSIFIED INVESTORS PORTFOLIOS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 June 30, 1996
                                  (Unaudited)



                                                            Intermediate    Government/
                                  Money          High        Government      Corporate                      Equity
                                 Market      Quality Bond       Bond           Bond         Balanced        Income
                              -------------  -------------  -------------  -------------  -------------  -------------
ASSETS:
Investments, at cost........  $ 137,557,989  $ 170,802,435  $ 126,880,568  $ 424,859,559  $ 290,476,627  $ 664,072,694
                              -------------  -------------  -------------  -------------  -------------  -------------
                              -------------  -------------  -------------  -------------  -------------  -------------
Investments, at market (Note
  2)........................  $ 137,557,989  $ 169,531,984  $ 125,622,486  $ 424,894,620  $ 297,039,104  $ 827,414,656
Repurchase agreement, at
  value.....................         65,243      1,012,512         48,474         15,194      5,125,633         32,854
Cash........................       --                2,520          4,272          7,064         35,194         15,728
Receivable for securities
  sold......................       --              130,443       --             --            4,715,158      8,359,870
Receivable for forward
  currency contracts........       --             --             --             --             --             --
Interest receivable.........       --            2,096,827      1,235,944      4,871,524      1,571,816       --
Dividends receivable........       --             --             --             --              130,541      1,452,810
Receivable from securities
  lending...................       --                5,540          1,094          4,086         30,342         11,412
Reimbursement from
advisor.....................       --             --                6,501          1,743         18,407          6,869
                              -------------  -------------  -------------  -------------  -------------  -------------
      Total assets..........    137,623,232    172,779,826    126,918,771    429,794,231    308,666,195    837,294,199
                              -------------  -------------  -------------  -------------  -------------  -------------
LIABILITIES:
Deposit for securities
  loaned....................       --            9,514,650     35,893,750     52,256,250     85,726,849      8,944,200
Payable for securities
  purchased.................       --             --             --             --            5,011,068       --
Payable for forward currency
  contracts.................       --             --             --             --             --             --
Payable for shares
  repurchased...............       --             --                  338       --             --             --
Payable to advisor..........          6,240        109,177       --             --             --             --
Accrued expenses:
    Investment advisory
       fees.................         57,845         93,712         53,428        209,574        157,653        606,912
    Custody fees............          3,848          2,387          2,543         19,377         11,383         56,035
    Professional fees.......         11,819         11,805         10,429         12,601         11,517         23,690
    Reports to
       shareholders.........          1,239          1,277            695          2,725          1,476          5,920
    Miscellaneous fees......         10,341          1,800          1,969          2,228          2,286          2,229
                              -------------  -------------  -------------  -------------  -------------  -------------
         Total
liabilities.................         91,332      9,734,808     35,963,152     52,502,755     90,922,232      9,638,986
                              -------------  -------------  -------------  -------------  -------------  -------------
Net assets..................  $ 137,531,900  $ 163,045,018  $  90,955,619  $ 377,291,476  $ 217,743,963  $ 827,655,213
                              -------------  -------------  -------------  -------------  -------------  -------------
                              -------------  -------------  -------------  -------------  -------------  -------------
Net assets consist of:
    Paid-in capital.........  $ 137,531,900  $ 164,315,469  $  92,213,701  $ 377,256,415  $ 211,181,486  $ 664,313,251
    Net unrealized
      appreciation
      (depreciation) on
      investments, and
      translation of assets
      and liabilities in
      foreign currencies....       --           (1,270,451)    (1,258,082)        35,061      6,562,477    163,341,962
                              -------------  -------------  -------------  -------------  -------------  -------------
         Net assets.........  $ 137,531,900  $ 163,045,018  $  90,955,619  $ 377,291,476  $ 217,743,963  $ 827,655,213
                              -------------  -------------  -------------  -------------  -------------  -------------
                              -------------  -------------  -------------  -------------  -------------  -------------


                       See notes to financial statements.

              Equity         Growth &         Equity         Special       Aggressive     High Yield    International
               Value          Income          Growth          Equity         Equity          Bond           Equity
           -------------  --------------  --------------  --------------  -------------  -------------  --------------
           $  15,904,433  $  161,814,858  $  215,342,107  $  356,424,333  $  15,290,049  $  10,288,502  $   89,469,597
           -------------  --------------  --------------  --------------  -------------  -------------  --------------
           -------------  --------------  --------------  --------------  -------------  -------------  --------------

           $  15,828,138  $  180,278,224  $  275,996,486  $  430,611,973  $  16,726,450  $  10,122,132  $   95,467,804
               1,402,167      15,423,094      18,828,043      46,181,174      5,243,168       --              --
                   2,763           3,357           3,498           4,017       --            1,618,658       7,396,129
                  53,681         148,102         231,280       1,359,535        656,326        264,875         163,848
                --              --              --              --             --             --               880,090
                --              --                35,947        --             --              249,809          61,802
                  31,147         240,635          52,683         268,296            375       --               353,844
                --                 1,241          52,300          15,933       --             --              --
                  17,187           5,586        --              --               16,952         11,759          45,606
           -------------  --------------  --------------  --------------  -------------  -------------  --------------
              17,335,083     196,100,239     295,200,237     478,440,928     22,643,271     12,267,233     104,369,123
           -------------  --------------  --------------  --------------  -------------  -------------  --------------
                --             3,597,800      31,838,735      31,000,946       --             --              --
                 145,136       1,843,320        --             4,695,925      5,641,737      1,400,387         765,922
                --              --              --              --             --             --               283,543
                --              --              --              --             --             --              --
                                --                11,814          19,928
                  14,336         167,045         283,153         551,424         20,364          9,241         121,948
                   1,048           9,893           9,591          19,802            740       --                35,932
                   9,145           2,467          11,202          12,304          9,131         11,737          14,370
                     107           1,150           1,636           2,837             78            148        --
                   7,239           2,201           2,362           2,906          7,207          7,967           6,978
           -------------  --------------  --------------  --------------  -------------  -------------  --------------
                 177,011       5,623,876      32,158,493      36,306,072      5,679,257      1,429,480       1,228,693
           -------------  --------------  --------------  --------------  -------------  -------------  --------------
           $  17,158,072  $  190,476,363  $  263,041,744  $  442,134,856  $  16,964,014  $  10,837,753  $  103,140,430
           -------------  --------------  --------------  --------------  -------------  -------------  --------------
           -------------  --------------  --------------  --------------  -------------  -------------  --------------
           $  17,234,367  $  172,012,997  $  202,387,365  $  367,947,216  $  15,527,613  $  11,004,123  $   96,547,018
                 (76,295)     18,463,366      60,654,379      74,187,640      1,436,401       (166,370)      6,593,412
           -------------  --------------  --------------  --------------  -------------  -------------  --------------
           $  17,158,072  $  190,476,363  $  263,041,744  $  442,134,856  $  16,964,014  $  10,837,753  $  103,140,430
           -------------  --------------  --------------  --------------  -------------  -------------  --------------
           -------------  --------------  --------------  --------------  -------------  -------------  --------------

                        DIVERSIFIED INVESTORS PORTFOLIOS
                            STATEMENTS OF OPERATIONS
                       For the Period Ended June 30, 1996
                                  (Unaudited)



                                                               Intermediate    Government/
                                     Money          High        Government      Corporate                       Equity
                                     Market     Quality Bond       Bond            Bond         Balanced        Income
                                  ------------  -------------  -------------  --------------  -------------  -------------
Investment income (Note 2):
    Dividend income.............  $    --       $    --        $    --        $     --        $   1,309,563  $  11,622,339
       Less Withholding Tax.....       --            --             --              --                9,882          8,733
    Interest income.............     4,029,400      5,286,475      2,774,417      11,820,818      2,711,669      2,899,314
                                  ------------  -------------  -------------  --------------  -------------  -------------
       Total income.............     4,029,400      5,286,475      2,774,417      11,820,818      4,011,350     14,512,920
                                  ------------  -------------  -------------  --------------  -------------  -------------
Expenses:
    Investment advisory fees....       184,202        286,441        162,617         631,865        446,066      1,844,838
    Custody fees................        23,923         23,409         19,181          50,270         30,952         97,432
    Professional fees...........        10,715         11,505         10,220          12,451         11,533         23,090
    Reports to shareholders.....           855          1,024            566           2,305          1,332          5,157
    Miscellaneous fees..........         8,100          8,297          7,770           9,773          8,651         13,064
                                  ------------  -------------  -------------  --------------  -------------  -------------
       Total expenses...........       227,795        330,676        200,354         706,664        498,534      1,983,581
Expenses waived by the
  investment advisor............         9,550         14,522         15,691          25,742          7,016         46,840
       Net expenses.............       218,245        316,154        184,663         680,922        491,518      1,936,741
                                  ------------  -------------  -------------  --------------  -------------  -------------
Net investment income (loss)....     3,811,155      4,970,321      2,589,754      11,139,896      3,519,832     12,576,179
                                  ------------  -------------  -------------  --------------  -------------  -------------
Net realized and unrealized
  gains (losses) on investments:
    Net realized gains (losses)
    on investments..............        (1,771)       235,780       (573,024)       (704,264)    14,358,120     24,542,271
    Net realized (loss) on
       foreign currency
       transactions.............       --            --             --              --             --             --
    Net unrealized appreciation
       (depreciation) on
       investments..............       --          (2,874,615)    (2,325,387)    (15,975,824)    (7,757,647)    18,262,060
    Net increase in unrealized
       appreciation on
       translation of assets and
       liabilities in foreign
       currencies...............       --            --             --              --             --             --
                                  ------------  -------------  -------------  --------------  -------------  -------------
Net realized and unrealized
  gains (losses) on
  investments...................        (1,771)    (2,638,835)    (2,898,411)    (16,680,088)     6,600,473     42,804,331
                                  ------------  -------------  -------------  --------------  -------------  -------------
Net increase (decrease) in net
  assets resulting from
  operations....................  $  3,809,384  $   2,331,486  $    (308,657) $   (5,540,192) $  10,120,305  $  55,380,510
                                  ------------  -------------  -------------  --------------  -------------  -------------
                                  ------------  -------------  -------------  --------------  -------------  -------------

---------------
* April 19, 1996 Commencement of Operations

                       See notes to financial statements.

            Equity      Growth &        Equity         Special      Aggressive   High Yield   International
            Value*       Income         Growth         Equity        Equity*        Bond         Equity
           ---------  -------------  -------------  -------------  ------------  -----------  ------------
           $  67,321  $   1,171,731  $     203,784  $   1,055,479  $      1,215  $   --        $1,103,663
                 452          2,730       --                6,621       --           --           132,868
                 196        240,807        238,715        872,619           732      432,353      168,131
           ---------  -------------  -------------  -------------  ------------  -----------  ------------
              67,065      1,409,808        442,499      1,921,477         1,947      432,353    1,138,926
           ---------  -------------  -------------  -------------  ------------  -----------  ------------
              15,522        461,373        812,912      1,460,066        22,285       27,437      341,942
               1,048         39,620         31,043         89,923           740       20,956      106,017
               9,183         10,643         11,432         13,628         9,160        8,864       12,354
                 107          1,104          1,564          2,700            78           66          644
               7,238          8,390          8,919         10,230         7,205        7,193        7,858
           ---------  -------------  -------------  -------------  ------------  -----------  ------------
              33,098        521,130        865,870      1,576,547        39,468       64,516      468,815
              17,187         23,010          2,697         30,402        16,952       34,594       62,659
           ---------  -------------  -------------  -------------  ------------  -----------  ------------
              15,911        498,120        863,173      1,546,145        22,516       29,922      406,156
           ---------  -------------  -------------  -------------  ------------  -----------  ------------
              51,154        911,688       (420,674)       375,332       (20,569)     402,431      732,770
           ---------  -------------  -------------  -------------  ------------  -----------  ------------
              44,319      3,862,020      7,572,610     31,575,957      (543,670)      28,472      925,745
              --           --             --             --             --           --            (3,852)
             (76,295)    10,272,512     21,104,611     28,702,307     1,436,401     (328,416)   4,823,291
              --           --             --             --             --           --           435,382
           ---------  -------------  -------------  -------------  ------------  -----------  ------------
             (31,976)    14,134,532     28,677,221     60,278,264       892,731     (299,944)   6,180,566
           ---------  -------------  -------------  -------------  ------------  -----------  ------------
           $  19,178  $  15,046,220  $  28,256,547  $  60,653,596  $    872,162  $   102,487   $6,913,336
           ---------  -------------  -------------  -------------  ------------  -----------  ------------
           ---------  -------------  -------------  -------------  ------------  -----------  ------------

                        DIVERSIFIED INVESTORS PORTFOLIOS
                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Period Ended June 30, 1996
                                  (Unaudited)



                                                            Intermediate    Government/
                                  Money          High        Government      Corporate                       Equity
                                 Market      Quality Bond       Bond           Bond         Balanced         Income
                              -------------  -------------  -------------  -------------  -------------  --------------
From operations:
    Net investment income
      (loss)................  $   3,811,155  $   4,970,321  $   2,589,754  $  11,139,896  $   3,519,832  $   12,576,179
    Net realized gains
      (losses) on
      investments...........         (1,771)       235,780       (573,024)      (704,264)    14,358,120      24,542,271
    Net realized (loss) on
      foreign currency
      transactions..........       --             --             --             --             --              --
    Net unrealized
      appreciation
      (depreciation) on
      investments...........       --           (2,874,615)    (2,325,387)   (15,975,824)    (7,757,647)     18,262,060
    Net increase in
      unrealized
      appreciation on
      translation of assets
      and liabilities in
      foreign currencies....       --             --             --             --             --              --
                              -------------  -------------  -------------  -------------  -------------  --------------
    Net increase (decrease)
      in net assets
      resulting from
      operations............      3,809,384      2,331,486       (308,657)    (5,540,192)    10,120,305      55,380,510
                              -------------  -------------  -------------  -------------  -------------  --------------
From capital transactions:
    Proceeds from capital
      invested..............    241,237,410     63,296,550     25,812,053     72,008,232     61,289,658     131,241,991
    Value of capital
      withdrawn.............   (249,153,142)   (75,109,121)   (20,539,391)   (25,715,974)   (20,698,955)   (123,269,818)
                              -------------  -------------  -------------  -------------  -------------  --------------
Net increase (decrease) in
  net assets resulting from
  capital transactions......     (7,915,732)   (11,812,571)     5,272,662     46,292,258     40,590,703       7,972,173
                              -------------  -------------  -------------  -------------  -------------  --------------
Net increase (decrease) in
   net assets...............     (4,106,348)    (9,481,085)     4,964,005     40,752,066     50,711,008      63,352,683
Net assets:
    Beginning of period.....    141,638,248    172,526,103     85,991,614    336,539,410    167,032,955     764,302,530
                              -------------  -------------  -------------  -------------  -------------  --------------
    End of period...........  $ 137,531,900  $ 163,045,018  $  90,955,619  $ 377,291,476  $ 217,743,963  $  827,655,213
                              -------------  -------------  -------------  -------------  -------------  --------------
                              -------------  -------------  -------------  -------------  -------------  --------------


---------------
* April 19, 1996 Commencement of Operations

                       See notes to financial statements.

              Equity       Growth &        Equity         Special      Aggressive    High Yield   International
              Value*        Income         Growth         Equity        Equity*         Bond         Equity
           ------------  -------------  -------------  -------------  ------------  ------------  -------------
           $     51,154  $     911,688  $    (420,674) $     375,332  $    (20,569) $    402,431  $     732,770
                 44,319      3,862,020      7,572,610     31,575,957      (543,670)       28,472        925,745
                --            --             --             --             --            --              (3,852)
                (76,295)    10,272,512     21,104,611     28,702,307     1,436,401      (328,416)     4,823,291
                --            --             --             --             --            --             435,382
           ------------  -------------  -------------  -------------  ------------  ------------  -------------
                 19,178     15,046,220     28,256,547     60,653,596       872,162       102,487      6,913,336
           ------------  -------------  -------------  -------------  ------------  ------------  -------------
             17,708,452     76,639,265     62,536,681    120,944,021    16,724,362     2,264,426     24,753,684
               (569,558)   (26,020,853)   (50,113,874)   (54,920,986)     (632,510)     (526,755)   (11,972,905)
           ------------  -------------  -------------  -------------  ------------  ------------  -------------
             17,138,894     50,618,412     12,422,807     66,023,035    16,091,852     1,737,671     12,780,779
           ------------  -------------  -------------  -------------  ------------  ------------  -------------
             17,158,072     65,664,632     40,679,354    126,676,631    16,964,014     1,840,158     19,694,115
                --         124,811,731    222,362,390    315,458,225       --          8,997,595     83,446,315
           ------------  -------------  -------------  -------------  ------------  ------------  -------------
           $ 17,158,072  $ 190,476,363  $ 263,041,744  $ 442,134,856  $ 16,964,014  $ 10,837,753  $ 103,140,430
           ------------  -------------  -------------  -------------  ------------  ------------  -------------
           ------------  -------------  -------------  -------------  ------------  ------------  -------------

                        DIVERSIFIED INVESTORS PORTFOLIOS
                      STATEMENTS OF CHANGES IN NET ASSETS
                     For the Period Ended December 31, 1995



                                                                           Intermediate    Government/
                                                 Money          High        Government      Corporate
                                                Market      Quality Bond       Bond           Bond         Balanced
                                             -------------  -------------  -------------  -------------  -------------
From operations:
    Net investment income..................  $   8,949,654  $   9,914,104  $   4,558,386  $  18,181,947  $   5,658,158
    Net realized gains (losses) on
      investments..........................         (4,226)      (634,835)       379,479      1,365,500     11,609,960
    Net realized gains (losses) on foreign
      currency transactions................       --             --             --             --             --
    Net unrealized appreciation on
      investments..........................       --            7,048,911      5,777,385     29,472,541     17,788,835
    Net increase in unrealized appreciation
      on translation of assets and
      liabilities in foreign currencies....       --             --             --             --             --
                                             -------------  -------------  -------------  -------------  -------------
    Net increase in net assets resulting
      from operations......................      8,945,428     16,328,180     10,715,250     49,019,988     35,056,953
                                             -------------  -------------  -------------  -------------  -------------
From capital transactions:
    Proceeds from capital invested.........    393,166,782    141,659,639     38,046,469    151,446,357     80,590,418
    Value of capital withdrawn.............    421,983,754    129,457,932     49,408,845    110,912,327     74,123,531
                                             -------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
   resulting from capital transactions.....    (28,816,972)    12,201,707    (11,362,376)    40,534,030      6,466,887
                                             -------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets......    (19,871,544)    28,529,887       (647,126)    89,554,018     41,523,840
Net assets:
    Beginning of year......................    161,509,792    143,996,216     86,638,740    246,985,392    125,509,115
                                             -------------  -------------  -------------  -------------  -------------
    End of year............................  $ 141,638,248  $ 172,526,103  $  85,991,614  $ 336,539,410  $ 167,032,955
                                             -------------  -------------  -------------  -------------  -------------
                                             -------------  -------------  -------------  -------------  -------------


---------------
 * August 22, 1995 Commencement of Operations

** September 29, 1995 Commencement of Operations

                       See notes to financial statements.

              Equity        Growth &        Equity         Special      High Yield   International
              Value*         Income         Growth         Equity         Bond *       Equity **
           -------------  -------------  -------------  -------------  ------------  --------------
           $  21,635,258  $   1,556,678  $     868,631  $     763,542  $    223,398   $    102,394
               9,847,566     19,009,812      4,768,375     45,159,729         6,659         16,793
                --             --             --             --             --              (8,241)
             158,219,366      9,319,254     24,304,762     40,748,255       162,046      1,174,916
                --             --             --             --             --             159,823
           -------------  -------------  -------------  -------------  ------------  --------------
             189,702,190     29,885,744     29,941,768     86,671,526       392,103      1,445,685
           -------------  -------------  -------------  -------------  ------------  --------------
             231,491,356     93,751,429     93,276,744    113,103,544     9,081,530     86,991,521
             245,585,114     93,408,742     49,673,952    101,988,710       476,038      4,990,891
           -------------  -------------  -------------  -------------  ------------  --------------
             (14,093,758)       342,687     43,602,792     11,114,834     8,605,492     82,000,630
           -------------  -------------  -------------  -------------  ------------  --------------
             175,608,432     30,228,431     73,544,560     97,786,360     8,997,595     83,446,315
             588,694,098     94,583,300    148,817,830    217,671,865       --             --
           -------------  -------------  -------------  -------------  ------------  --------------
           $ 764,302,530  $ 124,811,731  $ 222,362,390  $ 315,458,225  $  8,997,595   $ 83,446,315
           -------------  -------------  -------------  -------------  ------------  --------------
           -------------  -------------  -------------  -------------  ------------  --------------

                             Money Market Portfolio
                            Portfolio of Investments
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
-------------                                                                        ----------------  -----------
               US Government Agency Securities
$     100,000  Federal Home Loan Mortgage Corp., 5.23%, 07/15/96...................  $         99,767
      100,000  Federal Home Loan Mortgage Corp., 5.28%, 07/22/96...................            99,663
                                                                                     ----------------
                    Total US Government Agency Securities
                      (Cost $199,430)..............................................           199,430        0.15%
                                                                                     ----------------  -----------
               Commercial Paper
      800,000  American Express Credit Corp., 5.34%, 07/15/96......................           798,101
    3,900,000  American Express Credit Corp., 5.27%, 07/24/96......................         3,885,727
      100,000  American Express Credit Corp., 5.29%, 09/11/96......................            98,912
    5,000,000  Avco Financial Services, Canada 5.34%, 07/08/96.....................         4,993,325
    4,700,000  Banco Real S.A., 5.30%, 10/02/96....................................         4,634,265
    5,000,000  Bank Of New York, 5.29%, 07/31/96...................................         4,976,489
    3,000,000  Bank Of Nova Scotia, 5.29%, 11/25/96................................         2,934,316
    2,700,000  Bell South Telecommunications Inc., 5.45%, 07/09/96.................         2,695,913
    1,600,000  Canadian Wheat Board, 5.35%, 07/26/96...............................         1,593,580
    6,000,000  Capital One Funding Corp., 5.50%, 07/05/96..........................         6,024,525
    6,700,000  Colonial Pipeline Co., 5.27%, 07/02/96..............................         6,697,058
    5,000,000  Columbus Certificates, 5.33%, 07/03/96..............................         4,997,039
    1,220,000  Cooperative Finance Corp., 5.30%, 07/10/96..........................         1,218,024
    5,000,000  Copley Financing Corp., 5.36%, 07/19/96.............................         4,985,111
    2,000,000  Enterprise Funding Corp., 5.40%, 07/24/96...........................         1,992,500
    4,600,000  Enterprise Funding Corp., 5.35%, 08/23/96...........................         4,562,402
    4,200,000  General Electric Capital Corp., 5.34%, 07/16/96.....................         4,189,409
    6,500,000  General Motors Acceptance Corp., 5.35%, 08/28/96....................         6,442,041
    1,500,000  Household Finance Corp., 5.28%, 08/20/96............................         1,488,560
    3,600,000  JHM Funding Inc., 5.30%, 07/18/96...................................         3,589,930
    2,300,000  JHM Funding Inc., 5.33%, 07/18/96...................................         2,293,530
    5,000,000  Lucent Technologies Inc., 5.27%, 08/02/96...........................         4,975,114
    1,200,000  Merrill Lynch and Co. Inc., 5.33%, 08/08/96.........................         1,192,894
    2,100,000  Norwest Corp., 5.27%, 07/17/96......................................         2,094,466
    1,700,000  NYNEX Corp., 5.42%, 07/29/96........................................         1,692,322
    2,900,000  Penney (JC) Funding Corp., 5.28%, 07/12/96..........................         2,894,471
    2,100,000  Pepsico Inc., 5.37%, 09/25/96.......................................         2,072,435
    4,600,000  Prudential Funding Corp., 5.30%, 08/05/96...........................         4,574,942
    1,700,000  Prudential Funding Corp., 5.39%, 08/16/96...........................         1,687,783
    4,900,000  Quebec Province, 5.35%, 10/22/96....................................         4,816,258
    6,000,000  Royal Bank Of Canada, 5.19%, 07/01/96...............................         5,998,270
    3,500,000  Seagram and Sons Inc., 5.37%, 07/22/96..............................         3,487,992
      300,000  Sears Roebuck Acceptance Corp., 5.29%, 07/01/96.....................           299,912
    1,300,000  Sears Roebuck Acceptance Corp., 5.35%, 07/09/96.....................         1,298,068
    2,200,000  Sears Roebuck Acceptance Corp., 5.38%, 07/25/96.....................         2,191,452
    2,000,000  Sears Roebuck Acceptance Corp., 5.30%, 09/04/96.....................         1,980,272
    6,400,000  SmithKline Beecham Corp., 5.26%, 07/10/96...........................         6,389,713
      200,000  SmithKline Beecham Corp., 5.27%, 07/16/96...........................           199,502
    3,000,000  Toronto Dominion Bank, 5.29%, 07/15/96..............................         2,992,947
    2,600,000  Walt Disney Company, 5.28%, 09/13/96................................         2,571,018


                       See notes to financial statements.

                             Money Market Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
-------------                                                                        ----------------  -----------
               Commercial Paper--(cont'd)
$   2,000,000  Whirlpool Corp., 5.39%, 07/26/96....................................  $      1,991,915
    2,500,000  Whirlpool Finance Inc., 5.40%, 07/25/96.............................         2,490,250
    4,400,000  Xerox Corp., 5.35%, 08/05/96........................................         4,375,806
                                                                                     ----------------
                    Total Commercial Paper (Cost $137,358,559).....................       137,358,559       99.87%
                                                                                     ----------------  -----------
               Repurchase Agreement
       65,234  Repurchase Agreement with Investors Bank & Trust, dated 06/28/96,
                 5.03%, proceeds at maturity $65,262, due 07/01/96 (Collateralized by Federal National Mortgage Association, 6.253%, due 06/01/26
                 with a market value of $70,000) (Cost $65,243)....................            65,243        0.05%
                                                                                     ----------------  -----------

               Total Investments (Cost $137,623,232)...............................       137,623,232      100.07%
               Liabilities in excess of Assets.....................................           (91,332)      (0.07)%
                                                                                     ----------------  -----------
               Net Assets..........................................................  $    137,531,900      100.00%
                                                                                     ----------------  -----------
                                                                                     ----------------  -----------


                       See notes to financial statements.

                          High Quality Bond Portfolio
                            Portfolio of Investments
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
-------------                                                                        ----------------  -----------
               US Government Securities
$   5,000,000  US Treasury Note, 5.875%, 04/30/98 (a)..............................  $      4,981,250
    5,000,000  US Treasury Note, 5.00%, 02/15/99 (a)...............................         4,851,555
                                                                                     ----------------
                    Total US Government Securities (Cost $9,986,951)...............         9,832,805        6.03%
                                                                                     ----------------  -----------
               US Government Agency Securities
               Federal Home Loan Mortgage Corp.
        6,611  Federal Home Loan Mortgage Corp., Pl# 230115, 5.25%, 07/01/97.......             5,755
    2,671,876  Federal Home Loan Mortgage Corp., Pl# 850082, 9.00%, 10/01/05.......         2,751,202
      680,546  Federal Home Loan Mortgage Corp., REMIC Series MH-1, 10.15%,
               04/15/06............................................................           687,548
    1,307,539  Federal Home Loan Mortgage Corp., Pl# 0677, 7.50%, 03/01/08.........         1,317,698
      395,316  Federal Home Loan Mortgage Corp., Pl# 273991, 6.50%, 03/01/13.......           392,754
      807,058  Federal Home Loan Mortgage Corp., Pl# 306816, 7.00%, 01/01/18.......           799,867
                                                                                     ----------------
                    Total Federal Home Loan Mortgage Corp..........................         5,954,824        3.65%
                                                                                     ----------------
               Federal National Mortgage Association
    1,230,790  Federal National Mortgage Association, REMIC Series 119G, 8.00%,
               07/25/97............................................................         1,238,235
      550,014  Federal National Mortgage Association, Pl# 6346, 6.75%, 02/01/03....           549,612
      331,466  Federal National Mortgage Association, Pl# 137455, 7.00%,
               04/01/04............................................................           332,042
                                                                                     ----------------
                    Total Federal National Mortgage Association....................         2,119,889        1.30%
                                                                                     ----------------
               Resolution Trust Funding Corporation
    2,053,357  Resolution Trust Corp., 6.77% 07/25/25..............................         2,039,423
    1,885,729  Resolution Trust Corp., 7.00%, 02/15/04.............................         1,888,213
                                                                                     ----------------
                    Total Resolution Trust Funding Corporation.....................         3,927,636        2.41%
                                                                                     ----------------  -----------
                    Total US Government Agency Securities
                      (Cost $14,326,620)...........................................        12,002,349        7.36%
                                                                                     ----------------  -----------
               Short Term Obligations
               Commercial Paper
    3,000,000  Bank Of Tokyo, 5.38%, 07/01/96......................................         2,999,104        1.84%
                                                                                     ----------------
               Time Deposits
    2,514,650  Bank Of Boston (Nassau), 5.725%, 07/01/96 (d).......................         2,516,038        1.54%
                                                                                     ----------------  -----------
                    Total Short Term Obligations (Cost $5,515,142).................         5,515,142        3.38%
                                                                                     ----------------  -----------
               Corporate Bonds and Notes
               Banks
    1,000,000  Banque National of Paris, 9.875%, 05/25/98..........................         1,049,508
    5,000,000  Chevy Chase Receivable Trust, 6.60%, 12/15/02.......................         5,017,188
    1,000,000  European Investment Bank, 6.60%, 05/15/97...........................         1,006,595


                       See notes to financial statements.

                          High Quality Bond Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
-------------                                                                        ----------------  -----------
               Banks--(cont'd)
$   4,000,000  First Hawaiian Bank, Medium-Term Note, 7.50%,
                 11/20/96..........................................................  $      4,023,332
    2,408,235  Fleet Finance, Series 1191-A, 8.45%, 04/15/06.......................         2,456,638
    3,000,000  Korea Development Bank, 7.73%, 05/05/97.............................         3,039,447
      750,000  Korea Development Bank, 7.90%, 02/01/02.............................           769,561
      153,469  Shawmut REMIC Trust, 6.40%, 09/15/96................................           151,054
    2,099,171  Western Finance Grantor Trust, 4.60%, 04/01/99......................         2,076,728
    3,344,374  Western Finance Grantor Trust, 5.875%, 03/01/02.....................         3,321,094
                                                                                     ----------------
                    Total Banks....................................................        22,911,145       14.05%
                                                                                     ----------------
               Brokerage
    6,250,000  Bear Stearns, 7.625%, 09/15/99......................................         6,397,444
      725,000  Lehman Brothers Inc., Medium-Term Note, 6.08%,
                 07/08/98..........................................................           712,305
    5,000,000  Lehman Brothers Inc., 7.625%, 08/01/98..............................         5,090,155
      526,778  Merrill Lynch Mortgage Investors, 10.10%, 11/15/07..................           558,605
      940,652  Merrill Lynch Mortgage Investors, 10.35%, 05/15/09..................         1,029,251
      584,530  Merrill Lynch Mortgage Investors, 9.40%, 09/15/09...................           628,042
    1,235,385  Merrill Lynch Mortgage Investors, 9.00%, 07/15/11...................         1,278,796
                                                                                     ----------------
                    Total Brokerage................................................        15,694,598        9.63%
                                                                                     ----------------
               Export
    1,000,000  Guaranteed Export Certificates, Series 93-2, 4.61%,
                 09/01/98..........................................................           986,182
    2,341,944  Guaranteed Export Certificates, 4.813%, 12/15/98....................         2,258,636
                                                                                     ----------------
                    Total Export...................................................         3,244,818        1.99%
                                                                                     ----------------
               Finance
    1,250,000  Associates Corp of North America, 8.89%, 04/12/98...................         1,303,649
    2,000,000  Associates Corp of North America, 6.46%, 09/18/00...................         1,973,878
    4,000,000  Associates Corp of North America, 5.99%, 12/15/00...................         3,870,916
    1,000,000  British Gas Finance Inc., 8.75%, 09/15/98...........................         1,035,259
    5,000,000  CARCO, 8.125%, 10/15/99.............................................         5,093,750
      727,346  Chemical Financial Acceptance Corp., 9.40%, 03/17/97................           728,975
    2,642,657  Chemical Financial Acceptance Corp., 9.25%, 05/15/98................         2,753,302
      533,831  Chrysler Financial Corp, 8.65%, 10/15/96............................           533,649
    3,974,464  Ford Motor Credit Co., 6.27%, 01/02/00..............................         3,978,057
    1,000,000  Ford Motor Credit Co., 7.15%, 01/26/00..............................         1,010,269
    3,000,000  Ford Motor Credit Co., 5.99%, 02/27/01..............................         2,885,487
      742,991  General Motors Acceptance Corp, Grantor Trust, Series 95-A, 7.15%,
                  03/15/00.........................................................           751,230
    3,200,394  Navistar Finance, 6.55%, 11/20/01...................................         3,246,508
    1,000,000  Norwest Financial, 6.00%, 08/15/97..................................           997,916
    1,258,302  Pemex Exp Grantor Trust, 7.66%, 08/15/01............................         1,284,862
    1,000,000  Signet Medium-Term Note, Series 93-1A, 5.20%,
                 02/15/02..........................................................           975,979
                                                                                     ----------------
                    Total Finance..................................................        32,423,686       19.89%
                                                                                     ----------------


                       See notes to financial statements.

                          High Quality Bond Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
-------------                                                                        ----------------  -----------
               Paper and Forest Products
$   5,000,000  First Sierra Receivables LI, 6.85%, 06/10/03........................  $      5,007,422        3.07%
                                                                                     ----------------
               Private Asset Backed: Construction
    5,915,000  Case Equipment Loan Trust, Series 1194-C A2, 8.10%, 06/15/01........         6,067,246        3.72%
                                                                                     ----------------
               Private Asset Backed: Credit Cards
    5,000,000  Discover Card Master Trust I, Series 93-2A, 5.40%,
                 11/16/01..........................................................         4,894,845
    2,540,000  First Chicago Master Trust, 6.25%, 08/15/99.........................         2,543,223
    1,000,000  Household Affinity Credit Card Master Trust, 7.00%,
                 12/15/99..........................................................         1,012,549
    1,000,000  Maryland Bank of NA Master Credit Card Trust, Series 93-3A, 5.40%,
               09/15/00............................................................           978,819
    3,000,000  National Credit Card Trust, 9.45%, 12/31/97.........................         3,015,957
    2,500,000  Peoples' Bank Credit Card Trust, Series 93-1, 4.80%,
                 12/15/99..........................................................         2,493,597
    5,833,333  Private Label Credit Card Master Trust, 7.15%, 06/20/01.............         5,865,411
    1,250,000  Sears Credit Account, 5.90%, 11/16/98...............................         1,250,161
                                                                                     ----------------
                    Total Private Asset Backed: Credit Cards.......................        22,054,562       13.53%
                                                                                     ----------------
               Private Asset Backed: Receivables
    3,755,647  IBM Credit Receivable Lease Asset Master Trust, 4.55%, 11/15/00.....         3,713,291
    1,673,579  IBM Credit Receivable Lease Asset Master Trust, 6.55%, 07/16/01.....         1,676,841
                                                                                     ----------------
                    Total Private Asset Backed: Receivables........................         5,390,132        3.30%
                                                                                     ----------------
               Real Estate
      729,841  Daiwa Home Equity Loans, 7.875%, 11/25/19...........................           732,563
    3,400,000  Midstate Trust II, Series A3, 9.35%, 04/01/98.......................         3,548,226
      243,091  Security Pacific Home Equity Loan, Series 91-2, 8.10%, 06/15/20.....           245,052
    3,761,184  Travelers Mortgage Corp., 12.00%, 03/01/14..........................         4,188,564
       69,173  US Home Equity Loan, 9.25%, 01/15/21................................            69,022
      569,717  US Home Equity Loan, 8.50%, 04/15/21................................           578,815
                                                                                     ----------------
                    Total Real Estate..............................................         9,362,242        5.74%
                                                                                     ----------------
               Utilities: Electric
    5,000,000  Hydro Quebec, 6.36%, 01/15/02.......................................         4,843,750        2.97%
                                                                                     ----------------  -----------
                    Total Corporate Bonds and Notes (Cost $125,343,175)............       126,999,601       77.89%
                                                                                     ----------------  -----------
               Foreign Government Obligations
    1,000,000  Kingdom of Denmark, 7.75%, 12/15/96.................................         1,009,474
    7,000,000  Province Of Ontario, 7.375%, 01/27/03...............................         7,172,613
                                                                                     ----------------
                    Total Foreign Government Obligations
                      (Cost $8,630,547)............................................         8,182,087        5.02%
                                                                                     ----------------  -----------
   Shares
-------------
               Common Stock
               Investments
    7,000,000  Janus Institutional Money Market Fund (d)...........................         7,000,000        4.30%
                                                                                     ----------------  -----------
                    Total Common Stock (Cost $7,000,000)...........................         7,000,000        4.30%
                                                                                     ----------------  -----------


                       See notes to financial statements.

                          High Quality Bond Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
-------------                                                                        ----------------  -----------
               Repurchase Agreement
$   1,012,371  Repurchase Agreement with Investors Bank & Trust, dated 06/28/96,
                 5.03%, proceeds at maturity $1,012,795, due 07/01/96
                 (Collateralized by Federal Home Loan Mortgage Corporation, 7.915%,
                 due
                 06/01/26 with a market value of $1,200,000) (Cost $1,012,512).....  $      1,012,512        0.62%
                                                                                     ----------------  -----------
               Total Investments (Cost $171,814,947)...............................       170,544,496      104.60%
               Liabilities in excess of Assets.....................................        (7,499,478)      (4.60)%
                                                                                     ----------------  -----------
               Net Assets..........................................................  $    163,045,018      100.00%
                                                                                     ----------------  -----------
                                                                                     ----------------  -----------
       The aggregate cost of securities for Federal Income tax purposes at June 30, 1996 is $171,814,947.
       The following amount is based on costs for Federal Income tax purposes:
               Gross unrealized appreciation.......................................  $        592,907
               Gross unrealized depreciation.......................................        (1,863,358)
                                                                                     ----------------
               Net unrealized depreciation.........................................  $     (1,270,451)
                                                                                     ----------------
                                                                                     ----------------


---------------
      (a)  All or part of this security is on loan.
      (d)  Collateral for securities on loan.


                       See notes to financial statements.

                     Intermediate Government Bond Portfolio
                            Portfolio of Investments
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
-------------                                                                        ----------------  -----------
               Short Term Obligations
               Commercial Paper
$   5,000,000  AT&T Capital Corp., 5.4948%, 10/17/96 (d)...........................  $      5,000,666
    5,000,000  Republic New York Securities Corp, 5.755%,
                 11/08/96 (d)......................................................         5,000,666
                                                                                     ----------------
                    Total Commercial Paper.........................................        10,001,332       11.00%
                                                                                     ----------------
               Time Deposits
    5,393,750  Bank Of Boston (Nassau), 5.725%, 07/01/96 (d).......................         5,394,469
    4,500,000  First Union National Bank of North Carolina (Nassau), 5.50%,
               07/01/96 (d)........................................................         4,500,599
    5,500,000  Harris Trust & Savings Bank (Nassau), 5.375%, 07/01/96 (d)..........         5,500,732
    5,500,000  Norwest Bank Minnesota, N.A. (Nassau), 5.375%, 07/01/96 (d).........         5,500,732
                                                                                     ----------------
                    Total Time Deposits............................................        20,896,532       22.97%
                                                                                     ----------------  -----------
                    Total Short Term Obligations (Cost $30,897,864)................        30,897,864       33.97%
                                                                                     ----------------  -----------
               US Government Securities
               US Treasury Note
    3,000,000  US Treasury Note, 5.375%, 11/30/97..................................         2,974,683
    5,000,000  US Treasury Note, 5.875%, 04/30/98 (a)..............................         4,981,250
   10,000,000  US Treasury Note, 5.25%, 07/31/98 (a)...............................         9,828,110
    9,000,000  US Treasury Note, 6.375%, 05/15/99 (a)..............................         9,022,500
    7,000,000  US Treasury Note, 7.75%, 12/31/99 (a)...............................         7,295,302
    2,500,000  US Treasury Note, 8.875%, 05/15/00..................................         2,707,027
                                                                                     ----------------
                    Total US Treasury Note.........................................        36,808,872       40.47%
                                                                                     ----------------
               US Treasury Bond
    8,000,000  US Treasury Bond, 5.625%, 06/30/97 (a)..............................         7,985,000        8.78%
                                                                                     ----------------  -----------
                    Total US Government Securities (Cost $45,336,058)..............        44,793,872       49.25%
                                                                                     ----------------  -----------
               US Government Agency Securities
               Federal Home Loan Bank
    5,000,000  Federal Home Loan Bank, REMIC Series KJ-2001, 6.34%, 03/19/01.......         4,902,440
    5,000,000  Federal Home Loan Bank, REMIC Series ZZ01, 7.39%, 08/22/01..........         5,133,850
                                                                                     ----------------
                    Total Federal Home Loan Bank...................................        10,036,290       11.04%
                                                                                     ----------------
               Federal Home Loan Mortgage Corp.
      100,000  Federal Home Loan Mortgage Corp., 5.23%, 07/15/96...................            99,767
      800,000  Federal Home Loan Mortgage Corp., 5.25%, 07/18/96...................           797,783
      100,000  Federal Home Loan Mortgage Corp., 5.26%, 07/22/96...................            99,664
      100,000  Federal Home Loan Mortgage Corp., 5.28%, 07/22/96...................            99,663
    3,000,000  Federal Home Loan Mortgage Corp., 5.30%, 07/31/96...................         2,985,866
    3,000,000  Federal Home Loan Mortgage Corp., REMIC Series 1574, 6.50%,
               02/15/21............................................................         2,883,657


                       See notes to financial statements.

                     Intermediate Government Bond Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
-------------                                                                        ----------------  -----------
               Federal Home Loan Mortgage Corp--(cont'd)
$   5,300,000  Federal Home Loan Mortgage Corp., REMIC Series 1500, 7.00%,
               06/15/22............................................................  $      5,164,580
    1,481,012  Federal Home Loan Mortgage Corp., REMIC Series 31, 5.90%,
               08/25/23............................................................         1,469,281
    2,000,000  Federal Home Loan Mortgage Corp., REMIC Series 1710, 6.00%,
               02/15/24............................................................         2,007,618
                                                                                     ----------------
                    Total Federal Home Loan Mortgage Corp..........................        15,607,879       17.16%
                                                                                     ----------------
               Federal National Mortgage Association
      200,000  Federal National Mortgage Association, 5.28%, 07/12/96..............           199,618
      880,000  Federal National Mortgage Association, 5.27%, 07/23/96..............           876,909
      400,000  Federal National Mortgage Association, 5.27%, 07/30/96..............           398,185
    2,000,000  Federal National Mortgage Association, REMIC Series 94-75, 7.00%,
               01/25/03............................................................         1,993,698
    3,000,000  Federal National Mortgage Association, Medium Term Note, 7.00%,
               06/15/05............................................................         2,887,377
                                                                                     ----------------
                    Total Federal National Mortgage Association....................         6,355,787        6.99%
                                                                                     ----------------
               Tennessee Valley Authority
    2,500,000  Tennessee Valley Authority, Series A, 6.375%, 06/15/05..............         2,395,645        2.63%
                                                                                     ----------------
               Government National Mortgage Association
       10,090  Government National Mortgage Association, Pl# 209631, 7.50%,
               04/15/02............................................................            10,162
       38,002  Government National Mortgage Association, Pl# 328000, 7.50%,
               06/15/07............................................................            38,275
       13,952  Government National Mortgage Association, Pl# 328084, 7.50%,
               07/15/07............................................................            14,052
      582,321  Government National Mortgage Association, Pl# 323189, 7.50%,
               08/15/07............................................................           586,506
      125,974  Government National Mortgage Association, Pl# 322072, 7.50%,
               08/15/07............................................................           126,880
      366,172  Government National Mortgage Association, Pl# 328188, 7.50%,
               08/15/07............................................................           368,803
      581,652  Government National Mortgage Association, Pl# 328192, 7.50%,
               08/15/07............................................................           585,832
      136,336  Government National Mortgage Association, Pl# 328200, 7.50%,
               08/15/07............................................................           137,316
      592,386  Government National Mortgage Association, Pl# 329060, 7.50%,
               08/15/07............................................................           596,644
      495,570  Government National Mortgage Association, Pl# 332267, 7.50%,
               08/15/07............................................................           499,131
       17,525  Government National Mortgage Association, Pl# 335542, 7.50%,
               08/15/07............................................................            17,651
      347,060  Government National Mortgage Association, Pl# 335995, 7.50%,
               08/15/07............................................................           349,554
      511,489  Government National Mortgage Association, Pl# 297619, 7.50%,
               09/15/07............................................................           511,489
      495,007  Government National Mortgage Association, Pl# 332704, 7.50%,
               09/15/07............................................................           498,564
       89,838  Government National Mortgage Association, Pl# 333320, 7.50%,
               09/15/07............................................................            90,483


                       See notes to financial statements.

                     Intermediate Government Bond Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
-------------                                                                        ----------------  -----------
               Government National Mortgage Association--(cont'd)
$     493,785  Government National Mortgage Association, Pl# 333709, 7.50%,
               09/15/07............................................................  $        497,334
      211,375  Government National Mortgage Association, Pl# 369749, 6.50%,
               09/15/08............................................................           204,967
      436,953  Government National Mortgage Association, Pl# 345975, 6.50%,
               10/15/08............................................................           423,707
      799,831  Government National Mortgage Association, Pl# 374726, 6.50%,
               10/15/08............................................................           775,586
      172,989  Government National Mortgage Association, Pl# 363874, 6.50%,
               11/15/08............................................................           167,746
      660,753  Government National Mortgage Association, Pl# 370448, 6.50%,
               11/15/08............................................................           640,725
      690,900  Government National Mortgage Association, Pl# 371094, 6.50%,
               11/15/08............................................................           669,958
      389,406  Government National Mortgage Association, Pl# 345973, 6.50%,
               11/15/08............................................................           377,602
      402,691  Government National Mortgage Association, Pl# 366531, 7.00%,
               11/15/08............................................................           390,484
                                                                                     ----------------
                    Total Government National Mortgage Association.................         8,579,451        9.43%
                                                                                     ----------------
               Student Loan Marketing Association
    2,000,000  Student Loan Marketing Association, 6.52%, 09/26/00.................         1,955,698        2.15%
                                                                                     ----------------  -----------
                    Total US Government Agency Securities
                      (Cost $45,646,646)...........................................        44,930,750       49.40%
                                                                                     ----------------  -----------
               Common Stock
   Shares
-------------
               Investments
    5,000,000  Janus Institutional Money Market Fund (d)...........................         5,000,000        5.50%
                                                                                     ----------------  -----------
                    Total Common Stock (Cost $5,000,000)...........................         5,000,000        5.50%
                                                                                     ----------------  -----------
  Principal
-------------
               Repurchase Agreement
$      48,467  Repurchase Agreement with Investors Bank & Trust, dated 06/28/96,
                 5.03%, proceeds at maturity $48,487, due 07/01/96 (Collateralized by Federal National Mortgage Association, 6.253%, due 06/01/26
                 with a market value of $50,000) (Cost $48,474)....................            48,474        0.05%
                                                                                     ----------------  -----------

                    Total Investments (Cost $126,929,042)..........................       125,670,960      138.17%
                    Liabilities in excess of Assets................................       (34,715,341)     (38.17)%
                                                                                     ----------------  -----------
                    Net Assets.....................................................  $     90,955,619      100.00%
                                                                                     ----------------  -----------
                                                                                     ----------------  -----------

       The aggregate cost of securities for Federal Income tax purposes at June
           30, 1996 is $126,929,042.
       The following amount is based on costs for Federal Income tax purposes:
               Aggregate gross unrealized appreciation.............................  $         41,183
               Aggregate gross unrealized depreciation.............................        (1,299,265)
                                                                                     ----------------
               Net unrealized depreciation.........................................  $     (1,258,082)
                                                                                     ----------------
                                                                                     ----------------

---------------
      (a)  All or part of this security is on loan
      (d)  Collateral for securities on loan


                       See notes to financial statements.

                      Government/Corporate Bond Portfolio
                            Portfolio of Investments
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
--------------                                                                       ----------------  -----------
                US Government Securities
$    5,000,000  US Treasury Note, 6.00%, 05/31/98 (a)..............................  $      4,989,060
    15,000,000  US Treasury Note, 7.75%, 12/31/99 (a)..............................        15,632,790
     5,000,000  US Treasury Note, 5.625%, 11/30/00.................................         4,839,060
    18,000,000  US Treasury Note, 6.375%, 03/31/01 (a).............................        17,915,598
    10,000,000  US Treasury Note, 6.50%, 05/31/01 (a)..............................        10,000,000
     5,000,000  US Treasury Note, 6.875%, 05/15/06 (a).............................         5,054,680
                                                                                     ----------------
                  Total US Government Securities (Cost $58,942,616)................        58,431,188       15.49%
                                                                                     ----------------  -----------

                US Government Agency Securities
                Federal Home Loan Mortgage Corp.
       300,000  Federal Home Loan Mortgage Corp., 5.28%, 07/22/96..................           298,988
       100,000  Federal Home Loan Mortgage Corp., 5.30%, 07/31/96..................            99,528
     3,992,182  Federal Home Loan Mortgage Corp., Series 1377-F, 6.00%, 09/15/07 (e)        4,021,920
     4,443,037  Federal Home Loan Mortgage Corp., Series 31-F, 5.90%, 08/25/23 (e).         4,407,843
     5,000,000  Federal Home Loan Mortgage Corp., Series 1666-E, 6.00%, 02/15/24...         4,767,145
     6,345,486  Federal Home Loan Mortgage Corp., Series 1710-AC, 6.00%, 02/15/24 (e)       6,369,656
                                                                                     ----------------
                  Total Federal Home Loan Mortgage Corp............................        19,965,080        5.29%
                                                                                     ----------------

                Federal National Mortgage Association
    10,000,000  Federal National Mortgage Association, 6.25%, 10/28/98.............         9,933,860
         2,986  Federal National Mortgage Association, REMIC Series G93-37 A,
                12/25/18 (f).......................................................             2,972
     2,014,734  Federal National Mortgage Association, REMIC Series 93-219 A,
                08/25/23 (f).......................................................         1,899,529
       118,072  Federal National Mortgage Association, Pl# 250510, 7.00%,
                12/01/25...........................................................           113,607
                                                                                     ----------------
                  Total Federal National Mortgage Association......................        11,949,968        3.17%
                                                                                     ----------------

                Government National Mortgage Association
       978,346  Government National Mortgage Association, Pl # 413611, 7.00%,
                01/15/26...........................................................           938,287
       978,182  Government National Mortgage Association, Pl # 292340, 7.00%,
                02/15/26...........................................................           938,129
       978,233  Government National Mortgage Association, Pl # 373622, 7.00%,
                03/15/26...........................................................           938,178
       978,483  Government National Mortgage Association, Pl # 373637, 7.00%,
                03/15/26...........................................................           938,418
       978,427  Government National Mortgage Association, Pl # 428420, 7.00%,
                04/15/26...........................................................           938,364
                                                                                     ----------------
                  Total Government National Mortgage Association...................         4,691,376        1.24%
                                                                                     ----------------


                       See notes to financial statements.

                      Government/Corporate Bond Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
--------------                                                                       ----------------  -----------
                Student Loan Marketing Association
$    3,000,000  Student Loan Marketing Association, Medium Term Note, 6.52%,
                09/26/00...........................................................  $      2,933,547
     5,000,000  Student Loan Marketing Association, REMIC Series 96-2 A2, 5.81%,
                07/27/09 (e).......................................................         5,011,523
                                                                                     ----------------
                  Total Student Loan Marketing Association.........................         7,945,070        2.11%
                                                                                     ----------------  -----------
                  Total US Government Agency Securities
                     (Cost $44,733,463)............................................        44,551,494       11.81%
                                                                                     ----------------  -----------
                Short Term Obligations
                Commercial Paper
     1,000,000  American Express Credit Corp., 5.34%, 07/19/96.....................           997,033
     4,000,000  AT&T Capital Corp., 5.495%, 10/17/96 (d)...........................         4,000,576
     4,000,000  Barclay's Bank PLC, 5.30%, 07/08/96................................         3,994,700
     2,000,000  Capital One Funding Corp., 5.50%, 07/05/96.........................         2,015,765
     1,000,000  Enterprise Funding Corp., 5.40%, 07/24/96..........................           996,250
       150,000  Ford Motor Credit Company, 5.36%, 07/29/96.........................           149,330
       300,000  General Electric Capital Corp., 5.34%, 07/16/96....................           299,244
       500,000  General Motors Acceptance Corp., 5.42%, 07/26/96...................           497,967
     4,800,000  Household Finance Corp., 5.28%, 08/20/96...........................         4,763,392
     2,500,000  Lucent Technologies, Inc., 5.32%, 07/10/96.........................         2,495,936
     5,000,000  Mellon Bank Corp., 5.32%, 07/08/96.................................         4,993,350
       600,000  Merrill Lynch and Company Inc., 5.30%, 07/03/96....................           599,646
     2,200,000  Merrill Lynch and Company Inc., 5.33%, 08/08/96....................         2,186,971
     3,200,000  Metlife, 5.32%, 07/15/96...........................................         3,192,434
     6,300,000  Norwest Corp., 5.27%, 07/17/96.....................................         6,283,400
       750,000  PHH Corp., 5.33%, 07/16/96.........................................           748,113
       200,000  Prudential Funding Corp., 5.39%, 08/16/96..........................           198,563
     9,000,000  Republic New York Securities Corp., 5.755%, 11/08/ 96 (d)..........         9,001,296
       250,000  Sears Roebuck Acceptance, 5.29%, 07/01/96..........................           249,926
       200,000  Sears Roebuck Acceptance, 5.35%, 07/09/96..........................           199,703
     2,000,000  Whirlpool Corp., 5.39%, 07/26/96...................................         1,991,915
       500,000  Xerox Corp., 5.35%, 08/05/96.......................................           497,250
                                                                                     ----------------
                  Total Commercial Paper...........................................        50,352,760       13.35%
                                                                                     ----------------
                Time Deposits
    19,756,250  Bank of Boston (Nassau), 5.725%, 07/01/96 (d)......................        19,759,094
     1,000,000  First Union National Bank of North Carolina (Nassau), 5.50%,
                07/01/96 (d).......................................................         1,000,144
     2,500,000  Norwest Bank Minnesota , N.A. (Nassau), 5.375%, 07/ 01/96 (d)......         2,500,360
                                                                                     ----------------
                  Total Time Deposits..............................................        23,259,598        6.16%
                                                                                     ----------------  -----------

                  Total Short Term Obligations (Cost $73,612,358)..................        73,612,358       19.51%
                                                                                     ----------------  -----------


                       See notes to financial statements.

                      Government/Corporate Bond Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
--------------                                                                       ----------------  -----------
                Corporate Bonds and Notes
                Aerospace
$    5,000,000  Lockheed Martin, 6.85%, 05/15/01...................................  $      4,976,010
     5,000,000  Boeing Company, 8.625%, 11/15/31...................................         5,611,825
                                                                                     ----------------
                  Total Aerospace..................................................        10,587,835        2.81%
                                                                                     ----------------
                Banks
     5,000,000  BankAmerica Corporation, 6.625%, 05/30/01..........................         4,945,340
     4,000,000  Bank Of New York, 6.50%, 12/01/03..................................         3,846,420
     5,000,000  Chase Manhattan Corp., 8.00%, 05/01/05.............................         5,064,810
     5,000,000  International Bank of Reconstruction & Development, 8.625%,
                10/15/16...........................................................         5,634,390
     5,000,000  Midland Bank PLC, 5.91%, 06/29/49 (e)..............................         4,183,000
     5,000,000  Republic New York Corp., 7.00%, 03/22/11...........................         4,773,555
     5,000,000  Swiss Bank Corp., 7.50%, 07/15/25..................................         4,890,355
                                                                                     ----------------
                  Total Banks......................................................        33,337,870        8.84%
                                                                                     ----------------
                Consumer Goods and Services
     5,200,000  Proctor & Gamble, 9.36%, 01/01/21..................................         6,206,710
     5,000,000  RJR Nabisco Inc., 8.75%, 04/15/04..................................         5,036,105
                                                                                     ----------------
                  Total Consumer Goods and Services................................        11,242,815        2.98%
                                                                                     ----------------
                Finance
     5,000,000  Advanta Credit Card, 6.12%, 02/10/01...............................         5,020,845
     5,100,000  American Express Credit Corp., 5.29%, 09/11/96.....................         5,044,544
     6,000,000  Dow Capital BV, 9.20%, 06/01/10....................................         6,813,072
     5,000,000  Ford Holdings, 9.375%, 03/01/20....................................         5,746,000
     5,000,000  General Electric Capital Corp., 8.50%, 07/24/08....................         5,496,425
     5,000,000  General Motors Acceptance Corp., 8.40%, 10/15/99...................         5,229,555
     5,000,000  General Motors Acceptance Corp., 8.80%, 03/01/21...................         5,596,535
     5,000,000  Paccar Financial Corp., 5.52%, 09/03/96............................         5,000,665
     5,000,000  Smurfit Capital Funding PLC, 7.50%, 11/20/25.......................         4,649,135
     4,000,000  Texaco Capital Corp., 9.75, 03/15/20...............................         4,913,824
    10,000,000  Xerox Credit Corp., 6.78%, 05/21/01................................         9,913,281
                                                                                     ----------------
                  Total Finance....................................................        63,423,881       16.81%
                                                                                     ----------------
                Food and Beverage
     2,900,000  Pepsico Inc, 5.37%, 09/25/96.......................................         2,861,933
     5,000,000  Seagrams (Joseph E.) & Sons, 9.65%, 08/15/18.......................         6,069,795
                                                                                     ----------------
                  Total Food and Beverage..........................................         8,931,728        2.37%
                                                                                     ----------------
                Leisure and Recreation
     5,000,000  Marriott International Inc, 7.875%, 04/15/05.......................         5,094,480        1.35%
                                                                                     ----------------
                Insurance
     5,000,000  Prudential Insurance, 8.10%, 07/15/15..............................         4,928,345        1.31%
                                                                                     ----------------


                       See notes to financial statements.

                      Government/Corporate Bond Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
--------------                                                                       ----------------  -----------
                Industrial
$    5,000,000  Celara, 6.75%, 12/15/03............................................  $      4,677,845        1.24%
                                                                                     ----------------
                Medical and Other Health Services
     5,000,000  Columbia Healthcare, 7.50%, 12/15/23...............................         4,853,425
     1,000,000  Eli Lilly, 6.77%, 01/01/36.........................................           899,437
                                                                                     ----------------
                  Total Medical and Other Health Services..........................         5,752,862        1.52%
                                                                                     ----------------
                Oil & Gas
     5,000,000  Apache Corporation, 7.95%, 04/15/26................................         4,921,760
     5,000,000  Occidental Petroleum, 10.125%, 09/15/09............................         5,987,880
                                                                                     ----------------
                  Total Oil & Gas..................................................        10,909,640        2.89%
                                                                                     ----------------
                Paper & Forest Products
     7,500,000  Westvaco, 10.125%, 06/01/19........................................         8,320,208        2.21%
                                                                                     ----------------
                Private Asset Backed: Credit Card
     5,000,000  Advanta Credit Card Master Trust, Series 96-CA, 5.667%, 11/15/03
                (e)................................................................         4,991,695
    10,000,000  Chase Manhattan Credit Card Master Trust,
                  Series 96-3A, 7.04%, 02/15/04....................................        10,126,563
     7,040,000  Discover Card Master Trust, Series 94-2A, 5.85%, 10/ 16/04 (e).....         7,097,299
     5,880,000  Structured Asset Securities Corp., Series 96-C,
                  Class A-1C, 5.944%, 02/25/28.....................................         5,678,951
     3,000,000  Standard Credit Card Master Trust, Series 95-11, 5.59%, 11/15/00...         2,997,387
                                                                                     ----------------
                  Total Private Asset Backed: Credit Card..........................        30,891,895        8.19%
                                                                                     ----------------
                Tire and Rubber
     4,000,000  BF Goodrich, 8.65%, 04/15/25.......................................         4,381,796        1.16%
                                                                                     ----------------
                Utilities: Electric
    10,000,000  Commonwealth Edison, 8.125%, 01/15/07..............................         9,846,590
     5,000,000  Commonwealth Edison, 8.50%, 07/15/22...............................         4,963,005
     5,000,000  Hydro-Quebec, 8.50%, 12/01/29......................................         5,319,345
     5,000,000  Philadelphia Electric, 5.375%, 08/15/98............................         4,877,905
                                                                                     ----------------
                  Total Utilities: Electric........................................        25,006,845        6.63%
                                                                                     ----------------
                Utilities: Telephone
     5,000,000  GTE South, 7.50%, 03/15/26.........................................         4,811,535        1.28%
                                                                                     ----------------  -----------
                  Total Corporate Bonds and Notes (Cost $231,571,122)..............       232,299,580       61.57%
                                                                                     ----------------  -----------
    Shares
--------------
                Common Stock
                Investments
    16,000,000  Janus Institutional Money Market Fund (d)..........................        16,000,000        4.24%
                                                                                     ----------------  -----------
                  Total Common Stock (Cost 16,000,000).............................        16,000,000        4.24%
                                                                                     ----------------  -----------


                       See notes to financial statements.

                      Government/Corporate Bond Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)


                                                                                                       Percent of
Principal                                                                                 Value        Net Assets
---------                                                                            ----------------  -----------
           Repurchase Agreement
$  15,192  Repurchase Agreement with Investors Bank & Trust, dated 06/28/96, 5.03%, proceeds at maturity $15,198, due 07/ 01/96 (Collateralized by Federal
             National Mortgage Association, 6.253%, due 06/01/26 with a market
             value of $20,000) (Cost $15,194)......................................  $         15,194        0.01 %
                                                                                     ----------------  -----------
             Total Investments (Cost $424,874,753).................................       424,909,814      112.63 %
                Liabilities in excess of Assets....................................       (47,618,338)     (12.63)%
                                                                                     ----------------  -----------
                Net Assets.........................................................  $    377,291,476      100.00 %
                                                                                     ----------------  -----------
                                                                                     ----------------  -----------

       The aggregate cost of securities for Federal Income tax purposes at June
           30, 1996 is $424,874,753.
       The following amount is based on costs for Federal Income tax purposes:
           Gross unrealized appreciation...........................................  $      4,393,152
           Gross unrealized depreciation...........................................        (4,358,091)
                                                                                     ----------------
           Net unrealized appreciation.............................................  $         35,061
                                                                                     ----------------
                                                                                     ----------------


---------------
      (a)  All or part of this security is on loan
      (d)  Collateral for securities on loan
      (e)  Floating rate security. The rate shown was in effect at June 30,
           1996
      (f)  Zero coupon bond


                       See notes to financial statements.

                               Balanced Portfolio
                            Portfolio of Investments
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
--------------                                                                       ----------------  -----------
                US Government Securities
$   18,050,000  US Treasury Bond, 7.875%, 11/15/04 (a).............................  $     19,403,750
    10,400,000  US Treasury Note, 6.375%, 7/15/99 (a)..............................        10,422,734
    12,000,000  US Treasury Note, 8.500%, 2/15/00..................................        12,802,500
    18,700,000  US Treasury Note, 7.500%, 5/15/02 (a)..............................        19,559,004
    16,350,000  US Treasury Note, 5.750%, 8/15/03 (a)..............................        15,558,022
    24,775,000  US Treasury Note, 6.500%, 5/15/05 (a)..............................        24,426,564
                                                                                     ----------------
                     Total US Government Securities (Cost $102,877,770)............       102,172,574       46.92%
                                                                                     ----------------  -----------
                Short Term Obligations
                Commercial Paper
    13,500,000  AT&T Capital Corp., 5.495%, 10/17/96 (d)...........................        13,502,065
    11,000,000  Republic New York Securities Corp, 5.375%,
                  11/08/96 (d).....................................................        11,001,683
     1,000,000  Walt Disney Company, 5.26%, 07/01/96...............................           995,178
                                                                                     ----------------
                     Total Commercial Paper........................................        25,498,926       11.71%
                                                                                     ----------------
                Time Deposits
    14,726,849  Bank of Boston (Nassau), 5.725%, 07/01/96 (d)......................        14,729,102
    14,000,000  First Union National Bank of North Carolina (Nassau), 5.50%,
                07/01/96 (d).......................................................        14,002,142
     4,500,000  Harris Trust & Savings Bank (Nassau), 5.3750%, 07/ 01/96 (d).......         4,500,688
    14,000,000  Norwest Bank Minnesota, N.A. (Nassau), 5.375%, 07/ 01/96 (d).......        14,002,142
                                                                                     ----------------
                     Total Time Deposits...........................................        47,234,074       15.63%
                                                                                     ----------------  -----------
                     Total Short Term Obligations (Cost $72,733,000)...............        72,733,000       33.40%
                                                                                     ----------------  -----------
    Shares      Common Stock
                Aerospace
        30,800  Boeing Company.....................................................         2,683,450
        19,300  Northrop Grumman Corp..............................................         1,314,813
                                                                                     ----------------
                     Total Aerospace...............................................         3,998,263        1.84%
                                                                                     ----------------
                Automobiles
        70,500  General Motors Corp................................................         3,692,438        1.70%
                                                                                     ----------------
                Banks
        25,850  Citicorp...........................................................         2,135,856
        36,200  KeyCorp. ..........................................................         1,402,750
        12,650  Wells Fargo & Company..............................................         3,021,769
                                                                                     ----------------
                     Total Banks...................................................         6,560,375        3.01%
                                                                                     ----------------
                Chemicals
        41,100  Du Pont (E.I.) De Nemours..........................................         3,252,038
        22,700  Duracell International Inc.........................................           978,938
        94,050  Hoechst AG-ADR.....................................................         3,188,248
        24,750  Grace W.R. & Company...............................................         1,754,156
                                                                                     ----------------
                     Total Chemicals...............................................         9,173,380        4.21%
                                                                                     ----------------


                       See notes to financial statements.

                               Balanced Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
    Shares                                                                                Value        Net Assets
--------------                                                                       ----------------  -----------
                Computer and Office Equipment
        28,050  Compaq Computer (c)................................................  $      1,381,463
        32,750  International Business Machine.....................................         3,242,250
        47,450  Silicon Graphics (c)...............................................         1,138,800
                                                                                     ----------------
                     Total Computer and Office Equipment...........................         5,762,513        2.65%
                                                                                     ----------------
                Food and Beverage
        26,400  American Home Products Corp........................................         1,587,300
         8,800  Kroger Company.....................................................           347,600
                                                                                     ----------------
                     Total Food and Beverage.......................................         1,934,900        0.89%
                                                                                     ----------------
                Insurance
        90,250  Allstate Corp. ....................................................         4,117,655
        60,250  Travelers Inc. ....................................................         2,748,906
                                                                                     ----------------
                     Total Insurance...............................................         6,866,561        3.15%
                                                                                     ----------------
                Investments
    14,000,000  Janus Institutional Money Market Fund (d)..........................        14,000,000        6.43%
                                                                                     ----------------
                Leisure & Recreation
        46,400  Carnival Corp......................................................         1,339,800
        35,300  Harrah's Entertainment Inc.........................................           997,225
        36,900  Hasbro Inc.........................................................         1,319,175
        54,400  Loews Corp.........................................................         4,290,800
        10,700  Marriott International Inc.........................................           575,125
        29,835  Mattel.............................................................           854,027
        72,200  Time Warner Inc....................................................         2,833,850
                                                                                     ----------------
                     Total Leisure & Recreation....................................        12,210,002        5.61%
                                                                                     ----------------
                Manufacturing
        45,400  Allegheny Ludlum Corp. (a).........................................           856,925
        32,250  Aluminum Company of America........................................         1,850,343
        94,200  Philips Electronic N.V.............................................         3,073,274
                                                                                     ----------------
                     Total Manufacturing...........................................         5,780,542        2.65%
                                                                                     ----------------
                Media
        66,000  Dun & Bradstreet Corp..............................................         4,125,000
        69,100  E.W. Scripps Company...............................................         3,221,787
       174,000  The News Corp. (a).................................................         3,501,750
                                                                                     ----------------
                     Total Media...................................................        10,848,537        4.98%
                                                                                     ----------------
                Medical and Other Health Services
        82,000  Abbott Laboratories................................................         3,567,000
        35,950  Bristol-Myers Squibb Company.......................................         3,235,500
        63,150  Ciba-Geigy Corp....................................................         3,847,091
        36,700  Tenet Healthcare Corp. (c).........................................           784,463
                                                                                     ----------------
                     Total Medical and Other Health Services.......................        11,434,054        5.25%
                                                                                     ----------------
                Oil and Gas
        38,600  Amoco Corp.........................................................         2,793,675
        26,550  Mobil Corp.........................................................         2,976,919
                                                                                     ----------------
                     Total Oil and Gas.............................................         5,770,594        2.65%
                                                                                     ----------------


                       See notes to financial statements.

                               Balanced Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
    Shares                                                                                Value        Net Assets
--------------                                                                       ----------------  -----------
                Retail
        53,150  Federated Department Stores (c)....................................  $      1,813,744        0.83%
                                                                                     ----------------
                Telecommunications
        62,700  AT&T Corp..........................................................         3,887,400
        41,400  ITT Industries Inc.................................................         1,040,175
        49,700  Nokia Corp.........................................................         1,838,900
       104,050  Pacific Telesis Group..............................................         3,511,688
                                                                                     ----------------
                     Total Telecommunications......................................        10,278,163        4.72%
                                                                                     ----------------
                Tobacco
        36,100  Philip Morris Companies Inc........................................         3,754,400        1.72%
                                                                                     ----------------
                Transportation: Air
        34,000  Trans World Airlines (c)...........................................           484,500        0.22%
                                                                                     ----------------
                Transportation: Rail
        28,850  Burlington Northern Santa Fe.......................................         2,333,244
        28,650  Conrail, Inc.......................................................         1,901,644
        50,600  Union Pacific Corp.................................................         3,535,676
                                                                                     ----------------
                     Total Transportation: Rail....................................         7,770,564        3.57%
                                                                                     ----------------  -----------
                     Total Common Stock (Cost $114,865,857)........................       122,133,530       56.09%
                                                                                     ----------------  -----------
  Principal
-------------
               Repurchase Agreement
$   5,124,917  Repurchase Agreement with Investors Bank & Trust, dated 06/28/96,
                 5.03%, proceeds at maturity $5,127,066, due 07/01/96
                 (Collateralized by Federal National Mortgage Association, 6.253%,
                 due 06/01/26 with a market value of $6,325,000) (Cost
               $5,125,633).........................................................         5,125,633        2.35%
                                                                                     ----------------  -----------
               Total Investments (Cost $295,602,260)...............................       302,164,737      138.77%
               Liabilities in excess of Assets.....................................       (84,420,774)     (38.77)%
                                                                                     ----------------  -----------
               Net Assets..........................................................  $    217,743,963      100.00%
                                                                                     ----------------  -----------
                                                                                     ----------------  -----------

       The aggregate cost of securities for Federal Income tax purposes at June 30,
          1996 is $295,602,260.

       The following amount is based on costs for Federal Income tax purposes:
               Gross unrealized appreciation.......................................  $      9,357,933
               Gross unrealized depreciation.......................................        (2,795,456)
                                                                                     ----------------
               Net unrealized appreciation.........................................  $      6,562,477
                                                                                     ----------------
                                                                                     ----------------


---------------
      (a)  All or part of this security is on loan.
      (c)  Non-income producing security.
      (d)  Collateral for securities on loan

                       See notes to financial statements.

                            Equity Income Portfolio
                            Portfolio of Investments
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
-------------                                                                        ----------------  -----------
               US Government Securities
$     200,000  Federal Home Loan Mortgage Corp., 5.30%, 07/31/96...................  $        199,058
      100,000  Federal Home Loan Mortgage Corp., 5.29%, 07/31/96...................            99,530
                                                                                     ----------------
                    Total US Government Securities (Cost $298,588).................           298,588        0.01%
                                                                                     ----------------  -----------
               Short Term Obligations
               Commercial Paper
    2,700,000  American Express Credit Corp., 5.27%, 07/24/96......................         2,690,119
    1,700,000  American Express Credit Corp., 5.29%, 09/11/96......................         1,681,515
    4,000,000  Associates Corporate NA, 5.29%, 09/06/96............................         3,959,443
      500,000  Associates Corporate NA, 5.36%, 07/17/96............................           498,660
    1,755,000  Associates Corporate NA, 5.36%, 07/17/96............................         1,750,297
    3,500,000  AT&T Capital Corp., 5.495%, 10/17/96 (d)............................         3,500,505
    1,000,000  AVCO Financial Services, 5.34%, 07/08/96............................           998,665
    3,100,000  Bell South Telecommunications Inc., 5.45%, 07/09/96.................         3,095,307
    3,545,000  Cooperative Finance Corp., 5.35%, 08/08/96..........................         3,523,927
      940,000  Enterprise Funding Corp., 5.35%, 08/23/96...........................           932,317
    2,500,000  Enterprise Funding Corp., 5.29%, 08/27/96...........................         2,478,326
    1,550,000  Household Finance Corp., 5.29%, 07/31/96............................         1,542,710
    4,200,000  Household Finance Corp., 5.28%, 08/20/96............................         4,167,968
    4,400,000  JHM Funding Inc., 5.30%, 07/18/96...................................         4,387,692
    5,000,000  JHM Funding Inc., 5.30%, 07/18/96...................................         4,986,014
    3,000,000  Mellon Bank Corp., 5.32%, 07/08/96..................................         2,996,010
    1,800,000  Metlife, 5.32%, 07/15/96............................................         1,795,744
    4,600,000  Norwest Corp., 5.27%, 07/17/96......................................         4,587,879
    3,000,000  Philip Morris Companies Inc., 5.30%, 07/16/96.......................         2,992,492
    6,000,000  Philip Morris Companies Inc., 5.30%, 08/01/96.......................         5,970,850
    1,000,000  Prudential Funding Corp., 5.35%, 08/12/96...........................           993,460
      240,000  Prudential Funding Corp., 5.39%, 08/16/96...........................           238,275
    4,000,000  Republic New York Securities Corp., 5.755%,
                 11/08/96 (d)......................................................         4,000,577
    5,500,000  Seagram's and Sons Inc., 5.37%, 07/22/96............................         5,481,130
    1,400,000  Sears Roebuck Acceptance Corp., 5.35%, 07/09/96.....................         1,397,920
    1,000,000  Sears Roebuck Acceptance Corp., 5.30%, 09/04/96.....................           990,136
    1,100,000  Toronto Dominion Bank, 5.29%, 07/15/96..............................         1,097,414
    5,300,000  Walt Disney Company, 5.28%, 07/10/96................................         5,291,449
    3,300,000  Xerox Corp., 5.35%, 08/05/96........................................         3,281,855
                                                                                     ----------------
                    Total Commercial Paper.........................................        81,308,655        9.82%
                                                                                     ----------------
               Time Deposits
    1,444,200  Bank of Boston (Nassau), 5.725%, 07/01/96 (d).......................         1,444,408        0.17%
                                                                                     ----------------  -----------
                    Total Short Term Obligations (Cost $82,753,064)................        82,753,064       10.00%
                                                                                     ----------------  -----------
               Corporate Bond
               Communications Equipment
    2,000,000  Motorola Inc., 09/07/09 (f).........................................         2,300,000        0.28%
                                                                                     ----------------  -----------
                    Total Corporate Bond (Cost $1,710,000).........................         2,300,000        0.28%
                                                                                     ----------------  -----------


                       See notes to financial statements.

                            Equity Income Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
   Shares                                                                                 Value        Net Assets
-------------                                                                        ----------------  -----------
               Common Stock
               Aerospace
      120,000  Northrop Grumman Corp...............................................  $      8,175,000
      320,000  Ogden Corp..........................................................         5,800,000
      100,000  Textron Inc.........................................................         7,987,500
       80,000  United Technologies.................................................         9,200,000
                                                                                     ----------------
                    Total Aerospace................................................        31,162,500        3.77%
                                                                                     ----------------
               Automobiles
       80,000  Chrysler Corp.......................................................         4,960,000
      150,000  Ford Motor Company..................................................         4,856,250
       90,000  General Motors Corp.................................................         4,713,750
                                                                                     ----------------
                    Total Automobiles..............................................        14,530,000        1.76%
                                                                                     ----------------
               Banks
      150,000  Banc One Corp.......................................................         5,100,000
      110,000  Bank of New York....................................................         5,637,500
       90,000  Bankamerica Corp....................................................         6,817,500
       65,000  Bankers Trust New York Corp.........................................         4,801,875
      120,000  Chase Manhattan Corp................................................         8,475,000
      100,000  First Union Corp. (N.E.)............................................         6,087,500
       80,000  Nationsbank Corp....................................................         6,610,000
       25,000  Wells Fargo & Company...............................................         5,971,875
                                                                                     ----------------
                    Total Banks....................................................        49,501,250        5.98%
                                                                                     ----------------
               Chemicals
       80,000  Dow Chemical Company................................................         6,080,000
      110,000  Du Pont (E.I.) De Nemours...........................................         8,703,750
      130,000  Grace W.R. & Company................................................         9,213,750
      325,000  Monsanto Company....................................................        10,562,500
       63,000  OLIN Corp...........................................................         5,622,750
                                                                                     ----------------
                    Total Chemicals................................................        40,182,750        0.68%
                                                                                     ----------------
               Construction
      140,000  Carpenter Technology................................................         4,480,000
      100,000  GATX Corp...........................................................         4,825,000
       50,000  Halliburton Company.................................................         2,775,000
      160,000  USX-US Steel Group Inc..............................................         4,540,000
                                                                                     ----------------
                    Total Construction.............................................        16,620,000        2.01%
                                                                                     ----------------
               Consumer Goods & Services
      200,000  Avon Products Inc...................................................         9,025,000
       80,000  Colgate--Palmolive Company..........................................         6,780,000
      270,000  Dana Corp...........................................................         8,370,000
      130,000  Eastman Kodak Company...............................................        10,107,500
      185,000  General Electric Company............................................        16,002,500
                                                                                     ----------------
                    Total Consumer Goods & Services................................        50,285,000        1.93%
                                                                                     ----------------


                       See notes to financial statements.

                            Equity Income Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
   Shares                                                                                 Value        Net Assets
-------------                                                                        ----------------  -----------
               Containers and Packaging
       90,000  Stone Container Corp................................................  $      1,237,500
      150,000  Union Camp Corp.....................................................         7,312,500
                                                                                     ----------------
                    Total Containers and Packaging.................................         8,550,000        0.01%
                                                                                     ----------------
               Electronics
      190,000  AMP Inc.............................................................         7,623,750
       60,000  Eaton Corp..........................................................         3,517,500
      120,000  Emerson Electric....................................................        10,845,000
      200,000  Thomas & Betts Corp.................................................         7,500,000
                                                                                     ----------------
                    Total Electronics..............................................        29,486,250        3.56%
                                                                                     ----------------
               Finance
      270,000  Ahmanson (HF) & Company.............................................         7,290,000
      160,000  American Express Company............................................         7,140,000
      290,000  Federal National Mortgage Association...............................         9,715,000
      290,000  Great Western Financial.............................................         6,923,750
                                                                                     ----------------
                    Total Finance..................................................        31,068,750        3.75%
                                                                                     ----------------
               Insurance
       95,000  Aetna Life & Casualty...............................................         6,792,500
      110,000  Allstate Corp.......................................................         5,018,750
       70,000  Cigna Corp..........................................................         8,251,250
      120,000  Lincoln National Corp...............................................         5,550,000
                                                                                     ----------------
                    Total Insurance................................................        25,612,500        3.09%
                                                                                     ----------------
               Machinery
      210,000  Deere & Company.....................................................         8,400,000
      163,000  General Signal......................................................         6,173,625
      160,000  Goulds Pumps........................................................         4,100,000
      110,000  Harsco Corp.........................................................         7,397,500
       30,000  TRW, Inc............................................................         2,696,250
                                                                                     ----------------
                    Total Machinery................................................        28,767,375        3.48%
                                                                                     ----------------
               Media
      100,000  Readers Digest Association Inc......................................         4,250,000
      120,000  Dun & Bradstreet Corp...............................................         7,500,000
      240,000  McGraw--Hill Companies Inc..........................................        10,980,000
                                                                                     ----------------
                    Total Media....................................................        22,730,000        2.75%
                                                                                     ----------------
               Medical and Other Health Services
      130,000  Baxter International, Inc...........................................         6,142,500
       40,000  Meditrust Corp......................................................         1,335,000
      130,000  US Healthcare Inc...................................................         7,150,000
                                                                                     ----------------
                    Total Medical and Other Health Services........................        14,627,500        1.61%
                                                                                     ----------------


                       See notes to financial statements.

                            Equity Income Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
   Shares                                                                                 Value        Net Assets
-------------                                                                        ----------------  -----------
               Metals and Mining
      180,000  Freeport McMoran Resources..........................................  $      5,377,500
      110,000  Minnesota Mining and Manufacturing..................................         7,590,000
       60,000  Phelps Dodge Corp...................................................         3,742,500
      120,000  Reynolds Metals Company.............................................         6,255,000
      150,000  Timken Company......................................................         5,812,500
                                                                                     ----------------
                    Total Metals and Mining........................................        28,777,500        0.70%
                                                                                     ----------------
               Office Equipment
      100,000  Harris Corp. Inc....................................................         6,100,000
      120,000  Honeywell Inc.......................................................         6,540,000
      120,000  Pitney Bowes Inc....................................................         5,730,000
      270,000  Xerox Corp..........................................................        14,445,000
                                                                                     ----------------
                    Total Office Equipment.........................................        32,815,000        3.96%
                                                                                     ----------------
               Oil & Gas
       90,000  Amoco Corp..........................................................         6,513,750
       65,000  Atlantic Richfield Company..........................................         7,702,500
       60,774  British Petroleum PLC...............................................         6,495,253
      150,000  Chevron Corp........................................................         8,850,000
       40,000  Consolidated Natural Gas............................................         2,090,000
      200,000  Dresser Industries Inc..............................................         5,900,000
      120,000  Exxon Corp..........................................................        10,425,000
      200,000  McDermott International Inc.........................................         4,175,000
       70,000  Mobil Corp..........................................................         7,848,750
       17,000  Noram Energy Corp...................................................           184,875
       50,000  Questar Corp........................................................         1,700,000
       60,000  Royal Dutch Petroleum (a)...........................................         9,225,000
       40,000  Sonat Inc...........................................................         1,800,000
      150,000  Tenneco Inc.........................................................         7,668,750
       90,000  Texaco Inc..........................................................         7,548,750
      200,000  Williams Companies Inc..............................................         9,900,000
      100,000  WITCO Corp..........................................................         3,437,500
                                                                                     ----------------
                    Total Oil and Gas..............................................       101,465,128       12.26%
                                                                                     ----------------
               Paper & Forest Products
       80,000  Georgia--Pacific Corp.                                                       5,680,000
      170,000  International Paper Company.........................................         6,268,750
      180,000  Weyerhauser Company.................................................         7,650,000
                                                                                     ----------------
                    Total Paper & Forest Products..................................        19,598,750        3.40%
                                                                                     ----------------
               Pharmacueticals
      160,000  American Home Products Corp.........................................         9,620,000
       80,000  Bristol--Myers Squibb Company.......................................         7,200,000
      100,000  Merck & Company Inc.................................................         6,462,500
       90,000  Pfizer Inc..........................................................         6,423,750
      170,000  Pharmacia & UpJohn Inc..............................................         7,543,750
      100,000  Schering--Plough Corp...............................................         6,275,000


                       See notes to financial statements.

                            Equity Income Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
   Shares                                                                                 Value        Net Assets
-------------                                                                        ----------------  -----------
               Pharmaceuticals--(cont'd)
      160,000  SmithKline Beecham PLC..............................................  $      8,700,000
      160,000  Warner Lambert Company..............................................         8,800,000
                                                                                     ----------------
                    Total Pharmacueticals..........................................        61,025,000        8.49%
                                                                                     ----------------
               Real Estate
       59,000  Avalon Properties Inc...............................................         1,283,250
       70,000  Bay Apartment Communities...........................................         1,811,250
       65,000  Developers Divers Realty Corp.......................................         2,071,875
       60,000  Equity Residential Properties.......................................         1,972,500
       64,000  Felcor Suite Hotels Inc. (a)........................................         1,952,000
      200,000  Health Care PPTY Investment Inc.....................................         6,750,000
       80,000  Healthcare Realty Trust.............................................         1,900,000
      100,000  Irvine Apartment Communities........................................         2,012,500
       45,000  Redwood Trust Inc...................................................         1,260,000
                                                                                     ----------------
                    Total Real Estate..............................................        21,013,375        2.54%
                                                                                     ----------------
               Retail
       90,000  May Department Stores...............................................         3,937,500
       80,000  Penney (JC) Company Inc.............................................         4,200,000
                                                                                     ----------------
                    Total Retail...................................................         8,137,500        0.98%
                                                                                     ----------------
               Tire and Rubber
      140,000  Cooper Industries Inc. (a)                                                   5,810,000        0.70%
                                                                                     ----------------
               Tobacco
      140,000  American Brands, Inc................................................         6,352,500
      100,000  Philip Morris Companies Inc.........................................        10,400,000
                                                                                     ----------------
                    Total Tobacco..................................................        16,752,500        2.02%
                                                                                     ----------------
               Transportation: Airline
      150,000  US West, Inc........................................................         4,781,250        0.58%
                                                                                     ----------------
               Transportation: Railroads
       95,000  Conrail Inc.........................................................         6,305,626
      110,000  Norfolk Southern Corp...............................................         9,322,500
                                                                                     ----------------
                    Total Transportation: Railroads................................        15,628,126        1.89%
                                                                                     ----------------
               Utilities: Electric
      150,000  American Electric Power Inc.........................................         6,393,750
      160,000  Carolina Power & Limited Company....................................         6,080,000
      110,000  FPL Group Inc.......................................................         5,060,000
      210,000  Southern Company....................................................         5,171,250
                                                                                     ----------------
                    Total Utilities: Electric......................................        22,705,000        2.74%
                                                                                     ----------------
               Utilities: Telephone
       80,000  Ameritech Corp......................................................         4,750,000
       70,000  Bell Atlantic Corp..................................................         4,462,500
      120,000  Bell South Corp.....................................................         5,085,000
      120,000  GTE Corp............................................................         5,370,000
       80,000  NYNEX Corp..........................................................         3,800,000


                       See notes to financial statements.

                            Equity Income Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
   Shares                                                                                 Value        Net Assets
-------------                                                                        ----------------  -----------
               Utilities: Telephone--(cont'd)
      170,000  Pacific Telesis Group...............................................  $      5,737,500
      100,000  SBC Communications Inc. (a).........................................         4,925,000
      150,000  Sprint Corp.........................................................         6,300,000
                                                                                     ----------------
                    Total Utilities: Telephone.....................................        40,430,000        5.21%
                                                                                     ----------------  -----------
               Total Common Stock (Cost $579,311,042)..............................       742,063,004       89.66%
                                                                                     ----------------  -----------
  Principal
-------------
               Repurchase Agreement
$      32,849  Repurchase Agreement with Investors Bank & Trust, dated 06/28/96,
                 5.03%, proceeds at maturity $32,861, due 07/01/96 (Collateralized by Federal National Mortgage Association, 6.253%, due 06/01/26
                 with a market value of $35,000) (Cost $32,854)....................            32,854        0.01%
                                                                                     ----------------  -----------

               Total Investments (cost $664,105,548)...............................       827,447,510       99.98%
               Assets in excess of Liabilities.....................................           207,703        0.02%
                                                                                     ----------------  -----------
               Net Assets..........................................................  $    827,655,213      100.00%
                                                                                     ----------------  -----------
                                                                                     ----------------  -----------
       The aggregate cost of securities for Federal Income tax purposes at June 30, 1996 is $664,105,548.
       The following amount is based on costs for Federal Income tax purposes:
               Gross unrealized appreciation.......................................  $    169,812,296
               Gross unrealized depreciation.......................................        (6,470,334)
                                                                                     ----------------
               Net unrealized appreciation.........................................  $    163,341,962
                                                                                     ----------------
                                                                                     ----------------


---------------
      (a)  All or part of this security is on loan
      (d)  Collateral for secuities on loan
      (f)  Zero Coupon


                       See notes to financial statements.

                             Equity Value Portfolio
                            Portfolio of Investments
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
   Shares                                                                                  Value       Net Assets
-------------                                                                          --------------  -----------
               Common Stock
               Aerospace
        5,800  Allied Signal Inc. ...................................................  $      331,325
        1,600  General Dynamics......................................................          99,200
        5,000  Rockwell International................................................         286,250
                                                                                       --------------
               Total Aerospace.......................................................         716,775        4.18%
                                                                                       --------------
               Automobiles
        4,100  General Motors Corp. .................................................         214,737        1.25%
                                                                                       --------------
               Banks
        3,300  Chase Manhattan Corp. ................................................         233,062
        6,100  First Chicago National Corp. .........................................         238,662
        1,400  Nations Bank Corp. ...................................................         115,675
                                                                                       --------------
               Total Banks...........................................................         587,399        3.42%
                                                                                       --------------
               Chemicals
        2,200  Air Products and Chemicals ...........................................         127,050
        3,700  Du Pont (E.I.) De Nemours.............................................         292,762
        1,300  Eastman Chemical Company..............................................          79,137
        3,600  PPG Industry..........................................................         175,500
        7,300  WMX Technologies......................................................         239,075
                                                                                       --------------
               Total Chemicals.......................................................         913,524        5.32%
                                                                                       --------------
               Computer and Office Equipment
        5,700  AMP Inc. .............................................................         228,713
        6,600  Digital Equipment Corp. (c)...........................................         297,000
        6,800  International Business Machine........................................         673,200
        2,900  Texas Instruments.....................................................         144,638
        8,600  Xerox Corp. ..........................................................         460,100
                                                                                       --------------
               Total Computer and Office Equipment...................................       1,803,651       10.51%
                                                                                       --------------
               Construction
        1,500  Deere and Company.....................................................          60,000
        6,900  MASCO Corp. ..........................................................         208,725
                                                                                       --------------
               Total Construction....................................................         268,725        1.57%
                                                                                       --------------
               Consumer Goods and Services
        1,000  Eastman Kodak Company.................................................          77,750
        1,500  General Electric Company..............................................         129,750
        3,400  Kimberly-Clark Corp. .................................................         262,650
                                                                                       --------------
               Total Consumer Goods and Services.....................................         470,150        2.74%
                                                                                       --------------
               Defense
        1,500  Raytheon Company......................................................          77,438        0.45%
                                                                                       --------------
               Equipment Lease
        3,800  Ryder System..........................................................         106,875        0.62%
                                                                                       --------------
               Finance
        3,300  American Express Company..............................................         147,263
       ]6,400  Dean Witter Discover and Company......................................         366,400
                                                                                       --------------
               Total Finance.........................................................         513,663        2.99%
                                                                                       --------------
               Food and Beverage
        5,300  Archer Daniels Midland................................................         101,363
        2,700  CPC International Inc. ...............................................         194,400
                                                                                       --------------
               Total Food and Beverage...............................................         295,763        1.72%
                                                                                       --------------


                       See notes to financial statements.

                             Equity Value Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
   Shares                                                                                  Value       Net Assets
-------------                                                                          --------------  -----------
               Insurance
        3,400  Aetna Life and Casualty...............................................  $      243,100
       13,000  Allstate Corp. .......................................................         593,125
        2,000  American International Group..........................................         197,250
        6,200  Chubb Corp. ..........................................................         309,225
        2,100  General Re Corp. .....................................................         319,725
        3,500  Unum Corp. ...........................................................         217,875
                                                                                       --------------
               Total Insurance.......................................................       1,880,300       10.96%
                                                                                       --------------
               Leisure and Entertainment
        2,200  Loews Corp. ..........................................................         173,525
        8,000  Time Warner Inc. .....................................................         314,000
                                                                                       --------------
               Total Leisure and Entertainmnet.......................................         487,525        2.84%
                                                                                       --------------
               Media
        3,200  Dun and Bradstreet Corp. .............................................         200,000
       18,200  Tele-Communications,Inc. .............................................         329,875
                                                                                       --------------
               Total Media...........................................................         529,875        3.09%
                                                                                       --------------
               Medical and Other Health Services
        6,400  Columbia/HCA Healthcare Corp. ........................................         341,600
        9,100  Humana, Inc. .........................................................         162,662
        4,300  Tenet Healthcare Corp. (c)............................................          91,913
                                                                                       --------------
               Total Medical and Other Health Services...............................         596,175        3.47%
                                                                                       --------------
               Metals and Mining
        5,000  LTV Corp. ............................................................          56,875
        3,400  Newmont Mining........................................................         167,875
                                                                                       --------------
               Total Metals and Mining...............................................         224,750        1.31%
                                                                                       --------------
               Oil and Gas
        4,000  Amerada Hess Corp. ...................................................         214,500
        2,400  Atlantic Richfield Company............................................         284,400
        3,700  British Petroleum PLC (ADR)...........................................         395,438
        3,000  Burlington Resources Inc. ............................................         129,000
        2,400  Dresser Industries, Inc. .............................................          70,800
        2,400  Exxon Corp. ..........................................................         208,500
        2,200  Mobil Corp. ..........................................................         246,675
       11,900  Occidental Petroleum..................................................         294,525
        2,000  Oryx Energy Company...................................................          32,500
        6,700  Panenergy Corp. ......................................................         220,263
        3,200  Union Pacific Resources Group.........................................          85,600
        3,700  Unocal Corp. .........................................................         124,875
        9,400  USX-Marathon Group....................................................         189,175
                                                                                       --------------
               Total Oil and Gas.....................................................       2,496,251       14.55%
                                                                                       --------------
               Paper and Forest Products
        4,200  Champion International................................................         175,350
        2,500  International Paper Company...........................................          92,187
                                                                                       --------------
               Total Paper and Forest Products.......................................         267,537        1.56%
                                                                                       --------------
               Pharmaceuticals
        5,400  Bristol-Myers Squibb Company..........................................         486,000
        2,100  Pharmacia and Upjohn Inc. ............................................          93,188
                                                                                       --------------
               Total Pharmaceuticals.................................................         579,188        3.38%
                                                                                       --------------


                       See notes to financial statements.

                             Equity Value Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
   Shares                                                                                  Value       Net Assets
-------------                                                                          --------------  -----------
               Retail
        3,900  Dillard Department Stores.............................................  $      142,350
        4,200  Federated Department Stores (c).......................................         143,325
        4,000  May Department Stores.................................................         175,000
        2,300  Penney (JC) Company, Inc. ............................................         120,750
                                                                                       --------------
               Total Retail..........................................................         581,425        3.39%
                                                                                       --------------
               Telecommunications
       10,200  AT & T Corp. .........................................................         632,400
        3,700  GTE Corp. ............................................................         165,575
        5,900  MCI Communications Corp. .............................................         151,187
          200  NYNEX Corp. ..........................................................           9,500
        5,600  SBC Communications, Inc. .............................................         275,800
        9,600  Sprint Corp. .........................................................         403,200
       11,100  US West Media Group (c)...............................................         202,575
                                                                                       --------------
               Total Telecommunications..............................................       1,840,237       10.73%
                                                                                       --------------
               Tire and Rubber
        1,600  Goodyear Tire and Rubber Company......................................          77,200        0.45%
                                                                                       --------------
               Transportation: Rail
        3,300  CSX Corp. ............................................................         159,225
        2,000  Union Pacific Corp. ..................................................         139,750
                                                                                       --------------
               Total Transportation: Rail............................................         298,975        1.75%
                                                                                       --------------  -----------
               Total Common Stock (Cost $15,904,433).................................      15,828,138       92.25%
                                                                                       --------------  -----------
  Principal
--------------
                Repurchase Agreement
$    1,401,971  Repurchase Agreement with Investors bank & Trust, dated 06/28/96,
                  5.03%, proceeds at maturity $1,402,558, due 07/01/96
                  (Collateralized by Federal Home Loan Mortgage Corporation, 7.915%,
                  due 11/01/ 23 with a market value of $1,500,000) (Cost
                $1,402,167).........................................................       1,402,167        8.17%
                                                                                      --------------  -----------
                Total Investments (Cost $17,306,600)................................      17,230,305      100.42%
                Liabilities in excess of Assets.....................................         (72,233)      (0.42)%
                                                                                      --------------  -----------
                Net Assets..........................................................  $   17,158,072      100.00%
                                                                                      --------------  -----------
                                                                                      --------------  -----------

       The aggregate cost of securities for Federal Income tax purposes at June 30,
          1996 is $17,306,600.
       The following amount is based on costs for Federal Income tax purposes:
                Gross unrealized appreciation.......................................  $      388,500
                Gross unrealized depreciation.......................................        (464,795)
                                                                                      --------------
                Net unrealized depreciation.........................................  $      (76,295)
                                                                                      --------------
                                                                                      --------------


---------------
(c) Non-income producing security

                       See notes to financial statements.

                          Growth and Income Portfolio
                            Portfolio of Investments
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
--------------                                                                       ----------------  -----------
                Short Term Obligations
                Commercial Paper
$    1,500,000  AT&T Capital Corp., 5.495%, 10/17/96 (d)...........................  $      1,500,225
                                                                                     ----------------
                Time Deposits
     2,097,800  Bank of Boston (Nassau), 5.725%, 07/01/96 (d)......................         2,098,114
                                                                                     ----------------
                     Total Short Term Obligations (Cost $3,598,339)................         3,598,339        1.89%
                                                                                     ----------------  -----------
    Shares
--------------
                Common Stock
                Aerospace
        50,100  Boeing Company.....................................................         4,364,963
        22,500  Textron Inc........................................................         1,797,188
        15,600  United Technologies................................................         1,794,000
                                                                                     ----------------
                     Total Aerospace...............................................         7,956,151        4.18%
                                                                                     ----------------
                Apparel
        18,100  Gucci Group........................................................         1,167,450        0.61%
                                                                                     ----------------
                Automobiles
        25,400  General Motors Corp................................................         1,527,175        0.80%
                                                                                     ----------------
                Banks
        45,200  Bank of Boston Corp................................................         2,237,400
        38,600  BankAmerica Corp...................................................         2,923,950
        39,200  Chase Manhattan Corp...............................................         2,768,500
        56,700  Citicorp...........................................................         4,684,837
        33,700  Nationsbank Corp...................................................         2,784,462
                                                                                     ----------------
                     Total Banks...................................................        15,399,149        8.08%
                                                                                     ----------------
                Chemicals
        38,100  Du Pont (E.I.) De Nemours..........................................         3,014,662
       119,500  Monsanto Company...................................................         3,883,750
        48,000  Praxair Inc........................................................         2,028,000
                                                                                     ----------------
                     Total Chemicals...............................................         8,926,412        4.69%
                                                                                     ----------------
                Computers and Office Equipment
        73,700  Cisco Systems Inc..................................................         4,173,262
        36,900  Hewlett Packard....................................................         3,676,162
        52,700  Honeywell..........................................................         2,872,150
        30,600  Intel Corp.........................................................         2,247,187
                                                                                     ----------------
                     Total Computers and Office Equipment..........................        12,968,761        6.81%
                                                                                     ----------------
                Computer Software and Services
        33,100  Cadence Design Systems, Inc........................................         1,117,125
        43,800  Computer Associates International, Inc.............................         3,120,750
        23,700  Computer Sciences Corp. (c)........................................         1,771,575
        42,400  Electronic Data Systems Corp.......................................         2,279,000
        36,200  Microsoft Corp. (c)................................................         4,348,525
        55,100  Parametric Technology Corp.........................................         2,389,963
        34,700  Peoplesoft.........................................................         2,472,375
                                                                                     ----------------
                     Total Computer Software and Services..........................        17,499,313        9.19%
                                                                                     ----------------


                       See notes to financial statements.

                          Growth and Income Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
    Shares                                                                                Value        Net Assets
--------------                                                                       ----------------  -----------
                Construction
        48,200  Case Corporation...................................................  $      2,313,600
        34,700  Caterpiller Tractor Inc............................................         2,350,925
        51,200  Halliburton Company................................................         2,841,600
                                                                                     ----------------
                     Total Construction............................................         7,506,125        3.94%
                                                                                     ----------------
                Consumer Goods and Services
         9,300  Clorox Company.....................................................           824,212
        36,100  Eastman Kodak Company..............................................         2,806,775
        33,800  Nike Inc...........................................................         3,472,950
        19,600  Sherwin Williams Company...........................................           911,400
                                                                                     ----------------
                     Total Consumer Goods and Services.............................         8,015,337        4.21%
                                                                                     ----------------
                Finance
        36,800  First Data Corp....................................................         3,169,075
        23,700  Franklin Resources Inc.............................................         1,445,700
        26,600  J.P. Morgan & Company Inc..........................................         2,251,025
        77,050  MBNA Corp..........................................................         2,195,925
                                                                                     ----------------
                     Total Finance.................................................         9,061,725        4.76%
                                                                                     ----------------
                Food and Beverage
       135,500  Pepsico Inc........................................................         4,793,313        2.52%
                                                                                     ----------------
                Insurance
        21,375  American International Group.......................................         2,108,109
        60,150  Travelers Inc......................................................         2,744,344
                                                                                     ----------------
                     Total Insurance...............................................         4,852,453        2.55%
                                                                                     ----------------
                Leisure and Recreation
        45,300  Harrah's Entertainment Inc.........................................         1,279,725
        26,100  Marriott International Inc.........................................         1,402,875
        33,500  Mirage Resorts Inc. (c)............................................         1,809,000
                                                                                     ----------------
                     Total Leisure and Recreation..................................         4,491,600        2.36%
                                                                                     ----------------
                Media
        25,500  Gannett Company Inc................................................         1,804,125
        44,600  Liberty Media Group, (c)...........................................         1,181,900
        39,418  Walt Disney Company................................................         2,478,407
                                                                                     ----------------
                     Total Media...................................................         5,464,432        2.87%
                                                                                     ----------------
                Medical and Other Health Services
        26,200  Becton Dickinson & Company.........................................         2,102,550
        31,500  HBO & Company......................................................         2,134,125
        30,000  Medtronic Inc......................................................         1,680,000
        32,800  Service Corp International.........................................         1,886,000
        18,800  US Robotics Corp...................................................         1,607,400
                                                                                     ----------------
                     Total Medical and Other Health Services.......................         9,410,075        4.94%
                                                                                     ----------------
                Metals and Mining
        43,300  Freeport McMoran Resources.........................................         1,293,588        0.68%
                                                                                     ----------------


                       See notes to financial statements.

                          Growth and Income Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
    Shares                                                                                Value        Net Assets
--------------                                                                       ----------------  -----------
                Oil and Gas
        20,700  British Petroleum PLC (ADR)........................................  $      2,212,313
        37,100  Enron..............................................................         1,516,463
        22,200  Schlumberger Ltd...................................................         1,870,350
        42,200  Sonat Inc..........................................................         1,899,000
                                                                                     ----------------
                     Total Oil and Gas.............................................         7,498,126        3.93%
                                                                                     ----------------
                Pharmaceuticals
        28,200  Amgen Inc..........................................................         1,522,800
        35,100  Eli Lilly & Company................................................         2,281,500
        77,300  Johnson & Johnson..................................................         3,826,350
        38,200  Pfizer Inc.........................................................         2,726,525
        79,700  Pharmacia & Upjohn Inc.............................................         3,536,688
        31,900  Warner Lambert Company.............................................         1,754,500
                                                                                     ----------------
                     Total Pharmaceuticals.........................................        15,648,363        8.21%
                                                                                     ----------------
                Retail
        25,300  Dayton-Hudson Corp.................................................         2,609,062
        62,900  Federated Department Stores (c)....................................         2,146,462
        38,900  Home Depot.........................................................         2,100,600
        59,400  Officemax Inc......................................................         1,418,175
        58,600  Safeway Inc. (a)...................................................         1,933,800
        90,400  Sears Roebuck & Company............................................         4,395,700
        32,000  TJX Cos Inc........................................................         1,080,000
        49,600  Walgreen Company...................................................         1,661,600
                                                                                     ----------------
                     Total Retail..................................................        17,345,399        9.10%
                                                                                     ----------------
                Telecommunications
        30,900  Ascend Communications Inc..........................................         1,738,125
        27,000  Cascade Communications Corp. (a)...................................         1,836,000
        25,500  Tellabs Inc. (c)...................................................         1,705,313
                                                                                     ----------------
                     Total Telecommunications......................................         5,279,438        2.77%
                                                                                     ----------------
                Tobacco
        33,700  Philip Morris Company Inc..........................................         3,504,800        1.84%
                                                                                     ----------------
                Transportation: Rail
        23,800  Burlington Northern Sante Fe.......................................         1,924,825        1.01%
                                                                                     ----------------
                Utilities: Telephone
        57,500  GTE Corp...........................................................         2,573,125
       100,400  MCI Communications Corp............................................         2,572,750
                                                                                     ----------------
                     Total Utilities: Telephone....................................         5,145,875        2.70%
                                                                                     ----------------  -----------
                     Total Common Stock (Cost $158,216,519)........................       176,679,885       92.75%
                                                                                     ----------------  -----------


                       See notes to financial statements.

                          Growth and Income Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                     Percent of
  Principal                                                                             Value        Net Assets
--------------                                                                     ----------------  -----------
                Repurchase Agreement
$    3,720,965  Repurchase Agreement with Investors Bank & Trust, dated 06/28/96,
                  5.03%, proceeds at maturity $3,722,525, due 07/01/96
                  (Collateralized by
                  Federal National Mortgage Association, 7.50%,
                  due 02/01/10 with a market value of $4,000,000)
                  (Cost $3,721,485)..............................................  $      3,721,485
    11,700,000  Repurchase Agreement with Morgan Stanley, dated 06/28/96, 4.95%, proceeds at maturity $11,704,826, due 07/01/96 (Collateralized by US Treasury Note, 8.00%, due 02/15/19 with a market value of
                   $12,105,268) (Cost $11,701,609)...............................        11,701,609
                                                                                   ----------------
                     Total Repurchase Agreement (Cost $15,423,094)...............        15,423,094        8.10%
                                                                                   ----------------  -----------

                     Total Investments (Cost $177,237,952).......................       195,701,318      102.74%
                     Liabilities in excess of Assets.............................        (5,224,955)      (2.74)%
                                                                                   ----------------  -----------
                     Net Assets..................................................  $    190,476,363      100.00%
                                                                                   ----------------  -----------
                                                                                   ----------------  -----------

       The aggregate cost of securities for Federal Income tax purposes at June
           30, 1996 is $177,237,952.
       The following amount is based on costs for Federal Income tax purposes:
                     Gross unrealized appreciation...............................  $     19,628,086
                     Gross unrealized depreciation...............................        (1,164,720)
                                                                                   ----------------
                     Net unrealized appreciation.................................  $     18,463,366
                                                                                   ----------------
                                                                                   ----------------


---------------
      (a)  All or part of this security is on loan
      (c)  Non-income producing security
      (d)  Collateral for securities on loan


                       See notes to financial statements.

                            Equity Growth Portfolio
                            Portfolio of Investments
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
--------------                                                                       ----------------  -----------
                Short Term Obligations
                Commercial Paper
$    6,000,000  AT&T Capital Corp., 5.495%, 10/17/96 (d)...........................  $      6,001,246
     1,000,000  Republic New York Securities Corp., 5.775%,
                  11/08/96 (d).....................................................         1,000,207
                                                                                     ----------------
                     Total Commercial Paper........................................         7,001,453        2.66%
                                                                                     ----------------
                Time Deposits
    14,338,735  Bank of Boston (Nassau), 5.725%, 07/01/96 (d)......................        14,341,742
       500,000  First Union National Bank of North Carolina (Nassau), 5.375%,
                07/01/96 (d).......................................................           500,104
                                                                                     ----------------
                     Total Time Deposits...........................................        14,841,816        5.64%
                                                                                     ----------------  -----------
                     Total Short Term Obligations (Cost $21,843,269)...............        21,843,269        8.30%
                                                                                     ----------------  -----------
                Corporate Bonds and Notes
                Medical and Other Health Services
     2,099,000  Phycor Inc., 4.50%, 02/15/03.......................................         2,419,098        0.92%
                                                                                     ----------------  -----------
                     Total Corporate Bonds and Notes (Cost $2,128,829).............         2,419,098        0.92%
                                                                                     ----------------  -----------
                Common Stock
                Computer and Office Equipment
        50,400  Hewlett-Packard Inc................................................         5,021,100        1.91%
                                                                                     ----------------
                Computer Software and Services
        43,900  Computer Sciences Corp. (c)........................................         3,281,525
       101,900  Intuit Inc.........................................................         4,814,775
        68,700  Microsoft Corp. (c)................................................         8,252,588
        86,700  Netscape Communications Corp. (a)..................................         5,397,075
       217,875  Oracle Systems Corp................................................         8,592,445
        71,300  Peoplesoft Inc.....................................................         5,080,125
        57,400  UUNET Technologies (c).............................................         3,802,750
                                                                                     ----------------
                     Total Computer Software and Services..........................        39,221,283       14.91%
                                                                                     ----------------
                Consumer Goods and Services
        73,250  CUC International Inc..............................................         2,600,375
       242,100  Lowes Co's Inc.....................................................         8,745,862
                                                                                     ----------------
                     Total Consumer Goods and Services.............................        11,346,237        4.31%
                                                                                     ----------------
                Finance
        36,300  First Data Corp....................................................         2,890,387        1.10%
                                                                                     ----------------
                Food and Beverage
       193,300  Boston Chicken Inc. (a) (c)........................................         6,282,250
       366,100  Starbucks Corp.....................................................        10,342,325
                                                                                     ----------------
                     Total Food and Beverage.......................................        16,624,575        6.32%
                                                                                     ----------------
                Investments
    10,000,000  Janus Institutional Money Market Fund (d)..........................        10,000,000        3.80%
                                                                                     ----------------


                       See notes to financial statements.

                            Equity Growth Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
    Shares                                                                                Value        Net Assets
--------------                                                                       ----------------  -----------
                Medical & Other Health Services
       125,800  Biogen Inc.........................................................  $      6,903,275
       142,000  Boston Scientific Corp. (a) (c)....................................         6,390,000
        98,600  Genzyme Corp. (c)..................................................         4,954,650
        99,800  HBO & Co...........................................................         6,761,450
        45,700  Medtronic Inc......................................................         2,559,200
       110,400  Oxford Health Plans................................................         4,540,200
        25,950  Phycor Inc.........................................................           986,100
        77,400  United Healthcare Corp.............................................         3,908,700
                                                                                     ----------------
                     Total Medical & Other Health Services.........................        37,003,575       14.07%
                                                                                     ----------------
                Oil and Gas
        79,200  Baker Hughes Inc...................................................         2,603,700
        29,200  Schlumberger Ltd...................................................         2,460,100
        80,800  Smith International................................................         2,434,100
                                                                                     ----------------
                     Total Oil and Gas.............................................         7,497,900        2.85%
                                                                                     ----------------
                Pharmaceuticals
       116,300  Eli Lilly & Company................................................         7,559,500
       110,300  Merck & Co. Inc....................................................         7,128,137
                                                                                     ----------------
                     Total Pharmaceuticals.........................................        14,687,637        5.58%
                                                                                     ----------------
                Retail
       222,900  Autozone Inc. (c)..................................................         7,745,775
        84,798  Home Depot.........................................................         9,979,092
        72,300  Kohls Corporation..................................................         2,647,987
       161,650  Petsmart Inc. (c)..................................................         7,718,788
       192,750  Officemax Inc......................................................         4,601,906
       406,143  Staples Inc. (a)...................................................         7,919,789
                                                                                     ----------------
                     Total Retail..................................................        40,613,337       15.44%
                                                                                     ----------------
                Telecommunications
       117,700  3 Com Corp.........................................................         5,384,775
       223,700  Airtouch Communications Inc. (c)...................................         6,319,525
       147,000  Cascade Communications Corp. (a)...................................         9,996,000
       140,600  Cisco Systems Inc..................................................         7,961,475
        77,600  LCI International Inc. (a).........................................         2,434,700
       122,000  MFS Communications Co. Inc. (a)....................................         4,590,250
       171,300  Paging Network Inc.................................................         4,111,200
       124,600  Tellabs Inc. (c)...................................................         8,332,625
        86,200  US Robotics Corporation............................................         7,370,100
       186,500  Worldcom Inc. (c)..................................................        10,327,438
                                                                                     ----------------
                     Total Telecommunications......................................        66,828,088       25.41%
                                                                                     ----------------  -----------
                     Total Common Stock (Cost $191,370,009)........................       251,734,119       95.70%
                                                                                     ----------------  -----------


                       See notes to financial statements.

                            Equity Growth Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
--------------                                                                       ----------------  -----------
                Repurchase Agreement
$   18,825,413  Repurchase Agreement with Investors Bank & Trust, dated 06/28/96,
                  5.03%, proceeds at maturity $18,833,304, due 07/01/96
                  (Collateralized by Federal National Mortgage Association, 7.00%,
                  due 02/20/96 with a market value of $9,300,000, Federal National
                  Mortgage Association, 5.73%, due 02/01/26 with a market value of
                  $4,200,000, Government National Mortgage Association, 7.50%, due
                  05/20/25 with a market value of $4,500,000, and Governement
                  National Mortgage Association, 7.00%, due 04/01/09 with a market value of $1,500,000, for a total market value of $19,500,000)
                  (Cost $18,828,043)...............................................  $     18,828,043        7.16%
                                                                                     ----------------  -----------

                     Total Investments (Cost $234,170,150).........................       294,824,529      112.08%
                     Liabilities in excess of Assets...............................       (31,782,785)     (12.08)%
                                                                                     ----------------  -----------
                     Net Assets....................................................  $    263,041,744      100.00%
                                                                                     ----------------  -----------
                                                                                     ----------------  -----------

       The aggregate cost of securities for Federal Income tax purposes at June
           30, 1996 is $234,170,150.
       The following amount is based on costs for Federal Income tax purposes:
                Gross unrealized appreciation......................................  $     62,006,226
                Gross unrealized depreciation......................................        (1,351,847)
                                                                                     ----------------
                Net unrealized appreciation........................................  $     60,654,379
                                                                                     ----------------
                                                                                     ----------------


---------------
      (d)  Collateral for securities on loan


                       See notes to financial statements.

                            Special Equity Portfolio
                            Portfolio of Investments
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
--------------                                                                       ----------------  -----------
                Short Term Obligations
                Commercial Paper
$    6,500,000  AT&T Capital Corp., 5.495%,
                  10/17/96 (d).....................................................  $      6,501,460        1.47%
                Time Deposits
    16,500,946  Bank of Boston (Nassau), 5.725%,
                  07/01/96 (d).....................................................        16,504,654        3.73%
                                                                                     ----------------  -----------
                     Total Short Term Obligations (Cost $23,006,114)...............        23,006,114        5.20%
                                                                                     ----------------  -----------
    Shares
--------------
                Common Stock
                Advertising
        51,050  Ha-Lo Industries Inc...............................................         1,327,300        0.30%
                                                                                     ----------------
                Aeropace
       144,600  AAR Corp...........................................................         2,946,225        0.67%
                                                                                     ----------------
                Automotive Products
        10,000  Armor All Products Corp............................................           148,750
        35,600  Autozone Inc. (c)..................................................         1,237,100
        24,300  Wolverine Tube Inc. (c)............................................           850,500
                                                                                     ----------------
                     Total Automotive Products.....................................         2,236,350        0.51%
                                                                                     ----------------
                Banks
       114,000  American Federal Bank..............................................         1,909,500
        60,788  Banc One Corp......................................................         2,066,792
        63,873  First Republic Bancorp Inc. (c)....................................           982,047
       103,000  First Saving Bank of Washington....................................         1,609,375
        87,500  Norwalk Savings Society............................................         1,903,125
       110,000  Peoples Bank Bridgeport............................................         2,447,500
       140,000  Roosevelt Financial Group Inc......................................         2,695,000
        60,000  Washington Mutual Inc. (a).........................................         1,792,500
                                                                                     ----------------
                     Total Banks...................................................        15,405,839        3.48%
                                                                                     ----------------
                Business Services
       191,300  Accustaff Inc......................................................         5,212,925
        37,100  Alternative Resources Corp. (c)....................................         1,363,425
        35,800  Career Horizons Inc................................................         1,253,000
        41,900  Iron Mountain Inc. (c).............................................           879,900
        51,600  Manpower Inc.......................................................         2,025,300
        67,275  McAfee Associates Inc..............................................         3,296,475
                                                                                     ----------------
                     Total Business Services.......................................        14,031,025        3.17%
                                                                                     ----------------
                Chemicals
        13,400  Monsanto Company...................................................           435,500
        63,877  TETRA Tech Inc.....................................................         1,277,539
                                                                                     ----------------
                     Total Chemicals...............................................         1,713,039        0.39%
                                                                                     ----------------


                       See notes to financial statements.

                            Special Equity Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)


                                                                                                       Percent of
    Shares                                                                                Value        Net Assets
--------------                                                                       ----------------  -----------
                Commercial Services
        14,500  Greenwich Air Services.............................................  $        268,250
        80,000  Protection One Inc. (c)............................................         1,310,000
                                                                                     ----------------
                     Total Commerical Services.....................................         1,578,250        0.36%
                                                                                     ----------------
                Computers and Office Equipment
       111,300  3 Com Corp.........................................................         5,091,975
        33,100  Acxiom Corp........................................................         1,129,538
        52,800  American Business Information......................................           963,600
        70,000  Amplicon Inc.......................................................         1,172,500
        14,500  Cabletron Systems Inc..............................................           995,063
        68,000  Ciber Inc..........................................................         1,496,000
       133,600  Cisco Systems Inc..................................................         7,565,100
        90,000  Converse Technology Inc. (a) (c)...................................         2,745,000
        51,325  Concord EFS Inc....................................................         1,822,038
        44,500  Electronics for Imaging............................................         3,087,188
        24,600  Fair Issac & Company Inc...........................................         1,088,550
        87,300  May & Speh Inc. (c)................................................         1,374,975
        11,100  Medic Computer Systems Inc. (c)....................................           900,488
        31,400  National Data Corp.................................................         1,075,450
        35,500  Pomeroy Computer Resources (c).....................................           532,500
        22,000  Renaissance Solutions Inc. (c).....................................           624,250
        52,300  Stratacom Inc......................................................         2,941,875
        23,000  Summit Care Corp. (c)..............................................           506,000
        67,700  US Office Products Company (a) (c).................................         2,843,400
        12,200  Wind River Systems.................................................           420,900
        32,600  Zebra Technologies Corp............................................           578,650
                                                                                     ----------------
                     Total Computers and Office Equipment..........................        38,955,040        8.81%
                                                                                     ----------------
                Computer Software and Services
        20,600  Aspen Technologies, Inc. (c).......................................         1,133,000
        49,600  Astea International Inc............................................         1,202,800
        20,000  Computer Associates International, Inc.............................         1,425,000
        35,000  Computer Horizons Corp.............................................         1,382,500
         4,900  Cytyc Corporation (c)..............................................           126,788
        31,900  Dialogic Corp. (c).................................................         1,902,038
        23,900  INSO Corp. (a).....................................................         1,251,763
        42,100  Integrated Systems Inc.............................................         1,686,631
        45,500  JDA Software Group Inc. (c)........................................           938,438
        44,500  Macromedia Inc.....................................................           973,438
        24,200  MDL Information Systems Inc. (c)...................................           719,950
        38,800  Metromail Corp. (c)................................................           868,150
        17,800  Netscape Communications Corp. (a)..................................         1,108,050
        64,600  Newbridge Network Corp. (c)........................................         4,231,300
        89,100  Parametric Technology Corp.........................................         3,864,713
        41,600  Peoplesoft.........................................................         2,964,000
        26,500  Project Software & Development.....................................         1,242,188


                       See notes to financial statements.

                            Special Equity Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
    Shares                                                                                Value        Net Assets
--------------                                                                       ----------------  -----------
                Computer Software and Services--(cont'd)
        26,400  Pure Software Inc. (c).............................................  $        897,600
        27,300  Rational Software Corp. (c)........................................         1,467,375
         7,900  Sapient Corporation (c)............................................           333,775
        58,800  Scopus Technology Inc. (c).........................................           911,400
        64,400  Sterling Software (c)..............................................         4,958,800
        48,150  TCSI Corporation...................................................         1,161,619
        28,300  Veritas Software Corp. (c).........................................         1,216,900
        26,400  Visio Corp. (c)....................................................           950,400
                                                                                     ----------------
                     Total Computer Software and Services..........................        38,918,616        8.80%
                                                                                     ----------------
                Construction
       123,300  Daniel Industries..................................................         1,787,850
        18,300  Fibreboard Corp. (c)...............................................           505,538
                                                                                     ----------------
                     Total Construction............................................         2,293,388        0.52%
                                                                                     ----------------
                Consumer Goods and Services
        35,600  CUC International Inc..............................................         1,263,800
        69,000  Parlux Fragrances Inc..............................................           698,625
        22,800  USA Detergents Inc.................................................           909,150
                                                                                     ----------------
                     Total Consumer Goods and Services.............................         2,871,575        0.65%
                                                                                     ----------------
                Education
        48,000  Alrenco Inc. (c)...................................................           864,000
        40,038  Apple South Inc....................................................         1,071,003
       186,750  ITT Educational Services Inc.......................................         5,392,406
       152,500  Kinder Care Learning Centers (c)...................................         2,344,688
        31,500  Landauer Inc.......................................................           665,438
       485,800  National Education Corp. (c).......................................         6,922,650
        47,000  Sylvan Inc. (c)....................................................           628,625
                                                                                     ----------------
                     Total Education...............................................        17,888,810        4.05%
                                                                                     ----------------
                Electrical Equipment
        33,600  California Amplifier, Inc..........................................           772,800
       144,900  Cambridge Tech Partners Inc........................................         4,419,450
        38,500  Etec Systems Inc. (c)..............................................           856,625
                                                                                     ----------------
                     Total Electrical Equipment....................................         6,048,875        1.37%
                                                                                     ----------------
                Electronics
       100,300  Alpha Industries Inc. (c)..........................................           890,163
        24,500  Analog Devices Inc.................................................           624,750
        54,100  Charter Power Systems..............................................         1,879,975
        67,500  Electro Rent Corp..................................................         1,670,625
        50,000  Gentex Corp........................................................           975,000
        93,400  ILC Technology Inc. (c)............................................         1,085,775
        86,900  Input/Output Inc...................................................         2,813,388
        49,030  Richardson Electronics.............................................           465,785
        44,200  SDL Inc ...........................................................         1,226,550


                       See notes to financial statements.

                            Special Equity Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
    Shares                                                                                Value        Net Assets
--------------                                                                       ----------------  -----------
                Electronics--(cont'd)
       279,300  Sensormatic Electronics Corp. (a)..................................  $      4,573,538
        62,600  Sterling Electronics...............................................           845,100
        29,800  Uniphase Corp......................................................         1,057,900
                                                                                     ----------------
                     Total Electronics.............................................        18,108,549        4.10%
                                                                                     ----------------
                Engineering
         7,200  Fluke Corporation..................................................           290,700
       106,500  URS Corp. (c)......................................................           838,688
                                                                                     ----------------
                     Total Engineering.............................................         1,129,388        0.26%
                                                                                     ----------------
                Environmental Management
        30,800  ABM Industries Inc.................................................         1,205,050
        15,700  BHA Group, Inc.....................................................           208,025
        44,500  National Sanitary Supply...........................................           589,625
        23,900  Roto Rooter Inc....................................................           824,550
        21,500  Sanifill Inc. (c)..................................................         1,058,875
        20,000  Superior Services Inc. (c).........................................           340,000
        48,500  US Filter Corp. (a) (c)............................................         1,685,375
       129,600  United Waste Systems Inc. (a)......................................         4,179,600
                                                                                     ----------------
                     Total Environmental Management................................        10,091,100        2.28%
                                                                                     ----------------
                Finance
        63,500  AT&T Capital Corp..................................................         2,778,125
        64,392  Allied Capital Lending Co..........................................           845,145
       109,600  Cash American Investments Inc......................................           712,400
       101,400  Charter One Finance Inc............................................         3,536,325
        50,700  Contifinancial Corporation (c).....................................         1,495,650
       316,950  Home Financial Corp................................................         4,120,350
        95,200  Phoenix Duff & Phelps Corp.........................................           714,000
        47,800  RFS Hotel Investors Inc............................................           740,900
        77,000  The Money Store Inc................................................         1,703,625
                                                                                     ----------------
                     Total Finance.................................................        16,646,520        3.77%
                                                                                     ----------------
                Food and Beverage
        24,000  Dairymart Coven Stores Class A (c).................................           141,000
        15,200  Glacier Water Services Inc. (c)....................................           298,300
        29,100  Landry's Seafood Restaurants (c)...................................           720,225
        32,300  Midwest Grain Products Inc.........................................           419,900
         8,900  Pete's Brewing Company.............................................           133,500
       238,300  Ruby Tuesday Inc...................................................         5,391,538
                                                                                     ----------------
                     Total Food and Beverage.......................................         7,104,463        1.61%
                                                                                     ----------------
                Insurance
       101,200  American Travellers Corp...........................................         2,327,600
        62,200  HCC Insurance Holding Inc..........................................         1,399,500
        40,500  Intercargo Inc.....................................................           349,313


                       See notes to financial statements.

                            Special Equity Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
    Shares                                                                                Value        Net Assets
--------------                                                                       ----------------  -----------
                Insurance--(cont'd)
        38,600  National Western Life Insurance Class A (c)........................  $      2,576,550
        47,600  Western National Corp..............................................           874,650
       208,800  Willis Corroon Group (ADR).........................................         2,479,500
                                                                                     ----------------
                     Total Insurance...............................................        10,007,113        2.26%
                                                                                     ----------------
                Investments
     8,000,000  Janus Institutional Money Market Fund (d)..........................         8,000,000        1.81%
                                                                                     ----------------
                Leisure and Recreation
        37,900  Harrah's Entertainment Inc.........................................         1,070,675
        59,300  Harveys Casinos Resorts............................................         1,260,125
        15,600  HFS Inc............................................................         1,092,000
        20,000  International Game Technology......................................           337,500
        15,000  Nimbus CD International Inc. (c)...................................           196,875
        12,200  Sun International Hotels Ltd.......................................           591,700
        19,100  West Marine Inc. (c)...............................................         1,365,650
                                                                                     ----------------
                     Total Leisure and Recreation..................................         5,914,525        1.34%
                                                                                     ----------------
                Manufacturing
        16,600  Astec Industries (c)...............................................           153,550
        54,000  Chase Brass Industries Inc. (c)....................................         1,005,750
         6,700  Delta & Pine Land Co...............................................           283,075
        44,700  DT Industries Inc..................................................           815,775
       139,800  Lydall Inc. (c)....................................................         3,075,600
        39,800  NN Ball & Roller Inc...............................................           825,850
        24,200  Scotsman Industries Inc............................................           487,025
        20,550  Watsco Inc.........................................................           431,550
                                                                                     ----------------
                     Total Manufacturing...........................................         7,078,175        1.60%
                                                                                     ----------------
                Media
        21,400  Comcast UK Cable Partners (c)......................................           272,850
        48,900  Granite Broadcasting Corp. (a) (c).................................           632,644
        73,500  Houghton Mifflin Company...........................................         3,656,625
        14,650  Jack Henry & Associates............................................           498,100
        83,300  Jones Intercable Inc. Class A (c)..................................         1,114,138
       103,000  Osborn Communications (c)..........................................         1,133,000
       281,300  Steck Vaughn Publishing Corp. (c)..................................         3,516,250
                                                                                     ----------------
                     Total Media...................................................        10,823,607        2.45%
                                                                                     ----------------
                Medical and Other Health Services
        72,400  Advocat Inc. (c)...................................................           687,800
        40,000  Chemed Corp........................................................         1,495,000
        26,500  Coherent Inc. (c)..................................................         1,378,000
        21,500  Community Care Of America (c)......................................           258,000
        28,300  Conmed Corporation.................................................           753,488
        28,900  Genzyme Corp. (c)..................................................         1,452,225
        28,000  Gulf South Medical Supply Inc. (c).................................         1,092,000


                       See notes to financial statements.

                            Special Equity Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
    Shares                                                                                Value        Net Assets
--------------                                                                       ----------------  -----------
                Medical and Other Health Services--(cont'd)
        16,700  HBO & Company......................................................  $      1,131,425
        20,100  Healthsource Inc...................................................           351,750
        23,600  Hologic Inc........................................................         1,044,300
        50,800  Lifeline Systems Inc. (c)..........................................           679,450
        35,500  Living Centers of America (c)......................................         1,220,313
        21,700  Lunar Corp.........................................................           748,650
        41,300  National Computer System Inc.......................................           882,788
         8,900  Neuromedical Systems Inc. (a) (c)..................................           133,500
        63,200  Omnicare Inc. (a)..................................................         1,674,800
        46,100  Ornda Healthcorp (c)...............................................         1,106,400
        35,800  Orthodontic Centers Of Amererica...................................           948,700
       265,000  Owens & Minor Holding Co...........................................         3,080,625
        22,300  Oxford Health Plans (c)............................................           917,088
        39,300  Oxford Resources Corp. Class A.....................................           913,725
        76,400  Physician Reliance (a).............................................         1,699,900
        56,200  Physician Sales & Service..........................................         1,362,850
        37,900  Physicians Resource Group Inc. (c).................................         1,264,913
        21,500  Quintiles Transnational Corp.......................................         1,413,625
        34,600  Quorum Health Group Inc. (c).......................................           912,575
        89,300  Renal Treatment Centers Inc........................................         2,567,375
        54,600  Retirement Care Associates.........................................           600,600
       102,600  Unilab Corporation (c).............................................           160,313
       194,400  Universal Health Services Class B (a)..............................         5,078,700
                                                                                     ----------------
                     Total Medical and Other Health Services.......................        37,010,878        8.37%
                                                                                     ----------------
                Metals and Mining
        24,500  Furon Company......................................................           606,375
        85,000  Rogers Corp........................................................         2,114,375
                                                                                     ----------------
                     Total Metals and Mining.......................................         2,720,750        0.62%
                                                                                     ----------------
                Oil & Gas
        87,900  Berry Petroleum Class A............................................           999,863
        16,700  Chesapeake Energy Corp. (a)........................................         1,500,913
        34,000  Pride Petroleum Services Inc. (c)..................................           484,500
        88,900  Tosco Corp.........................................................         4,467,225
        46,400  World Fuel Services Corp...........................................           841,000
                                                                                     ----------------
                     Total Oil & Gas...............................................         8,293,501        1.88%
                                                                                     ----------------
                Pharmaceuticals
        28,900  Dura Pharmaceuticals, Inc. (c).....................................         1,618,400
        52,200  Vitalink Pharmacy Services (c).....................................         1,213,650
                                                                                     ----------------
                     Total Pharmaceuticals.........................................         2,832,050        0.64%
                                                                                     ----------------
                Real Estate Investment Trust
       108,500  Allied Capital Commercial Corp.....................................         2,142,875
        78,500  Allied Capital Corp. (a)...........................................         1,079,375


                       See notes to financial statements.

                            Special Equity Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
    Shares                                                                                Value        Net Assets
--------------                                                                       ----------------  -----------
                Real Estate Investment Trust--(cont'd)
        99,900  Equity Inns Inc....................................................  $      1,148,850
        30,800  Health Care Property Invest Inc....................................         1,039,500
        19,900  Remedy Corp........................................................         1,452,700
        44,500  Roc Communities Inc................................................         1,062,438
        30,000  Sun Communities Inc................................................           806,250
                                                                                     ----------------
                     Total Real Estate Investment Trust............................         8,731,988        1.97%
                                                                                     ----------------
                Retail
        32,700  ACC Corp. (c)......................................................         1,590,038
        80,300  American Safety Razor Company (c)..................................           813,038
        61,000  Blyth Industries Inc...............................................         2,767,875
        74,700  Catherines Stores Corp. (c)........................................           737,663
        15,600  Chicago Minature Lamp Inc . (c)....................................           592,800
       111,200  Consolidated Stores Corp. (c)......................................         4,086,600
        75,100  Fred's Inc.........................................................           826,100
         8,600  Gadzooks Inc.......................................................           277,350
        14,500  Gucci Group........................................................           935,250
        40,400  Helen of Troy Ltd (c)..............................................         1,151,400
       175,000  MacFrugals Bargains Close-Outs (c).................................         3,106,250
       155,200  Michael Anthony Jewellers Inc. (c).................................           514,100
        11,100  Nautica Enterprises Inc............................................           319,125
        29,200  Pentech International Inc. (c).....................................            51,100
        52,100  Sunglass Hut Inc...................................................         1,269,938
        11,700  The Men's Wearhouse Inc............................................           377,325
        69,500  Tommy Hilfiger Corp. (c)...........................................         3,726,938
        52,600  Travel Ports of America (A)........................................           157,800
        15,600  Wet Seal Inc. (c)..................................................           371,475
                                                                                     ----------------
                     Total Retail..................................................        23,672,165        5.35%
                                                                                     ----------------
                Security Systems
       753,692  Automated Security Holdings (ADR) (c)..............................           847,904
        64,600  Qualcomm Inc. (c)..................................................         3,431,875
                                                                                     ----------------
                     Total Security Systems........................................         4,279,779        0.96%
                                                                                     ----------------
                Telecommunciations
        68,000  Aaron Rents Inc. Class B...........................................           858,500
         6,900  Adtran Inc. (c)....................................................           489,038
        44,600  Arch Communications Group Inc. (c).................................           830,675
        84,600  Ascend Communications Inc..........................................         4,758,750
        35,600  Aspect Telecommunications Corp. (a)................................         1,762,200
         6,275  Associated Group Inc. Class A (c)..................................           189,819
        25,675  Associated Group Inc. Class B (c)..................................           767,041
        55,550  Cable Design Technologies..........................................         1,819,263
        17,000  Cellular Communications of Puerto Rico (c).........................           552,500
        84,575  Centennial Cellular Corp. Class A (c)..............................         1,427,203


                       See notes to financial statements.

                            Special Equity Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
    Shares                                                                                Value        Net Assets
--------------                                                                       ----------------  -----------
                Telecommunciations--(cont'd)
        14,100  CommNet Cellular Inc. (c)..........................................  $        423,000
       121,600  Communications Central Inc. (c)....................................           942,400
        55,000  Davel Communications Group (c).....................................         1,086,250
        21,600  DSP Communications, Inc............................................         1,109,700
        17,000  E Z Communications Inc. (c)........................................           403,750
        29,100  Emmis Broadcasting Corp. Class A (c)...............................         1,455,000
        95,700  Glenayre Technologies, Inc.........................................         4,785,000
        23,200  Globalstar Telecommunication (c)...................................         1,026,600
        12,200  Intelcom Group Inc. (c)............................................           305,000
        64,300  Inter Tel Inc. (c).................................................         1,683,856
        11,100  ITT Corp. (c)......................................................           735,375
        53,400  Loral Space & Communications (c)...................................           727,575
        94,600  MFS Communications Company, Inc. (a)...............................         3,559,305
        23,700  Octel Communication................................................           468,075
        35,400  P-Com Inc..........................................................         1,115,100
        26,700  Pairgain Technologies Inc..........................................         1,655,400
        56,400  Picturetel Corp....................................................         2,220,750
       176,200  Pittston Services Group............................................         5,131,825
        64,000  Premisys Communications Inc........................................         3,904,000
        78,100  Pronet Inc. (c)....................................................           956,725
        23,400  Tellabs Inc. (c)...................................................         1,564,875
        25,900  Teltrend Inc. (c)..................................................         1,003,625
        29,600  Vanguard Cellular Systems Inc. (c).................................           643,800
        28,900  Westell Technologies Inc...........................................         1,134,325
                                                                                     ----------------
                     Total Telecommunications......................................        51,496,300       11.64%
                                                                                     ----------------
                Transportation
       104,200  Air Express International Corp. (a)................................         2,943,650
       215,000  Airborne Freight Corp..............................................         5,590,000
        42,100  Atlas Air Inc. (c).................................................         2,420,750
       105,700  Consolidated Freightways Inc.......................................         2,232,913
        65,374  Fritz Companies Inc................................................         2,108,312
        45,200  Global Directmail Corp. (c)........................................         1,785,400
       194,700  Harper Group Inc...................................................         3,796,650
       190,050  Pittston Burlington Group..........................................         4,109,831
        65,000  Sea Containers Ltd.................................................         1,235,000
                                                                                     ----------------
                     Total Transportation..........................................        26,222,506        5.92%
                                                                                     ----------------
                Veterinary Services
        33,400  Veterinary Centers of America (c)..................................           747,325        0.17%
                                                                                     ----------------  -----------
                     Total Common Stocks (Cost $332,993,074).......................       407,125,014       92.08%
                                                                                     ----------------  -----------
                Preferred Stock
                -------------------------------------------------------------------
                Telecommunications
         9,094  Cellular Communications Inc. (c)...................................  $        480,845        0.11%
                                                                                     ----------------  -----------
                Total Preferred Stock (Cost $425,145)..............................           480,845        0.11%
                                                                                     ----------------  -----------


                       See notes to financial statements.

                            Special Equity Portfolio
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
--------------                                                                       ----------------  -----------
                Repurchase Agreement
$   46,174,825  Repurchase Agreement with Morgan Stanley, dated
                  06/28/96, 4.95%, proceeds at maturity $46,193,872, due 07/01/96
                  (Collateralized by US Treasury Note, 8.00%, due 02/15/19 with a
                  market value of $7,336,807) (Cost $46,181,174)...................  $     46,181,174       10.45%
                                                                                     ----------------  -----------

                Total Investments (Cost $402,605,507)                                     476,793,147      107.84%
                Liabilities in Excess of Assets                                           (34,658,291)      (7.84)%
                                                                                     ----------------  -----------
                Net Assets.........................................................  $    442,134,856      100.00%
                                                                                     ----------------  -----------
                                                                                     ----------------  -----------

       The cost for Federal Income tax purposes at June 30, 1996 is $402,605,507.
       The following amount is based on costs for Federal Income tax purposes:
                Gross unrealized appreciation......................................  $     87,411,606
                Gross unrealized depreciation......................................       (13,223,966)
                                                                                     ----------------
                Net unrealized appreciation........................................  $     74,187,640
                                                                                     ----------------
                                                                                     ----------------


---------------
      (a)  All or part of this security is on loan
      (c)  Non--income producing securities
      (d)  Collateral for securities on loan.


                       See notes to financial statements.

                               Aggressive Equity
                            Portfolio of Investments
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
   Shares                                                                                  Value       Net Assets
-------------                                                                          --------------  -----------
               Common Stock

               Communications Equipment
        7,500  Andrew Corp...........................................................  $      403,125
       10,000  Ascend Communications Inc. ...........................................         562,500
        5,000  Cascade Communications Corp. .........................................         340,000
       10,000  Cisco Systems Inc. ...................................................         566,250
        7,500  Glenayre Technologies Inc. ...........................................         375,000
        6,000  Pairgain Technologies Inc. ...........................................         372,000
        7,500  Stanford Telecommunications (c).......................................         421,875
       10,000  Tellabs Inc. (c)......................................................         668,750
                                                                                       --------------
               Total Communications Equipment........................................       3,709,500       21.87%
                                                                                       --------------
               Computer and Office Equipment
        3,000  Ceridian Corp. .......................................................         151,500
        5,000  HNC Software Inc. ....................................................         231,250
        6,000  Intel Corp. ..........................................................         440,625
        5,000  Microsoft Corp. ......................................................         600,625
       10,000  P-Com Inc. ...........................................................         315,000
        7,500  Project Software and Development......................................         351,562
       15,800  Radisys Corp. ........................................................         537,200
       10,000  Software 2000 Inc. ...................................................         161,250
        7,500  Sun Microsystems Inc. ................................................         441,563
                                                                                       --------------
               Total Computer and Office Equipment...................................       3,230,575       19.04%
                                                                                       --------------
               Computer Software and Services
       10,000  Adaptec Inc. .........................................................         473,750
       10,000  Compuware Corp. ......................................................         392,500
        7,000  Electronics for Imaging...............................................         485,625
        7,500  McAfee Associates Inc. ...............................................         367,500
       10,000  Oracle Corp. .........................................................         394,375
        7,000  Peoplesoft............................................................         498,750
       10,000  Rational Software Corp. ..............................................         537,500
        6,000  Reynolds & Reynolds Inc. .............................................         319,500
        6,000  SunGard Data Systems..................................................         240,000
                                                                                       --------------
               Total Computer Software and Services..................................       3,709,500       21.87%
                                                                                       --------------
               Electrical Equipment
       20,000  Amati Communications Corp. ...........................................         397,500
       10,000  Fore Systems Inc. ....................................................         361,250
       10,000  Newbridge Network Corp. ..............................................         655,000
                                                                                       --------------
               Total Electrical Equipment............................................       1,413,750        8.34%
                                                                                       --------------
               Environmental Management
       10,000  United Waste Systems Inc. ............................................         322,500        1.90%
                                                                                       --------------
               Industrial and Commercial Machine Equipment
       15,000  Cognos Inc. ..........................................................         345,000
        6,000  Shiva Corp. ..........................................................         480,000
                                                                                       --------------
               Total Industrial and Commercial Machine Equipment.....................         825,000        4.86%
                                                                                       --------------

                               Aggressive Equity
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
   Shares                                                                                  Value       Net Assets
-------------                                                                          --------------  -----------
               Medical & Other Health Services
        5,000  Access Health Inc. ...................................................  $      236,250
       10,000  Galileo Electro Optics Corp. .........................................         240,000
        5,000  Guidant Corp. ........................................................         246,250
        7,500  HBO & Company.........................................................         508,125
        7,500  Jones Medical Industries Inc. ........................................         249,375
       10,000  Safeskin Corp. .......................................................         415,000
                                                                                       --------------
               Total Medical & Other Health Services.................................       1,895,000       11.17%
                                                                                       --------------
               Telecommunications
       10,000  Aspect Telecommunication Corp. .......................................         495,000
       15,000  DSP Communications Inc. ..............................................         770,625
       10,000  US Long Distance Corp. (c)............................................         355,000
                                                                                       --------------
               Total Telecommunications..............................................       1,620,625        9.55%
                                                                                       --------------  -----------
               Total Common Stock (Cost $15,290,049).................................      16,726,450       98.60%
                                                                                       --------------  -----------
  Principal
-------------
               Repurchase Agreement
$   5,242,436  Repurchase Agreement with Investors Bank & Trust, dated 06/28/96,
                 5.03%, proceeds at maturity $5,244,633, due 07/01/96 (Collateralized by Federal Home Loan Mortgage Corp, 7.604%, due 11/01/22 with a market value of $2,500,000, and Federal Home Loan Mortgage Corp,
                 7.877%, due 12/01/22 with a market value of $3,200,000, for a total market value of $5,700,000)
                 (Cost $5,243,168)...................................................       5,243,168       30.91%
                                                                                       --------------  -----------
               Total Investments (Cost $20,533,217)..................................      21,969,618      129.51%
               Liabilities in excess of Assets.......................................      (5,005,604)     (29.51)%
                                                                                       --------------  -----------
               Net Assets............................................................  $   16,964,014      100.00%
                                                                                       --------------  -----------
                                                                                       --------------  -----------

       The aggregate cost of securities for Federal Income tax purposes at June 30,
           1996 is $20,533,217.
       The following amount is based on costs for Federal Income tax purposes:
               Gross unrealized appreciation.........................................  $    1,575,483
               Gross unrealized depreciation.........................................        (139,082)
                                                                                       --------------
               Net unrealized appreciation...........................................  $    1,436,401
                                                                                       --------------
                                                                                       --------------


---------------
(c) Non-income producing security

                           High Yield Bond Portfolio
                            Portfolio of Investment
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
-------------                                                                        ----------------  -----------
               Corporate Bonds and Notes
               Aerospace
$     250,000  BE Aerospace, 9.75%, 03/01/03.......................................  $        255,000        2.35%
                                                                                     ----------------
               Building and Construction
      120,000  Toll Corp., 10.50%, 03/15/02........................................           124,200        1.15%
                                                                                     ----------------
               Chemicals
      140,000  General Chemical Inc., 9.25%, 08/15/03..............................           138,250        1.28%
                                                                                     ----------------
               Containers and Packages
      200,000  Container Corporation of America, 11.25%, 05/01/04..................           206,000
      100,000  Sea Containers, 9.50%, 07/01/03.....................................            99,750
      150,000  Stone Container Corp., 10.75%, 10/01/02.............................           151,500
                                                                                     ----------------
                    Total Containers and Packages..................................           457,250        4.22%
                                                                                     ----------------
               Finance
      250,000  Ferrellgas LP Financial Corp., 10.00%, 08/01/01.....................           258,125
      136,000  GI Holdings, 10/01/98 (f)...........................................           109,480
      130,000  GI Holdings, 10.00%, 02/15/06.......................................           126,750
      400,000  Mesa Operating, 11.625%, 07/01/06...................................           236,000
      100,000  Primark Corp., 8.75%, 10/15/00......................................            99,375
                                                                                     ----------------
                    Total Finance..................................................           829,730        7.66%
                                                                                     ----------------
               Food and Beverage
      100,000  Cott Corp., 9.375%, 07/01/05........................................            95,625
      150,000  Ralphs Grocery, 10.45%, 06/15/04....................................           143,625
      120,000  Smith Food & Drug, 11.25%, 05/15/07.................................           121,500
                                                                                     ----------------
                    Total Food and Beverage........................................           360,750        3.33%
                                                                                     ----------------
               Freight and Cargo
      100,000  Teekay Shipping, 8.32%, 02/01/08....................................            93,250        0.86%
                                                                                     ----------------
               Industrial
      100,000  Calpine Corp., 9.25%, 02/01/04......................................            93,500
      100,000  Carrols Corp., 11.50%, 08/15/03.....................................           101,500
       80,000  Foamex Limited Partnership, 11.25%, 10/01/02........................            82,400
      180,000  Oregon Steel Mills, 11.00%, 06/15/03................................           184,725
      140,000  Riverwood International, 10.25%, 04/01/06...........................           138,950
      100,000  Samsonite Corp., 11.125%, 07/15/05..................................           103,000
      100,000  Schuller International Group, 10.875%, 12/15/04.....................           107,125
      100,000  Scotsman Group, 9.50%, 12/15/00.....................................           100,500
      100,000  Westpoint Stevens, 9.375%, 12/15/05.................................            97,000
                                                                                     ----------------
                    Total Industrial...............................................         1,008,700        9.31%
                                                                                     ----------------
               Leisure & Recreation
      200,000  Act III Theatres, 11.875%, 02/01/03.................................           216,000
      100,000  AIM Management Group, 9.00%, 11/15/03...............................            99,500
      150,000  Aztar Corp., 11.00%, 10/01/02.......................................           155,625
      100,000  Host Marriott, 9.50%, 05/15/05......................................            95,625
      110,000  Jitney-Jungle Stores, 12.00%, 03/01/06..............................           112,200
      150,000  Trump Atlantic City, 11.25%, 05/01/06...............................           150,750
                                                                                     ----------------
                    Total Leisure & Recreation.....................................           829,700        7.66%
                                                                                     ----------------


                       See notes to financial statements.

                           High Yield Bond Portfolio
                       Portfolio of Investment--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
-------------                                                                        ----------------  -----------
               Manufacturing
$     250,000  American Standard, 10.88%, 05/15/99.................................  $        263,750
      225,000  Buckeye Cellulose Corp., 8.50%, 12/05/05............................           213,750
       75,000  Idex Corp., 9.75%, 09/15/02.........................................            76,875
      250,000  Viking Star Ship, 9.625%, 07/15/03..................................           253,750
      100,000  Westinghouse Air, 9.375%, 06/15/05..................................           102,000
                                                                                     ----------------
                    Total Manufacturing............................................           910,125        8.40%
                                                                                     ----------------
               Media
      100,000  ARA Group, 8.50%, 06/01/03..........................................            99,250
      100,000  Groupe Videotron, 10.625%, 02/15/05.................................           104,750
      200,000  Infinity Broadcasting, 10.38%, 03/15/02.............................           211,250
       50,000  Jones Intercable, 9.63%, 03/15/02...................................            50,750
       25,000  Rogers Cablesystems Ltd, 11.00%, 12/01/15...........................            25,688
      125,000  Rogers Cablesystems Ltd, 9.625%, 08/01/02...........................           123,437
      150,000  Tele-Communications Inc., 7.875%, 02/15/26..........................           131,903
      250,000  Viacom International, 8.00%, 07/07/06...............................           232,485
                                                                                     ----------------
                    Total Media....................................................           979,513        9.04%
                                                                                     ----------------
               Medical & Other Health Services
      210,000  Owens & Minor, 10.875%, 06/01/06....................................           213,150
      120,000  Quorum Health, 8.75%, 11/01/05......................................           117,000
                                                                                     ----------------
                    Total Medical & Other Health Services..........................           330,150        3.05%
                                                                                     ----------------
               Metals and Mining
      250,000  Freeport McMoran Resources, 8.75%, 02/15/04.........................           252,575
      100,000  Renco Metals Inc., 12.00%, 07/15/00.................................           112,500
      180,000  Renco Metals Inc., 11.50%, 07/01/03.................................           187,326
                                                                                     ----------------
                    Total Metals and Mining........................................           552,401        5.10%
                                                                                     ----------------
               Oil and Gas
      175,000  Gulf Canada Resources Limited, 9.25%, 01/15/04......................           169,750
       25,000  Louis Dreyfus Natural Gas, 9.25%, 06/15/04..........................            25,438
       80,000  Vintage Pettro, 9.00%, 12/15/05.....................................            75,200
                                                                                     ----------------
                    Total Oil and Gas..............................................           270,388        2.49%
                                                                                     ----------------
               Paper & Forest Products
      100,000  Crown Paper Company, 11.00%, 09/01/05...............................            95,000
      125,000  REPAP New Brunswick, 9.875%, 07/15/00...............................           123,750
                                                                                     ----------------
                    Total Paper & Forest Products..................................           218,750        2.02%
                                                                                     ----------------
               Pharmaceutical
      210,000  Ivac Corp., 9.25%, 03/15/02.........................................           208,950        1.93%
                                                                                     ----------------
               Publisher
      110,000  Hollinger International Publishing, 9.25%, 02/01/06.................           100,925        0.92%
                                                                                     ----------------
               Retail
       75,000  Finlay Fine Jewelry, 10.625%, 05/01/03..............................            75,000        0.69%
                                                                                     ----------------


                       See notes to financial statements.

                           High Yield Bond Portfolio
                       Portfolio of Investment--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                                       Percent of
  Principal                                                                               Value        Net Assets
-------------                                                                        ----------------  -----------
               Telecommunications
$     200,000  Allbritton Communications, 11.50%, 08/15/04.........................  $        203,500
      200,000  Bell & Howell Company, 11.50%, 03/01/05.............................           136,500
      250,000  Century Communications, 9.75%, 02/15/02.............................           248,750
      200,000  Essex Group, 10.00%, 05/01/03.......................................           198,500
      250,000  K-III Communications Corp., 10.625%, 05/01/02.......................           260,625
      100,000  Lenfest Communications, 8.375%, 11/01/05............................            91,125
      250,000  Metocall Inc., 10.38%, 10/01/07.....................................           233,750
      100,000  Paging Network, 10.125%, 08/01/07...................................            98,500
      190,000  Rogers Cantel, 9.375%, 06/01/08.....................................           183,825
      360,000  Teleport Communications, 07/01/07...................................           212,850
                                                                                     ----------------
                    Total Telecommunications.......................................         1,867,925       17.23%
                                                                                     ----------------
               Utilities: Electric
      200,000  California Energy Company Inc., 9.875%, 06/30/03....................           204,500
      200,000  El Paso Electric Company, 8.90%, 02/01/06...........................           197,500
      110,000  El Paso Electric Company, 9.40%, 05/01/11...........................           109,175
                                                                                     ----------------
                    Total Utilities: Electric......................................           511,175        4.71%
                                                                                     ----------------  -----------
                    Total Corporate Bonds and Notes (Cost $10,288,502).............        10,122,132       93.40%
                                                                                     ----------------  -----------
                    Total Investments (Cost $10,288,502)...........................        10,122,132       93.40%
                    Assets in excess of Liabilities................................           715,621        6.60%
                                                                                     ----------------  -----------
                    Net Assets.....................................................  $     10,837,753      100.00%
                                                                                     ----------------  -----------
                                                                                     ----------------  -----------

       The aggregate cost of securities for Federal Income tax purposes at June
          30, 1996 is $10,288,502.
       The following amount is based on costs for Federal Income tax purposes:
                    Aggregate gross unrealized appreciation........................  $         37,198
                    Aggregate gross unrealized depreciation........................          (203,568)
                                                                                     ----------------
                    Net unrealized depreciation....................................  $       (166,370)
                                                                                     ----------------
                                                                                     ----------------


---------------
      (f)  Zero coupon


                       See notes to financial statements.

                           International Equity Fund
                            Portfolio of Investments
                                 June 30, 1996
                                  (Unaudited)



                                                                                             Percent of    Country
 Principle                                                                      Value        Net Assets     Code
-----------                                                                ----------------  -----------  ---------
             Corporate Bonds and Notes
             ------------------------------------------------------------
             Nonconvertible Bonds and Notes
             Bank
$   277,000  Bangkok Bank Public Co., 3.25%, 03/03/04....................  $        315,780        0.31%     TH
                                                                           ----------------
             Construction
    136,861  Sekisui House, Ltd., 2.50%, 01/31/02........................           185,025        0.18%     JP
                                                                           ----------------
             Finance
    310,400  British Air Capital, 9.75%, 06/15/05........................           756,700        0.73%     UK
                                                                           ----------------  -----------
                  Total Nonconvertible Bonds and Notes...................         1,257,505        1.22%
                                                                           ----------------  -----------
             Convertible Bonds and Notes
             Banks
    390,000  Sumitomo Bank, 3.125% , 03/31/04............................           327,356                  JP
     54,745  Fujitsu 10, 2.00%, 03/31/04.................................            60,720                  JP
    390,000  Renong Berhad, 2.50% 01/15/05...............................           439,725                  MA
                                                                           ----------------
                  Total Banks............................................           827,801        0.80%
                                                                           ----------------
             Communications
      2,000  Ericson LM, 4.25%, 06/30/00.................................             5,811        0.01%     SW
                                                                           ----------------
             Tire and Rubber
    271,718  Michelin, 6.00%, 01/02/98...................................           305,937        0.29%     FR
                                                                           ----------------  -----------
                  Total Convertible Bonds................................         1,139,549        1.10%
                                                                           ----------------  -----------
                  Total Corporate Bonds and Notes
                    (Cost $2,229,228)....................................         2,397,054        2.32%
                                                                           ----------------  -----------
  Shares
-----------
             Common Stocks, Warrants, and Rights
             ------------------------------------------------------------
             Aerospace
     99,400  CAE Industries..............................................           827,361        0.80%     GE
                                                                           ----------------
             Automobiles
     23,400  Autoliv AB..................................................           712,877                  NE
      1,200  Daimler-Benz Ag.............................................           643,699                  GE
      1,200  Daimler-Benz Ag--Rights, (expires, 7/9/96)..................         --                         GE
    107,000  Kawasaki Steel..............................................           385,339                  JP
      5,900  Mannesmann AG...............................................         2,031,089                  GE
     54,000  Mitsubishi Motor Corp.......................................           472,640                  JP
     66,000  Suzuki Motor Corp...........................................           866,507                  JP
     32,000  Toyota Motor Company........................................           799,405                  JP
     11,000  Valeo.......................................................           588,665                  FR
        900  Volkswagen AG...............................................           334,956                  GE
     30,000  Volvo Aktiebolag B..........................................           682,692                  SW
                                                                           ----------------
                  Total Automobiles......................................         7,517,869        7.29%
                                                                           ----------------


                       See notes to financial statements.

                           International Equity Fund
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                             Percent of    Country
  Shares                                                                        Value        Net Assets     Code
-----------                                                                ----------------  -----------  ---------
             Banks
     15,000  ABN AMRO Holdings...........................................  $        804,932                  NE
      2,000  Banco Popular Espanola......................................           356,288                  SP
     19,000  Bangkok Bank Co., Ltd.......................................           257,330                  UK
     70,000  Barclay's PLC...............................................           838,313                  UK
      9,000  CS Holdings.................................................           855,676                  SZ
      1,210  Holderbank Financial Glaris Class B.........................           966,731                  SZ
     69,000  National Westminster Bank...................................           660,427                  SI
     25,000  Overseas Chinese Banking Corp...............................           292,253                  SI
      2,500  Overseas Chinese Banking Corp.--Rights, (Expires: 7/9/96)...             1,150                  SI
     28,000  The Bank Of Tokyo--Mitsubishi...............................           648,421                  JP
    196,000  Westpac Banking Corp........................................           868,496                  AU
                                                                           ----------------
                  Total Banks............................................         6,550,017        6.35%
                                                                           ----------------
             Building Materials
     74,000  Italcenenti Frabbriche Riunit...............................           593,754        0.58%     GE
                                                                           ----------------
             Chemicals
     32,000  AGA AB......................................................           549,770                  SW
      1,900  Akzo Dutch..................................................           227,625                  NE
     99,000  Morgan Crucible Company PLC.................................           649,143                  UK
     20,000  Norsk Hydro.................................................           979,014                  NO
                                                                           ----------------
                  Total Chemicals........................................         2,405,552        2.33%
                                                                           ----------------
             Construction
     15,000  Rohm Company................................................           990,140                  JP
     66,000  Sekisui House, Ltd..........................................           752,176                  JP
      4,000  Softbank Corp...............................................           696,562                  JP
                                                                           ----------------
                  Total Construction.....................................         2,438,878        2.36%
                                                                           ----------------
             Consumer Goods and Services
     89,000  Hutchison Whampoa...........................................           559,944                  HK
     44,000  Nikon Corp..................................................           505,463                  JP
     56,000  Reckitt and Colman PLC......................................           588,202                  UK
      9,000  Secom Company Ltd...........................................           594,084                  JP
      9,700  Sony Corp...................................................           637,636                  JP
     25,346  Thorn EMI PLC...............................................           706,522                  UK
                                                                           ----------------
                  Total Consumer Goods and Services......................         3,591,851        3.48%
                                                                           ----------------


                       See notes to financial statements.

                           International Equity Fund
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                             Percent of    Country
  Shares                                                                        Value        Net Assets     Code
-----------                                                                ----------------  -----------  ---------
             Electronics
        750  BBC Brown Boveri & Cie......................................  $        927,582                  SZ
     79,000  Bomardier Inc., Class B.....................................         1,184,768                  CA
     24,000  Fuji Photo Film.............................................           757,099                  JP
     75,000  Hitachi Ltd.................................................           697,470                  JP
     12,000  Kyocera Corp................................................           847,909                  JP
     17,000  Murata Manufacturing Company, Ltd...........................           643,226                  JP
      8,800  Philips Electronics N.V.....................................           286,120                  NE
     24,600  Philips Electronics N.V. ADR................................           802,575                  NE
                                                                           ----------------
                  Total Electronics......................................         6,146,749        5.96%
                                                                           ----------------
             Engineering
     17,000  Chudenko Corp...............................................           616,876                  JP
     27,000  Transocean Drilling (c).....................................           700,318                  JP
                                                                           ----------------
                  Total Engineering......................................         1,317,194        1.28%
                                                                           ----------------
             Entertainment
    162,000  Euro Disneyland SCA (c).....................................           445,257                  FR
     18,100  Nintendo Corp., Ltd.........................................         1,346,589                  JP
     56,000  Thompson Corp...............................................           887,064                  UK
                                                                           ----------------
                  Total Entertainment....................................         2,678,910        2.60%
                                                                           ----------------
             Environmental Management
     20,900  Kurita Water Industries.....................................           508,773        0.49%     JP
                                                                           ----------------
             Financial Services
     17,100  Grupo Televisa--GDS.........................................           525,825                  MX
      3,000  Hong Kong Credit Berhad.....................................            14,187                  HK
     42,600  HSBC Holdings PLC...........................................           665,225                  UK
     24,000  Komori Corp.................................................           612,682                  JP
     20,953  Lend Lease Corp., Ltd.......................................           321,576                  AU
     24,000  Nomura Securities Company, Ltd..............................           468,264                  JP
     12,400  Orix Corp...................................................           459,001                  AU
     53,000  Siebe PLC...................................................           753,512                  UK
     30,000  Swedish Match AB............................................            93,135                  SW
     76,000  Wako Securities Company, Ltd................................           607,681                  JP
                                                                           ----------------
                  Total Financial Services...............................         4,521,088        4.38%
                                                                           ----------------
             Food and Beverages
     98,000  Amatil Ltd., Coca Cola......................................         1,089,858                  AU
     35,500  Cadbury Schweppes PLC.......................................           280,486                  UK
      2,300  Heineken NV.................................................           513,903                  NZ
     24,000  Izumi.......................................................           479,206                  JP
    116,000  Lion Nathan.................................................           302,772                  NZ
      1,200  Nestle......................................................         1,370,041                  SZ
      1,200  Nestle (Malaysia) Berhad....................................             9,666                  MA
     21,000  Seagram and Sons Company, Ltd...............................           706,125                  CA
                                                                           ----------------
                  Total Food and Beverages...............................         4,752,057        4.61%
                                                                           ----------------


                       See notes to financial statements.

                           International Equity Fund
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)


                                                                                             Percent of    Country
  Shares                                                                        Value        Net Assets     Code
-----------                                                                ----------------  -----------  ---------
             Insurance
    101,100  Alleanza Assicuraz..........................................  $        654,895                  IT
        395  Baloise Holdings............................................           858,393                  SZ
    267,825  GIO Australian Holdings, Ltd................................           659,760                  AU
     12,000  Mapfre Vida Seguros.........................................           673,889                  SP
     62,000  Mitsui Marine & Fire Insurance..............................           492,348                  JP
        327  Muenchener Rueckversicherungs...............................           668,119                  GE
         20  Muenchener Rueckversicherungs Warrant, (Expires:
             03/13/98)...................................................             2,483                  GE
     95,000  Yasuda Fire and Marine Insurance............................           709,365                  JP
                                                                           ----------------
                  Total Insurance........................................         4,719,252        4.58%
                                                                           ----------------
             Investment Holding Companies
    477,000  Brierley Investments, Ltd...................................           450,908                  NZ
    337,000  Sime Darby Berhad...........................................           931,872                  MA
                                                                           ----------------
                  Total Investment Holding Companies.....................         1,382,780        1.34%
                                                                           ----------------
             Machinery Production
     19,800  ASM Lithography Holding NV (c)..............................           811,800                  NE
     15,000  Atlas Copco AB--Class A.....................................           279,180                  SW
    151,000  Mitsubishi Heavy............................................         1,311,994                  JP
        100  Sidel.......................................................            25,427                  FR
                                                                           ----------------
                  Total Machinery Production.............................         2,428,401        2.35%
                                                                           ----------------
             Media
     95,000  British Sky Broadcasting PLC................................           649,487                  JP
      2,000  Canal Plus..................................................           489,113                  FR
    135,000  Television Broadcasts, Ltd..................................           506,642                  HK
     35,000  Tokyo Broadcasting..........................................           619,063                  JP
                                                                           ----------------
                  Total Media............................................         2,264,305        2.20%
                                                                           ----------------
             Metals and Mining
     17,000  Alcan Aluminum, Ltd.........................................           518,500                  CA
     26,000  Inco, Ltd...................................................           838,500                  CA
     21,500  Pechiney SA.................................................           868,254                  FR
    216,000  Placer Pacific, Ltd.........................................           314,496                  AU
     90,000  Western Mining Corp. Holding, Ltd...........................           644,589                  AU
                                                                           ----------------
                  Total Metals and Mining................................         3,184,339        3.09%
                                                                           ----------------
             Oil and Gas
     98,000  British Gas Corp............................................           274,086                  UK
     15,600  Societe National Elf-Aquitaine..............................         1,147,252                  FR
     15,000  YPF Sociedad Anonima--ADR...................................           337,500                  AR
                                                                           ----------------
                  Total Oil and Gas......................................         1,758,838        1.71%
                                                                           ----------------


                       See notes to financial statements.

                           International Equity Fund
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                             Percent of    Country
  Shares                                                                        Value        Net Assets     Code
-----------                                                                ----------------  -----------  ---------
             Pharmaceuticals
     49,000  Astra AB....................................................  $      2,163,673                  SW
     52,000  Banyu Pharmaceutical Co.....................................           734,854                  JP
     20,000  Hoechst Ag..................................................           675,364                  GE
      3,600  Hoechst Warrant, (Expires: 3/19/99).........................           101,588                  GE
     74,000  Sankyo Company, Ltd.........................................         1,916,089                  JP
      6,900  Synthelabo..................................................           583,031                  FR
    200,000  Technology Resources Industry (c)...........................           697,320                  MA
     24,800  Zeneca Group PLC............................................           548,727                  UK
                                                                           ----------------
                  Total Pharmaceuticals..................................         7,420,646        7.19%
                                                                           ----------------
             Publishing
     93,207  News Corporation, Ltd.......................................           528,911                  AU
     30,000  News Corporation, Ltd.--ADR.................................           705,000                  AU
     29,000  Singapore Press Holdings, Ltd...............................           569,134                  SI
                                                                           ----------------
                  Total Publishing.......................................         1,803,045        1.75%
                                                                           ----------------
             Real Estate
     62,000  City Developments...........................................           483,191                  SI
     77,000  Mitsui Fudosan..............................................         1,039,007                  JP
                                                                           ----------------
                  Total Real Estate......................................         1,522,198        1.48%
                                                                           ----------------
             Retail
     13,000  Electrolux..................................................           653,381                  SW
     12,700  Hennes and Mauritz..........................................         1,177,082                  SW
                                                                           ----------------
                  Total Retail...........................................         1,830,463        1.77%
                                                                           ----------------
             Semiconductor
     18,200  Advantest Corp..............................................           721,816        0.70%     JP
                                                                           ----------------
             Telecommunications
     86,000  Cable and Wireless..........................................           569,243                  UK
         84  DDI Corp....................................................           732,156                  JP
     32,000  Ericsson AB.................................................           689,626                  SW
    400,000  Hong Kong Telecommunications................................           718,280                  HK
        800  Hong Kong Telecommunications--ADR...........................            14,400                  HK
         79  Nippon Telegraph and Telephone Corp.........................           584,857                  JP
      8,300  Nokia AB--Class K...........................................           303,172                  FI
     10,800  Nokia AB--Class A...........................................           397,511                  FI
     53,000  Rogers Communications--Class B (c)..........................           497,507                  FI
    709,000  Telecom Italia Mobile.......................................         1,363,710                  IT
     18,500  Telecomunicacoes Brasileiras--ADR...........................         1,322,933                  BR
     44,000  Telefonica De Espana........................................           809,912                  SP
     25,600  Telefonos De Mexico ADR.....................................           857,600                  MX
     18,000  Vodafone Group PLC ADR......................................           663,750                  UK
                                                                           ----------------
                  Total Telecommunications...............................         9,524,657        9.23%
                                                                           ----------------
             Textiles
     28,000  Wacoal Corp.................................................           380,372        0.36%     JP
                                                                           ----------------


                       See notes to financial statements.

                           International Equity Fund
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                             Percent of    Country
  Shares                                                                        Value        Net Assets     Code
-----------                                                                ----------------  -----------  ---------
             Tire and Rubber
     81,000  Bridgestone Corp............................................  $      1,543,463                  JP
      6,000  Michelin--Class B...........................................           293,235                  FR
                                                                           ----------------
                  Total Tire and Rubber..................................         1,836,698        1.78%
                                                                           ----------------
             Tobacco
     58,000  B.A.T. Industries...........................................           451,500        0.44%     UK
                                                                           ----------------
             Transportation: Air
     17,000  British Airways PLC.........................................           146,336                  UK
    109,000  Citic Pacific, Ltd..........................................           440,752                  SI
      1,100  Swissair (c)................................................         1,064,283                  SZ
                                                                           ----------------
                  Total Transportation: Air..............................         1,651,371        1.60%
                                                                           ----------------
             Transportation: Freight
    122,000  Kawasaki Kisen (c)..........................................           411,555        0.40%     JP
                                                                           ----------------
             Utilities: Electric
     10,400  Asea........................................................         1,101,835                  SW
    401,600  Consolidated Electric Power Asia............................           664,086                  HK
    228,000  Hong Kong Electric..........................................           695,126                  HK
                                                                           ----------------
                  Total Utilities: Electric..............................         2,461,047        2.39%
                                                                           ----------------
             Utilities: Telephone
     15,000  Northern Telecom, Ltd.......................................           815,625                  AU
     22,300  Portugal Telecom S.A. ADR...................................           585,375                  PT
     34,600  Tele Danmark--ADR...........................................           877,975                  DE
        300  Tele Danmark--Class B.......................................            15,018                  DE
                                                                           ----------------
                  Total Utilities: Telephone.............................         2,293,993        2.23%
                                                                           ----------------  -----------
                  Total Common Stocks, Warrants, and Rights
                    (Cost $85,918,854)...................................        91,897,329       89.10%
                                                                           ----------------  -----------
             Preferred Stock
             ------------------------------------------------------------
             Pharmaceuticals
        200  Wella AG....................................................           116,875        0.11%     GE
                                                                           ----------------


                       See notes to financial statements.

                           International Equity Fund
                       Portfolio of Investments--(Cont'd)
                                 June 30, 1996
                                  (Unaudited)



                                                                                             Percent of    Country
  Shares                                                                        Value        Net Assets     Code
-----------                                                                ----------------  -----------  ---------
             Computer Software and Services
      4,900  SAP AG Vorzug...............................................  $        728,171                  GE
    244,000  TNT Ltd.....................................................           328,375                  NZ
                                                                           ----------------
                  Total Computer Software and Services...................         1,056,546        1.03%
                                                                           ----------------  -----------
                  Total Preferred Stock (Cost $1,321,515)................         1,173,421        1.14%
                                                                           ----------------  -----------

                  Total Investments (Cost $89,469,597)...................        95,467,804       92.56%
                  Assets in Excess of Liabilities........................         7,672,626        7.44%
                                                                           ----------------  -----------
                  Net Assets.............................................  $    103,140,430      100.00%
                                                                           ----------------  -----------
                                                                           ----------------  -----------

       The aggregate cost of securities for Federal Income tax purposes at June 30, 1996 is $89,469,597.
       The following amount is based on costs for Federal Income tax purposes:
             Gross unrealized appreciation...............................  $      8,515,396
             Gross unrealized depreciation...............................        (2,517,189)
                                                                           ----------------
             Net unrealized appreciation.................................  $      5,998,207
                                                                           ----------------
                                                                           ----------------


---------------
      (c)  Non-income producing security.


                       See notes to financial statements.

                              Country Composition
                                  (Unaudited)


Argentina (AR).............................................................................       0.33%
Australia (AU).............................................................................       6.21%
Brazil (BR)................................................................................       1.28%
Canada (CA)................................................................................       3.15%
Denmark (DE)...............................................................................       0.87%
Finland (FI)...............................................................................       1.16%
France (FR)................................................................................       4.60%
Germany (GE)...............................................................................       6.51%
Hong Kong (HK).............................................................................       3.08%
Italy (IT).................................................................................       1.96%
Japan (JP).................................................................................      27.20%
Malasia (MA)...............................................................................       2.02%
Mexico (MX)................................................................................       1.34%
Netherlands (NE)...........................................................................       3.53%
Norway (NO)................................................................................       0.95%
New Zealand (NZ)...........................................................................       1.55%
Portugal (PT)..............................................................................       0.57%
Singapore (SI).............................................................................       2.37%
Spain (SP).................................................................................       1.78%
Sweden (SW)................................................................................       7.17%
Switzerland (SZ)...........................................................................       5.86%
Thailand (TH)..............................................................................       0.31%
United Kingdom (UK)........................................................................       8.76%
United States (US).........................................................................       7.44%
                                                                                             ----------
       Total:..............................................................................     100.00%
                                                                                             ----------
                                                                                             ----------

                        DIVERSIFIED INVESTORS PORTFOLIOS
                         Notes To Financial Statements
                                (Unaudited)

1. Organization and Business

     Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993 under the laws of the State of New York, is composed of thirteen different series that are, in effect, separate investment funds: the Money Market Series, the High Quality Bond Series, the Intermediate Government Bond Series, the Government/Corporate Bond Series, the Balanced Series, the Equity Income Series,the Equity Value Series, the Growth & Income Series, the Equity Growth Series, the Special Equity Series, the Aggressive Equity Series, the High-Yield Bond Series, and the International Equity Series (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series). On January 3, 1994 (commencement of operations for each series except the Equity Value Series, Aggressive Equity Series, High-Yield Bond Series and the International Equity Series), MONY Pooled Separate Accounts transferred all of their investable assets at a market value of $1,183,075,019 to those Series with corresponding investment objectives in exchange for interests in those Series. The High-Yield Bond Series and International Equity Series commenced operations on August 22, 1995 and September 29, 1995, respectively. The Equity Value Series and Aggressive Value Series commenced operations on April 19, 1996.

     The International Equity Series was established by a redemption of assets in-kind, valued at $77,137,079 from the Non-U.S. Equity Fund for Participant Directed Plans within the Capital Guardian Collective Trust for Employee Benefit Plans, a bank collective trust fund established and maintained by Capital Guardian Trust Company, which were immediately invested at market value into the Portfolio. The transaction resulted in a non-taxable event.

2. Significant Accounting Policies

A. Security Valuation:

     Short-term securities having remaining maturities of 60 days or less are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Securities traded on national securities exchanges are valued at the last sales price as of the close of business on each day or at the closing bid price for over-the-counter securities. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the ask price on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities not reported on the NASDAQ system. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices by an independent pricing service. All other securities will be valued at their fair value as determined by the Board of Trustees.

B. Repurchase Agreements:

     Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with a third party custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to 102% and 105% of domestic and international securities, respectively, of the repurchase price plus accrued interest at all times. If the value of the

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    Notes To Financial Statements--(Cont'd)
                                 (Unaudited)

underlying securities falls below the value of the repurchase price plus accrued interest, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

C. Foreign Currency Translation:

     The accounting records of the International Equity Series are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, the difference between the amount of investment income receivable and foreign withholding taxes receivable recorded on the Series' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

D. Forward Currency Contracts:

     The International Equity Series may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and the Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

E. Federal Income Taxes:

     It is the Series policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Security Transactions and Investment Income:

     Security transactions are accounted for on a trade date basis (the day after the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    Notes To Financial Statements--(Cont'd)
                                 (Unaudited)

     All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

G. Operating Expenses:

     The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among them.

H. Other:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

3. Fees and Transactions with Affiliates

     AUSA Life Insurance Company, Inc. ("AUSA") is the parent company of Diversified Investment Advisors, Inc. (the "Advisor"). AUSA has sub-accounts which invest in the corresponding Portfolios as follows:


                                                                 Percentage Investment in
     AUSA Subaccount                                                    Portfolio
-----------------------------------------------------------  --------------------------------
Money Market Series........................................                 40.84%
High Quality Bond Series...................................                 46.84%
Intermediate Government Bond Series........................                 58.13%
Government/Corporate Bond Series...........................                 27.38%
Balanced Series............................................                 89.77%
Equity Income Series.......................................                 69.82%
Equity Value Series........................................                 48.45%
Growth & Income Series.....................................                 71.14%
Equity Growth Series.......................................                 89.36%
Special Equity Series......................................                 53.73%
Aggressive Equity Series...................................                 47.09%
High Yield Bond Series.....................................                 44.55%
International Equity Series................................                 29.39%



     The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with the Series Portfolio with respect to each Series. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services under the Advisory Agreement, the Adviser receives from each Series fees accrued daily and paid monthly at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fee.

     For each Series, the Advisor has entered into an Investment Subadvisory Agreement (each a "Subadvisory Agreement") with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of a Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such series, subject in all cases to the general supervision of the Advisor. For its services under each

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    Notes To Financial Statements--(Cont'd)
                                 (Unaudited)

Subadvisory Agreement, the Subadvisors receive a fee from the Advisor at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets.




                  Diversified                                                                 Advisor      Subadvisors
                Portfolio Series                           Portfolio Subadvisors              Fee(1)           Fee
------------------------------------------------  ---------------------------------------  -------------  -------------
Money Market Series.............................  Capital Management Group                        0.25%          0.05%
High Quality Bond Series........................  Merganser Capital
                                                  Management Corporation                          0.35             (2)
Intermediate Government Bond Series.............  Capital Management Group                        0.35           0.15
Government/Corporate Bond Series................  Capital Management Group                        0.35           0.15
Balanced Series.................................  Institutional Capital
                                                  Corporation                                     0.45             (3)
Equity Income Series............................  Asset Management Group                          0.45           0.25
Equity Value Series.............................  Ark Asset Managment Co., Inc.                   0.57             (4)
Growth & Income Series..........................  Putnam Advisory Company, Inc.                   0.60             (5)
Equity Growth Series............................  Jundt Associates, Inc.                          0.70           0.63
Special Equity Series...........................  (6)                                             0.80           0.50
Aggressive Equity Series........................  McKinley Capital Management                     0.97             (7)
High-Yield Bond Series..........................  Delaware Investment Advisers                    0.55             (8)
International Equity Series.....................  Capital Guardian Trust Company                  0.75             (9)


---------------

(1) The Advisor is currently waiving a portion of its fee.

(2) 0.50 on the first $10,000,000 in net assets, 0.375% on the next
    $15,000,000
    in net assets, 0.25 on the next $75,000,000 in net assets and 0.1875% on all net assets in excess of $100,000,000.

(3) 0.55% on the first $25,000,000 in net assets, 0.45% on the next $25,000,000 in net assets, and 0.35% on all net assets in excess of $50,000,000.

(4) 0.45% on the first $100,000,000 in assets, 0.40% on the next $50,000,000 in assets and 0.35% on the nest $50,000,000 in assets; when the Portfolio achieves $200,000,000 in assets, the rate shall be 0.40% on assets up to $200,000,000 and 0.35% on assets in excess of $200,000,000 so long as the Portfolio continues to have more than $200,000,000 in assets

(5) 0.30% on the first $100,000,000 in net assets, 0.20% on net assets in excess of $100,000,000.

(6) The Special Equity Series has four Subadvisors: Pilgrim Baxter & Associates, Ltd., Ark Asset Management Co., Inc.; Liberty Investment Management, Inc.; and Westport Asset Management, Inc.

(7) 0.90% on the first $10,000,000 in assets, 0.80% on the next $15,000,000 in assets, 0.60% on the next $25,000,000 in assets, 0.40% on the next $50,000,000 in assets and 0.35% on assets in excess of $100,000,000.

(8) 0.40% on the first $20,000,000 in net assets, 0.30% on the next $20,000,000 in net assets, and 0.20% on all net assets in excess of $40,000,000.

(9) 0.75% on the first $25,000,000 in net assets, 0.60% on the next $25,000,000 to $50,000,000 in net assets, 0.425% on the next $50,000,000 to $250,000,000 in net assets and 0.375% on all net assets in excess of $250,000,000.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    Notes To Financial Statements--(Cont'd)
                                 (Unaudited)

     For the period ended June 30, 1996, the Advisor has voluntarily undertaken to waive fees in accordance with the expense caps as follows:



     Fund                                                                   Expense Cap
--------------------------------------------------------------------  -----------------------
Money Market Series.................................................  30 basis points (bp)
High Quality Bond Series............................................  40 bp
Intermediate Government Bond Series.................................  40 bp
Government/Corporate Bond Series....................................  40 bp
Balanced Series.....................................................  50 bp
Equity Income Series................................................  50 bp
Equity Value Series.................................................  60 bp
Growth & Income Series..............................................  65 bp
Equity Growth Series................................................  75 bp
Special Equity Series...............................................  85 bp
Aggressive Equity Series............................................  100 bp
High-Yield Bond Series..............................................  60 bp
International Equity Series.........................................  80 bp


     Certain trustees and officers of the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio.

4. Financial Highlights

                                                                                                                    Ratio of Net
                                                                                                                     Investment
                                                                                                                      Income to
                                                                                 Ratio of Expenses, Net               Portfolio
                                         Ratio of Gross Expenses                  of Waivers to Average              Average Net
                                          to Average Net Assets                        Net Assets                      Assets
                                   -----------------------------------            ---------------------            ---------------
                                                                                                 For the
                                                        For the                                 Year Ended
                                      For the          Year Ended           For the                                    For the
                                   Period Ended         --------         Period Ended            --------           Period Ended
                                   June 30, 1996    1995       1994      June 30, 1996      1995         1994       June 30, 1996
                                   -------------  ---------  ---------  ---------------  -----------  -----------  ---------------
 Money Market Series.............          .31%         .31%       .32%          .30%           .30%         .30%          5.26%
 High Quality Bond Series........          .41          .41        .41           .39            .40          .40           6.11
 Intermediate Government Bond
Series...........................          .44          .45        .45           .40            .40          .40           5.65
 Government/Corporate Bond
Series...........................          .40          .39        .40           .38            .39          .40           6.25
 Balanced Series.................          .51          .54        .53           .50            .50          .50           3.61
 Equity Income Series............          .49          .49        .49           .48            .49       --               3.12
 Equity Value Series *...........         1.00       --            .67           .48         --              .65           1.54
 Growth & Income Series..........          .68          .68        .76           .65            .65          .75           1.19
 Equity Growth Series............          .75          .75        .88           .74            .75          .85          (.36)
 Special Equity Series...........          .86          .88     --               .84            .85       --                .21
 Aggressive Equity Series *......         1.41       --         --               .80         --           --              (.73)
 High-Yield Bond Series..........         1.31         1.32     --               .61            .60       --               8.16
 International Equity Series.....         1.01          .83     --               .88            .80       --               1.58



                                                               Ratio of Net Investment
                                                               Income, Net of Waivers
                                                                to Portfolio Average
                                                                     Net Assets                    Portfolio Turnover
                                                         -----------------------------------  ----------------------------

                                                                                                                 For the
                                         For the                              For the                          Year Ended
                                        Year Ended          For the          Year Ended           For the
                                         --------        Period Ended         --------         Period Ended    -----------
                                     1995       1994     June 30, 1996    1995       1994      June 30, 1996      1995
                                   ---------  ---------  -------------  ---------  ---------  ---------------  -----------
 Money Market Series.............       5.70%      4.05%        5.24%        5.69%      4.07%           --             --
 High Quality Bond Series........       5.83       5.77         6.09         5.82       5.79           129%            25%
 Intermediate Government Bond
Series...........................       5.57       5.71         5.62         5.52       5.76            98             59
 Government/Corporate Bond
Series...........................       5.90       5.71         6.24         5.90       5.72            95            122
 Balanced Series.................       4.19       3.57         3.60         4.15       3.61            53            124
 Equity Income Series............       3.37       3.43         3.11         3.37       3.43            71             23
 Equity Value Series *...........     --           1.35         1.02       --           1.37            13         --
 Growth & Income Series..........       1.49        .08         1.16         1.47        .11            63            155
 Equity Growth Series............        .41        .27         (.36)         .41        .30            29             62
 Special Equity Series...........        .33     --              .19          .30     --                60            155
 Aggressive Equity Series *......     --         --           (1.34)       --         --                28         --
 High-Yield Bond Series..........       8.45     --             7.46         7.73     --                70             21
 International Equity Series.....        .53     --             1.45          .50     --                14              7



                                      1994
                                   -----------
 Money Market Series.............          --
 High Quality Bond Series........          37%
 Intermediate Government Bond
Series...........................          21
 Government/Corporate Bond
Series...........................         122
 Balanced Series.................         118
 Equity Income Series............          30
 Equity Value Series *...........          21
 Growth & Income Series..........          75
 Equity Growth Series............          90
 Special Equity Series...........      --
 Aggressive Equity Series *......      --
 High-Yield Bond Series..........      --
 International Equity Series.....      --

---------------
* Annualized (except "Portfolio Turnover")

5. Securities Lending

     The Series may lend its securities to certain firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Series receives compensation, net of related expenses, for

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    Notes To Financial Statements--(Cont'd)
                                 (Unaudited)

lending its securities which is included in interest income on the Statement of Operations. At June 30, 1996, the Series loaned securities having market values as follows:

                                                              Market Value      Collateral
                                                              --------------  --------------
High Quality Bond Series....................................  $    9,392,883  $    9,514,650
Intermediate Government Bond Series.........................      34,954,923      35,893,750
Government/Corporate Bond Series............................      50,975,425      52,256,250
Balanced Series.............................................      64,654,409      85,726,849
Equity Income Series........................................       8,654,350       8,944,200
Growth & Income Series......................................       3,674,600       3,597,800
Equity Growth Series........................................      32,311,381      31,838,735
Special Equity Series.......................................      31,806,900      31,000,946



6. Purchase and Sales of Investments

     The aggregate cost of investments purchased and proceeds from sales or maturities for the period ended June 30, 1996, except for the Equity Value Series and the Aggressive Equity Series, which commenced operations on April 19, 1996 were as follows:




                                                                                    Cost of           Proceeds
                                                                                   Purchases         from Sales
                                                                                ----------------  ----------------
High Quality Bond Series........................  Government Obligations        $     75,009,856  $     36,203,226
          ......................................  Other                              167,430,246       177,127,989
Intermediate Government Bond Series.............  Government Obligations             164,919,383        91,635,796
Government/Corporate Bond Series................  Government Obligations             217,185,029       395,170,974
          ......................................  Other                              127,255,378       109,963,248
Balanced Series.................................  Government Obligations              60,066,148        15,819,922
          ......................................  Other                              101,196,996        89,984,709
Equity Income Series............................  Other                              614,974,715       580,549,234
Equity Value Series.............................  Other                               18,132,688         2,239,292
Growth & Income Series..........................  Other                              156,471,246        98,290,687
Equity Growth Series............................  Other                              79,295,888         67,401,753
Special Equity Series...........................  Other                              298,875,020       222,832,646
Aggressive Equity Series........................  Other                               19,274,103         3,984,554
High-Yield Bond Series..........................  Other                                9,041,467         6,983,381
International Equity Series.....................  Other                               24,499,104        12,925,524

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    Notes To Financial Statements--(Cont'd)
                                 (Unaudited)

7. Forward Currency Contracts

     At June 30, 1996, the International Equity Series had entered into forward currency contracts which contractually obligate the Portfolio to deliver/receive currency at specified future dates. The open contracts are as follows:



                                             In Exchange   Settlement                         Unrealized
Contract                  Foreign Currency       For          Date          Value      Appreciation/Depreciation
------------------------  ----------------  -------------  -----------  -------------  ------------------------
Purchases:
German Deutsche Mark....          623,831   $     410,334     07/01/96  $     409,464        $       (870)
Japanese Yen............       27,041,925         255,540     07/05/96        246,983              (9,557)
Japanese Yen............       27,041,925         260,369     07/05/96        246,983             (13,386)
Japanese Yen............       54,811,440         509,447     07/05/96        500,612              (8,835)
Japanese Yen............       86,801,400         806,030     08/16/96        797,679              (8,351)
Japanese Yen............       66,522,200         656,815     10/15/96        616,489             (40,326)
Japanese Yen............       19,026,000         187,855     10/15/96        176,322             (11,533)
Japanese Yen............      150,000,000       1,461,561     10/15/96      1,390,112             (71,449)
Japanese Yen............       46,783,000         456,464     10/15/96        433,558             (22,906)
Japanese Yen............       93,267,250         962,610     10/30/96        866,260             (96,330)
                                                                                            -------------
                                                                        Total                $   (283,543)
                                                                                            -------------
                                                                                            -------------

Sales:
Canadian Dollar.........        1,066,524   $     783,000     07/23/96  $    782,564        $         436
Canadian Dollar.........          549,098         403,600     07/24/96        402,910                 690
Canadian Dollar.........          408,390         300,000     07/29/96        299,696                 304
German Deutsche Mark....          623,831         424,000     07/01/96        409,464              14,536
German Deutsche Mark....          414,250         270,398     07/11/96        272,062              (1,664)
Japanese Yen............       54,083,850         530,000     07/05/96        493,966              36,034
Japanese Yen............       54,811,440         538,000     07/05/96        500,612              37,388
Japanese Yen............       86,801,400         830,000     08/16/96        797,679              32,321
Japanese Yen............      115,409,370       1,126,000     10/08/96      1,068,434              57,566
Japanese Yen............       55,923,000         541,548     10/08/96        517,722              23,826
Japanese Yen............      377,578,600       3,962,000     10/15/96      3,499,176             462,822
Japanese Yen............       19,026,000         200,000     10/15/96        176,322              23,678
Japanese Yen............       96,931,000         948,630     10/15/96        898,300              50,330
Japanese Yen............       66,833,000         650,000     10/15/96        619,369              30,631
Japanese Yen............       93,267,250         965,000     10/30/96        866,280              98,720
Japanese Yen............       30,528,000         300,000     05/19/97        291,499               8,501
Japanese Yen............       35,139,000         340,000     05/30/97        336,029               3,971
                                                                                            -------------
                                                                        Total                $    880,090
                                                                                            -------------
                                                                                            -------------

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
AUSA Life Insurance Company, Inc.

     We have audited the accompanying statutory-basis balance sheets of AUSA Life Insurance Company, Inc. as of December 31, 1995 and 1994, and the statutory-basis statements of operations, changes in capital and surplus and cash flows for the years then ended. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X,
Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     The Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. The variances between such practices and generally accepted accounting principles are described in Note 1. The effects of these variances have not been determined but we believe they are material.

     In our opinion, because of the materiality of the effects of the variances between generally accepted accounting principles and the accounting practices referred to in the preceding paragraph, the financial statements referred to above are not intended to and do not present fairly, in conformity with generally accepted accounting principles, the financial position of AUSA Life Insurance Company, Inc. at December 31, 1995 and 1994, or the results of its operations or its cash flows for the years then ended.

     Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AUSA Life Insurance Company, Inc. at December 31, 1995 and 1994, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects information set forth therein.

                                                               ERNST & YOUNG LLP

Des Moines, Iowa
February 23, 1996

                       AUSA LIFE INSURANCE COMPANY, INC.

                        BALANCE SHEETS--STATUTORY BASIS
                 (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                             DECEMBER 31
                                                                      -------------------------
                                                                         1995           1994
                                                                      ----------     ----------
ADMITTED ASSETS
Cash and invested assets:
  Cash and short-term investments...................................  $  112,379     $   89,532
  Bonds.............................................................   2,523,719      2,099,349
  Stocks:
     Preferred......................................................         236            236
     Common, at market (cost: $141 in 1995 and 1994)................         346            274
  Mortgage loans on real estate.....................................     768,424        862,352
  Real estate acquired in satisfaction of debt......................      29,333         10,485
  Policy loans......................................................          25             24
  Other invested assets.............................................         723             --
                                                                      ----------     ----------
Total cash and invested assets......................................   3,435,185      3,062,252
Accrued investment income...........................................      51,281         47,156
Federal income taxes recoverable....................................          12             12
Receivable from affiliates..........................................       1,932             --
Other assets........................................................       6,189          1,690
Separate account assets.............................................   4,249,345      2,907,674
                                                                      ----------     ----------
Total admitted assets...............................................  $7,743,944     $6,018,785
                                                                      ==========     ==========

                            See accompanying notes.

                       AUSA LIFE INSURANCE COMPANY, INC.

                        BALANCE SHEETS--STATUTORY BASIS
                 (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                             DECEMBER 31
                                                                         1995           1994
                                                                      ----------     ----------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Aggregate reserves for policies and contracts:
     Life...........................................................  $      356     $      199
     Annuity........................................................     122,145          7,572
     Accident and health............................................       4,354             --
  Policy and contract claim reserves:
     Life...........................................................           3              3
     Accident and health............................................         152             --
  Other policyholders' funds........................................   2,991,630      2,761,658
  Remittances and items not allocated...............................      24,147         16,763
  Asset valuation reserve...........................................      35,160         25,552
  Interest maintenance reserve......................................       3,399          1,314
  Payable to affiliates.............................................          --          7,858
  Short-term note payable to affiliate..............................      15,200          5,200
  Deferred income...................................................      19,182         26,592
  Payable under assumption reinsurance agreement....................      73,546         85,612
  Other liabilities.................................................      21,559          4,656
  Separate account liabilities......................................   4,230,472      2,891,976
                                                                      ----------     ----------
Total liabilities...................................................   7,541,305      5,834,955
Commitments and contingencies
Capital and surplus:
  Common stock, $125 par value, 20 shares authorized, issued and
     outstanding....................................................       2,500          2,500
  Paid-in surplus...................................................     251,150        210,150
  Unassigned surplus (deficit)......................................     (51,011)       (28,820)
                                                                      ----------     ----------
Total capital and surplus...........................................     202,639        183,830
                                                                      ----------     ----------
Total liabilities and capital and surplus...........................  $7,743,944     $6,018,785
                                                                      ==========     ==========

                            See accompanying notes.

                       AUSA LIFE INSURANCE COMPANY, INC.

                   STATEMENTS OF OPERATIONS--STATUTORY BASIS
                             (DOLLARS IN THOUSANDS)

                                                                      YEAR ENDED DECEMBER 31
                                                                    ---------------------------
                                                                       1995             1994
                                                                    ----------       ----------
Revenues:
  Premiums and other considerations, net of reinsurance:
     Life.........................................................  $      180       $       10
     Annuity......................................................   1,107,020          426,329
     Accident and health..........................................         213               --
  Net investment income...........................................     268,678          254,539
  Amortization of interest maintenance reserve....................       1,987              158
  Commissions and expense allowances on reinsurance ceded.........       8,793           11,191
                                                                    ----------       ----------
                                                                     1,386,871          692,957
Benefits and expenses:
  Benefits paid or provided for:
     Life and accident and health benefits........................         221                8
     Surrender benefits...........................................     764,290          453,799
     Other benefits...............................................       1,931              870
     Increase (decrease) in aggregate reserves for policies and contracts:
       Life.......................................................         157               (1)
       Annuity....................................................     114,209            2,722
       Accident and health........................................         175               --
     Increase in liability for premium and other deposit type
      funds.......................................................     229,962           34,294
                                                                    ----------       ----------
                                                                     1,110,945          491,692
  Insurance expenses:
     Commissions..................................................      83,579           91,312
     General insurance expenses...................................      63,316           57,207
     Taxes, licenses and fees.....................................         421              131
     Transfers to separate accounts...............................     139,912           63,209
     Other expenses...............................................  11........               --
                                                                    ----------       ----------
                                                                       287,239          211,859
                                                                    ----------       ----------
                                                                     1,398,184          703,551
                                                                    ----------       ----------
Loss from operations before federal income taxes and net realized
  capital losses on investments...................................     (11,313)         (10,594)
Federal income tax expense........................................          --               --
                                                                    ----------       ----------
Loss from operations before net realized capital losses on
  investments.....................................................     (11,313)         (10,594)
Net realized capital losses on investments (net of amounts
  transferred to interest maintenance reserve)....................      (3,432)            (928)
                                                                    ----------       ----------
Net loss..........................................................  $  (14,745)      $  (11,522)
                                                                    ==========       ==========

                            See accompanying notes.

                       AUSA LIFE INSURANCE COMPANY, INC.

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS--STATUTORY BASIS
                             (DOLLARS IN THOUSANDS)

                          YEAR ENDED DECEMBER 31, 1995

                                                           ADDITIONAL   UNASSIGNED      TOTAL
                                                  COMMON    PAID-IN      SURPLUS     CAPITAL AND
                                                  STOCK     CAPITAL     (DEFICIT)      SURPLUS
                                                  ------   ----------   ----------   -----------
Balance at January 1, 1994......................  $2,500    $210,150    $  (4,297)    $ 208,353
  Net loss for 1994.............................     --           --      (11,522)      (11,522)
  Net unrealized capital losses.................     --           --          (35)          (35)
  Increase in non-admitted assets...............     --           --         (855)         (855)
  Increase in asset valuation reserve...........     --           --      (12,809)      (12,809)
  Seed money contributed to separate account....     --           --      (15,000)      (15,000)
  Increase in surplus in separate account.......     --           --       15,698        15,698
                                                  ------    --------    ---------      --------
Balance at December 31, 1994....................  2,500      210,150      (28,820)      183,830
  Capital contribution..........................     --       41,000           --        41,000
  Net loss for 1995.............................     --           --      (14,745)      (14,745)
  Net unrealized capital gains..................     --           --          172           172
  Increase in non-admitted assets...............     --           --          (61)          (61)
  Increase in asset valuation reserve...........     --           --       (9,608)       (9,608)
  Surplus effect of reinsurance.................     --           --          (70)          (70)
  Redemption of separate account seed money.....     --           --       (1,000)       (1,000)
  Increase in surplus in separate account.......     --           --        3,121         3,121
                                                  ------    --------    ---------      --------
Balance at December 31, 1995....................  $2,500    $251,150    $ (51,011)    $ 202,639
                                                  ======    ========    =========      ========

                            See accompanying notes.

                       AUSA LIFE INSURANCE COMPANY, INC.

                   STATEMENTS OF CASH FLOWS--STATUTORY BASIS
                             (DOLLARS IN THOUSANDS)

                                                                      YEAR ENDED DECEMBER 31
                                                                    ---------------------------
                                                                       1995             1994
                                                                    ----------       ----------
SOURCES OF CASH
Premiums and other considerations, net of reinsurance.............  $1,116,102       $  438,260
Net investment income.............................................     265,966          246,801
                                                                    ----------       ----------
                                                                     1,382,068          685,061
Life and accident and health claims...............................        (215)             (10)
Surrender benefits and other fund withdrawals.....................    (764,290)        (453,799)
Other benefits to policyholders...................................      (1,931)            (868)
Commissions, other expenses and other taxes.......................    (160,462)         (63,919)
Net transfers to separate accounts................................    (139,912)         (63,209)
Federal income taxes, excluding tax on capital gains..............          --              (62)
Net increase in policy loans......................................          (1)              (6)
Increase in remittances and items not allocated...................       7,384           10,340
                                                                    ----------       ----------
Net cash provided by operations...................................     322,641          113,528
Proceeds from investments sold, matured or repaid:
  Bonds...........................................................     432,605          421,275
  Common stocks...................................................          --            2,022
  Mortgage loans..................................................     138,243          189,421
  Real estate.....................................................       4,952               32
  Other, net......................................................           5              (48)
                                                                    ----------       ----------
Total cash from investments.......................................     575,805          612,702
Capital contribution..............................................      41,000               --
Cash received in connection with a reinsurance transaction........          38               --
Issuance of intercompany notes payable, net.......................      10,000            5,200
Other sources.....................................................      22,224           14,695
                                                                    ----------       ----------
Total sources of cash.............................................     971,708          746,125
APPLICATIONS OF CASH
Cost of investments acquired:
  Bonds...........................................................     878,082        1,038,312
  Common stocks...................................................          --               27
  Mortgage loans..................................................      54,140            1,544
  Other invested assets...........................................         725               --
                                                                    ----------       ----------
Total investments acquired........................................     932,947        1,039,883
Seed money contributed to separate accounts.......................       1,000           15,000
Other applications................................................      14,914            4,229
                                                                    ----------       ----------
Total applications of cash........................................     948,861        1,059,112
                                                                    ----------       ----------
Net change in cash and short-term investments.....................      22,847         (312,987)
Cash and short-term investments at beginning of year..............      89,532          402,519
                                                                    ----------       ----------
Cash and short-term investments at end of year....................  $  112,379       $   89,532
                                                                    ==========       ==========

                            See accompanying notes.

                       AUSA LIFE INSURANCE COMPANY, INC.

                 NOTES TO FINANCIAL STATEMENTS--STATUTORY BASIS
                             (DOLLARS IN THOUSANDS)

                               DECEMBER 31, 1995

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     AUSA Life Insurance Company, Inc. ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA") which, in turn, is a wholly-owned subsidiary of AEGON USA ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands. Effective September 24, 1993, First AUSA purchased from The Dreyfus Corporation ("Dreyfus"), its entire interest in Dreyfus Life Insurance Company, a stock life insurance company. At the time of purchase, the Company had total assets and capital and surplus of approximately $17 million and $11 million, respectively. Effective September 27, 1993, Dreyfus Life Insurance Company changed its name to AUSA Life Insurance Company, Inc. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York ("MONY") to transfer certain group pension business of MONY to the Company.

     During 1995, the Board of Directors adopted a resolution calling for the merger of all the assets and liabilities of International Life Investors Insurance Company, an affiliate, into the Company. This merger is expected to occur in 1996.

FINANCIAL STATEMENTS

     The accompanying financial statements present the condition of the Company at December 31, 1995 and 1994 and the results of its operations for the year ended December 31, 1995 and 1994. Results of operations for 1993 are not included, as the Company believes such data would not provide a meaningful comparison with respect to financial results after the date of the acquisition.

NATURE OF BUSINESS

     The Company primarily sells group fixed and variable annuities. The Company is licensed in 47 states and the District of Columbia and is actively in the process of becoming licensed in all 50 states. Sales of the Company's products are primarily through brokers.

BASIS OF PRESENTATION

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract reserves, guarantee fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

     The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally carried at amortized cost rather than segregating the portfolio into held-to-maturity (carried at amortized cost), available-for-sale (carried at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on

                       AUSA LIFE INSURANCE COMPANY, INC.

                             (DOLLARS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED) reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions;
(d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding receivable or payable rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (carried as a liability) changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "nonadmitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; and (m) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations. The effects of these variances have not been determined by the Company.

     The National Association of Insurance Commissioners (NAIC) currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1996, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

CASH AND CASH EQUIVALENTS

     For purposes of the statement of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be cash equivalents.

INVESTMENTS

     Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortized costs for bonds and mortgage loans on real estate that were acquired through the reinsurance agreement, described earlier, were initially recorded at market value, consistent with the aforementioned agreement and as prescribed by the Department of Insurance of the State of New York. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks, which may include shares of mutual funds (money market and other), are carried at market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of

                       AUSA LIFE INSURANCE COMPANY, INC.

                             (DOLLARS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED) investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by New York Insurance Laws.

     Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for anticipated losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses, net of amounts attributed to changes in the general level of interest rates. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

     Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 1, 1995 and 1994, the Company excluded investment income due and accrued of $183 and $774, respectively, with respect to such practices.

     MONY entered into foreign exchange interest rate swap agreements to modify the interest characteristics of certain of its outstanding fixed maturity securities from a fixed rate in a foreign currency to a fixed rate in U.S. Dollars prior to the reinsurance assumption agreement. These agreements were assigned to the Company in connection with the reinsurance assumption agreement. The interest rate swap agreements involve the exchange of a fixed rate in a foreign currency for fixed rate interest payments in U. S. Dollars over the life of the agreement without an exchange of the underlying principal amount of $32,500 at December 31, 1995 and 1994. The differential to be paid or received is accrued as incurred and recognized as an adjustment to interest related to the underlying fixed maturity. The related amount payable to or receivable from counterparties is included in other liabilities or assets. The fair values of the swap agreements are not recognized in the financial statements.

     Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note 4) are returned to Mutual of New York at the time of realization pursuant to the agreement.

AGGREGATE POLICY RESERVES

     Life and annuity benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

     The aggregate policy reserves for life insurance policies are based principally upon the 1941 and 1958 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.50 to 4.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods.

     Deferred annuity and other policyholders' funds reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies

                       AUSA LIFE INSURANCE COMPANY, INC.

                             (DOLLARS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED) are equal to the present value of future payments assuming interest rates ranging from 5.50 to 7.50 percent and mortality rates, where appropriate, from a variety of tables.

     Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

POLICY AND CONTRACT CLAIM RESERVES

     Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

SEPARATE ACCOUNT

     Assets held in trust for purchases of separate account contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the policyholders. The Company received separate account premiums of $536,128 and $180,789 in 1995 and 1994, respectively. The assets in the separate accounts for the variable annuities and participating annuities are held at a market value of $3,650,091 and $2,398,125 for the years ended December 31, 1995 and 1994, respectively. The separate account assets in the fixed government accounts and stable fund accounts are carried at an amortized cost of $599,254 and $509,549 for the years ended December 31, 1995 and 1994, respectively.

RECLASSIFICATIONS

     Certain reclassifications have been made to the 1994 financial statements to conform to the 1995 presentation.

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

     Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures About Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosures about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

                       AUSA LIFE INSURANCE COMPANY, INC.

                             (DOLLARS IN THOUSANDS)

2. FAIR VALUES OF FINANCIAL INSTRUMENTS--(CONTINUED)
     The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and cash equivalents, short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

     Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices and are recognized in the statutory-basis balance sheet.

     Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

     Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Interest rate swap: Estimated fair value of the foreign currency interest rate swap is based upon the pricing differential for similar swap agreements. The fair value of the interest rate swap has been included with the fair value of the underlying fixed maturities.

     Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

     The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                        DECEMBER 31
                                                           1995                      1994
                                                  -----------------------   -----------------------
                                                   CARRYING                  CARRYING
                                                    VALUE      FAIR VALUE     VALUE      FAIR VALUE
                                                  ----------   ----------   ----------   ----------
ADMITTED ASSETS
Bonds...........................................  $2,523,719   $2,605,786   $2,099,349   $1,976,667
Preferred stocks................................         236          180          236          162
Common stock....................................         346          346          274          274
Mortgage loans on real estate...................     768,424      806,395      862,352      851,352
Policy loans....................................          25           25           24           24
Cash and short-term investments.................     112,379      112,379       89,532       89,532
Separate account assets.........................   4,249,345    4,261,843    2,907,674    2,876,170
LIABILITIES
Investment contract liabilities.................   3,113,766    3,077,557    2,771,701    2,685,570
Separate account annuities......................   4,237,983    4,219,281    2,886,836    2,841,006

                       AUSA LIFE INSURANCE COMPANY, INC.

                             (DOLLARS IN THOUSANDS)

3. INVESTMENTS

     The carrying value and estimated market value of investments in debt securities were as follows:

                                                                GROSS        GROSS      ESTIMATED
                                                  CARRYING    UNREALIZED   UNREALIZED      FAIR
                                                   VALUE        GAINS        LOSSES       VALUE
                                                 ----------   ----------   ----------   ----------
DECEMBER 31, 1995
Bonds:
  United States Government and agencies........  $   81,460    $  1,010     $     21    $   82,449
  State, municipal and other government........      20,584         871           14        21,441
  Public utilities.............................     169,422       3,105          498       172,029
  Industrial and miscellaneous.................   1,482,600      51,205        7,727     1,526,078
  Mortgage-backed securities...................     769,653      36,675        2,539       803,789
                                                 ----------    --------    ---------    ----------
                                                  2,523,719      92,866       10,799     2,605,786
Preferred stocks...............................         236          --           56           180
                                                 ----------    --------    ---------    ----------
                                                 $2,523,955    $ 92,866     $ 10,855    $2,605,966
                                                 ==========    ========    =========    ==========
DECEMBER 31, 1994
Bonds:
  United States Government and agencies........  $  101,024    $    247     $  7,604    $   93,667
  State, municipal and other government........      23,270          --        1,903        21,367
  Public utilities.............................     162,527          15       14,017       148,525
  Industrial and miscellaneous.................   1,448,647       3,569       82,144     1,370,072
  Mortgage-backed securities...................     363,881         377       21,222       343,036
                                                 ----------    --------    ---------    ----------
                                                  2,099,349       4,208      126,890     1,976,667
Preferred stocks...............................         236          --           74           162
                                                 ----------    --------    ---------    ----------
                                                 $2,099,585    $  4,208     $126,964    $1,976,829
                                                 ==========    ========    =========    ==========

     The carrying value and estimated market value of bonds at December 31, 1995, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                        CARRYING    ESTIMATED
                                                                         VALUE      FAIR VALUE
                                                                       ----------   ----------
Due in one year or less..............................................  $   62,034   $  62,250
Due after one year through five years................................     795,601     808,309
Due after five years through ten years...............................     773,886     809,464
Due after ten years..................................................     122,545     121,974
                                                                       ----------   ----------
                                                                        1,754,066   1,801,997
Mortgage-backed securities...........................................     769,653     803,789
                                                                       ----------   ----------
                                                                       $2,523,719   $2,605,786
                                                                       ==========   ==========

                       AUSA LIFE INSURANCE COMPANY, INC.

                             (DOLLARS IN THOUSANDS)

3. INVESTMENTS--(CONTINUED)
     A detail of net investment income is presented below:

                                                                             DECEMBER 31
                                                                         1995           1994
                                                                       --------       --------
Interest on bonds and notes......................................      $180,500       $145,612
Mortgage loans...................................................        98,653        117,859
Real estate......................................................         2,400            322
Dividends on equity investments..................................            19             51
Interest on policy loans.........................................             1              1
Other investment loss............................................        (3,927)        (2,458)
                                                                       --------       --------
Gross investment income..........................................       277,646        261,387
Investment expenses..............................................         8,968          6,848
                                                                       --------       --------
Net investment income............................................      $268,678       $254,539
                                                                       ========       ========

     Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                                             DECEMBER 31
                                                                         1995           1994
                                                                       --------       --------
Proceeds.........................................................      $432,605       $421,275
                                                                       ========       ========
Gross realized gains.............................................      $  7,214       $  7,643
Gross realized losses............................................        13,407         13,681
                                                                       --------       --------
Net realized losses..............................................      $ (6,193)      $ (6,038)
                                                                       ========       ========

     At December 31, 1995, investments with an aggregate carrying value of $2,089 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

     Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                               REALIZED
                                                                        ----------------------
                                                                        YEAR ENDED DECEMBER 31
                                                                          1995          1994
                                                                        --------       -------
Debt securities...................................................      $ (6,193)      $(6,038)
Short-term investments............................................             2           (48)
Mortgage loans on real estate.....................................        (3,650)        1,067
Real estate.......................................................          (628)           --
Other invested assets.............................................        11,109         5,412
                                                                        --------       --------
                                                                             640           393
Tax effect........................................................            --            --
Transfer to interest maintenance reserve..........................        (4,072)       (1,321)
                                                                        --------       --------
Total realized losses.............................................      $ (3,432)      $  (928)
                                                                        ========       ========

                       AUSA LIFE INSURANCE COMPANY, INC.

                             (DOLLARS IN THOUSANDS)

3. INVESTMENTS--(CONTINUED)

                                                                                CHANGE IN
                                                                                UNREALIZED
                                                                             ----------------
                                                                                YEAR ENDED
                                                                               DECEMBER 31
                                                                             1995        1994
                                                                             -----       ----
Debt securities........................................................      $(750)      $ --
Equity securities......................................................         72        (35)
                                                                             -----       ----
Change in unrealized depreciation......................................      $(678)      $(35)
                                                                             =====       ====

     Gross unrealized gains and gross unrealized losses on equity securities at December 31, 1995 were as follows:

                                                                                YEAR ENDED
                                                                                DECEMBER 31
                                                                              ---------------
                                                                              1995       1994
                                                                              ----       ----
Unrealized gains........................................................      $205       $133
Unrealized losses.......................................................        --         --
                                                                              ----       ----
Net unrealized gains....................................................      $205       $133
                                                                              ====       ====

     During 1995, the Company issued mortgage loans with interest rates ranging from 7.41% to 9.86%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 86%. Mortgage loans with a carrying value of $13,780 were non-income producing for the previous twelve months. Accrued interest of $150 related to these mortgage loans was excluded from investment income. The Company refinanced the mortgage loans of two properties with an aggregate carrying value of $23,378 to reduce the interest rates, as a result of the current interest rate environment. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property.

     During 1995 and 1994, there were $14,264 and $10,587, respectively, in foreclosed mortgage loans that were transferred to real estate. At December 31, 1995 and 1994, the Company held a mortgage loan loss reserve in the asset valuation reserve of $9,921 and $9,061, respectively.

     At December 31, 1995, the mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

           GEOGRAPHIC DISTRIBUTION                         PROPERTY TYPE DISTRIBUTION
---------------------------------------------     ---------------------------------------------
South Atlantic.........................  31.1%    Retail.................................  36.7%
E. North Central.......................  20.7     Office.................................  33.2
Mountain...............................  15.6     Apartment..............................  17.2
New England............................  11.5     Other..................................  10.4
W. North Central.......................   9.8     Industrial.............................   2.5
W. South Central.......................   8.3
Pacific................................   3.0

                       AUSA LIFE INSURANCE COMPANY, INC.

                             (DOLLARS IN THOUSANDS)

3. INVESTMENTS--(CONTINUED)
     At December 31, 1995, the Company had the following investments, excluding
U. S. Government guaranteed or insured issues, which individually represented more than ten percent of capital and surplus and the asset valuation reserve:

                                                                                    CARRYING
                             DESCRIPTION OF SECURITY                                 VALUE
----------------------------------------------------------------------------------  --------
Bonds:
  Falcon Telecable................................................................  $44,370
  Connecticut National Bank.......................................................   36,220
  Green Tree Financial Corporation................................................   35,831
  Standard Credit Card............................................................   32,629
  PSEG Capital....................................................................   28,783
  Chemical Banking................................................................   26,166
  Triax Association...............................................................   25,000

4. REINSURANCE

     The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

     Premiums earned reflect the following reinsurance assumed and ceded amounts for the year ended December 31:

                                                                        1995            1994
                                                                     ----------       --------
Direct premiums....................................................  $1,105,029       $295,678
Reinsurance assumed................................................      35,847        130,665
Reinsurance ceded..................................................     (33,463)            (4)
                                                                     ----------       --------
Net premiums earned................................................  $1,107,413       $426,339
                                                                     ==========       ========

     The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1995 and 1994 of $32,948 and $0, respectively.

     On December 31, 1993, the Company and MONY entered into an assumption reinsurance agreement whereby, all of the general account liabilities were novated to the Company from MONY as state approvals were received.

     In accordance with the agreement, MONY will receive payments relating to the performance of the assets and liabilities that exist at the date of closing for a period of nine years. These payments will be reduced for certain administrative expenses as defined in the agreement. The Company will recognize operating gains and losses on renewal premiums received after December 31, 1993 of the business in-force at December 31, 1993, and on all new business written after that date. At the end of nine years, the Company will purchase from MONY the remaining transferred business inforce based upon a formula described in the agreement. At December 31, 1995 and 1994, the Company owed MONY $73,546 and $85,612, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years.

                       AUSA LIFE INSURANCE COMPANY, INC.

                             (DOLLARS IN THOUSANDS)

4. REINSURANCE--(CONTINUED)
     In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. The proceeds were used to enhance the surplus of the Company. Both the Series A and Series B notes bear a market rate of interest and mature in nine years.

     AEGON provides general and administrative services for the transferred business under a related agreement with MONY. The agreement specifies prescribed rates for expenses to administer the business up to certain levels. In addition, AEGON also provides investment management services on the assets underlying the new pension business written by the Company while MONY continues to provide investment management services for assets supporting the remaining policy liabilities which were transferred at December 31, 1993.

     On October 1, 1995, the Company entered into a reinsurance agreement with a non-affiliate. As a result, the Company received $4,242 of assets, including $38 of cash and $4,312 of liabilities. The difference between the assets and the liabilities of $70 was charged directly to unassigned surplus.

5. INCOME TAXES

     Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to loss from operations before taxes and realized capital losses for the following reasons:

                                                                          YEAR ENDED DECEMBER
                                                                                  31
                                                                          1995          1994
                                                                         -------       -------
Computed tax benefit at federal statutory rate (35%)...................  $(3,959)      $(3,708)
Tax reserve adjustment.................................................      184           121
Deferred acquisition cost--tax basis...................................      596             6
Carryforward of current year operating loss............................    3,351         3,460
Other items--net.......................................................     (172)          121
                                                                         -------       -------
Federal income tax expense.............................................  $    --       $    --
                                                                         =======       =======

     Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($800 at December 31, 1995). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $280.

     At December 31, 1995, the Company had net operating loss carryforwards of approximately $19,400 which expire through 2010.

6. POLICY AND CONTRACT ATTRIBUTES

     A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however,

                       AUSA LIFE INSURANCE COMPANY, INC.

                             (DOLLARS IN THOUSANDS)

6. POLICY AND CONTRACT ATTRIBUTES--(CONTINUED) there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                           DECEMBER 31, 1995
                                                                      ---------------------------
                                                                                        PERCENT
                                                                        AMOUNT          OF TOTAL
                                                                      ----------       ----------
Subject to discretionary withdrawal with market value adjustment....  $  506,683           16.1%
Subject to discretionary withdrawal at book value less surrender
  charge............................................................   1,892,739           60.1%
Subject to discretionary withdrawal at market value.................           2            0.0%
Subject to discretionary withdrawal at book value (minimal or no charges
  or adjustments)...................................................     523,843           16.7%
Not subject to discretionary withdrawal provision...................     223,617            7.1%
                                                                      ----------          -----
                                                                       3,146,884          100.0%
Less reinsurance ceded..............................................      32,948
                                                                      ----------
Total policy reserves on annuities and deposit fund liabilities.....  $3,113,936
                                                                      ==========

     Separate and variable account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, are summarized as follows:

                                                                      DECEMBER 31, 1995
                                                           ----------------------------------------
                                                           GUARANTEED   NON-GUARANTEED
                                                            SEPARATE       SEPARATE
                                                            ACCOUNT        ACCOUNT         TOTAL
                                                           ----------   --------------   ----------
Subject to discretionary withdrawal with
  market value adjustment................................  $  290,684     $       --     $  290,684
Subject to discretionary withdrawal at book value less
  surrender charge.......................................     280,770             --        280,770
Subject to discretionary withdrawal at market value......      97,049      1,492,670      1,589,719
Not subject to discretionary withdrawal..................   2,076,810             --      2,076,810
                                                           ----------     ----------     ----------
                                                           $2,745,313     $1,492,670     $4,237,983
                                                           ==========     ==========     ==========

     At December 31, 1995 and 1994, the Company had insurance in force aggregating $52 and $65, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa.

7. DIVIDEND RESTRICTIONS

     Generally, an insurance company's ability to pay dividends is limited to the amount that their net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payment of such amounts as dividends may be subject to approval by regulatory authorities. The Company is not entitled to pay out any dividends in 1996 without prior approval.

8. RETIREMENT AND COMPENSATION PLANS

     The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB 87

                       AUSA LIFE INSURANCE COMPANY, INC.

                             (DOLLARS IN THOUSANDS)

8. RETIREMENT AND COMPENSATION PLANS (CONTINUED) expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. The Company was allocated no pension expense for the years ended December 31, 1995 and 1994. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

     The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company was allocated no expense for the years ended December 31, 1995 and 1994.

     AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

     In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company was allocated no expense for the years ended December 31, 1995 and 1994.

9. RELATED PARTY TRANSACTIONS

     In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company's parent as needed.

     The Company is allocated administrative and benefit expenses from the parent for employee related costs, as all employees are considered employees of the parent, not employees of the Company.

     The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1995 and 1994, the Company paid $2,212 and $0, respectively, for these services, which approximates their costs to the affiliates.

     Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rates ranging from 5.00% to 5.85% at December 31, 1995. During 1995 and 1994, the Company paid interest of $193 and $43, respectively, to affiliates.

                       AUSA LIFE INSURANCE COMPANY, INC.

                             (DOLLARS IN THOUSANDS)

10. COMMITMENTS AND CONTINGENCIES

     The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

     The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus. Assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY. The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. The guaranty fund expense was $15 and $0 for the years ended December 31, 1995 and 1994, respectively.

                       AUSA LIFE INSURANCE COMPANY, INC.

       SUMMARY OF INVESTMENTS--OTHER THAN INVESTMENTS IN RELATED PARTIES
                             (DOLLARS IN THOUSANDS)

                               DECEMBER 31, 1995

SCHEDULE I

                                                                                 AMOUNT AT WHICH
                                                                                  SHOWN IN THE
                                                                      MARKET      BALANCE SHEET
                 TYPE OF INVESTMENT                    COST (1)       VALUE            (2)
----------------------------------------------------  -----------   ----------   ---------------
FIXED MATURITIES
Bonds:
  United States Government and government agencies
     and authorities................................  $   499,932   $  517,318     $   499,232
  States, municipalities and political
     subdivisions...................................        5,068        5,444           5,062
  Foreign governments...............................       15,980       15,996          15,522
  Public utilities..................................      172,286      172,029         169,422
  All other corporate bonds.........................    1,853,621    1,894,999       1,834,481
Redeemable preferred stock..........................          236          180             236
                                                       ----------   ----------      ----------
Total fixed maturities..............................    2,547,123    2,605,966       2,523,955
EQUITY SECURITIES
Common stocks--industrial, miscellaneous and all
  other.............................................          141          346             346
                                                       ----------   ----------      ----------
Total equity securities.............................          141          346             346
Mortgage loans on real estate.......................      768,424                      768,424
Real estate.........................................       29,333                       29,333
Policy loans........................................           25                           25
Cash and short-term investments.....................      112,379                      112,379
                                                       ----------                   ----------
Total investments...................................  $ 3,457,425                  $ 3,434,462
                                                       ==========                   ==========

---------------
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

(2) Amounts differ from cost as certain bonds have been adjusted to reflect other than temporary declines in value charged to surplus, as prescribed by the NAIC.

                       AUSA LIFE INSURANCE COMPANY, INC.

                      SUPPLEMENTARY INSURANCE INFORMATION
                             (DOLLARS IN THOUSANDS)

SCHEDULE III

                       FUTURE                                                         BENEFITS,
                       POLICY                                                          CLAIMS
                      BENEFITS            POLICY AND                   NET           LOSSES AND         OTHER
                        AND     UNEARNED   CONTRACT     PREMIUM     INVESTMENT       SETTLEMENT       OPERATING    PREMIUMS
                      EXPENSES  PREMIUMS  LIABILITIES   REVENUE       INCOME          EXPENSES        EXPENSES     WRITTEN
                      --------  --------  ----------   ----------   ----------   -------------------  ---------   ----------
YEAR ENDED DECEMBER
31, 1995
Individual life...... $    354   $   --      $  3      $      180    $      47       $         4      $       4   $       --
Individual health....    4,021      333       152             213           85               386             62           --
Group life and
  health.............        2       --        --              --           --                --             --          195
Annuity..............  122,145       --        --       1,107,020      268,546         1,110,555        287,173    1,606,197
                      --------     ----      ----      ----------     --------        ----------       --------   ----------
                      $126,522   $  333      $155      $1,107,413    $ 268,678       $ 1,110,945      $ 287,239   $1,606,392
                      ========     ====      ====      ==========     ========        ==========       ========   ==========
DECEMBER 31, 1994
Individual life...... $    197   $   --      $  3      $       10    $      19       $         5      $       2   $       --
Individual health....       --       --        --              --           --                --             --           --
Group life and
  health.............        2       --        --              --           --                --             --           --
Annuity..............    7,572       --        --         426,329      254,520           491,686        211,857      426,329
                      --------     ----      ----      ----------     --------        ----------       --------   ----------
                      $  7,771   $   --      $  3      $  426,339    $ 254,539       $   491,691      $ 211,859   $  426,329
                      ========     ====      ====      ==========     ========        ==========       ========   ==========

                       AUSA LIFE INSURANCE COMPANY, INC.

                                  REINSURANCE
                             (DOLLARS IN THOUSANDS)

SCHEDULE IV

                                                               ASSUMED                     PERCENTAGE OF
                                                CEDED TO        FROM                          AMOUNT
                                   GROSS          OTHER         OTHER                       ASSUMED TO
                                   AMOUNT       COMPANIES     COMPANIES     NET AMOUNT          NET
                                 ----------     ---------     ---------     ----------     -------------
YEAR ENDED DECEMBER 31, 1995
Life insurance in force........  $      629      $   150      $     --      $      479           --%
                                 ==========      =======      ========      ==========           ==
Premiums:
  Individual life..............  $      184      $     4      $     --      $      180           --%
  Individual health............          --           --            --              --           --
  Group life and health........          --           --            --              --           --
  Annuity......................   1,105,029       33,459        35,847       1,107,233            3
                                                                                                 --
                                 ----------      -------      --------      ----------
                                 $1,104,845      $33,463      $ 35,847      $1,107,413            3%
                                 ==========      =======      ========      ==========           ==
YEAR ENDED DECEMBER 31, 1994
Life insurance in force........  $      681      $   150      $     --      $      531           --%
                                 ==========      =======      ========      ==========           ==
Premiums:
  Individual life..............  $       14      $     4      $     --      $       10           --%
  Individual health............          --           --            --              --           --
  Group life and health........          --           --            --              --           --
  Annuity......................     295,664           --       130,665         426,329           31
                                                                                                 --
                                 ----------      -------      --------      ----------
                                 $  295,678      $     4      $130,665      $  426,339           31%
                                 ==========      =======      ========      ==========           ==

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     The following Financial Statements


(1)(a) With respect to Diversified Investors Variable Funds ("the Funds").
Report of Independent Accountants....................................................     F-1
Statements of assets and liabilities as of December 31, 1995.........................     F-2
Statements of operations for the year ended December 31, 1995........................     F-3
Statements of changes in net assets for the year ended December 31, 1995 and the
  applicable periods ended December 31, 1994.........................................     F-4
Notes to financial statements........................................................     F-6
(1)(b) Statements of assets and liabilities as of June 30, 1996 (unaudited)..........    F-10
Statements of operations for the Period Ended June 30, 1996 (unaudited)..............    F-12
Statements of changes in net assets for the Period Ended June 30, 1996 (unaudited)...    F-14
Notes to financial statements (unaudited)............................................    F-17
(2)(a) With respect to Diversified Investors Portfolios
Report of Independent Accountants....................................................    F-29
Statements of Assets and Liabilities for the year ended December 31, 1995............    F-30
Statement of Operations for the applicable periods ended December 31, 1995...........    F-31
Statements of Changes in Net Assets for the applicable periods ended December 31,
  1995 and the year ended December 31, 1994..........................................    F-32
Portfolio of Investments for the year ended December, 31, 1995.......................    F-34
Money Market Portfolio...............................................................    F-35
High Quality Bond Portfolio..........................................................    F-36
Intermediate Government Bond Portfolio...............................................    F-40
Government/Corporate Bond Portfolio..................................................    F-43
Balanced Fund Portfolio..............................................................    F-48
Equity Income Portfolio..............................................................    F-52
Growth and Income Portfolio..........................................................    F-59
Equity Growth Portfolio..............................................................    F-64
Special Equity Portfolio.............................................................    F-67
High Yield Bond Portfolio............................................................    F-77
International Equity Portfolio.......................................................    F-80
Notes to Financial Statements........................................................    F-88
(2)(b) With respect to Money Market Portfolio, High Quality Bond Portfolio,
  Intermediate Government Bond Portfolio, Government/Corporate Bond Portfolio,
  Balanced Portfolio, Equity Income Portfolio, Equity Value Portfolio, Growth and
  Income Portfolio, Equity Growth Portfolio, Special Equity Portfolio, Aggressive
  Equity, High Yield Bond Portfolio and International Equity Fund.
Statements of assets and liabilities as of June 30, 1996 (unaudited).................    F-95
Statements of operations For the Period Ended June 30, 1996 (unaudited)..............    F-97
Statements of changes in net assets For the Period Ended June 30, 1996 (unaudited)...    F-99
Portfolio of Investments for the Period Ended June 30, 1996 (unaudited)..............   F-104
Notes to Financial Statements (unaudited)............................................   F-159
(3) With respect to AUSA Life Insurance Company, Inc. ("AUSA")
Report of Independent Auditors.......................................................   F-166
Balance Sheets -- Statutory Basis at December 31, 1995 and 1994......................   F-167

Statements of Operations -- Statutory Basis for the year ended December 31, 1995 and
  1994...............................................................................   F-169
Statements of Changes in Capital and Surplus -- Statutory Basis for the year ended
  December 31, 1995 and 1994.........................................................   F-170
Statements of Cash Flows -- Statutory Basis for the year ended December 31, 1995 and
  1994...............................................................................   F-171
Notes to Financial Statements -- Statutory Basis.....................................   F-172
Financial Statement Schedules........................................................   F-173


     (b) Exhibits

        Any form of Form N-4 Exhibits (1) and (3) through (7) and (9) previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant's N-4 Registration
        Statement -- Registration No. 33-73734 under the Securities Act of 1933 are incorporated herein by reference.

        Exhibits (4), (13) and (14) filed with the Commission as part of Post-Effective Amendment No. 1 dated April 28, 1995 to the Registrant's N-4 Registration Statement -- Registration No. 33-73734 under the Securities Act of 1933 are incorporated herein by reference.

        (2) Not applicable.

        (8) Not applicable.

        (10) Opinions and Consents of Independent Accountants.

        (11) Not applicable.

        (12) Not applicable.

        (15) Powers of Attorney filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF AUSA

     The Directors and officers of AUSA are set forth below.

DIRECTORS

Andrew R. Baer.............  KEKST & COMPANY, 437 Madison Ave., New York, New
                             York 10022.

William L. Busler..........  AEGON USA, Inc., 4333 Edgewood Road, N.E., Cedar
                             Rapids, Iowa 52499.

Jack R. Dykhouse...........  AEGON USA, Inc. 9151 Grapevine Highway, North
                             Richland Hills, Texas 76180.

Peter P. Post..............  EMMERLING POST, Inc., 135 East 55th Street, New
                             York, New York 10022.

Cor H. Verhagen............  AEGON INSURANCE GROUP, 51 JFK Parkway, Short Hills,
                             New Jersey 07078.

Professor E. Kirby
Warren.....................  COLUMBIA UNIVERSITY SCHOOL OF BUSINESS, 725 Uris
                             Hall, 116th Street & Broadway, New York, New York 10027.

Steven E. Frushtick........  WIENER, FRUSHTICK & STRAUB, 500 Fifth Avenue, New
                             York, New York 10110.

Vice Admiral Thor Hanson...  National Multiple Sclerosis Society, 900 Birdseye
                             Road, P.O. Box 112, Orient, New York 11957-0112.

B. Larry Jenkins...........  Monumental Life Insurance Company, 2 East Chase
                             Street, Baltimore, Maryland 21202.

DIRECTOR-OFFICERS

Larry G. Brown.............  Chairman of the Board and Secretary, AEGON USA,
                             Inc., 111 North Charles Street, Baltimore, Maryland 21201.

Vera F. Mihaic.............  Vice President, INTERNATIONAL LIFE INVESTORS
                             INSURANCE Company 666 Fifth Avenue New York, New York 10103-0001.

Tom Schlossberg............  President, DIVERSIFIED INVESTMENT ADVISORS, Inc., 4
                             Manhattanville Road, Purchase, New York 10577.

Douglas C. Kolsrud.........  Chief Actuary, AEGON USA, Inc., 4333 Edgewood Road,
                             N.E., Cedar Rapids, Iowa 52499.

ITEM 26.  PERSONS CONTROLLED BY OR UNDER CONTROL WITH THE DEPOSITOR OR
REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of the Depositor.

     The diagram on the next page shows all corporations directly or indirectly controlled or under common control with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship. (See diagram on following page.)

ITEM 27.  AS OF JANUARY 31, 1996 THERE WERE 1322 CONTRACTHOLDERS.

ITEM 28.  INDEMNIFICATION

     Any person made a party to any action, suit, or proceeding by reason of the fact that he, his testator or intestate, is or was a director, officer, or employee of the Company or of any Company which he served as such at the request of the Company, shall be indemnified by the Company against the reasonable expenses, including attorney's fees, actually and necessarily incurred by him in connection with the defense of such action, suite or proceeding, or in connection with appeal therein, except in relation to matters as to which it shall be adjudged in such action, suit or proceeding that such officer, Director, or employee is liable for negligence or misconduct in the performance of his duties. The Company may also reimburse to any Director, officer, or employee the reasonable costs of settlement of any such action, suit, or proceeding, if it shall be found by a majority of a committee composed of the Directors not involved in the matter in controversy (whether or not a quorum) that it was in the interest of the Company that such settlement be made and that such Director, officer or employee was not guilty of negligence or misconduct. The amount to be paid by way of indemnity shall be determined and paid, in each instance, pursuant to action of the Board of Directors, and the stockholders shall be given notice thereof in accordance with applicable provisions of law. Such right of indemnification shall not be deemed exclusive of any other rights to which such Director, officer, or employee may be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Diversified Investors Securities Corp. ("DISC") is the principal underwriter of the Registrant. The names, titles and principal business addresses of the officers and directors of "DISC" are as stated on Forms U-4 of Form BD (File No. 8-45671) as declared effective May 18, 1993, as amended, the text of which is herein incorporated by reference. Diversified Investment Advisors, Inc. an affiliate of AUSA, acts as investment advisor and administrator to each series of Diversified Investors Portfolios. With respect to each series of Diversified Investors Portfolios, Diversified has contracted for certain investment advisory services with one or more subadvisors.

     (b) The names, titles and principal business addresses of the officers of DISC are listed on Schedule A of Form BD for DISC (Registration No. 8-45691) and Form U-4 filed by each individual officer, the text of which is hereby incorporated by reference.

                                     GRAPH

                                      C-3A

FOOTNOTES

 (1) 150,000 shares of Class B Non-Voting Common Stock owned by Ennia Reinsurance Antilles N.V.

 (2) Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% total cumulative vote.

 (3) Denotes relationships as advisor, administrator, sponsor, underwriter or general partner.

 (4) First AUSA Life Insurance Company owns 12.89%. PFL Life Insurance Company owns 13.11%. Bankers United Life Assurance Company owns 4.86%.

 (5) PFL Life Insurance Company owns 16.73%. Bankers United Life Assurance Company owns 3.77%. Life Investors Insurance Company of America owns 3.38%. AEGON USA Realty Advisors, Inc. owns 1.97%. First AUSA Life Insurance Company owns .18%.

 (6) Class B Common Stock is allocated 75% of total cumulative vote. Class A Common Stock is allocated 25% of total cumulative vote.

 (7) 50% of Idex Management, Inc. is owned by Janus Capital Corporation, a Colorado corporation.

 (8) RCC Group: FGH Realty Credit Corp., FGH USA, Inc., RCC North America, Inc., FGH USA Realty, Inc., FGH Eastern Region, Inc., FGH Appraisal Services, Inc., FGH Western Region, Inc., ALH Properties, Inc., First FGP, Inc., Second FGP, Inc., Third FGP, Inc., Fourth FGP, Inc. Fifth FGP, Inc., Sixth FGP, Inc., Seventh FGP, Inc., FGP Midwood, Inc., FGP Parsippany, Inc., ALH Properties Two, Inc., ALH Properties Three, Inc., ALH Properties Four, Inc., ALH Properties Five, Inc., ALH Properties Six, Inc., ALH Properties Seven, Inc., ALH Properties Eight, Inc., ALH Properties Nine, Inc., ALH Properties Ten, Inc., ALH Properties Eleven, Inc., ALH Properties Twelve, Inc., ALH Properties Thirteen, Inc., ALH Properties Fourteen, Inc., ALH Properties Fifteen, Inc., ALH Properties Sixteen, Inc., ALH Properties Seventeen, Inc., FGP Keene, Inc., FGP Broadway, Inc., FGP West Street, Inc., FGP West Street Two, Inc., FGP 90 West Street, Inc., FGP Branford, Inc., FGP Franklin, Inc., FGP Bala, Inc., FGP Twenty-One, Inc., FGP Twenty-Two, Inc., FGP Twenty-Three, Inc., FGP Twenty-Four, Inc., FGP Twenty-Five, Inc., FGP Schenectady, Inc., FGP Country Estates, Inc., FGP Eleventh Street, Inc., FGP 109th Street, Inc., FGP Seventy-Second Street, Inc., FGP Gaithersburg, Inc., FGP West 32nd Street, Inc., FGP Beekman, Inc., Dutch Hotel Management, Inc., FGP Landmark, Inc., FGP Islandia, Inc., FGP Bridgeport, Inc., FGP Varick, Inc., FGP Real Property Management, Inc., FGP Union Gardens, Inc., FGP Burkewood, Inc., FGP Stamford, Inc., FGP Meadow Lane, Inc., FGP Main Street, Inc., FGP Property Services, Inc., FGP Merrick, Inc., FGP West 14th Street, Inc., FGP 106 Fulton, Inc., FGP Bush Terminal, Inc., FGP Northern Boulevard, Inc., FGP Seventh Avenue, Inc., FGP Parsons, Inc., FGP City Hall, Inc., FGP West 88th Street, Inc., FGP Lincoln, Inc., FGP Emerson, Inc., FGP Brooke, Inc., FGP 86th Street, Inc., FGP Edison, Inc., FGP Rider Avenue, Inc., FGP Remson, Inc., and FGP Rockbeach, Inc.

 (9) Subsidiaries of ISI Insurance Agency, Inc. are: ISI Insurance Agency of Ohio, Inc., ISI Insurance Agency of Massachusetts, Inc., and ISI Insurance Agency of Texas, Inc.

(10) Subsidiaries of Associated Mariner Agency, Inc. are Associated Mariner Agency of Hawaii, Inc., Associated Mariner Insurance Agency of Massachusetts, Inc., Associated Mariner Agency Ohio, Inc., Associated Mariner Agency Texas, Inc., and Associated Mariner Agency New Mexico, Inc.

(11) Owns 50% interest in DJA Partners, a Delaware general partnership.

(12) Owns 49% of Melson Technologies Consulting, Inc., a Delaware corporation.

  * Includes qualifying shares for Directors.

     (c) Refer to Prospectus pages 8 and 15, "Charges" and Part B, Statement of Additional Information, page 2, "Sale of Contracts/Principal Underwriter" for information regarding compensation.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are primarily maintained by AUSA Insurance Company, Inc. in whole or in part, at its principal offices at 4 Manhattanville Road, Purchase, NY 10577.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the group variable annuity contract may be accepted;

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant (certifies that it meets the requirements of Securities Act Rule 485(b) for the effectiveness of this registration statement) has duly caused this Post-Effective Amendment No. 6 to its Registration Statement to be signed on its behalf, by the undersigned thereunto duly authorized, in the County of Westchester and the State of New York, on this 17th day of October, 1996.


                                          DIVERSIFIED INVESTORS VARIABLE FUNDS
                                                      (Registrant)

                                          By:    /s/  TOM A. SCHLOSSBERG

                                            ------------------------------------
                                                     Tom A. Schlossberg

                                            AUSA LIFE INSURANCE COMPANY, INC.
                                                        (Depositor)

                                          By:    /s/  TOM A. SCHLOSSBERG

                                            ------------------------------------
                                                     Tom A. Schlossberg
                                                  (Director and President)


     Pursuant to the requirement of the Securities Act of 1933 this Post-Effective Amendment No. 6 to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



             SIGNATURES                                TITLE                        DATE
-------------------------------------    ---------------------------------    -----------------
/s/      TOM A. SCHLOSSBERG              Director and President                October 17, 1996
-------------------------------------
        (Tom A. Schlossberg)

*/s/       ANDREW R. BAER                Director                              October 17, 1996
-------------------------------------
          (Andrew R. Baer)

*/s/       LARRY G. BROWN                Director                              October 17, 1996
-------------------------------------
          (Larry G. Brown)

*/s/      WILLIAM L. BUSLER              Director                              October 17, 1996
-------------------------------------
         (William L. Busler)

*/s/      JACK R. DYKHOUSE               Director                              October 17, 1996
-------------------------------------
         (Jack R. Dykhouse)

*/s/    STEVEN E. FRUSCHTICK             Director                              October 17, 1996
-------------------------------------
       (Steven E. Fruschtick)

*/s/       CARL T. HANSON                Director                              October 17, 1996
-------------------------------------
          (Carl T. Hanson)

By: /s/  TOM A. SCHLOSSBERG                                                    October 17, 1996
-------------------------------------
         Tom A. Schlossberg
          Attorney-in-Fact

             SIGNATURES                                TITLE                        DATE
-------------------------------------    ---------------------------------    -----------------
*/s/      B. LARRY JENKINS               Director                              October 17, 1996
-------------------------------------
         (B. Larry Jenkins)

*/s/     DOUGLAS C. KOLSRUD              Director                              October 17, 1996
-------------------------------------
        (Douglas C. Kolsrud)

*/s/       VERA F. MIHAIC                Director                              October 17, 1996
-------------------------------------
          (Vera F. Mihaic)

*/s/         PETER P. POST               Director                              October 17, 1996
-------------------------------------
           (Peter P. Post)

*/s/       COR H. VERHAGEN               Director                              October 17, 1996
-------------------------------------
          (Cor H. Verhagen)

*/s/       E. KIRBY WARREN               Director                              October 17, 1996
-------------------------------------
          (E. Kirby Warren)

*By: /s/ TOM A. SCHLOSSBERG
-------------------------------------
         Tom A. Schlossberg
          Attorney-in-Fact

                                 EXHIBIT INDEX

EXHIBIT NO.                                DESCRIPTION                                   PAGE
-----------    --------------------------------------------------------------------  -------------
    99.(10)    Consent of Independent Accountants
    99.(15)    Powers of Attorney